UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Item 1.	Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (93.1%):
Application Software (1.1%):
117,265	Jive Software, Inc.*	$1,782,428

Auto Components (3.8%):
52,780	Tenneco, Inc.*	2,074,782
107,517	Tesla Motors, Inc.*^	4,073,819

		6,148,601

Biotechnology (6.4%):
457,140	Amarin Corp. plc, ADR*^	3,387,407
144,105	ARIAD Pharmaceuticals, Inc.*	2,606,859
28,130	Cubist Pharmaceuticals, Inc.*	1,317,047
245,405	Merrimack Pharmaceuticals, Inc.*^	1,496,971
62,540	Myriad Genetics, Inc.*	1,588,516

		10,396,800

Building Products (1.3%):
61,230	American Woodmark Corp.*	2,083,657

Capital Markets (3.6%):
31,870	Financial Engines, Inc.	1,154,331
440,260	WisdomTree Investments, Inc.*	4,578,704

		5,733,035

Chemicals (1.2%):
61,941	American Vanguard Corp.	1,891,678

Commercial Services & Supplies (3.8%):
109,680	Encore Capital Group, Inc.*^	3,301,368
87,944	InnerWorkings, Inc.*^	1,331,472
48,342	Mobile Mini, Inc.*	1,422,705

		6,055,545

Communications Equipment (1.7%):
54,680	Aruba Networks, Inc.*^	1,352,783
103,740	Finisar Corp.*^	1,368,331

		2,721,114

Construction & Engineering (1.9%):
101,990	MasTec, Inc.*	2,973,008

Diversified Consumer Services (1.6%):
75,309	American Public Education, Inc.*^	2,627,531

Diversified Financial Services (1.0%):
73,210	PHH Corp.*	1,607,692

Diversified Telecommunication Services (1.3%):
76,657	Cogent Communications Group, Inc.	2,023,745

Electrical Equipment (2.1%):
85,089	Polypore International, Inc.*^	3,418,876

Electronic Equipment, Instruments & Components (2.8%):
66,320	IPG Photonics Corp. ^	4,404,311

Energy Equipment & Services (0.9%):
21,060	Lufkin Industries, Inc. ^	1,398,173

Food Products (0.5%):
82,000	Boulder Brands, Inc.*	736,360

Health Care Equipment & Supplies (4.5%):
120,380	Align Technology, Inc.*	4,033,933
68,460	Insulet Corp.*	1,770,376
74,575	Spectranetics Corp. (The)*	1,381,875

		7,186,184

Health Care Providers & Services (1.0%):
26,555	WellCare Health Plans, Inc.*	1,539,128

Health Care Technology (1.0%):
27,475	Medidata Solutions, Inc.*	1,593,001

Shares		Fair Value
Common Stocks, continued
Household Durables (4.5%):
54,176	M/I Homes, Inc.*^	$1,324,603
68,430	SodaStream International, Ltd.*^	3,396,865
127,025	TRI Pointe Homes, Inc.*^	2,559,554

		7,281,022

Industrial Machinery (1.6%):
51,410	Proto Labs, Inc.*	2,524,231

Internet Software & Services (4.4%):
179,972	Constant Contact, Inc.*^	2,336,037
45,730	DealerTrack Holdings, Inc.*	1,343,547
78,380	ExactTarget, Inc.*	1,823,903
169,615	Internap Network Services Corp.*	1,585,900

		7,089,387

IT Services (3.1%):
48,975	InterXion Holding NV*	1,186,175
153,575	Lender Processing Services, Inc.	3,910,020

		5,096,195

Machinery (3.6%):
69,945	Manitowoc Co., Inc. (The) ^	1,438,069
21,770	RBC Bearings, Inc.*	1,100,691
307,291	Wabash National Corp.*	3,122,077

		5,660,837

Media (0.4%):
43,425	Pandora Media, Inc.*^	614,898

Metals & Mining (5.5%):
142,305	Globe Specialty Metals, Inc.	1,980,885
28,925	Haynes International, Inc.	1,599,553
188,486	Horsehead Holding Corp.*	2,050,727
42,669	Materion Corp.	1,216,067
62,015	Walter Energy, Inc. ^	1,767,427

		8,614,659

Oil, Gas & Consumable Fuels (8.3%):
48,890	Carrizo Oil & Gas, Inc.*	1,259,895
274,735	Comstock Resources, Inc.*	4,464,444
247,198	Goodrich Petroleum Corp.*^	3,868,649
395,545	Scorpio Tankers, Inc.*	3,528,262

		13,121,250

Personal Products (1.0%):
68,038	Medifast, Inc.*	1,559,431

Pharmaceuticals (1.0%):
30,030	Salix Pharmaceuticals, Ltd.*	1,536,935

Professional Services (4.3%):
151,010	Acacia Research Corp.*	4,555,971
63,204	FTI Consulting, Inc.*	2,380,263

		6,936,234

Road & Rail (0.7%):
55,832	Celadon Group, Inc.	1,164,656

Semiconductors & Semiconductor Equipment (3.0%):
94,685	Cavium, Inc.*	3,674,725
27,205	Power Integrations, Inc.	1,180,969

		4,855,694

Software (3.7%):
49,980	BroadSoft, Inc.*^	1,322,971
15,270	CommVault Systems, Inc.*	1,251,835
67,865	QLIK Technologies, Inc.*	1,752,952
27,030	Sourcefire, Inc.*	1,600,987

		5,928,745

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (1.6%):
87,910	Francesca’s Holdings Corp.*^	$2,519,501

Textiles, Apparel & Luxury Goods (0.7%):
25,395	Steven Madden, Ltd.*	1,095,540

Thrifts & Mortgage Finance (1.3%):
57,499	Nationstar Mortgage Holdings, Inc.*	2,121,713

Trading Companies & Distributors (2.2%):
79,685	H&E Equipment Services, Inc.	1,625,574
68,720	Titan Machinery, Inc.*^	1,906,980

		3,532,554

Trucking (0.7%):
81,200	Swift Transportation Co.*	1,151,416

Total Common Stocks (Cost $127,016,172)		148,725,765

Securities Held as Collateral for Securities on Loan (25.1%):
$40,164,706	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	40,164,706

Total Securities Held as Collateral for Securities on Loan (Cost $40,164,706)		40,164,706

Unaffiliated Investment Company (5.8%):
9,197,806	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	9,197,806

Total Unaffiliated Investment Company (Cost $9,197,806)		9,197,806

Total Investment Securities (Cost $176,378,684)(c) - 124.0%		198,088,277
Net other assets (liabilities) - (24.0)%		(38,288,704)

Net Assets - 100.0%		$159,799,573

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $39,265,641.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Ireland (Republic of)	1.7%
Israel	1.7%
Marshall Islands	1.8%
Netherlands	0.6%
United States	94.2%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Blackrock Capital Appreciation Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (3.5%):
58,169	Precision Castparts Corp.	$11,030,005
107,690	United Technologies Corp.	10,061,477

		21,091,482

Beverages (1.3%):
198,854	Coca-Cola Co. (The)	8,041,656

Biotechnology (3.0%):
220,381	Gilead Sciences, Inc.*	10,783,243
122,936	United Therapeutics Corp.*	7,483,114

		18,266,357

Chemicals (1.9%):
105,632	Monsanto Co.	11,157,908

Communications Equipment (3.6%):
33,972	F5 Networks, Inc.*	3,026,226
272,809	QUALCOMM, Inc.	18,264,562

		21,290,788

Computers & Peripherals (1.3%):
17,490	Apple, Inc.	7,741,599

Consumer Finance (0.6%):
83,803	Discover Financial Services	3,757,727

Diversified Financial Services (1.1%):
8,864	JPMorgan Chase & Co.	420,685
110,767	Moody’s Corp.	5,906,097

		6,326,782

Electrical Equipment (1.1%):
50,310	Roper Industries, Inc.	6,404,966

Energy Equipment & Services (3.0%):
253,924	FMC Technologies, Inc.*	13,810,926
56,149	Schlumberger, Ltd.	4,204,999

		18,015,925

Food Products (1.8%):
141,542	Mead Johnson Nutrition Co.	10,962,428

Health Care Equipment & Supplies (1.0%):
12,133	Intuitive Surgical, Inc.*	5,959,608

Hotels, Restaurants & Leisure (1.3%):
142,437	Las Vegas Sands Corp.	8,026,325

Industrial Conglomerates (2.8%):
271,898	Danaher Corp.	16,898,461

Insurance (1.7%):
268,051	American International Group, Inc.*	10,405,740

Internet & Catalog Retail (5.1%):
77,439	Amazon.com, Inc.*	20,636,719
169,127	Expedia, Inc.	10,149,311

		30,786,030

Internet Software & Services (10.4%):
345,031	eBay, Inc.*	18,707,581
209,029	Facebook, Inc., Class A*	5,346,962
41,119	Google, Inc., Class A*	32,649,720
32,757	LinkedIn Corp., Class A*	5,767,197

		62,471,460

IT Services (8.6%):
39,389	Alliance Data Systems Corp.*^	6,376,685
137,771	Gartner, Inc.*	7,496,120
25,544	MasterCard, Inc., Class A	13,822,625
168,256	Teradata Corp.*	9,844,659
83,817	Visa, Inc., Class A	14,235,479

		51,775,568

Shares		Fair Value
Common Stocks, continued
Machinery (1.6%):
163,020	Eaton Corp. plc	$9,984,975

Media (13.4%):
217,722	CBS Corp., Class B	10,165,440
73,500	Discovery Communications, Inc., Class A*	5,787,390
44,500	Discovery Communications, Inc., Class C*	3,094,530
95,800	DISH Network Corp., Class A	3,630,820
189,680	Liberty Global, Inc., Class A*^	13,922,512
58,688	McGraw-Hill Cos., Inc. (The)	3,056,471
4,157,568	Sirius XM Radio, Inc. ^	12,805,309
301,862	Viacom, Inc., Class B	18,585,643
164,953	Walt Disney Co. (The)	9,369,330

		80,417,445

Oil, Gas & Consumable Fuels (2.6%):
25,300	Concho Resources, Inc.*	2,464,979
61,999	EOG Resources, Inc.	7,940,212
44,340	Noble Energy, Inc.	5,128,364

		15,533,555

Personal Products (2.7%):
249,565	Estee Lauder Co., Inc. (The), Class A	15,979,647

Pharmaceuticals (9.2%):
380,400	Abbott Laboratories	13,435,728
76,092	Abbvie, Inc.	3,103,032
171,674	Allergan, Inc.	19,163,968
168,600	Merck & Co., Inc.	7,457,178
94,648	Valeant Pharmaceuticals International, Inc.*	7,100,493
143,237	Zoetis, Inc.*	4,784,116

		55,044,515

Professional Services (1.1%):
110,743	Verisk Analytics, Inc., Class A*	6,825,091

Real Estate Investment Trusts (REITs) (1.1%):
86,752	American Tower Corp.	6,672,964

Road & Rail (1.7%):
69,778	Union Pacific Corp.	9,937,085

Software (4.4%):
123,267	Citrix Systems, Inc.*	8,894,947
62,709	Salesforce.com, Inc.*	11,214,251
149,511	Splunk, Inc.*	5,984,925

		26,094,123

Specialty Retail (3.7%):
165,661	CarMax, Inc.*	6,908,064
220,264	Home Depot, Inc. (The)	15,370,022

		22,278,086

Textiles, Apparel & Luxury Goods (3.1%):
74,209	Ralph Lauren Corp.	12,564,326
111,654	Under Armour, Inc., Class A*	5,716,685

		18,281,011

Trading Companies & Distributors (1.1%):
114,795	United Rentals, Inc.*	6,310,281

Total Common Stocks (Cost $501,166,249)		592,739,588

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Blackrock Capital Appreciation Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.7%):
$15,889,569	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$15,889,569

Total Securities Held as Collateral for Securities on Loan (Cost $15,889,569)		15,889,569

Unaffiliated Investment Company (0.8%):
4,608,810	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,608,810

Total Unaffiliated Investment Company (Cost $4,608,810)		4,608,810

Total Investment Securities (Cost $521,664,628)(c) - 102.3%		613,237,967
Net other assets (liabilities) - (2.3)%		(13,990,239)

Net Assets - 100.0%		$599,247,728

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $15,508,994.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Canada	1.2%
Ireland (Republic of)	1.6%
Netherlands	0.7%
United States	96.5%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (56.9%):
Aerospace & Defense (1.1%):
7,005	Boeing Co. (The)	$601,378
11,197	European Aeronautic Defence & Space Co. NV	570,809
609	General Dynamics Corp.	42,941
542	L-3 Communications Holdings, Inc.	43,859
837	Northrop Grumman Corp.	58,716
2,648	Precision Castparts Corp.	502,114
963	Raytheon Co.	56,615
24,123	Safran SA	1,077,809
16,155	United Technologies Corp.	1,509,361

		4,463,602

Air Freight & Logistics (0.1%):
6,441	United Parcel Service, Inc., Class B	553,282

Airlines (0.2%):
9,000	Japan Airlines Co., Ltd.	419,920
16,060	United Continental Holdings, Inc.*	514,081

		934,001

Auto Components (0.9%):
6,600	Aisin Sieki Co., Ltd.	243,215
449	Autoliv, Inc. ^	31,044
3,158	BorgWarner, Inc.*	244,239
26,500	Bridgestone Corp.	894,125
70,551	Cheng Shin Rubber Industry Co., Ltd.	200,867
3,769	Delphi Automotive plc	167,344
10,000	DENSO Corp.	425,291
11,600	Futaba Industrial Co., Ltd.*	53,745
6,723	Johnson Controls, Inc.	235,776
900	Lear Corp.	49,383
19,400	Toyota Industries Corp.	714,372
3,201	TRW Automotive Holdings Corp.*	176,055

		3,435,456

Automobiles (1.6%):
3,412	Bayerische Motoren Werke AG (BMW)	294,532
10,000	Daihatsu Motor Co., Ltd.	207,790
2,194	Daimler AG, Registered Shares	119,413
60,000	Dongfeng Motor Corp., H Shares	84,572
59,860	Ford Motor Co.	787,159
73,000	Fuji Heavy Industries, Ltd.	1,159,885
26,335	General Motors Co.*	732,640
21,500	Honda Motor Co., Ltd.	828,601
2,126	Hyundai Motor Co.	428,131
24,000	Mazda Motor Corp.*	70,859
38,200	Suzuki Motor Corp.	856,771
9,900	Toyota Motor Corp.	510,293
93,770	Yulon Motor Co., Ltd.	167,400

		6,248,046

Beverages (1.3%):
4,457	Anheuser-Busch InBev NV	441,694
38,740	Coca-Cola Co. (The)	1,566,646
1,766	Constellation Brands, Inc., Class A*	84,132
6,804	DE Master Blenders 1753 NV*	105,214
4,797	Diageo plc, ADR	603,654
2,798	Dr Pepper Snapple Group, Inc.	131,366
1,967	Fomento Economico Mexicano SAB de C.V., ADR	223,255
27,000	Kirin Holdings Co., Ltd.	435,059
16,160	PepsiCo, Inc.	1,278,418

		4,869,438

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.8%):
3,379	Alexion Pharmaceuticals, Inc.*	$311,341
5,929	Amgen, Inc.	607,782
4,659	Celgene Corp.*	540,025
4,345	Cubist Pharmaceuticals, Inc.*	203,433
10,966	Gilead Sciences, Inc.*	536,566
35,550	Mesoblast, Ltd.*	227,967
2,399	Onyx Pharmaceuticals, Inc.*	213,175
3,632	United Therapeutics Corp.*	221,080

		2,861,369

Building Products (0.1%):
4,916	Compagnie de Saint-Gobain SA	182,430
5,800	Daikin Industries, Ltd.	228,811
880,609	Yuanda China Holdings, Ltd.	89,922

		501,163

Capital Markets (1.2%):
651	Ameriprise Financial, Inc.	47,946
36,075	Bank of New York Mellon Corp. (The)	1,009,739
11,363	Deutsche Bank AG, Registered Shares	443,349
5,102	Goldman Sachs Group, Inc. (The)	750,759
10,463	Morgan Stanley	229,977
98,000	Nomura Holdings, Inc.	607,931
4,682	Northern Trust Corp.	255,450
13,308	State Street Corp.	786,370
19,417	UBS AG, Registered Shares	298,284

		4,429,805

Chemicals (2.8%):
4,526	Agrium, Inc.	441,285
45,000	Asahi Kasei Corp.	304,007
2,483	BASF SE	217,524
988	CF Industries Holdings, Inc.	188,086
1,000	Cheil Industries, Inc.	79,528
243,460	China BlueChemical, Ltd., H shares	151,275
15,439	Dow Chemical Co. (The)	491,578
10,650	E.I. du Pont de Nemours & Co.	523,554
992	Eastman Chemical Co.	69,311
22,290	FMC Corp.	1,271,199
16,000	Hitachi Chemical Co., Ltd.	245,215
12,800	JSR Corp.	262,304
20,300	Kuraray Co., Ltd.	286,333
7,765	Lanxess AG	550,731
4,842	Linde AG	900,613
43,420	Mexichem SAB de C.V.	233,406
6,379	Monsanto Co.	673,814
3,800	Nitto Denko Corp.	228,387
8,132	Orica, Ltd.	207,480
20,185	Potash Corp. of Saskatchewan, Inc.	792,261
563	PPG Industries, Inc.	75,408
1,899	Praxair, Inc.	211,814
166,100	PTT Global Chemical pcl	395,768
13,900	Shin-Etsu Chemical Co., Ltd.	922,566
2,999	Sociedad Quimica y Minera de Chile SA, ADR	166,295
3,891	Syngenta AG, Registered Shares	1,626,878
99,000	Ube Industries, Ltd.	195,402

		11,712,022

Commercial Banks (3.1%):
28,805	Banco Bilbao Vizcaya Argentaria SA	251,151

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
52,995	Banco Santander SA	$358,468
5,766	Bank of Nova Scotia	335,594
12,375	BB&T Corp.	388,451
18,750	BNP Paribas SA	965,846
130,329	HSBC Holdings plc	1,387,243
253,561	Intesa Sanpaolo SpA	373,624
466,999	Lloyds Banking Group plc*	347,396
2,466	M&T Bank Corp.	254,393
112,600	Mitsubishi UFJ Financial Group, Inc.	678,839
51,000	Oversea-Chinese Banking Corp., Ltd.	438,903
134,877	Sberbank of Russia	426,757
49,600	Siam Commercial Bank pcl	301,329
4,317	Societe Generale*	142,398
27,300	Sumitomo Mitsui Financial Group, Inc.	1,120,449
13,224	Svenska Handelsbanken AB, A Shares ^	566,202
2,701	Toronto-Dominion Bank (The)	224,941
21,660	U.S. Bancorp	734,924
80,428	UniCredit SpA*^	345,770
56,647	Wells Fargo & Co.	2,095,372

		11,738,050

Commercial Services & Supplies (0.1%):
4,740	Avery Dennison Corp.	204,152

Communications Equipment (0.7%):
38,925	Cisco Systems, Inc.	813,922
1,081	Motorola Solutions, Inc.	69,216
28,644	QUALCOMM, Inc.	1,917,716

		2,800,854

Computers & Peripherals (1.0%):
4,761	Apple, Inc.	2,107,362
44,761	EMC Corp.*	1,069,340
30,384	Fusion-io, Inc.*^	497,386
1,048	Western Digital Corp.	52,693

		3,726,781

Construction & Engineering (0.3%):
20,000	JGC Corp.	513,150
9,558	KBR, Inc.	306,621
46,000	Okumura Corp.	185,439
51,000	Toda Corp.	122,090

		1,127,300

Consumer Finance (0.5%):
12,964	American Express Co.	874,551
9,345	Capital One Financial Corp.	513,508
14,284	Discover Financial Services	640,495

		2,028,554

Containers & Packaging (0.1%):
4,443	Crown Holdings, Inc.*	184,873
8,930	Sealed Air Corp.	215,303

		400,176

Diversified Consumer Services (0.1%):
14,724	Anhanguera Educacional Participacoes SA	238,135

Diversified Financial Services (1.5%):
109,633	Bank of America Corp.	1,335,330
23,580	Citigroup, Inc.	1,043,179
3,833	Deutsche Boerse AG	232,102

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
400,000	General Electric Capital Corp., Series B	$439,013
47,797	ING Groep NV*	343,467
45,848	JPMorgan Chase & Co.	2,175,946

		5,569,037

Diversified Telecommunication Services (2.2%):
41,055	AT&T, Inc.	1,506,308
8,946	BCE, Inc.	418,055
156,732	BT Group plc	660,298
32,503	Chunghwa Telecom Co., Ltd.	100,197
9,001	Chunghwa Telecom Co., Ltd., ADR^	279,931
53,526	Deutsche Telekom AG, Registered Shares	565,918
21,147	Koninklijke (Royal) KPN NV	71,651
1,050	KT Corp.	33,211
6,952	KT Corp., ADR*	109,216
6,500	Nippon Telegraph & Telephone Corp.	283,598
110,141	PT Telekomunikasi Indonesia Tbk	124,788
176,000	Singapore Telecommunications, Ltd.	510,453
591	Swisscom AG, Registered Shares	273,635
97,779	Telecom Italia SpA	69,433
32,883	Telecom Italia SpA	20,309
11,023	Telefonica Brasil SA, ADR	294,094
32,135	Telefonica Deutschland Holding AG*	245,994
28,383	Telefonica SA	383,608
6,551	Telefonica SA, ADR	88,504
130,500	Telekom Malaysia Berhad	227,319
24,260	Telstra Corp., Ltd.	114,022
3,351	TELUS Corp.	231,495
25,856	Verizon Communications, Inc.	1,270,822
20,651	Ziggo NV	727,001

		8,609,860

Electric Utilities (0.8%):
10,631	American Electric Power Co., Inc.	516,986
5,514	Duke Energy Corp.	400,261
93,814	Federal Hydrogenerating Co. (RusHydro), ADR	183,237
12,524	NextEra Energy, Inc.	972,864
13,528	PPL Corp.	423,562
28,759	Scottish & Southern Energy plc	649,718

		3,146,628

Electrical Equipment (0.3%):
9,257	Rockwell Automation, Inc.	799,342
19,600	Sumitomo Electric Industries, Ltd.	240,818

		1,040,160

Electronic Equipment, Instruments & Components (0.6%):
71,109	Corning, Inc.	947,883
67,000	Hitachi, Ltd.	390,823
19,400	HOYA Corp.	365,012
2,500	Kyocera Corp.	229,552
6,300	Murata Manufacturing Co., Ltd.	476,132
1,200	TE Connectivity, Ltd.	50,316

		2,459,718

Energy Equipment & Services (0.8%):
572	Diamond Offshore Drilling, Inc.	39,788

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
7,740	Halliburton Co.	$312,773
722	Helmerich & Payne, Inc.	43,825
12,114	National-Oilwell Varco, Inc.	857,067
19,501	Schlumberger, Ltd.	1,460,429
1,448	Technip-Coflexip SA	148,528
5,360	Tenaris SA, ADR	218,581

		3,080,991

Food & Staples Retailing (0.5%):
12,277	CVS Caremark Corp.	675,112
1,680	Kroger Co. (The)	55,675
18,080	Wal-Mart Stores, Inc.	1,352,927

		2,083,714

Food Products (1.7%):
39,789	Cosan, Ltd., A Shares	775,886
11,056	General Mills, Inc.	545,171
13,187	Hillshire Brands Co.	463,523
10,309	Kraft Foods Group, Inc., Class A	531,223
9,655	Mead Johnson Nutrition Co.	747,780
27,242	Mondelez International, Inc., Class A	833,878
17,520	Nestle SA, Registered Shares	1,267,903
27,691	SLC Agricola SA	252,372
11,937	Unilever NV	489,293
2,676	Unilever NV, NYS	109,716
2,958	Unilever plc, ADR	124,946
4,737	Unilever plc	200,945
4,135	WhiteWave Foods Co., Class A*^	70,584

		6,413,220

Gas Utilities (0.2%):
130,000	Tokyo Gas Co., Ltd.	702,800

Health Care Equipment & Supplies (0.2%):
4,943	Covidien plc	335,333
9,775	Medtronic, Inc.	459,034
763	St. Jude Medical, Inc.	30,856
3,800	Terumo Corp.	163,385

		988,608

Health Care Providers & Services (2.8%):
15,464	Aetna, Inc.	790,520
7,909	AmerisourceBergen Corp.	406,918
54,600	Bangkok Dusit Medical Services pcl, Class F	306,241
25,349	Cardinal Health, Inc.	1,055,025
898	Coventry Health Care, Inc.	42,233
3,126	DaVita, Inc.*	370,712
8,266	Express Scripts Holding Co.*	476,535
5,386	Fresenius SE & Co. KGaA	664,738
18,513	HCA Holdings, Inc.	752,183
8,193	HealthSouth Corp.*	216,049
12,329	Humana, Inc.	852,057
577,100	IHH Healthcare Berhad*	686,877
60,336	Life Healthcare Group Holdings Pte, Ltd.	227,296
5,821	McKesson, Inc.	628,435
34,515	NMC Health plc*	172,019
58,000	Raffles Medical Group, Ltd.	153,528
82,397	Sinopharm Group Co., H Shares	266,724
11,401	UnitedHealth Group, Inc.	652,251
16,293	Universal Health Services, Inc., Class B	1,040,634

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,255	WellPoint, Inc.	$281,809

		10,042,784

Hotels, Restaurants & Leisure (0.3%):
12,659	International Game Technology	208,874
10,726	McDonald’s Corp.	1,069,274
837	Wyndham Worldwide Corp.	53,970

		1,332,118

Household Durables (0.3%):
31,379	Cyrela Brazil Realty SA Empreendimentos e Participacoes	269,362
53,735	MRV Engenharia e Participacoes SA	223,985
20,599	PulteGroup, Inc.*	416,924
3,100	Rinnai Corp.	220,952
13,000	Sekisui Chemical Co., Ltd.	143,942

		1,275,165

Household Products (0.7%):
6,646	Colgate-Palmolive Co.	784,427
4,892	Kimberly-Clark Corp.	479,318
19,800	Procter & Gamble Co. (The)	1,525,789

		2,789,534

Independent Power Producers & Energy Traders (0.2%):
29,868	AES Corp. (The)	375,441
26,688	Calpine Corp.*	549,773

		925,214

Industrial Conglomerates (1.4%):
5,440	3M Co.	578,326
123,219	Beijing Enterprises Holdings, Ltd.	950,246
116,486	General Electric Co.	2,693,157
57,000	Keppel Corp., Ltd.	515,869
7,142	Siemens AG, Registered Shares	769,321

		5,506,919

Insurance (2.6%):
12,482	ACE, Ltd.	1,110,523
7,612	American International Group, Inc.*	295,498
16,796	Amlin plc	108,111
3,307	Arch Capital Group, Ltd.*	173,849
25,687	AXA SA	442,756
1,300	Axis Capital Holdings, Ltd.	54,106
2,807	Berkshire Hathaway, Inc., Class B*	292,489
4,453	Chubb Corp. (The)	389,771
1,440	CNA Financial Corp.	47,074
9,118	Fidelity National Financial, Inc., Class A	230,047
2,276	Lincoln National Corp.	74,220
8,169	MetLife, Inc.	310,585
30,100	MS&AD Insurance Group Holdings, Inc.	670,627
1,264	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	236,464
2,148	Platinum Underwriters Holdings, Ltd.	119,880
15,306	Progressive Corp. (The)	386,783
3,586	Prudential Financial, Inc.	211,538
21,831	QBE Insurance Group, Ltd.	308,036
625	Reinsurance Group of America, Inc.	37,294
2,691	RenaissanceRe Holdings, Ltd.	247,545
12,800	Sony Financial Holdings, Inc.	191,281
2,638	StanCorp Financial Group, Inc.	112,801
17,100	T&D Holdings, Inc.	204,783

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
51,400	Tokio Marine Holdings, Inc.	$1,485,937
748	Torchmark Corp.	44,730
7,794	Travelers Cos., Inc. (The)	656,177
1,879	UnumProvident Corp.	53,082
22,064	XL Group plc	668,539
1,028	Zurich Insurance Group AG	286,389

		9,450,915

Internet & Catalog Retail (0.3%):
2,039	Amazon.com, Inc.*	543,373
1,092	Expedia, Inc.	65,531
50,800	Rakuten, Inc.	519,837

		1,128,741

Internet Software & Services (0.9%):
1,875	Baidu, Inc., ADR*	164,438
2,872	Google, Inc., Class A*	2,280,454
20,670	Project Eagle Shell* (e)	351,390
240	Project Eagle Shell, Class A* (e)	4,080
18,506	Project Eagle Shell, Series D* (e)	314,602
510	Yahoo! Japan Corp.	235,038

		3,350,002

IT Services (1.1%):
700	Accenture plc, Class A	53,179
487	Alliance Data Systems Corp.*^	78,840
1,684	Amdocs, Ltd.	61,045
12,866	Cielo SA	378,783
1,605	Computer Sciences Corp.	79,014
1,647	Fidelity National Information Services, Inc.	65,254
2,967	MasterCard, Inc., Class A	1,605,533
11,834	Visa, Inc., Class A	2,009,887

		4,331,535

Leisure Equipment & Products (0.1%):
10,873	Mattel, Inc.	476,129

Life Sciences Tools & Services (0.5%):
7,264	Agilent Technologies, Inc.	304,870
3,143	Life Technologies Corp.*	203,132
1,207	Mettler-Toledo International, Inc.*	257,357
7,967	PerkinElmer, Inc.	268,010
6,241	Thermo Fisher Scientific, Inc.	477,373
4,360	Waters Corp.*	409,448

		1,920,190

Machinery (1.0%):
1,049	CNH Global NV, NYS, NYS	43,345
2,385	Cummins, Inc.	276,207
3,016	Eaton Corp. plc	184,730
2,000	Fanuc, Ltd.	307,741
80,834	Fiat Industrial SpA	909,640
63,642	Haitian International Holdings, Ltd.	99,066
90,000	IHI Corp.	274,011
50,219	Invensys plc	268,635
63,000	Kubota Corp.	913,515
150	MAN AG	16,137
6,563	PACCAR, Inc.	331,825
482	Parker Hannifin Corp.	44,142

		3,668,994

Marine (0.1%):
27	A.P. Moller - Maersk A/S, Class B	212,098

Shares		Fair Value
Common Stocks, continued
Media (1.4%):
4,438	Charter Communications, Inc., Class A*	$462,351
46,344	Comcast Corp., Class A	1,946,911
1,735	DISH Network Corp., Class A	65,757
6,855	Eutelsat Communications SA	241,827
4,870	Kabel Deutschland Holding AG	449,012
2,599	Liberty Media Corp.*	290,126
12,575	Manchester United plc, Class A*^	210,631
9,810	Pearson plc	176,758
20,869	Shaw Communications, Inc., Class B ^	516,999
27,000	Singapore Press Holdings, Ltd. ^	97,679
8,587	Time Warner Cable, Inc.	824,867
2,107	Walt Disney Co. (The)	119,678
32,368	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	136,731

		5,539,327

Metals & Mining (1.3%):
16,526	Antofagasta plc	247,417
15,955	BHP Billiton plc	463,158
7,617	Detour Gold Corp.*	146,475
31,177	Eldorado Gold Corp.	298,079
3,697	Freeport-McMoRan Copper & Gold, Inc.	122,371
24,202	Glencore International plc ^	131,564
39,583	Goldcorp, Inc.	1,331,175
34,156	Kinross Gold Corp.	270,396
6,766	Kinross Gold Corp.	53,654
15,519	Newcrest Mining, Ltd.	324,227
16,044	Newmont Mining Corp.	672,083
32,360	Osisko Mining Corp.*	192,134
69,095	Polyus Gold International, Ltd.*	223,852
388	POSCO	114,329
15,342	Silver Wheaton Corp.	480,971
12,409	Stillwater Mining Co.*^	160,448
1,193	Teck Resources, Ltd., Class B	33,595

		5,265,928

Multiline Retail (0.2%):
8,261	Kohl’s Corp.	381,080
922	Macy’s, Inc.	38,576
4,300	Ryohin Keikaku Co., Ltd.	338,728

		758,384

Multi-Utilities (0.5%):
10,569	CMS Energy Corp.	295,298
11,520	Dominion Resources, Inc.	670,233
68,675	National Grid plc	799,609

		1,765,140

Office Electronics (0.1%):
13,390	Canon, Inc.	493,862

Oil, Gas & Consumable Fuels (5.5%):
14,283	Anadarko Petroleum Corp.	1,249,048
4,062	Apache Corp.	313,424
50,720	Athabasca Oil Corp.*	453,963
72,093	BG Group plc	1,237,407
10,352	BP plc, ADR	438,407
37,539	BP plc	263,583
11,720	Canadian Natural Resources, Ltd.	376,564
386	Chevron Corp.	45,865
11,008	Cobalt International Energy, Inc.*	310,426

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
10,862	Devon Energy Corp.	$612,834
40,032	Eni SpA	898,812
3,299	EOG Resources, Inc.	422,503
21,363	Genel Energy plc*	262,959
111	INPEX Corp.	596,700
22,618	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	429,864
49,359	Marathon Oil Corp.	1,664,384
29,802	Marathon Petroleum Corp.	2,670,258
893	Murphy Oil Corp.	56,911
19,495	Occidental Petroleum Corp.	1,527,823
32,147	Petroleo Brasileiro SA, ADR	583,467
12,050	Phillips 66	843,139
23,300	PTT pcl	258,532
25,247	QEP Resources, Inc.	803,864
5,312	Royal Dutch Shell plc, ADR	346,130
9,176	SM Energy Co.	543,403
32,210	Suncor Energy, Inc.	965,411
1,282	Suncor Energy, Inc.	38,473
16,482	Total SA, ADR	790,806
13,165	Total SA	629,170
1,961	Valero Energy Corp.	89,206
10,190	Whiting Petroleum Corp.*	518,060

		20,241,396

Paper & Forest Products (0.0%):
1,726	International Paper Co.	80,397

Personal Products (0.1%):
41,518	Hypermarcas SA*	329,061
5,900	Kao Corp.	191,189

		520,250

Pharmaceuticals (3.7%):
11,183	Abbott Laboratories	394,984
9,516	Abbvie, Inc.	388,062
6,517	Allergan, Inc.	727,493
8,600	Astellas Pharma, Inc.	463,963
16,766	AstraZeneca plc	842,873
823	AstraZeneca plc, ADR	41,134
16,109	Bristol-Myers Squibb Co.	663,530
16,556	GlaxoSmithKline plc	387,457
941	GlaxoSmithKline plc, ADR	44,142
150,000	Hypermarcas SA (a)	162,188
17,912	Johnson & Johnson Co.	1,460,364
22,000	Kyowa Hakko Kogyo Co., Ltd.	249,457
32,623	Merck & Co., Inc.	1,442,915
6,717	Mylan, Inc.*	194,390
6,378	Novartis AG, Registered Shares	454,330
2,661	Perrigo Co.	315,941
88,595	Pfizer, Inc.	2,556,851
6,680	Roche Holding AG	1,560,094
891	Sanofi-Aventis SA, ADR	45,512
7,082	Sanofi-Aventis SA	722,110
17,742	Shire plc	540,238
1,780	Valeant Pharmaceuticals International, Inc.*	133,536

		13,791,564

Professional Services (0.1%):
24,380	Qualicorp SA*	244,886

Real Estate Investment Trusts (REITs) (0.8%):
11,772	American Capital Agency Corp.	385,886

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
8,037	American Tower Corp.	$618,206
6,288	Equity Residential Property Trust	346,217
47,080	Fibra Uno Amdinistracion SA*	155,523
4,563	Health Care REIT, Inc., Series I	284,047
86,965	Link REIT (The)	474,069
56,252	Macquarie Mexico Real Estate Management SA de C.V.*	125,308
875	Simon Property Group, Inc.	138,740
122,900	TF Administradora Industrial S de RL de C.V.*	273,787
878	Unibail-Rodamco SE	204,474

		3,006,257

Real Estate Management & Development (0.5%):
14,049	BR Malls Participacoes SA	175,891
10,887	Brookfield Asset Management, Inc., Class A	397,267
140,000	CapitaLand, Ltd.	399,552
59,321	St. Joe Co. (The)*^	1,260,571

		2,233,281

Road & Rail (0.8%):
56,643	Asciano, Ltd.	331,130
4,508	Canadian Pacific Railway, Ltd. ^	588,159
714	Canadian Pacific Railway, Ltd., Class 1	93,180
12,400	East Japan Railway Co.	1,020,839
8,368	Union Pacific Corp.	1,191,687
5,000	West Japan Railway Co.	240,637

		3,465,632

Semiconductors & Semiconductor Equipment (0.8%):
32,823	Freescale Semiconductor, Ltd.*	488,734
22,899	Intel Corp.	500,343
824	KLA-Tencor Corp.	43,458
5,100	ROHM Co., Ltd.	177,275
1,457	Samsung Electronics Co., Ltd.	1,984,973
117,567	Taiwan Semiconductor Manufacturing Co., Ltd.	392,810

		3,587,593

Software (2.1%):
52,641	Activision Blizzard, Inc.	766,979
1,910	Adobe Systems, Inc.*	83,104
1,620	CA, Inc.	40,775
818	Check Point Software Technologies, Ltd.*	38,438
3,024	Citrix Systems, Inc.*	218,212
37,359	Electronic Arts, Inc.*	661,254
635	Intuit, Inc.	41,688
46,950	Microsoft Corp.	1,343,240
3,100	Nintendo Co., Ltd.	335,522
81,653	Oracle Corp.	2,640,657
3,817	Red Hat, Inc.*	192,988
3,254	SAP AG	260,745
1,820	Symantec Corp.*	44,918
19,618	TIBCO Software, Inc.*	396,676
4,412	VMware, Inc., Class A*	348,019

		7,413,215

Specialty Retail (0.3%):
660	Ross Stores, Inc.	40,009
8,190	Tiffany & Co. ^	569,533
3,942	Williams-Sonoma, Inc.	203,092
8,260	Yamada Denki Co., Ltd. ^	378,965

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
123,384	Zhongsheng Group Holdings, Ltd.	$149,508

		1,341,107

Textiles, Apparel & Luxury Goods (0.2%):
4,682	Coach, Inc.	234,053
2,069	LVMH Moet Hennessy Louis Vuitton SA	355,407

		589,460

Tobacco (0.0%):
700	Philip Morris International, Inc.	64,897

Trading Companies & Distributors (0.5%):
29,800	Mitsubishi Corp.	559,940
87,500	Mitsui & Co., Ltd.	1,230,854
15,000	Sumitomo Corp.	189,212

		1,980,006

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.* (e)	367,395
21,064	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR^	175,381

		542,776

Water Utilities (0.1%):
9,740	American Water Works Co., Inc.	403,626

Wireless Telecommunication Services (0.8%):
266,500	Axiata Group Berhad	570,663
4,833	Crown Castle International Corp.*	336,570
88,029	Far EasTone Telecommunications Co., Ltd.	199,366
12,700	KDDI Corp.	531,427
7,161	Leap Wireless International, Inc.*^	42,178
10,993	MetroPCS Communications, Inc.*	119,824
5,623	MTN Group, Ltd.	98,852
180	NTT DoCoMo, Inc.	267,558
2,512	Philippine Long Distance Telephone Co., ADR	178,201
6,976	Rogers Communications, Inc., Class B	356,195
2,000	SoftBank Corp.	92,175
18,004	Vodafone Group plc, ADR	511,493
118,364	Vodafone Group plc	335,904

		3,640,406

Total Common Stocks (Cost $191,633,157)		219,746,650

Preferred Stocks (1.2%):
Automobiles (0.2%):
4,738	Volkswagen AG, Preferred Shares	941,717

Commercial Banks (0.8%):
14,082	Citigroup Capital XIII, Preferred Shares	402,604
16,700	GMAC Capital Trust I, Series 2, Preferred Shares	454,241
8,233	HSBC Holdings plc, Series 2, Preferred Shares	231,347
21,432	Itau Unibanco Holding SA, Preferred Shares	381,108
5,440	RBS Capital Funding Trust VII, Series G, Preferred Shares	117,014
2,900	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	67,744
4,850	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	108,252

Shares		Fair Value
Preferred Stocks, continued
Commercial Banks, continued
8,669	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR	$211,177
4,409	U.S. Bancorp, Series G, Preferred Shares	122,747
7,709	U.S. Bancorp, Series F, Preferred Shares ^	230,191
311,000	USB Capital IX, Preferred Shares	288,484

		2,614,909

Diversified Financial Services (0.1%):
16,871	Bank of America Corp., Series 8, Preferred Shares	430,210
33,662	Fannie Mae, Series S, Preferred Shares	109,402

		539,612

Food & Staples Retailing (0.1%):
8,140	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares	428,437

Total Preferred Stocks (Cost $4,071,187)		4,524,675

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd., Strike Price AUD 1.28, Expires 7/15/18*	24,559

Total Warrant (Cost $–)		24,559

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.0%):
3,087	United Technologies Corp.	184,757

Airlines (0.0%):
650	Continental Airlines Finance Trust II	30,306

Automobiles (0.2%):
7,427	General Motors Co., Series B ^	318,915

Commercial Banks (0.0%):
140	Wells Fargo & Co., Series L, Class A	180,425

Electric Utilities (0.3%):
5,676	NextEra Energy, Inc.	310,736
4,820	PPL Corp.	264,474
4,100	PPL Corp.	228,575

		803,785

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B	156,457

Metals & Mining (0.0%):
7,824	Cliffs Natural Resources, Inc., Series A	146,074

Total Convertible Preferred Stocks (Cost $1,716,132)		1,820,719

Private Placements (0.8%):
Automobiles (0.1%):
200,000	Volkswagen International Finance NV, 5.50%, 11/9/15 (a)	261,399

Commercial Banks (0.3%):
150,000	Banco Santander SA, 4.13%, 11/9/22 (a)	150,750
215,000	CIT Group, Inc., 4.75%, 2/15/15 (a)	225,213

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value

Private Placements, continued
Commercial Banks, continued
200,000	Sberbank of Russia/SB Capital SA, 5.13%, 10/29/22 ^(a)	$199,427
200,000	Vnesheconombank, 6.03%, 7/5/22(a)	221,250

		796,640

Diversified Financial Services (0.0%):
299,000	Daimler Finance NA LLC 0.91%, 1/9/15(a)(d)	300,209
78,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	78,533
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	125,010

		503,752

Media (0.1%):
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99(a)	202,142

Oil, Gas & Consumable Fuels (0.1%):
185,250	Odebrecht Drilling VIII/IX, 6.35%, 6/30/21(a)	203,775

Paper & Forest Products (0.0%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18(b)	399,360

Software (0.1%):
437,000	Salesforce.com, Inc., .25%, 4/1/18(a)	437,819

Tobacco (0.1%):
200,000	B.A.T. International Finance plc, 2.13%, 6/7/17(a)	205,996

Total Private Placements (Cost $2,992,712)		3,010,883

Convertible Bonds (2.6%):
Automobiles (0.1%):
300,000	Volkswagen International Finance NV, 5.50%, 11/9/15(a)	392,098

Biotechnology (0.2%):
134,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	228,554
368,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	798,789

		1,027,343

Diversified Financial Services (0.7%):
184,000	CSG Guernsey V, Ltd., 4.00%, 3/29/13	298,450
1,570,000	Dana Gas Sukuk, Ltd., Series DANA, 7.50%, 11/5/12(c)	1,381,286
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	264,290
46,000,000	Zeus (Cayman), 2.05%, 8/19/13	484,843
20,000,000	Zeus Cayman II, Series REGS, -5.41%, 8/18/16	256,587

		2,685,456

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 38.38%, 7/25/14	92,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16	376,000

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14	289,972

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Health Care Equipment & Supplies (0.1%):
$428,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37(d)	$516,810

Health Care Providers & Services (0.0%):
40,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	48,275
—	Brookdale Senior Living, Inc., 2.75%, 6/15/18^(e)	—

		48,275

Oil, Gas & Consumable Fuels (0.3%):
704,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	786,280
300,000	Essar Energy PLC, 4.25%, 2/1/16	243,000

		1,029,280

Pharmaceuticals (0.2%):
55,000	Mylan, Inc., 3.75%, 9/15/15	121,859
299,000	Mylan, Inc., 3.75%, 9/15/15	662,472

		784,331

Real Estate Management & Development (0.6%):
500,000	CapitaLand, Ltd., 2.10%, 11/15/16	405,242
250,000	CapitaLand, Ltd., Series CAPL, 3.13%, 3/5/18	218,548
250,000	CapitaLand, Ltd., 3.13%, 3/5/18	218,548
750,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22	603,630
203,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	224,696
200,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	251,400
100,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	125,700

		2,047,764

Software (0.2%):
120,000	Electronic Arts, Inc., 0.75%, 7/15/16	116,250
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14	123,650
190,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	218,144
152,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	174,515

		632,559

Total Convertible Bonds (Cost $9,472,650)		9,922,838

Floating Rate Loans (0.4%):
Insurance (0.2%):
571,000	Delta Debtco, Ltd., 0.09%, 10/30/19(a)(d)	604,546

Machinery (0.0%):
55,262	Navistar International Corp., 7.00%, 8/17/17(a)(d)	55,800

Media (0.0%):
397,000	Univision Communications, Inc., 4.75% 2/25/20(a)(d)	398,922

Metals & Mining (0.1%):
104,000	Constellium Holdco BV, 6.00% 2/25/20(a)(d)	105,820

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Floating Rate Loans, continued
Metals & Mining, continued
$104,000	Constellium Holdco BV, 8.75%, 2/25/20(a)(d)	$105,560
106,932	Essar Steel Algoma, Inc., 8.75%, 9/18/14(a)(d)	108,536

		319,916

Oil, Gas & Consumable Fuels (0.1%):
245,318	GNL Quintero SA,, 1.46%, 6/20/23(a)(d)	214,408

Total Floating Rate Loans (Cost $1,532,534)		1,593,592

Collateralized Mortgage Obligations (0.1%):
380,074	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.50%, 11/15/13(a)(d)	382,152

Total Collateralized Mortgage Obligations (Cost $371,501)		382,152

Corporate Bonds (1.1%):
Beverages (0.0%):
163,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	164,357

Capital Markets (0.2%):
208,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	206,783
210,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19	254,954
118,000	Morgan Stanley, 4.75%, 3/22/17	130,157

		591,894

Commercial Banks (0.1%):
143,000	Ally Financial, Inc., 4.50%, 2/11/14	146,039
210,000	HSBC USA, Inc., 1.63%, 1/16/18	209,804

		355,843

Communications Equipment (0.0%):
56,000	Hughes Satellite Systems Corp., 6.50%, 6/15/19	61,460
60,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	68,625

		130,085

Construction Materials (0.1%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44(a)	80,438
236,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	257,830

		338,268

Diversified Financial Services (0.2%):
303,000	Bank of America Corp., 2.00%, 1/11/18	301,558
162,000	Bank of America Corp., 1.35%, 3/22/18(d)	161,843
183,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	189,863

		653,264

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.0%):
$ 30,000	DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17, Callable 10/15/13 @ 107.31	$31,275

Health Care Providers & Services (0.0%):
70,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78^	74,463

IT Services (0.0%):
163,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.53	174,410

Media (0.0%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22	133,481

Oil, Gas & Consumable Fuels (0.3%):
345,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	372,599
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)	340,687

		713,286

Transportation Infrastructure (0.1%):
509,075	Delta Topco, Ltd., 10.00%, 11/24/60(b)(e)	517,417

Wireless Telecommunication Services (0.1%):
255,000	Cricket Communications, Inc., 2/26/20(a)(d)	256,339
128,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88^	127,680

		384,019

Total Corporate Bonds (Cost $4,157,173)		4,262,062

Foreign Bonds (9.6%):
Commercial Banks (0.2%):
360,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/22/29 @ 100+(d)	803,962

Media (0.0%):
100,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88+(a)	134,259

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41+(a)	144,192

Sovereign Bonds (9.4%):
962,000	Australian Government, Series 129, 5.50%, 12/15/13+	1,019,787
761,000	Australian Government, Series 124, 5.75%, 5/15/21+	928,138
3,130,000	Australian Government, Series 133, 5.50%, 4/21/23+	3,828,680
4,411,000	Brazil Nota do Tesouro Nacional, Series NTNF, -0.49%, 1/1/21+(f)	2,267,877
2,268,000	Brazil Nota do Tesouro Nacional, Series NTNB, 8/15/22+(f)	2,989,036
2,546,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+	3,825,513

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 2,005,000	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19+	$3,040,355
398,000	Canadian Government, 4.00%, 6/1/16+	426,631
659,000	Canadian Government, 1.50%, 3/1/17+	655,250
487,000	Canadian Government, 3.50%, 6/1/20+	542,063
1,150,000	Hong Kong Government, 1.67%, 3/24/14+	150,352
3,150,000	Hong Kong Government, 3.51%, 12/8/14+	428,507
1,600,000	Hong Kong Government, 1.69%, 12/22/14+	211,374
1,600,000	Hong Kong Government, 0.27%, 12/18/17+	203,688
1,000,000	Hong Kong Government, 3.56%, 6/25/18+	148,477
80,000,000	Japan Treasury Bill, Series 344, 0.08%, 5/13/13+	849,929
70,000,000	Japan Treasury Bill, Series 289, 0.08%, 6/20/13+	743,664
110,000,000	Japan Treasury Bill, Series 349, 0.04%, 9/10/13+	1,168,515
2,050,000	Malaysian Government, Series 0509, 3.21%, 5/31/13+	662,507
1,270,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	410,891
2,104,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	694,577
122,596,000	Mexican Cetes, Series BI , 4/4/13+(g)	992,004
47,240,000	Mexican Cetes, Series BI , 8/22/13+(g)	376,309
61,412,000	Mexican Cetes, Series BI , 9/5/13+(g)	488,480
125,370,000	Mexican Cetes, Series BI , 9/19/13+(g)	995,679
431,000	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17+	495,332
691,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+	818,019
12,899,000	Russia Government, Series 6208, 7.50%, 2/27/19+(d)	436,263
160,000	Switzerland Government, 2.00%, 4/28/21+	188,240
114,000	Switzerland Government, 2.00%, 5/25/22+	134,626
230,000	Switzerland Government, 4.00%, 2/11/23+	317,347
718,965	Turkey Government, 5.65%, 5/15/13+	394,326
418,500	Turkey Government, 5.21%, 7/17/13+	227,198
385,000	Turkey Government, 5.75%, 9/11/13+	206,955
2,492,541	United Kingdom Treasury Note, 4.75%, 3/7/20+	4,691,198

		35,957,787

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Wireless Telecommunication Services (0.0%):
$ 100,000	Ziggo BV, 3.63%, 3/27/20+(a)	$128,454

Total Foreign Bonds (Cost $36,754,105)		37,168,654

Yankee Dollars (1.5%):
Commercial Banks (0.7%):
200,000	Banco Bradesco (Cayman), 4.50%, 1/12/17(a)	213,500
275,000	Banco Estado Chile, 2.03%, 4/2/15	281,427
220,000	Banco Santander SA, 2.31%, 2/14/14(a)(d)	217,957
520,000	Barclays Bank plc, 7.63%, 11/21/22^	512,850
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15	200,123
305,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	298,151
230,000	Nordea Bank AB, 3.13%, 3/20/17(a)	243,202
300,000	Rabobank Nederland - Utrecht, 3.38%, 1/19/17	321,184

		2,288,394

Diversified Financial Services (0.1%):
200,000	CSG Guernsey I, Ltd., Series REGS, 7.87%, 2/24/41, Callable 8/24/16 @ 100(d)	213,500

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)	212,926

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103^(a)	142,823

Oil, Gas & Consumable Fuels (0.1%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(a)	202,800
275,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25^(a)	214,500
100,000	TNK-BP Finance SA, 6.63%, 3/20/17(a)	113,000

		530,300

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22	215,640

Road & Rail (0.1%):
231,190	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(b)	219,630
87,000	Viterra, Inc., 5.95%, 8/1/20(a)	93,621

		313,251

Sovereign Bonds (0.2%):
357,000	Netherlands Government, 1.00%, 2/24/17(a)	360,042
775,000	Republic of Turkey, 6.75%, 4/3/18	914,499

		1,274,541

Wireless Telecommunication Services (0.2%):
274,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	304,825

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount or Contracts		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 250,000	Vodafone Group plc, 2.88%, 3/16/16	$263,575

		568,400

Total Yankee Dollars (Cost $5,745,774)		5,759,775

U.S.Treasury Obligations (23.7%):
U.S. Treasury Bills (18.3%)
11,895,000	0.07%, 4/4/13	11,894,988
20,085,000	0.14%, 4/11/13	20,084,838
3,550,000	0.06%, 4/18/13	3,549,940
4,615,000	0.07%, 4/25/13	4,614,894
8,400,000	0.15%, 5/2/13	8,399,639
2,200,000	0.04%, 5/9/13	2,199,890
4,950,000	0.09%, 5/16/13	4,949,644
4,450,000	0.08%, 5/23/13	4,449,613
2,200,000	0.07%, 6/6/13	2,199,789
3,010,000	0.07%, 6/13/13	3,009,648
4,400,000	0.06%, 6/20/13	4,399,388
290,000	0.08%, 6/27/13	289,951

		70,042,222

U.S. Treasury Notes (5.4%)
3,440,700	2.25%, 3/31/16	3,634,239
1,715,100	0.63%, 9/30/17	1,711,750
1,863,700	1.38%, 9/30/18	1,913,787
1,333,800	1.00%, 9/30/19	1,323,797
484,200	1.25%, 10/31/19	487,756
5,768,900	3.50%, 5/15/20	6,661,280
3,045,700	2.63%, 8/15/20	3,326,715
534,700	2.00%, 11/15/21	551,409
711,100	1.75%, 5/15/22	713,156
1,031,400	1.63%, 11/15/22	1,013,109

		21,336,998

Total U.S.Treasury Obligations (Cost $91,142,596)		91,379,220

Purchased Put Options (0.0%):
26,710	On EUR USD FX 1.20 Exp 6/3/13	5,963
51	On Humana, Inc., Strike @ 75 Exp 8/17/13	24,225
23	On KOSPI Index, Strike @ 244 Exp 12/12/13	10,895
92	On Nikkei 225 Index, Strike @ 9354 Exp 12/13/13	295,526
889	On S&P 500 Index, Strike @ 1410 Exp 4/19/13	3,604
890	On S&P 500 Index, Strike @ 1450 Exp 4/19/13	4,583
599	On S&P 500 Index, Strike @ 1420 Exp 5/17/13	8,504
544	On S&P 500 Index, Strike @ 1370 Exp 5/17/13	3,831
1,221	On S&P 500 Index, Strike @ 1420 Exp 5/17/13	17,336
540	On S&P 500 Index, Strike @ 1370 Exp 5/17/13	3,803
895	On Security Capital Corp., Strike @ 890 Exp 5/17/13	6,159

Total Purchased Put Options (Cost $405,018)		384,429
Purchased Call Options (0.5%):
27,342	On Activision Blizzard, Inc., Strike @ 20 Exp 1/17/14	6,658

Contracts		Fair Value
Purchased Call Options (0.5%): (continued)
$ 19,845	On Aetna, Inc., Strike @ 60 Exp 1/18/14	$25,939
20,464	On Agnico-Eagle Mines, Ltd., Strike @ 85 Exp 1/17/14	1,563
49,392	On Alcoa, Inc., Strike @ 15 Exp 1/17/14	727
24,268	On AngloGold, Ltd., Strike @ 65 Exp 1/17/14	10
2,073	On Autozone, Inc., Strike @ 550 Exp 1/17/14	1,440
110,249	On Bank of America Corp., Strike @ 17 Exp 1/18/14	19,671
1,033	On Barrick Gold Corp., Strike @ 80 Exp 1/18/14	3,616
59,535	On Best Buy Co., Inc., Strike @ 30 Exp 1/18/14	33,824
17,640	On Boeing Co., Strike @ 110 Exp 1/17/14	7,754
49,833	On Boston Scientific Corp., Strike @ 10 Exp 1/17/14	10,843
49,392	On Bristol-Myers Squibb Co., Strike @ 50 Exp 1/17/14	9,784
26,460	On Broadcom Corp., Strike @ 55 Exp 1/18/14	1,213
28,665	On Caterpillar, Inc., Strike @ 135 Exp 1/18/14	1,570
8,400	On CBOE Volatility Index, Strike @ 18 Exp 5/22/13	10,500
110,249	On Cisco Systems, Inc., Strike @ 30 Exp 1/18/14	4,276
110,249	On Citigroup, Inc., Strike @ 50 Exp 1/18/14	257,087
9,709	On Coeur d’Alene Mines Corp., Strike @ 40 Exp 1/17/14	634
55,125	On Corning, Inc., Strike @ 20 Exp 1/17/14	2,977
28,813	On Eldorado Gold Corp., Strike @ 25 Exp 1/17/14	319
77,175	On EMC Corp., Strike @ 40 Exp 1/18/14	1,174
7,715	On Endeavour Silver Corp., Strike @ 20 Exp 1/17/14	50
4,874	On First Majestic Silver Corp., Strike @ 35 Exp 1/17/14	323
59,535	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 65 Exp 1/18/14	2,664
110,249	On General Electric Co., Strike @ 35 Exp 1/18/14	1,484
59,566	On Gold Fields, Ltd., Strike @ 22 Exp 1/17/14	6
646	On Goldcorp, Inc., Strike @ 80 Exp 1/18/14	3,876
4,415	On GSSZJPFX, Strike @ 94 Exp 3/14/14	116,695
41,895	On Halliburton Co., Strike @ 55 Exp 1/18/14	16,612
15,193	On Harmony Gold Mining Co., Ltd., Strike @ 15 Exp 1/17/14	50
110,249	On Hewlett-Packard Co., Strike @ 30 Exp 1/18/14	92,973
8,820	On Humana, Inc., Strike @ 105 Exp 1/18/14	3,462

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Contracts		Fair Value
Purchased Call Options (0.5%): (continued)
$ 25,625	On IAMGOLD Corp., Strike @ 30 Exp 1/17/14	$25
11,466	On IBM Corp., Strike @ 295 Exp 1/17/14	1,251
110,249	On Intel Corp., Strike @ 40 Exp 1/18/14	361
30,870	On J.C. Penney Co., Inc., Strike @ 55 Exp 1/18/14	565
110,249	On JPMorgan Chase & Co., Strike @ 60 Exp 1/18/14	44,942
110,307	On Kinross Gold Corp., Strike @ 20 Exp 1/17/14	534
39,690	On Las Vegas Sands Corp., Strike @ 77 Exp 1/17/14	34,291
88,200	On Lowe’s Co., Strike @ 45 Exp 1/18/14	86,090
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp 1/18/14	2,607
3,307	On MasterCard, Inc., Strike @ 660 Exp 1/18/14	22,584
19,845	On McDonald’s Corp., Strike @ 135 Exp 1/17/14	962
110,249	On Microsoft Corp., Strike @ 45 Exp 1/18/14	1,285
15,435	On Monster Beverage Corp., Strike @ 105 Exp 1/18/14	670
36,162	On NetApp, Inc., Strike @ 60 Exp 1/18/14	512
16,343	On New Gold, Inc., Strike @ 22 Exp 1/17/14	217
827	On Newmont Mining Corp., Strike @ 90 Exp 1/18/14	7,030
143	On Nikkei 225 Index, Strike @ 11400 Exp 4/12/13	140,972
12	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	21,920
4	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	7,307
76	On Nikkei 225 Index, Strike @ 9618 Exp 12/13/13	226,085
92	On Nikkei 225 Index, Strike @ 9400 Exp 12/13/13	291,688
46	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	84,027
92	On Nikkei 225 Index, Strike @ 9600 Exp 12/13/13	275,130
83	On Nikkei 225 Index, Strike @ 9685 Exp 3/14/14	249,699
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp 1/17/14	33
27,555	On Pan American Silver Corp., Strike @ 50 Exp 1/17/14	32
4,410	On Priceline.com, Inc., Strike @ 1000 Exp 1/18/14	23,712
44,100	On Qualcomm, Inc., Strike @ 95 Exp 1/18/14	6,017
3,720	On Randgold Resources, Ltd., Strike @ 165 Exp 1/17/14	561
3,664	On Royal Gold, Inc., Strike @ 125 Exp 1/17/14	1,093

Shares or Contracts		Fair Value
Purchased Call Options (0.5%): (continued)
$ 26,460	On Safeway, Inc., Strike @ 25 Exp 1/17/14	$73,969
2,414	On Seabridge Gold, Inc., Strike @ 30 Exp 1/17/14	211
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp 1/17/14	100
27,673	On Silver Wheaton Corp., Strike @ 55 Exp 1/17/14	5,008
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp 1/17/14	48
97,019	On Staples, Inc., Strike @ 20 Exp 1/18/14	12,836
6,615	On Starwood Hotels & Worldwide, Inc., Strike @ 85 Exp 1/17/14	2,524
17,649	On Stillwater Mining Co., Strike @ 25 Exp 1/17/14	756
16,758	On United Technologies Corp., Strike @ 120 Exp 1/18/14	3,535
22,050	On UnitedHealth Group, Inc., Strike @ 85 Exp 1/18/14	1,228
10,143	On Visa, Inc., Strike @ 190 Exp 1/18/14	46,561
15,435	On Western Union Co., Strike @ 25 Exp 1/17/14	103
77,175	On Yahoo!, Inc., Strike @ 25 Exp 1/18/14	137,997
66,238	On Yamana Gold, Inc., Strike @ 30 Exp 1/17/14	4,147
15,435	On Yum! Brands, Inc., Strike @ 100 Exp 1/17/14	2,295

Total Purchased Call Options (Cost $2,053,781)		2,463,294
Exchange Traded Funds (1.6%):
2,825	ETFS Platinum Trust (h)	435,700
3,270	ETFS Physical Palladium Shares (h)	247,637
75,708	iShares Gold Trust (h)	1,174,988
27,805	SPDR Gold Trust (h)	4,294,482

Total Exchange Traded Funds (Cost $6,322,377)		6,152,807

Affiliated Investment Company (1.6%):
639,428	AZL BlackRock Global Allocation Fund, Ltd.	6,151,300

Total Affiliated Investment Company (Cost $6,365,706)		6,151,300

Securities Held as Collateral for Securities on Loan (1.8%):
$7,098,901	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	7,098,901

Total Securities Held as Collateral for Securities on Loan (Cost $7,098,901)		7,098,901

Unaffiliated Investment Company (1.0%):
3,812,643	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (j)	3,812,643

Total Unaffiliated Investment Company (Cost $3,812,643)		3,812,643

Total Investment Securities (Cost $375,647,947)(k) - 105.0%		405,659,153
Net other assets (liabilities) - (5.0)%		(20,121,156)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net Assets - 100.0%	$385,537,997

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note
NYS	New York Shares
SPDR	Standard & Poor’s Depository Receipts
USD	United School District

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $6,871,469.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.60% of the net assets of the fund.
(c)	Defaulted bond.
(d)	Variable rate security. The rate presented represents the rate in effect at March 28, 2013. The date presented represents the final maturity date.
(e)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.40% of the net assets of the fund.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(j)	The rate represents the effective yield at March 28, 2013.
(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Country	Percentage
Australia	2.2%
Belgium	0.1%
Bermuda	0.5%
Brazil	2.4%
British Virgin Islands	0.1%
Canada	2.7%
Cayman Islands	0.5%
Chile	0.2%
China	0.1%
Denmark	0.1%
European Community	— ^
France	1.5%
Germany	3.5%
Guernsey	0.2%
Hong Kong	0.7%
India	0.1%
Indonesia	— ^
Ireland	0.1%
Ireland (Republic of)	0.3%
Israel	— ^
Italy	0.7%
Japan	8.0%
Jersey	0.5%
Kazakhstan	0.1%
Korea, Republic Of	—
Luxembourg	0.2%
Malaysia	0.8%
Mexico	0.9%
Netherlands	1.4%
Philippines	— ^
Portugal	— ^
Republic of Korea (South)	0.7%
Russian Federation	0.3%
Singapore	1.1%
South Africa	0.1%
Spain	0.3%
Sweden	0.2%
Switzerland	1.9%
Taiwan	0.3%
Thailand	0.3%
Turkey	0.3%
United Arab Emirates	— ^
United Kingdom	5.0%
United States	61.6%

100.0%

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $231,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
FTSE/MIB Index June Futures (British Pounds)	Short	6/21/13	(4)	$(385,460)	$26,679
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/21/13	(21)	(1,640,835)	(9,457)
DJ EURO STOXX 50 June Futures (Euro)	Short	6/21/13	(13)	(425,552)	23,686
FTSE 100 Index June Futures (British Pounds)	Long	6/21/13	3	289,454	567
Tokyo Price Index June Futures (Japanese Yen)	Long	6/14/13	12	1,326,604	50,620
German Stock Index June Futures (Euro)	Long	6/21/13	3	749,846	(21,465)
CAC40 10 Euro April Futures (Euro)	Long	4/22/13	2	95,667	(739)
S&P/Toronto Stock Exchange 60 Index June Futures (Canadian Dollar)	Long	6/21/13	1	143,541	776
NIKKEI 225 June Futures (Japanese Yen)	Long	6/14/13	35	2,308,355	105,909

Total					$176,576

Number of Contracts		Fair Value
Written Call Options (0.0%)
(26,710)	On EUR USD FX 1.40 Call 6/3/13,	$(652)
(62)	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	(113,254)
(4,415)	On GSSZJPFX, Strike @ 111 Exp 3/14/14	(65,788)
(540)	On S&P 500 Index, Strike @ 1580 Exp 5/17/13	(10,311)
(255)	On Yahoo Japan Corp., Strike @ 37761 Exp 4/11/13	(15,063)
(255)	On Yahoo Japan Corp., Strike @ 37761 Exp 5/2/13	(15,862)
(895)	On Security Capital Corp., Strike @ 975 Exp 5/17/13	(7,976)
(544)	On S&P 500 Index, Strike @ 1580 Exp 5/17/13	(10,388)
(8,400)	On CBOE Volatility Index, Strike @ 25 Exp 5/22/13	(3,990)
(51)	On Humana, Inc., Strike @ 75 Exp 8/17/13	(14,918)
(60)	On Kraft Foods Group, Inc., Strike @ 48 Exp 6/22/13	(27,000)
(79)	On Marathon Petroleum Corp., Strike @ 68 Exp 4/20/13	(177,750)
(198)	On Procter & Gamble Co. (The), Strike @ 73 Exp 7/20/13	(98,505)
(88)	On Pultegroup, Inc., Strike @ 19 Exp 4/20/13	(12,716)
(32)	On Tiffany & Co., Strike @ 65 Exp 5/18/13	(16,960)
(16)	On Williams-Sonoma, Inc., Strike @ 55 Exp 1/18/14	(5,120)
(22)	On Williams-Sonoma, Inc., Strike @ 53 Exp 1/18/14	(9,350)

Total Written Call Options (Premiums Received $(205,011))		$(605,603)

Written Put Options (0.0%)
(143)	On Nikkei 225 Index, Strike @ 10500 Exp 4/12/13	$(494)
(889)	On S&P 500 Index, Strike @ 1410 Exp 4/19/13	(284)
(895)	On Security Capital Corp., Strike @ 825 Exp 5/17/13	(1,643)
(544)	On S&P 500 Index, Strike @ 1370 Exp 5/17/13	(881)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Number of Contracts		Fair Value
(599)	On S&P 500 Index, Strike @ 1420 Exp 5/17/13	$(2,083)
(51)	On Humana, Inc., Strike @ 60 Exp 8/17/13	(10,965)
(890)	On S&P 500 Index, Strike @ 1450 Exp 4/19/13	(827)
(1,221)	On S&P 500 Index, Strike @ 1420 Exp 5/17/13	(4,246)
(92)	On Nikkei 225 Index, Strike @ 8305 Exp 12/13/13	(4,402)
(92)	On Nikkei 225 Index, Strike @ 8592 Exp 12/13/13	(5,625)
(390)	On S&P 500 Index, Strike @ 1150 Exp 12/20/13	(3,435)
(92)	On Nikkei 225 Index, Strike @ 8287 Exp 12/13/13	(4,333)
(83)	On Nikkei 225 Index, Strike @ 9300 Exp 3/14/14	(13,672)
(540)	On S&P 500 Index, Strike @ 1370 Exp 5/17/13	(874)
(76)	On Nikkei 225 Index, Strike @ 8808 Exp 12/13/13	(5,559)
(4,415)	On GSSZJPFX, Strike @ 84 Exp 3/14/14	(8,868)

Total Written Put Options (Premiums Received $(325,613))		$(68,191)

Interest Rate Swap Agreements

At March 28, 2013, the Fund’s open interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration date	Counterparty	Notional Amount($)	Value($)	Unrealized Appreciation/ (Depreciation)($)
Pay	3 - Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	DEUTSCHE BANK	2,230,300	(1,848)	(1,848)
Pay	3 - Month U.S. Dollar LIBOR BBA	0.50%	9/14/15	DEUTSCHE BANK	560,000	102	102
Pay	3 - Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JP MORGAN CHASE	1,490,000	(25)	(25)
Pay	3 - Month U.S. Dollar LIBOR BBA	0.76%	2/28/16	DEUTSCHE BANK	1,063,750	(1,917)	(1,917)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.28%	6/22/16	UBS AG STAMFORD	1,144,904	4,586	4,586
Pay	3 - Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	DEUTSCHE BANK	1,253,000	4,430	4,430
Pay	3 - Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	DEUTSCHE BANK	200,000	68	68
Pay	3 - Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	DEUTSCHE BANK	8,250,000	1,107	1,107
Pay	3 - Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	GOLDMAN SACHS INTERNATIONAL	6,073,000	43	43
Pay	3 - Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	DEUTSCHE BANK	1,200,000	474	474
Pay	3 - Month U.S. Dollar LIBOR BBA	1.16%	9/14/18	DEUTSCHE BANK	250,000	107	107
Pay	3 - Month U.S. Dollar LIBOR BBA	1.24%	9/14/18	DEUTSCHE BANK	875,900	3,920	3,920
Pay	3 - Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JP MORGAN CHASE	610,300	1,011	1,011
Pay	3 - Month U.S. Dollar LIBOR BBA	1.40%	2/28/19	DEUTSCHE BANK	427,119	4,589	4,589

						16,647	16,647

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Auto Components (1.7%):
32,751	Allison Transmission Holdings, Inc. ^	$786,352
11,575	BorgWarner, Inc.*	895,211
39,807	Tenneco, Inc.*	1,564,812

		3,246,375

Automobiles (1.0%):
34,661	Harley-Davidson, Inc.	1,847,431

Capital Markets (2.4%):
51,500	Raymond James Financial, Inc.	2,374,150
111,625	TD Ameritrade Holding Corp.	2,301,708

		4,675,858

Chemicals (2.7%):
38,729	Celanese Corp., Series A	1,706,012
15,700	International Flavor & Fragrances, Inc.	1,203,719
24,600	Methanex Corp.	999,498
10,423	PPG Industries, Inc.	1,396,057

		5,305,286

Commercial Banks (8.2%):
57,675	CIT Group, Inc.*	2,507,709
29,785	City National Corp.	1,754,634
72,775	Comerica, Inc.	2,616,260
30,150	Cullen/Frost Bankers, Inc. ^	1,885,280
40,450	East West Bancorp, Inc.	1,038,352
160,341	Fifth Third Bancorp	2,615,162
19,251	SVB Financial Group*	1,365,666
83,381	Zions Bancorp	2,083,691

		15,866,754

Communications Equipment (1.0%):
7,250	F5 Networks, Inc.*	645,830
66,125	Juniper Networks, Inc.*	1,225,958

		1,871,788

Computers & Peripherals (1.5%):
31,625	Diebold, Inc.	958,870
33,550	SanDisk Corp.*	1,845,250

		2,804,120

Containers & Packaging (1.4%):
59,075	Packaging Corp. of America	2,650,695

Electric Utilities (4.0%):
54,975	Edison International	2,766,342
63,600	Great Plains Energy, Inc.	1,474,884
79,700	NV Energy, Inc.	1,596,391
60,925	PPL Corp.	1,907,562

		7,745,179

Electrical Equipment (0.8%):
55,325	Babcock & Wilcox Co. (The)	1,571,783

Electronic Equipment, Instruments & Components (1.0%):
23,150	Arrow Electronics, Inc.*	940,353
37,300	FLIR Systems, Inc.	970,173

		1,910,526

Energy Equipment & Services (4.3%):
23,675	Cameron International Corp.*	1,543,610
26,275	Dresser-Rand Group, Inc.*	1,620,116
33,300	Ensco plc, Class A, ADR	1,998,000
15,150	Oceaneering International, Inc.	1,006,112
57,400	Superior Energy Services, Inc.*	1,490,678

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
70,575	Weatherford International, Ltd.*	$856,781

		8,515,297

Food Products (1.7%):
14,875	Hershey Co.	1,302,009
17,006	J.M. Smucker Co. (The)	1,686,315
12,959	WhiteWave Foods Co., Class A*^	221,210

		3,209,534

Gas Utilities (1.0%):
79,075	Questar Corp.	1,923,895

Health Care Equipment & Supplies (3.3%):
13,800	Cooper Cos., Inc. (The)	1,488,744
26,750	Teleflex, Inc.	2,260,643
33,500	Zimmer Holdings, Inc.	2,519,870

		6,269,257

Health Care Providers & Services (0.4%):
36,300	VCA Antech, Inc.*	852,687

Hotels, Restaurants & Leisure (1.0%):
13,881	Norwegian Cruise Line Holdings, Ltd.*	411,571
36,225	Royal Caribbean Cruises, Ltd.	1,203,395
4,375	Starwood Hotels & Resorts Worldwide, Inc.	278,819

		1,893,785

Household Durables (0.9%):
70,625	D.R. Horton, Inc.	1,716,188

Independent Power Producers & Energy Traders (2.1%):
144,236	AES Corp. (The)	1,813,046
62,875	Calpine Corp.*	1,295,225
35,175	NRG Energy, Inc.	931,786

		4,040,057

Industrial Conglomerates (0.8%):
22,425	Carlisle Cos., Inc.	1,520,191

Insurance (5.4%):
40,650	Aon plc	2,499,975
43,900	Axis Capital Holdings, Ltd.	1,827,118
95,014	Hartford Financial Services Group, Inc. (The)	2,451,361
84,922	Principal Financial Group, Inc.	2,889,896
24,115	XL Group plc	730,685

		10,399,035

Internet & Catalog Retail (1.1%):
97,850	Liberty Media Corp. - Interactive, Class A*	2,092,033

Leisure Equipment & Products (0.9%):
38,250	Mattel, Inc.	1,674,968

Life Sciences Tools & Services (0.5%):
21,700	Agilent Technologies, Inc.	910,749

Machinery (6.3%):
31,800	AGCO Corp.	1,657,416
26,375	Crane Co.	1,473,308
15,250	Dover Corp.	1,111,420
41,045	Eaton Corp. plc	2,514,006
18,550	Navistar International Corp.*^	641,274
22,300	PACCAR, Inc.	1,127,488
18,675	Parker Hannifin Corp.	1,710,256
24,648	Stanley Black & Decker, Inc.	1,995,748

		12,230,916

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (1.1%):
56,056	DISH Network Corp., Class A	$2,124,522

Metals & Mining (1.0%):
95,750	Steel Dynamics, Inc.	1,519,552
20,425	United States Steel Corp.	398,288

		1,917,840

Multiline Retail (0.6%):
25,325	Macy’s, Inc.	1,059,598

Multi-Utilities (1.5%):
46,750	CMS Energy Corp.	1,306,195
19,577	Sempra Energy	1,564,985

		2,871,180

Office Electronics (0.6%):
127,100	Xerox Corp.	1,093,060

Oil, Gas & Consumable Fuels (8.5%):
26,200	Cabot Oil & Gas Corp.	1,771,382
48,250	Chesapeake Energy Corp. ^	984,783
18,501	Cimarex Energy Co.	1,395,715
8,775	Gulfport Energy Corp.*	402,158
29,300	HollyFrontier Corp.	1,507,485
40,650	Marathon Petroleum Corp.	3,642,240
19,500	Noble Energy, Inc.	2,255,370
67,576	Peabody Energy Corp.	1,429,232
43,000	Southwestern Energy Co.*	1,602,180
30,052	Whiting Petroleum Corp.*	1,527,844

		16,518,389

Paper & Forest Products (1.0%):
52,000	MeadWestvaco Corp.	1,887,600

Personal Products (0.3%):
28,475	Avon Products, Inc.	590,287

Pharmaceuticals (2.9%):
26,203	Actavis, Inc.*	2,413,558
54,675	Forest Laboratories, Inc.*	2,079,837
9,700	Jazz Pharmaceuticals plc*	542,327
11,750	Salix Pharmaceuticals, Ltd.*	601,365

		5,637,087

Real Estate Investment Trusts (REITs) (8.9%):
19,375	Alexandria Real Estate Equities, Inc.	1,375,238
20,975	Colony Financial, Inc.	465,645
139,973	Host Hotels & Resorts, Inc.	2,448,128
56,234	Prologis, Inc.	2,248,235
36,372	Rayonier, Inc.	2,170,317
23,100	SL Green Realty Corp.	1,989,141
22,500	Taubman Centers, Inc.	1,747,350
97,250	UDR, Inc.	2,352,478
83,235	Weyerhaeuser Co.	2,611,913

		17,408,445

Real Estate Management & Development (0.6%):
42,650	CBRE Group, Inc.*	1,076,913

Road & Rail (2.0%):
94,725	Hertz Global Holdings, Inc.*	2,108,578
30,250	Ryder System, Inc.	1,807,438

		3,916,016

Semiconductors & Semiconductor Equipment (4.0%):
21,025	Avago Technologies, Ltd.	755,218
74,450	Fairchild Semiconductor International, Inc.*	1,052,723
25,700	KLA-Tencor Corp.	1,355,418

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
47,900	Maxim Integrated Products, Inc.	$1,563,935
71,800	Micron Technology, Inc.*	716,564
103,600	NVIDIA Corp.	1,328,152
37,825	Skyworks Solutions, Inc.*	833,285

		7,605,295

Software (1.0%):
27,050	Autodesk, Inc.*	1,115,542
32,325	PTC, Inc.*	823,964

		1,939,506

Specialty Retail (1.8%):
17,100	Abercrombie & Fitch Co., Class A	790,020
36,200	Foot Locker, Inc.	1,239,488
20,300	Signet Jewelers, Ltd.	1,360,100

		3,389,608

Thrifts & Mortgage Finance (1.0%):
149,050	People’s United Financial, Inc.	2,003,232

Trading Companies & Distributors (0.9%):
48,821	AerCap Holdings NV*	754,284
15,925	United Rentals, Inc.*	875,397

		1,629,681

Wireless Telecommunication Services (2.2%):
12,900	SBA Communications Corp., Class A*	929,058
463,075	Sprint Nextel Corp.*	2,875,695
18,450	Telephone and Data Systems, Inc.	388,742

		4,193,495

Total Common Stocks (Cost $142,708,791)		183,606,141

Securities Held as Collateral for Securities on Loan (1.9%):
$3,601,893	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	3,601,893

Total Securities Held as Collateral for Securities on Loan (Cost $3,601,893)		3,601,893

Unaffiliated Investment Company (3.9%):
7,602,367	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	7,602,367

Total Unaffiliated Investment Company (Cost $7,602,367)		7,602,367

Total Investment Securities (Cost $153,913,051)(c) - 101.1% (c)		194,810,401
Net other assets (liabilities) - (1.1)%		(2,188,843)

Net Assets - 100.0%		$192,621,558

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $3,528,019.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	0.9%
Canada	0.5%
Ireland (Republic of)	1.7%
Liberia	0.6%
Netherlands	0.4%
Singapore	0.4%
Switzerland	0.4%
United Kingdom	3.0%
United States	92.1%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.8%):
23,750	AAR Corp.	$436,763
24,100	Curtiss-Wright Corp.	836,270
17,620	Esterline Technologies Corp.*	1,333,834

		2,606,867

Airlines (0.3%):
84,803	Hawaiian Holdings, Inc.*	488,465

Application Software (0.3%):
35,720	Tangoe, Inc.*	442,571

Auto Components (2.1%):
29,900	Cooper Tire & Rubber Co.	767,234
63,805	Dana Holding Corp.	1,137,643
33,550	Gentex Corp.	671,336
27,513	Gentherm, Inc.*	450,663

		3,026,876

Biotechnology (0.2%):
103,381	Dynavax Technologies Corp.*^	229,506

Building Products (0.4%):
16,681	Universal Forest Products, Inc.	664,071

Capital Markets (0.6%):
102,398	GFI Group, Inc.	342,009
29,526	INTL FCStone, Inc.*	514,048

		856,057

Chemicals (2.6%):
20,881	A. Schulman, Inc.	659,004
46,945	Chemtura Corp.*	1,014,481
27,680	Minerals Technologies, Inc.	1,148,997
45,961	OM Group, Inc.*	1,079,165

		3,901,647

Commercial Banks (9.7%):
52,551	Ameris Bancorp*	754,107
10,624	BancFirst Corp.	443,021
11,520	Banner Corp.	366,682
30,461	Bryn Mawr Bank Corp.	709,132
35,920	Chemical Financial Corp.	947,570
34,230	Columbia Banking System, Inc. ^	752,375
21,720	Community Trust Bancorp, Inc.	739,132
2,938	First Citizens BancShares, Inc., Class A	536,773
111,610	First Commonwealth Financial Corp.	832,611
25,137	First Financial Corp.	791,564
68,160	FirstMerit Corp. ^	1,126,684
53,530	Glacier Bancorp, Inc.	1,015,999
36,242	Hancock Holding Co.	1,120,603
14,708	Hudson Valley Holding Corp.	219,296
39,979	Investors Bancorp, Inc.	750,806
21,482	Merchants Bancshares, Inc.	647,360
30,483	Northrim Bancorp, Inc.	684,953
20,970	Union First Market Bankshares Corp.	410,173
22,358	West Coast Bancorp	542,852
27,544	Wintrust Financial Corp.	1,020,230

		14,411,923

Commercial Services & Supplies (2.0%):
83,240	Acco Brands Corp.*	556,043
12,842	Consolidated Graphics, Inc.*	502,122
22,247	Ennis, Inc.	335,262
39,886	Steelcase, Inc., Class - A	587,521

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
11,330	UniFirst Corp.	$1,025,365

		3,006,313

Communications Equipment (0.4%):
44,171	Emulex Corp.*	288,437
71,295	Symmetricom, Inc.*	323,679

		612,116

Computers & Peripherals (0.6%):
72,860	QLogic Corp.*	845,176

Construction & Engineering (0.8%):
36,770	Comfort Systems USA, Inc.	518,089
34,926	KHD Humboldt Wedag International AG	205,899
15,863	Layne Christensen Co.*	339,151
21,639	Sterling Construction Co., Inc.*	235,649

		1,298,788

Consumer Finance (0.7%):
18,599	Cash America International, Inc.	975,890

Containers & Packaging (1.3%):
36,748	Greif, Inc., Class A	1,970,428

Diversified Consumer Services (0.5%):
58,378	Lincoln Educational Services Corp.	342,095
29,670	Universal Technical Institute, Inc.	374,732

		716,827

Diversified Financial Services (0.4%):
10,310	Interactive Brokers Group, Inc., Class A	153,722
20,950	PICO Holdings, Inc.*	465,090

		618,812

Diversified Telecommunication Services (0.9%):
32,639	Alteva, Inc.	299,300
57,667	Cbeyond, Inc.*	428,465
19,633	Lumos Networks Corp. ^	264,653
85,241	Neutral Tandem, Inc.	278,738

		1,271,156

Electric Utilities (3.7%):
25,958	ALLETE, Inc.	1,272,461
25,960	El Paso Electric Co.	873,554
26,140	IDACORP, Inc.	1,261,778
17,648	MGE Energy, Inc.	978,405
39,876	Portland General Electric Co.	1,209,439

		5,595,637

Electrical Equipment (2.0%):
29,260	Brady Corp., Class A	981,088
22,892	EnerSys*	1,043,417
75,128	GrafTech International, Ltd.*^	576,983
6,060	Powell Industries, Inc.*	318,574

		2,920,062

Electronic Equipment, Instruments & Components (1.6%):
36,045	Electro Scientific Industries, Inc.	398,297
37,850	GSI Group, Inc.*	322,861
14,396	Littlelfuse, Inc.	976,769
11,022	MTS Systems Corp.	640,929

		2,338,856

Energy Equipment & Services (4.2%):
20,282	Dawson Geophysical Co.*	608,461
14,906	Gulf Island Fabrication, Inc.	313,920

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
43,460	Helix Energy Solutions Group, Inc.*	$994,365
22,709	Matrix Service Co.*	338,364
58,250	Newpark Resources, Inc.*	540,560
29,670	Patterson-UTI Energy, Inc.	707,333
34,370	Tesco Corp.*	460,214
56,524	TETRA Technologies, Inc.*	579,936
46,251	TGC Industries, Inc.	457,885
25,262	Tidewater, Inc. ^	1,275,731

		6,276,769

Food & Staples Retailing (1.5%):
11,909	Andersons, Inc. (The)	637,370
24,372	Harris Teeter Supermarkets, Inc.	1,040,928
29,455	Spartan Stores, Inc.	516,935

		2,195,233

Food Products (1.7%):
69,410	Chiquita Brands International, Inc.*	538,622
47,390	Darling International, Inc.*	851,124
43,540	Fresh Del Monte Produce, Inc.	1,174,709

		2,564,455

Gas Utilities (1.7%):
5,839	Chesapeake Utilities Corp.	286,403
23,206	Laclede Group, Inc. (The) ^	990,896
25,294	Southwest Gas Corp.	1,200,453

		2,477,752

Health Care Equipment & Supplies (1.8%):
40,479	AngioDynamics, Inc.*	462,675
24,860	CONMED Corp.	846,731
8,103	ICU Medical, Inc.*	477,672
15,198	Orthofix International NV*	545,152
11,889	Quidel Corp.*^	282,364

		2,614,594

Health Care Providers & Services (1.8%):
19,050	Centene Corp.*	838,963
16,720	Magellan Health Services, Inc.*	795,370
23,030	Molina Healthcare, Inc.*^	710,936
22,170	Triple-S Management Corp., Class B*	386,201

		2,731,470

Health Care Technology (0.4%):
43,860	Allscripts Healthcare Solutions, Inc.*	596,057

Hotels, Restaurants & Leisure (1.0%):
17,610	Life Time Fitness, Inc.*	753,356
15,329	Red Robin Gourmet Burgers*	699,002

		1,452,358

Household Durables (0.3%):
8,518	Cavco Industries, Inc.*	405,201

Insurance (8.2%):
10,170	Allied World Assurance Co. Holdings AG	942,963
44,070	American Equity Investment Life Holding Co.	656,202
31,994	American Safety Insurance Holdings, Ltd.*	798,570
31,960	Argo Group International Holdings, Ltd.	1,322,505
22,199	Baldwin & Lyons, Inc., Class B	528,114
26,326	EMC Insurance Group, Inc.	693,164

Shares		Fair Value
Common Stocks, continued
Insurance, continued
18,210	Endurance Specialty Holdings, Ltd.	$870,620
12,318	FBL Financial Group, Inc., Class A	478,677
21,221	Hanover Insurance Group, Inc. (The)	1,054,259
34,608	Horace Mann Educators Corp.	721,577
20,185	Kemper Corp.	658,233
2,982	National Western Life Insurance Co., Class A	524,832
12,740	Navigators Group, Inc.*	748,475
13,860	Safety Insurance Group, Inc.	681,219
66,786	Symetra Financial Corp.	895,600
27,757	United Fire Group, Inc.	706,971

		12,281,981

Internet Software & Services (1.6%):
28,607	j2 Global, Inc. ^	1,121,680
54,481	Monster Worldwide, Inc.*^	276,219
30,080	ValueClick, Inc.*	888,864

		2,286,763

IT Services (1.2%):
48,714	Global Cash Access Holdings, Inc.*	343,434
42,338	MoneyGram International, Inc.*	766,317
33,880	TeleTech Holdings, Inc.*	718,595

		1,828,346

Machinery (6.2%):
25,921	Albany International Corp., Class A	749,117
21,561	Altra Holdings, Inc.	586,890
18,066	Astec Industries, Inc.	631,045
35,182	Briggs & Stratton Corp. ^	872,514
14,475	CIRCOR International, Inc.	615,188
18,113	Dynamic Materials Corp.	315,166
14,711	EnPro Industries, Inc.*^	752,762
15,467	FreightCar America, Inc.	337,490
8,730	Gorman-Rupp Co. (The)	262,337
33,580	ITT Corp.	954,680
18,062	Kadant, Inc.*	451,550
15,420	L.B. Foster Co., Class A	682,952
16,466	Mueller Industries, Inc.	877,473
28,590	Titan International, Inc. ^	602,677
21,750	Twin Disc, Inc. ^	545,490

		9,237,331

Metals & Mining (0.9%):
41,003	Coeur d’Alene Mines Corp.*	773,316
24,402	Olympic Steel, Inc.	583,208

		1,356,524

Multi-Utilities (1.3%):
35,508	Avista Corp.	972,919
26,936	Vectren Corp.	954,073

		1,926,992

Oil, Gas & Consumable Fuels (3.4%):
42,510	Bill Barrett Corp.*^	861,677
50,595	Cloud Peak Energy, Inc.*	950,173
58,890	Energy XXI (Bermuda), Ltd.	1,602,986
32,170	Rex Energy Corp.*	530,162
31,226	Stone Energy Corp.*	679,166
68,791	VAALCO Energy, Inc.*	522,124

		5,146,288

Paper & Forest Products (0.8%):
17,804	Buckeye Technologies, Inc.	533,230

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
55,101	Wausau Paper Corp.	$593,989

		1,127,219

Personal Products (0.3%):
21,248	Inter Parfums, Inc.	519,089

Pharmaceuticals (2.4%):
44,900	Impax Laboratories, Inc.*	693,256
17,524	Jazz Pharmaceuticals plc*	979,767
19,802	Questcor Pharmaceuticals, Inc. ^	644,357
48,421	Supernus Pharmaceuticals, Inc.*^	272,126
39,090	ViroPharma, Inc.*	983,505

		3,573,011

Professional Services (0.4%):
33,409	Korn/Ferry International*	596,685

Real Estate Investment Trusts (REITs) (7.2%):
36,206	Associated Estates Realty Corp.	674,880
39,095	Chesapeake Lodging Trust	896,839
58,300	Colonial Properties Trust	1,318,162
111,101	Cousins Properties, Inc.	1,187,670
13,848	National Health Investors, Inc.	906,352
51,720	Piedmont Office Realty Trust, Inc., Class A	1,013,195
26,417	Potlatch Corp.	1,211,483
27,640	Sabra Health Care REIT, Inc.	801,836
26,010	Select Income REIT	687,965
101,119	Sunstone Hotel Investors, Inc.*	1,244,775
45,267	Terreno Realty Corp.	813,901

		10,757,058

Road & Rail (1.0%):
46,262	Heartland Express, Inc.	617,135
38,976	Werner Enterprises, Inc.	940,881

		1,558,016

Semiconductors & Semiconductor Equipment (4.2%):
25,270	ATMI, Inc.*	566,806
82,330	Cypress Semiconductor Corp. ^	908,100
100,490	Entegris, Inc.*	990,831
17,370	First Solar, Inc.*^	468,295
93,730	Integrated Device Technology, Inc.*	700,163
34,474	MKS Instruments, Inc.	937,693
24,140	Silicon Laboratories, Inc.*	998,430
42,460	Teradyne, Inc.*	688,701

		6,259,019

Software (1.0%):
34,450	Progress Software Corp.*	784,771
30,943	PTC, Inc.*	788,737

		1,573,508

Specialty Retail (4.8%):
78,980	Destination XL Group, Inc.*	402,008
42,615	Finish Line, Inc. (The), Class A	834,828
25,457	Haverty Furniture Co., Inc.	523,396
31,017	Men’s Wearhouse, Inc. (The)	1,036,588
53,490	Pier 1 Imports, Inc.	1,230,270
41,111	Rent-A-Center, Inc.	1,518,639
34,250	Select Comfort Corp.*	677,123
25,352	Shoe Carnival, Inc.	518,195
24,207	Stage Store, Inc.	626,477

		7,367,524

Textiles, Apparel & Luxury Goods (2.1%):
46,460	Crocs, Inc.*	688,537

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
16,670	Deckers Outdoor Corp.*^	$928,353
17,370	G-III Apparel Group, Ltd.*	696,711
19,960	Steven Madden, Ltd.*	861,074

		3,174,675

Thrifts & Mortgage Finance (3.6%):
108,577	Bank Mutual Corp.	600,431
49,434	BankFinancial Corp.	399,921
28,445	BankUnited, Inc.	728,760
26,020	Beneficial Mutual Bancorp, Inc.*	268,006
72,576	Brookline Bancorp, Inc.	663,345
43,719	Home Federal Bancorp, Inc.	559,603
32,883	Northfield Bancorp, Inc.	373,551
44,880	Provident New York Bancorp	407,062
61,086	Washington Federal, Inc.	1,069,005
8,115	WSFS Financial Corp.	394,714

		5,464,398

Wireless Telecommunication Services (0.5%):
19,673	NTELOS Holdings Corp.	252,011
30,829	Shenandoah Telecommunications Co.	469,526

		721,537

Total Common Stocks (Cost $120,921,245)		146,867,897

Securities Held as Collateral for Securities on Loan (9.2%):
$13,708,755	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	13,708,755

Total Securities Held as Collateral for Securities on Loan (Cost $13,708,755)		13,708,755

Unaffiliated Investment Company (0.4%):
570,241	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	570,241

Total Unaffiliated Investment Company (Cost $570,241)		570,241

Total Investment Securities (Cost $135,200,241)(c) - 108.0%		161,146,893
Net other assets (liabilities) - (8.0)%		(11,939,089)

Net Assets - 100.0%		$149,207,804

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $13,435,300.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	2.6%
Canada	0.5%
Cayman Islands	0.7%
Germany	0.1%
Netherlands Antilles	0.3%
United States	95.8%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Automobiles (0.4%):
39,160	Harley-Davidson, Inc.	$2,087,228

Beverages (3.5%):
180,970	Coca-Cola Co. (The)	7,318,427
43,650	Diageo plc, ADR	5,492,916
58,846	Heineken Holding NV ^	3,772,284

		16,583,627

Capital Markets (8.6%):
22,930	Ameriprise Financial, Inc.	1,688,795
906,534	Bank of New York Mellon Corp. (The)	25,373,886
240,420	Charles Schwab Corp. (The)	4,253,029
14,630	Goldman Sachs Group, Inc. (The)	2,152,805
180,467	Julius Baer Group, Ltd.	7,032,405

		40,500,920

Chemicals (6.7%):
63,770	Air Products & Chemicals, Inc.	5,555,642
65,660	Ecolab, Inc.	5,264,619
127,927	Monsanto Co.	13,512,929
88,856	Potash Corp. of Saskatchewan, Inc.	3,487,598
35,400	Praxair, Inc.	3,948,516

		31,769,304

Commercial Banks (5.5%):
693,876	Wells Fargo & Co.	25,666,473

Commercial Services & Supplies (0.8%):
108,264	Iron Mountain, Inc.	3,931,066

Computers & Peripherals (0.5%):
96,020	Hewlett-Packard Co.	2,289,117

Construction Materials (0.3%):
15,350	Martin Marietta Materials, Inc. ^	1,566,007

Consumer Finance (5.9%):
413,990	American Express Co.	27,927,765

Diversified Financial Services (1.2%):
17,900	CME Group, Inc.	1,098,881
95,136	JPMorgan Chase & Co.	4,515,155

		5,614,036

Electrical Equipment (0.6%):
40,910	Emerson Electric Co.	2,285,642
8,310	Schneider Electric SA	607,749

		2,893,391

Energy Equipment & Services (1.4%):
49,180	Schlumberger, Ltd.	3,683,090
55,259	Transocean, Ltd.*	2,871,258

		6,554,348

Food & Staples Retailing (9.3%):
134,420	Costco Wholesale Corp.	14,263,306
497,389	CVS Caremark Corp.	27,351,421
52,350	Sysco Corp.	1,841,150

		43,455,877

Food Products (0.2%):
12,070	Nestle SA, Registered Shares	873,493

Health Care Providers & Services (4.6%):
203,520	Express Scripts Holding Co.*	11,732,928
51,310	Laboratory Corp. of America Holdings*	4,628,162
93,600	UnitedHealth Group, Inc.	5,354,856

		21,715,946

Shares		Fair Value
Common Stocks, continued
Household Durables (0.1%):
14,272	Hunter Douglas NV	$568,675

Insurance (14.6%):
53,940	ACE, Ltd.	4,799,041
17,960	Alleghany Corp.*	7,110,723
145	Berkshire Hathaway, Inc., Class A*	22,660,600
24,800	Everest Re Group, Ltd.	3,220,528
1,990	Fairfax Financial Holdings, Ltd. (a)	777,229
6,710	Fairfax Financial Holdings, Ltd.	2,624,549
281,430	Loews Corp.	12,402,620
1,730	Markel Corp.*^	871,055
545,390	Progressive Corp. (The)	13,782,005

		68,248,350

Internet & Catalog Retail (1.2%):
144,900	Groupon, Inc.*^	886,788
135,160	Liberty Media Corp. - Interactive, Class A*	2,889,721
7,631	Liberty Ventures, Inc., Series A*	576,751
6,190	Netflix, Inc.*	1,172,448

		5,525,708

Internet Software & Services (4.4%):
26,091	Google, Inc., Class A*	20,717,037

IT Services (1.2%):
8,620	International Business Machines Corp.	1,838,646
23,220	Visa, Inc., Class A	3,943,685

		5,782,331

Life Sciences Tools & Services (0.3%):
38,260	Agilent Technologies, Inc.	1,605,772

Machinery (1.1%):
106,740	PACCAR, Inc.	5,396,774

Marine (0.9%):
40,770	Kuehne & Nagel International AG, Registered Shares ^	4,453,873

Media (2.1%):
28,700	Grupo Televisa SA, ADR	763,707
161,340	Walt Disney Co. (The)	9,164,112

		9,927,819

Metals & Mining (1.0%):
75,550	BHP Billiton plc	2,193,145
50,315	Rio Tinto plc	2,369,487

		4,562,632

Oil, Gas & Consumable Fuels (6.1%):
425,380	Canadian Natural Resources, Ltd.	13,667,459
52,810	Devon Energy Corp.	2,979,540
29,140	EOG Resources, Inc.	3,731,960
99,000	Occidental Petroleum Corp.	7,758,630

		28,137,589

Paper & Forest Products (0.0%):
74,281	Emerald Plantation Holdings, Ltd.* (b)	743
272,959	Sino-Forest Corp.*^(b)	—
488,000	Sino-Forest Corp.*(b)	—

		743

Real Estate Management & Development (1.4%):
79,130	Brookfield Asset Management, Inc., Class A	2,887,454
651,300	Hang Lung Group, Ltd.	3,662,609

		6,550,063

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.3%):
62,490	Intel Corp.	$1,365,407
134,100	Texas Instruments, Inc.	4,757,868

		6,123,275

Software (2.6%):
264,950	Activision Blizzard, Inc.	3,860,322
129,600	Microsoft Corp.	3,707,856
150,830	Oracle Corp.	4,877,842

		12,446,020

Specialty Retail (5.2%):
262,769	Bed Bath & Beyond, Inc.*	16,927,579
133,980	CarMax, Inc.*	5,586,966
26,630	Tiffany & Co. ^	1,851,850

		24,366,395

Textiles, Apparel & Luxury Goods (0.2%):
12,800	Compagnie Financiere Richemont SA, Bearer Shares, Class A ^	1,006,536

Tobacco (0.8%):
40,210	Philip Morris International, Inc.	3,727,869

Transportation Infrastructure (1.1%):
1,631,550	China Merchants Holdings International Co., Ltd.	5,365,925

Wireless Telecommunication Services (0.2%):
45,350	America Movil SAB de C.V., Series L, ADR	950,536

Total Common Stocks (Cost $300,135,991)		448,892,520

Yankee Dollar (0.0%):
Paper & Forest Products (0.0%):
80,304	Emerald Plantation Holdings, Ltd., 6.00%, 1/30/20, Callable 1/30/17 @ 103.13 (b)	56,614

Total Yankee Dollar (Cost $453,777)		56,614

Securities Held as Collateral for Securities on Loan (3.1%):
$14,460,599	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	14,460,599

Total Securities Held as Collateral for Securities on Loan (Cost $14,460,599)		14,460,599

Unaffiliated Investment Company (4.4%):
20,637,305	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	20,637,305

Total Unaffiliated Investment Company (Cost $20,637,305)		20,637,305

Total Investment Securities (Cost $335,689,265)(e) - 102.8%		484,047,038
Net other assets (liabilities) - (2.8)%		(13,170,923)

Net Assets - 100.0%		$470,876,115

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $13,951,147.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. the sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.01% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	0.7%
Canada	4.8%
France	0.1%
Hong Kong	1.9%
Mexico	0.4%
Netherlands	1.7%
Switzerland	4.3%
United Kingdom	2.1%
United States	84.0%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (1.7%):
27,320	Precision Castparts Corp.	$5,180,418

Air Freight & Logistics (1.3%):
39,600	FedEx Corp.	3,888,720

Auto Components (1.2%):
79,320	Delphi Automotive plc	3,521,808

Beverages (4.3%):
113,810	Coca-Cola Enterprises, Inc.	4,201,865
114,870	PepsiCo, Inc.	9,087,366

		13,289,231

Biotechnology (8.8%):
36,610	Alexion Pharmaceuticals, Inc.*	3,373,245
37,320	Amgen, Inc.	3,825,673
21,440	Biogen Idec, Inc.*	4,135,990
36,320	Celgene Corp.*	4,209,852
136,600	Gilead Sciences, Inc.*	6,683,839
26,820	Onyx Pharmaceuticals, Inc.*	2,383,225
42,800	Vertex Pharmaceuticals, Inc.*	2,353,144

		26,964,968

Capital Markets (1.1%):
46,460	T. Rowe Price Group, Inc.	3,478,460

Chemicals (2.7%):
43,120	Eastman Chemical Co.	3,012,794
47,260	Monsanto Co.	4,992,074

		8,004,868

Communications Equipment (3.2%):
205,640	Juniper Networks, Inc.*	3,812,566
88,750	QUALCOMM, Inc.	5,941,812

		9,754,378

Computers & Peripherals (1.8%):
229,200	EMC Corp.*	5,475,588

Construction & Engineering (1.5%):
69,280	Fluor Corp.	4,595,342

Construction Materials (0.7%):
22,110	Martin Marietta Materials, Inc.	2,255,662

Consumer Finance (0.8%):
52,710	Discover Financial Services	2,363,516

Diversified Financial Services (2.1%):
16,570	IntercontinentalExchange, Inc.*	2,702,070
65,560	Moody’s Corp.	3,495,660

		6,197,730

Energy Equipment & Services (2.5%):
30,610	National-Oilwell Varco, Inc.	2,165,658
71,940	Schlumberger, Ltd.	5,387,586

		7,553,244

Food & Staples Retailing (4.3%):
58,330	CVS Caremark Corp.	3,207,567
79,140	Wal-Mart Stores, Inc.	5,922,045
46,970	Whole Foods Market, Inc.	4,074,648

		13,204,260

Food Products (1.9%):
50,876	Kraft Foods Group, Inc., Class A	2,621,640
100,130	Mondelez International, Inc., Class A	3,064,980

		5,686,620

Health Care Providers & Services (1.5%):
42,570	McKesson, Inc.	4,595,857

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.6%):
67,100	Las Vegas Sands Corp.	$3,781,085
73,440	Starbucks Corp.	4,183,142

		7,964,227

Industrial Conglomerates (1.6%):
79,450	Danaher Corp.	4,937,818

Internet & Catalog Retail (2.3%):
18,310	Amazon.com, Inc.*	4,879,432
3,230	Priceline.com, Inc.*	2,222,014

		7,101,446

Internet Software & Services (6.8%):
102,750	Facebook, Inc., Class A*	2,628,345
17,160	Google, Inc., Class A*	13,625,554
25,210	LinkedIn Corp., Class A*	4,438,472

		20,692,371

IT Services (6.9%):
52,350	International Business Machines Corp.	11,166,254
10,490	MasterCard, Inc., Class A	5,676,454
72,770	Paychex, Inc.	2,552,044
28,906	Teradata Corp.*	1,691,290

		21,086,042

Life Sciences Tools & Services (0.6%):
31,740	Illumina, Inc.*	1,713,960

Machinery (3.3%):
43,040	Cummins, Inc.	4,984,462
82,820	Eaton Corp. plc	5,072,726

		10,057,188

Media (2.6%):
117,340	News Corp., Class A	3,581,217
68,230	Viacom, Inc., Class B	4,200,921

		7,782,138

Multiline Retail (1.3%):
39,040	Dollar General Corp.*	1,974,643
36,880	Nordstrom, Inc.	2,036,883

		4,011,526

Oil, Gas & Consumable Fuels (1.9%):
44,370	EOG Resources, Inc.	5,682,466

Pharmaceuticals (4.0%):
30,470	Allergan, Inc.	3,401,366
111,280	Bristol-Myers Squibb Co.	4,583,623
53,320	Eli Lilly & Co.	3,028,043
8,430	Perrigo Co.	1,000,894

		12,013,926

Road & Rail (2.1%):
44,710	Union Pacific Corp.	6,367,151

Semiconductors & Semiconductor Equipment (5.5%):
93,330	Analog Devices, Inc.	4,338,912
95,400	Broadcom Corp., Class A	3,307,518
156,130	Texas Instruments, Inc.	5,539,493
90,020	Xilinx, Inc.	3,436,063

		16,621,986

Software (6.0%):
35,250	Citrix Systems, Inc.*	2,543,640
52,440	Intuit, Inc.	3,442,686
271,750	Oracle Corp.	8,788,395
19,490	Salesforce.com, Inc.*	3,485,397

		18,260,118

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail (2.8%):
86,200	Home Depot, Inc. (The)	$6,015,035
70,370	Urban Outfitters, Inc.*	2,726,134

		8,741,169

Textiles, Apparel & Luxury Goods (2.8%):
37,440	Nike, Inc., Class B	2,209,334
29,310	PVH Corp.	3,130,602
59,480	Under Armour, Inc., Class A*	3,045,376

		8,385,312

Tobacco (2.9%):
93,710	Philip Morris International, Inc.	8,687,854

Total Common Stocks (Cost $241,240,612)		296,117,368

Affiliated Investment Companies (2.6%):
7,815,185	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	7,815,185

Total Affiliated Investment Companies (Cost $7,815,185)		7,815,185

Total Investment Securities (Cost $249,055,797)(b) - 100.0% (b)		303,932,553
Net other assets (liabilities) - 0.0%		(81,031)

Net Assets - 100.0%		$303,851,522

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.9%):
$ 954,459	AmeriCredit Automobile Receivables Trust, Class A3, Series 2011-2, 1.61%, 10/8/15	$957,835
1,500,000	AmeriCredit Automobile Receivables Trust, Class B, Series 2012-5, 1.12%, 11/8/17	1,503,441
1,786,642	Ares Collateralized Loan Obligation Funds, Class A2, Series 2007-3RA, 0.52%, 4/16/21(a)	1,734,901
2,390,000	Arran Cards Funding plc, Class A1, Series 2012-1A, 0.90%, 7/15/15(a)	2,392,841
950,048	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25	1,234,851
1,750,000	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,748,659
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,091,825
176,535	Credit Acceptance Auto Loan Trust, Class A, Series 2010-1, 2.06%, 4/16/18	176,564
1,695,000	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18	1,692,851
1,605,000	Ford Credit Auto Lease Trust, Class A3, Series 2012-A, 0.85%, 1/15/15	1,609,204
1,821,000	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,821,625
955,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2012-1, 2.30%, 1/15/16(a)	960,788
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,085,792
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.45%, 2/15/18(a)	1,595,000
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.50%, 2/15/18(a)	1,830,316
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.90%, 10/17/16(a)	1,595,190
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.75%, 2/15/18(a)	1,734,964
667,282	Santander Consumer Acquired Receivables Trust, Class B, Series 2011-S1A, 1.66%, 6/15/13	671,667
563,865	Santander Drive Auto Receivables Trust, Class A3, Series 2010-A, 1.83%, 11/17/14	566,781
401,338	Santander Drive Auto Receivables Trust, Class A2, Series 2011-4, 1.37%, 7/15/13	402,222

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 830,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-4, 3.82%, 5/15/15	$865,244
238,953	Santander Drive Auto Receivables Trust, Class B, Series 2011-S1A, 1.48%, 7/15/13	239,646
315,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	322,680
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,341,910
1,040,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	1,055,909
1,160,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-4, 1.83%, 3/15/17	1,177,551
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,212,964
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,784,005
705,070	SLM Student Loan Trust, Class A2, Series 2004-B, 0.48%, 6/15/21(a)	693,972
1,053,725	SLM Student Loan Trust, Class A1, Series 2012-A, 1.60%, 4/15/16(a)	1,069,862
183,395	Structured Receivables Finance LLC, Class A, Series 2010-B, 3.73%, 2/16/26	195,759
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,210,370

Total Asset Backed Securities (Cost $39,314,889)		39,577,189

Collateralized Mortgage Obligations (4.7%):
690,000	Arkle Master Issuer plc, Class 1A1, Series 2010-2A, 1.69%, 5/17/60(a)	693,026
56,567	Banc of America Commercial Mortgage, Inc., Class A2, Series 2007-3, 5.59%, 6/10/49(a)	56,503
1,016,595	Banc of America Commercial Mortgage, Inc., Class A3, Series 2007-4, 5.81%, 8/10/14(a)	1,066,571
1,330,000	Bank of America Re-Remic Trust, Class A, Series 2012-CLRN, 1.35%, 8/15/29(a)	1,341,576
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(a)	55,024
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.72%, 6/1/40(a)	713,920
828,000	COMM 2012-LTRT, CLASS B, Series 2012-LTRT, 3.80%, 10/5/30	830,255

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	$661,204
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.80%, 6/15/16(a)	112,120
33,734	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(a)	33,932
2,533,634	DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 9/25/45	2,534,193
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19	1,493,928
1,094,139	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17	1,173,978
11,040,000	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.79%, 2/10/46(a)	1,334,615
665,000	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34	699,257
655,101	Holmes Master Issuer plc, Class A2, Series 2010-1A, 1.70%, 10/15/54(a)	659,735
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3B, Series 2006-LDP8, 5.45%, 5/15/45	1,300,080
538,178	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.81%, 6/15/49(a)	554,606
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30	640,922
5,150,658	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2012-CBX, 2.05%, 6/15/45(a)	588,298
1,400,000	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.69%, 12/22/54(a)	1,426,768
1,160,000	Merrill Lynch Mortgage Trust, Class A4, Series 2004-KEY2, 4.86%, 8/12/39(a)	1,218,800
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A3, Series 2007-8, 5.94%, 7/12/17(a)	756,163
705,000	Morgan Stanley BAML Trust, Class A2, Series 2012-CKSV, 3.28%, 10/15/22	705,980
140,408	Morgan Stanley Capital I, Class A2, Series 2007-IQ15, 5.85%, 6/11/49(a)	142,838

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,127,364	Morgan Stanley Re-Remic Trust, Class A, Series 2012-XA, 2.00%, 7/28/49	$1,141,456
1,042,958	Morgan Stanley Re-Remic Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51	1,040,758
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25	1,014,340
319,000	Permanent Master Issuer plc, Class 6A1, Series 2006-1, 0.66%, 4/15/20(a)	484,624
620,000	RBSCF Trust, Class WBTA, Series 2010-RR3, 5.92%, 4/16/17(a)	714,128
907,007	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44	896,417
935,000	WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 4.19%, 3/15/45(a)	848,382
Total Collateralized Mortgage Obligations (Cost $26,224,215)		26,934,397

Corporate Bonds (17.6%):
Aerospace & Defense (0.2%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	350,758
640,000	United Technologies Corp., 4.50%, 6/1/42	682,156

		1,032,914

Automobiles (0.2%):
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(b)	1,098,448

Beverages (0.4%):
635,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	627,731
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	545,510
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	609,413
500,000	SABMiller Holdings, Inc., 3.75%, 1/15/22(b)	535,175

		2,317,829

Biotechnology (0.1%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	480,468
320,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	355,980

		836,448

Capital Markets (1.3%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20	413,195
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37	670,008
905,000	Goldman Sachs Group, Inc. (The), 0.73%, 3/22/16(a)	894,698
740,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	750,088
2,230,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2,592,875

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 475,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	$478,341
1,760,000	Morgan Stanley, 3.75%, 2/25/23	1,778,983
297,108	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(b)	313,312

		7,891,500

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	576,097

Commercial Banks (1.3%):
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14	454,827
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	457,333
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,433,844
820,000	Bank of America Corp., 5.63%, 10/14/16	923,701
620,000	Bank of America Corp., 5.00%, 5/13/21	694,965
615,000	Bank of America Corp., 5.70%, 1/24/22	720,375
1,350,000	JPMorgan Chase & Co., Series G, 0.91%, 2/26/16(a)	1,350,785
975,000	Wells Fargo & Co., 3.50%, 3/8/22	1,024,723

		7,060,553

Diversified Consumer Services (0.2%):
1,090,000	General Electric Capital Corp., 0.99%, 4/2/18(a)	1,093,150

Diversified Financial Services (3.2%):
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,655,450
1,315,000	Bank of America Corp., 0.56%, 10/14/16(a)	1,283,802
1,065,000	Bank of America Corp., 1.35%, 3/22/18(a)	1,063,970
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15	1,168,194
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,853,587
1,165,000	Citigroup, Inc., 1.25%, 1/15/16	1,163,596
1,035,000	Citigroup, Inc., 1.07%, 4/1/16(a)	1,035,602
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,259,851
390,000	Citigroup, Inc., 6.13%, 5/15/18	464,619
640,000	Citigroup, Inc., 3.38%, 3/1/23	645,142
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(b)	1,395,145
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	743,347
775,000	JPMorgan Chase & Co., 1.20%, 1/25/18(a)	780,096
720,000	JPMorgan Chase & Co., 1.80%, 1/25/18	723,804
1,660,000	JPMorgan Chase & Co., 3.20%, 1/25/23	1,657,314
1,620,000	TIERS Funding Trust, Series 2012-01, 2.04%, 5/12/14, Callable 5/10/13 @ 100(a)(b)(c)	1,622,025

		18,515,544

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.4%):
$ 860,000	AT&T, Inc., 0.90%, 2/12/16	$859,417
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	922,118

		1,781,535

Electric Utilities (0.5%):
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	429,252
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	356,233
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,477,509
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	234,192
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	270,838
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	240,875
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,770
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43	202,433

		3,245,102

Electrical Equipment (0.1%):
755,000	General Electric Co., 2.70%, 10/9/22	755,061

Electronic Equipment, Instruments & Components (0.1%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	808,375

Food & Staples Retailing (0.6%):
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	653,573
256,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	305,476
600,000	Kraft Foods Group, Inc., 5.00%, 6/4/42	643,329
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	668,426
316,000	Kraft Foods, Inc., 6.13%, 2/1/18	378,996
450,000	Walgreen Co., 3.10%, 9/15/22	445,300

		3,095,100

Health Care Providers & Services (0.5%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	362,777
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	730,258
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	219,365
385,000	UnitedHealth Group, Inc., 3.38%, 11/15/21, Callable 8/15/21 @ 100	406,446
300,000	UnitedHealth Group, Inc., 2.88%, 3/15/22, Callable 12/15/21 @ 100	303,607
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	403,148
325,000	WellPoint, Inc., 3.30%, 1/15/23	329,336

		2,754,937

Independent Power Producers & Energy Traders (0.9%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	266,005
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	360,713

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power Producers & Energy Traders, continued
$ 100,000	Duke Energy Corp., 3.95%, 9/15/14	$104,612
65,000	Florida Power & Light Co., 5.95%, 2/1/38	84,464
400,000	Florida Power Corp., 6.40%, 6/15/38	533,708
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	49,293
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	584,208
850,000	Pacificorp, 5.65%, 7/15/18	1,036,484
395,000	Pacificorp, 5.75%, 4/1/37	495,334
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	420,931
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	1,082,591

		5,018,343

Insurance (1.4%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	412,802
310,000	American International Group, Inc., 3.00%, 3/20/15	321,620
635,000	American International Group, Inc., 3.80%, 3/22/17	687,118
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17	143,192
755,000	American International Group, Inc., 4.88%, 6/1/22	854,123
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	193,876
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(b)	1,132,414
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(b)	1,738,033
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,322,535
905,000	New York Life Global Funding, 1.65%, 5/15/17(b)	918,564
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15	98,051

		7,822,328

IT Services (0.4%):
715,000	IBM Corp., 0.55%, 2/6/15	716,100
1,450,000	IBM Corp., 1.95%, 7/22/16	1,504,046

		2,220,146

Machinery (0.3%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	609,379
840,000	Eaton Corp., 1.50%, 11/2/17(b)	842,410
255,000	Eaton Corp., 4.00%, 11/2/32(b)	254,651

		1,706,440

Media (1.6%):
337,000	Comcast Corp., 6.40%, 3/1/40	426,389
295,000	Cox Communications, Inc., 8.38%, 3/1/39(b)	437,003
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	610,610
235,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 3/1/41	263,060

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 205,000	Discovery Communications, Inc., 3.30%, 5/15/22	$208,900
206,000	Discovery Communications, Inc., 6.35%, 6/1/40	251,285
206,000	Discovery Communications, Inc., 4.95%, 5/15/42	211,793
1,135,000	NBCUniversal Enterprise, Inc., 0.97%, 4/15/18(a)(b)	1,131,388
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	331,845
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	155,565
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	805,335
435,000	News America, 6.15%, 2/15/41	520,896
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	594,517
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	863,035
435,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	463,798
350,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	318,159
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,028,528
325,000	Time Warner, Inc., 3.40%, 6/15/22	335,136

		8,957,242

Metals & Mining (0.1%):
450,000	Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43(b)	444,733

Multiline Retail (0.1%):
120,000	Macy’s Retail Holdings, Inc., 3.88%, 1/15/22	126,566
390,000	Target Corp., 4.00%, 7/1/42	379,479

		506,045

Multi-Utilities (0.5%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	191,774
675,000	CMS Energy Corp., 5.05%, 3/15/22, Callable 12/15/21 @ 100	776,991
415,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	414,988
505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	638,066
295,000	PECO Energy Co., 2.38%, 9/15/22, Callable 6/15/22 @ 100	295,396
285,000	Sempra Energy, 6.00%, 10/15/39	354,417

		2,671,632

Oil, Gas & Consumable Fuels (1.2%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	159,541
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	61,208
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,417,064
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	261,726
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	628,443

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 720,000	Enterprise Products Operating LP, 5.20%, 9/1/20	$844,425
200,000	Enterprise Products Operating LP, 4.85%, 8/15/42, Callable 2/15/42 @ 100	204,065
365,000	Enterprise Products Operating LP, 4.45%, 2/15/43, Callable 8/15/42 @ 100	350,981
250,000	Enterprise Products Operating LP, 4.85%, 3/15/44, Callable 9/15/43 @ 100	255,218
400,000	Kinder Morgan Energy Partners LP, 5.00%, 8/15/42, Callable 2/15/42 @ 100	405,501
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22(b)	618,123
400,000	Sunoco Logistics Partners LP, 4.95%, 1/15/43, Callable 7/15/42 @ 100	392,027
480,000	Williams Partners LP, 4.00%, 11/15/21	502,840

		7,101,162

Paper & Forest Products (0.1%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	455,841
310,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	348,943

		804,784

Pharmaceuticals (0.6%):
795,000	Abbvie, Inc., 2.00%, 11/6/18(b)	804,476
800,000	Abbvie, Inc., 2.90%, 11/6/22(b)	800,721
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	1,006,604
495,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	501,776

		3,113,577

Road & Rail (0.1%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	374,252

Software (0.3%):
1,600,000	Oracle Corp., 2.50%, 10/15/22	1,570,739

Specialty Retail (0.1%):
815,000	Penske Truck Leasing Co., LP, 3.13%, 5/11/15(b)	843,270

Thrifts & Mortgage Finance (0.3%):
440,000	Capital One Bank USA NA, 3.38%, 2/15/23	435,689
1,435,000	Novus USA Trust, Series 2013-1, 1.59%, 2/28/14(a)(b)	1,435,000

		1,870,689

Tobacco (0.1%):
180,000	Lorillard Tobacco Co., 7.00%, 8/4/41	213,256
395,000	Philip Morris International, Inc., 4.13%, 3/4/43	381,478
205,000	Reynolds American, Inc., 4.75%, 11/1/42	199,903

		794,637

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.3%):
$ 535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(b)	$654,518
522,000	GTE Corp., 6.84%, 4/15/18	645,077
400,000	SBA Tower Trust, 4.25%, 4/15/15(b)	423,254

		1,722,849

Total Corporate Bonds (Cost $97,861,866)		100,405,461

Yankee Dollars (9.3%):
Capital Markets (0.3%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(b)	1,428,368

Commercial Banks (4.0%):
2,130,000	Bank of England Euro Note, Series REGS, 0.50%, 3/6/15(b)	2,134,516
260,000	BNP Paribas SA, 3.25%, 3/3/23	252,695
790,000	Caixa Economica Federal, 2.38%, 11/6/17(b)	767,485
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	459,553
240,000	Eksportfinans A/S, 3.00%, 11/17/14	238,800
101,000	Eksportfinans A/S, 5.50%, 5/25/16^	104,916
1,458,000	FMS Wertmanagement, 1.00%, 11/21/17	1,457,854
875,000	HSBC Bank plc, 3.10%, 5/24/16(b)	930,452
1,115,000	ING Bank NV, 3.75%, 3/7/17(b)	1,188,177
1,465,000	Kommunalbanken AS, 0.32%, 1/26/15(a)(b)	1,463,954
1,856,000	Kommunalbanken AS, 0.43%, 10/31/16(a)(b)	1,857,089
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,126,744
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15(b)	1,822,274
1,800,000	Norddeutsche Landesbank Girozentrale AG, 0.88%, 10/16/15(b)	1,805,221
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(b)	1,994,648
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,004,798
2,915,000	Westpac Banking Corp., 1.38%, 7/17/15(b)	2,960,766
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16(b)	1,568,076

		23,138,018

Diversified Financial Services (0.6%):
575,000	BP Capital Markets plc, 4.74%, 3/11/21	666,446
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(b)	2,507,388

		3,173,834

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(b)	640,634

Food Products (0.3%):
1,415,000	B.A.T. International Finance plc, 3.25%, 6/7/22(b)	1,470,957

Hotels, Restaurants & Leisure (0.3%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,597,038

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Insurance (0.1%):
$ 310,000	Manulife Financial Corp., 3.40%, 9/17/15	$326,098

Media (–%):
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	—

Metals & Mining (0.5%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,324,459
160,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	163,483
120,000	Codelco, Inc., 3.75%, 11/4/20	125,657
665,000	Codelco, Inc., 3.88%, 11/3/21	697,476
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(b)	835,285

		3,146,360

Multi-National (0.3%):
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,641,530

Oil, Gas & Consumable Fuels (1.0%):
1,075,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,257,800
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,130,205
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	64,000
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	126,260
278,000	Petroleos Mexicanos, 5.50%, 1/21/21	319,005
300,000	Petroleos Mexicanos, 4.88%, 1/24/22	332,250
650,000	Petroleos Mexicanos, 3.50%, 1/30/23(b)	648,375
800,000	Statoil ASA, 2.45%, 1/17/23	786,993
1,000,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100^	985,117

		5,650,005

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	703,941
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(b)	678,978

		1,382,919

Real Estate Investment Trusts (REITs) (0.1%):
680,000	CDP Financial, Inc., 3.00%, 11/25/14(b)	706,594

Sovereign Bonds (0.9%):
2,040,000	Caisse d’Amortissement de la Dette Sociale, 1.38%, 1/29/18(b)	2,038,368
1,174,000	Italy Government International Bond, 3.13%, 1/26/15^	1,189,614
715,000	Republic of Colombia, 2.63%, 3/15/23, Callable 12/15/22 @ 100	686,400
247,000	Republic of Italy, 6.88%, 9/27/23	283,467
158,875	Russia Foreign Bond, 7.50%, 3/31/30(d)	196,806
516,000	United Mexican States, 5.75%, 10/12/10	566,052

		4,960,707

Thrifts & Mortgage Finance (0.4%):
2,327,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(b)	2,371,878

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.2%):
$ 315,000	Virgin Media Secured Finance plc, 1/15/18, Callable 1/15/14 @ 103.25	$335,475
765,000	Vodafone Group plc, 4.15%, 6/10/14	796,337
415,000	Vodafone Group plc, 2.50%, 9/26/22	400,019

		1,531,831

Total Yankee Dollars (Cost $52,448,270)		53,166,771

U.S. Government Agencies (1.4%):
Federal Home Loan Mortgage Corporation (0.6%)
2,100,000	0.60%, 3/28/16, Callable 8/28/13 @ 100	2,101,821
1,359,000	0.50%, 5/13/16	1,360,352

		3,462,173

Federal National Mortgage Association (0.7%)
2,995,000	0.65%, 3/28/16, Callable 8/28/13 @ 100	2,998,258
835,000	0.50%, 3/30/16	835,961

		3,834,219

Tennessee Valley Authority (0.1%)
130,000	5.25%, 9/15/39	165,871
500,000	3.50%, 12/15/42	482,053

		647,924

Total U.S. Government Agencies (Cost $7,904,160)		7,944,316

U.S. Government Agency Mortgages (32.4%):
Fannie Mae (0.9%)
52,696	Class NT, Series 2009-70, 4.00%, 8/25/19	55,598
1,491,051	Class CD, Series 2011-56, 3.50%, 1/25/29	1,538,731
1,245,000	Class CY, Series 2010-136, 4.00%, 12/25/40	1,410,498
755,000	Class GB, Series 2011-52, 5.00%, 6/25/41	858,436
1,055,000	Class DB, Series 2011-99, 5.00%, 10/25/41	1,217,698

		5,080,961

Federal Home Loan Mortgage Corporation (5.5%)
1,660,000	0.60%, 5/22/15, Callable 5/22/13 @ 100	1,660,971
1,800,000	0.42%, 6/19/15, Callable 12/19/13 @ 100	1,800,405
3,045,000	0.50%, 11/27/15, Callable 11/27/13 @ 100	3,047,920
1,299,000	1.00%, 9/27/17, Callable 9/27/13 @ 100	1,302,479
294,007	5.00%, 7/1/35, Pool #G01840	317,699
400,192	5.00%, 7/1/35, Pool #G01838	432,441
520,114	5.00%, 3/1/38, Pool #G04913	560,327
158,118	5.00%, 12/1/38, Pool #G05132	170,069
111,701	5.00%, 1/1/39, Pool #G05205	120,143
1,264,246	4.50%, 10/1/39, Pool #G08368	1,352,493
893,109	5.50%, 5/1/40, Pool #G06817	967,276
297,665	5.50%, 8/1/40, Pool #G06385	322,384
926,268	4.00%, 12/1/40, Pool #A95575	999,607
339,318	4.00%, 12/1/40, Pool #A95656	366,184
437,576	4.00%, 12/1/40, Pool #A95856	472,222
243,514	3.14%, 3/1/41, Pool #1B8062(a)	256,387

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$1,844,295	4.50%, 3/1/41, Pool #A97620	$1,976,777
829,912	4.50%, 8/1/41, Pool #Q02663	904,699
149,187	4.50%, 8/1/41, Pool #Q02776	162,631
259,473	4.00%, 5/1/42, Pool #Q08313	279,044
336,423	4.00%, 5/1/42, Pool #G08492	361,798
130,362	4.00%, 6/1/42, Pool #Q08656	140,195
45,790	4.00%, 6/1/42, Pool #C09001	48,667
457,464	2.05%, 7/1/42, Pool #2B0646(a)	473,963
490,223	3.50%, 11/1/42, Pool #Q13216	517,370
700,000	3.00%, 3/1/43, Pool #Q17034	719,811
300,000	3.00%, 3/1/43, Pool #Q17039	308,772
605,000	3.00%, 3/1/43, Pool #Q16673	622,265
2,220,000	3.00%, 3/1/43, Pool #Q16615	2,282,831
200,000	3.00%, 4/1/43, Pool #Q17122	205,848
200,000	3.00%, 4/1/43, Pool #Q17095	205,973
1,500,000	4.50%, 4/15/43	1,604,531
500,000	3.00%, 5/15/43	512,031
3,900,000	3.50%, 5/15/43	4,094,238
2,000,000	4.00%, 5/15/43	2,123,125

		31,693,576

Federal National Mortgage Association (20.0%)
1,065,000	5.00%, 3/2/15, Pool #AQ6099	1,160,759
416,235	4.00%, 7/1/19, Pool #AE0968	446,520
2,320,000	1.70%, 8/28/19, Callable 5/28/13 @ 100	2,322,125
3,555,000	3.95%, 10/9/19(e)	3,150,491
1,960,000	2.70%, 3/28/22	1,960,000
686,075	4.00%, 7/1/24, Pool #AL1938	733,859
746,114	5.50%, 7/1/25, Pool #AE0096	820,344
350,350	3.50%, 11/1/25, Pool #AE7793	371,531
819,293	4.00%, 9/1/26, Pool #AL2683	876,356
478,213	3.50%, 11/1/26, Pool #AJ6935	507,272
4,700,000	3.00%, 4/25/27	4,941,426
2,600,000	3.50%, 4/25/27	2,756,000
3,300,000	2.50%, 4/25/28	3,423,235
1,200,000	5.50%, 4/25/28	1,285,125
1,500,000	4.00%, 4/25/28	1,604,707
100,000	4.50%, 4/25/28	107,574
1,100,000	5.00%, 4/25/28	1,186,754
1,615,000	6.25%, 5/15/29	2,293,524
722,578	5.50%, 1/1/33, Pool #676661	796,499
478,485	5.50%, 5/1/33, Pool #555424	526,836
321,656	5.00%, 7/1/34, Pool #725589	349,888
1,115,166	5.50%, 2/1/35, Pool #735989	1,229,250
86,172	6.00%, 4/1/35, Pool #735504	96,985
5,250,555	5.00%, 12/1/35, Pool #848549	5,701,555
2,552,147	5.50%, 9/1/36, Pool #995113	2,810,047
358,992	5.50%, 2/1/38, Pool #961545	391,567
115,402	6.00%, 3/1/38, Pool #889529	128,946
596,595	5.50%, 5/1/38, Pool #889441	650,729
334,820	6.00%, 5/1/38, Pool #889466	374,116
834,368	5.50%, 5/1/38, Pool #889692	910,078
613,020	5.50%, 6/1/38, Pool #995018	669,412
171,604	5.50%, 9/1/38, Pool #889995	187,175
340,381	5.50%, 10/1/39, Pool #AD0362	373,713
293,044	5.50%, 12/1/39, Pool #AD0571	321,740
542,464	6.50%, 5/1/40, Pool #AL1704	605,101
2,793,106	6.00%, 10/1/40, Pool #AL0851	3,063,136
1,573,942	4.00%, 1/1/41, Pool #AH2380	1,678,757
302,261	2.97%, 2/1/41, Pool #AH6958(a)	317,942
121,416	4.00%, 5/1/41, Pool #AL2682	129,635

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 585,581	3.24%, 7/1/41, Pool #AL0533(a)	$617,985
4,375,581	4.50%, 8/1/41, Pool #AL1711	4,802,371
1,388,248	4.50%, 8/1/41, Pool #AL2302	1,514,113
905,105	4.00%, 4/1/42, Pool #AL3152	965,662
2,755,318	4.00%, 5/1/42, Pool #A02986	2,941,882
924,655	3.50%, 5/1/42, Pool #A03369	976,739
3,900,000	3.00%, 5/25/42	4,011,515
98,428	3.50%, 6/1/42, Pool #AO5941	104,370
2,840,500	4.00%, 6/1/42, Pool #A04144	3,041,643
2,456,754	4.00%, 6/1/42, Pool #AB5477	2,630,723
184,387	3.50%, 6/1/42, Pool #AB5423	195,519
179,549	2.33%, 7/1/42, Pool #AO6482(a)	187,030
195,137	3.50%, 7/1/42, Pool #AO8632	206,918
288,013	3.50%, 7/1/42, Pool #AO9368	305,402
938,778	4.00%, 7/1/42, Pool #AO9948	1,016,403
461,252	2.02%, 7/1/42, Pool #AP0006(a)	477,822
97,320	3.50%, 7/1/42, Pool #AO8011	103,469
1,462,782	4.00%, 9/1/42, Pool #AL2901	1,566,366
3,014,240	3.50%, 10/1/42, Pool #AP9736	3,184,921
2,617,955	3.50%, 12/1/42, Pool #AL2781	2,766,196
1,249,824	3.00%, 3/1/43, Pool #AB8610	1,290,860
800,000	3.00%, 3/1/43, Pool #AR9215	826,017
97,172	3.00%, 3/1/43, Pool #AB8712	100,378
264,921	3.00%, 3/1/43, Pool #AB8830	273,661
227,243	3.00%, 3/1/43, Pool #AB8834	234,704
747,170	3.00%, 3/1/43, Pool #AB8701	771,819
301,000	3.00%, 3/1/43, Pool #AR9218	310,883
800,000	3.00%, 3/1/43, Pool #AR9194	826,892
2,130,000	3.00%, 3/1/43, Pool #AR9195	2,199,935
200,000	3.00%, 3/1/43, Pool #AR7576	206,629
300,000	3.00%, 3/1/43, Pool #AR7568	309,756
300,000	3.00%, 4/1/43, Pool #AR8630	309,850
5,100,000	3.50%, 4/25/43	5,385,281
3,800,000	6.00%, 5/25/43	4,163,375
600,000	5.50%, 5/25/43	653,906
200,000	4.00%, 5/25/43	212,969
7,000,000	4.50%, 5/25/43	7,550,156
4,800,000	5.00%, 5/25/43	5,198,250

		113,703,079

Freddie Mac (1.5%)
20,494	Class KC, Series 2890, 4.50%, 2/15/19	20,888
974,673	Class CA, Series 3876, 2.75%, 6/15/26(a)	1,010,143
1,209,656	Class GM, Series 3703, 3.50%, 7/15/28	1,248,852
2,258,801	Class BW, Series 3738, 3.50%, 10/15/28	2,334,730
1,434,090	Class BA, Series 3957, 4.00%, 1/15/39	1,465,044
1,850,863	Class BU, Series 4150, 4.00%, 2/15/42	2,019,990

		8,099,647

Government National Mortgage Association (4.5%)
80,770	4.50%, 9/15/33, Pool #615516	88,800
298,686	5.00%, 12/15/33, Pool #783571	327,864
108,129	6.50%, 8/20/38, Pool #4223	124,615
165,315	6.50%, 10/15/38, Pool #673213	188,204
57,764	6.50%, 11/20/38, Pool #4292	66,587
121,850	6.50%, 12/15/38, Pool #782510	139,359
1,030,219	5.00%, 1/15/39, Pool #782557	1,124,557

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 754,376	5.00%, 4/15/39, Pool #782619	$822,175
75,233	5.00%, 6/15/39, Pool #782696	82,018
552,961	5.00%, 10/20/39, Pool #4559	613,802
156,680	4.50%, 1/15/40, Pool #728627	172,111
448,417	5.00%, 5/15/40, Pool #782958	490,809
412,917	4.50%, 7/15/40, Pool #745793	453,060
602,371	4.00%, 7/20/40, Pool #4745	654,029
724,096	4.50%, 10/15/40, Pool #783609	793,813
243,886	4.50%, 2/15/41, Pool #738019	266,682
41,868	5.00%, 4/20/41, Pool #5018	46,134
89,518	5.00%, 6/20/41, Pool #5083	98,582
46,410	5.00%, 7/20/41, Pool #5116	51,283
1,431,692	4.50%, 7/20/41, Pool #5115	1,577,419
519,522	4.50%, 11/15/41, Pool #783610	569,380
2,100,248	4.00%, 7/20/42, Pool #MA0221	2,274,444
449,980	4.00%, 8/20/42, Pool #MA0319	487,301
2,207,692	3.50%, 2/20/43, Pool #MA0783	2,363,403
5,800,000	3.50%, 3/20/43, Pool #MA0852	6,209,082
500,000	5.00%, 4/15/43	543,750
400,000	4.50%, 4/15/43	437,312
300,000	4.00%, 4/20/43	324,527
2,400,000	4.50%, 4/20/43	2,626,875
1,400,000	3.00%, 4/20/43	1,462,344

		25,480,321

Total U.S. Government Agency Mortgages (Cost $182,826,357)		184,057,584

U.S.Treasury Obligations (28.4%):
U.S. Treasury Bonds (5.6%)
390,000	6.50%, 11/15/26	582,136
3,120,000	6.13%, 8/15/29	4,625,400
7,435,000	4.50%, 2/15/36	9,443,610
2,600,000	4.75%, 2/15/37	3,422,656
1,855,000	4.38%, 5/15/40	2,325,127
1,185,000	3.75%, 8/15/41	1,340,162
3,870,000	3.13%, 2/15/42	3,889,350
3,166,000	2.75%, 8/15/42	2,937,453
3,545,000	2.75%, 11/15/42	3,285,772

		31,851,666

U.S. Treasury Notes (20.4%)
14,902,500	0.25%, 2/28/15	14,903,662
24,162,500	0.38%, 3/15/16	24,177,602
55,805,000	0.75%, 2/28/18	55,791,941
15,860,000	1.25%, 2/29/20	15,884,773
5,180,000	2.00%, 2/15/23	5,245,558

		116,003,536

U.S. Treasury Strips (0.4%)
1,700,000	2.38%, 5/15/22(e)	1,437,950
570,000	2.48%, 8/15/22(e)	477,307

		1,915,257

US Treasury Inflation Index Notes (2.0%)
10,790,000	0.13%, 1/15/23	11,608,261

Total U.S.Treasury Obligations (Cost $160,673,488)		161,378,720

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.4%):
$ 2,336,440	Allianz Variable Insurance Products Securities Lending Collateral Trust (f)	$2,336,440

Total Securities Held as Collateral for Securities on Loan (Cost $2,336,440)		2,336,440

Unaffiliated Investment Company (9.3%):
53,241,501	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	53,241,501

Total Unaffiliated Investment Company (Cost $53,241,501)		53,241,501

Total Investment Securities (Cost $622,831,902)(g) - 110.4%		629,042,379
Net other assets (liabilities) - 10.4%		(59,529,390)

Net Assets - 100.0%		$569,512,989

Percentages indicated are based on net assets as of March 28, 2013.

ABS	Asset-Based Security
REMIC	Real Estate Mortgage Investment Conduit
TBA	Security is subject to delayed delivery.

^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $2,256,850.
(a)	Variable rate security. The rate presented represents the rate in effect at March 28, 2013. The date presented represents the final maturity date.

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.28% of the net assets of the fund.
(d)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 28, 2013.
(e)	The rate represents the effective yield at March 28, 2013.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Country	Percentage
Australia	0.9%
Brazil	0.1%
Canada	1.1%
Cayman Islands	0.4%
Chile	0.1%
Colombia	0.1%
France	0.3%
Germany	0.8%
Italy	0.4%
Japan	0.1%
Luxembourg	0.1%
Mexico	0.3%
Netherlands	0.5%
Norway	1.1%
Panama	0.3%
Russian Federation	— ^
Switzerland	0.6%
United Kingdom	1.8%
United States	91.0%

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Securities Sold Short (-1.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation - April TBA	3.00%	4/15/43	$(700,000)	$(719,004)	$(718,813)	$191
Federal National Mortgage Association - April TBA	3.00%	4/25/43	(2,900,000)	(2,990,477)	(2,991,078)	(601)
Government National Mortgage Association - April TBA	3.50%	4/20/43	(2,800,000)	(2,986,313)	(2,993,813)	(7,500)
Federal National Mortgage Association - April TBA	6.00%	4/25/43	(800,000)	(876,563)	(876,250)	313

				$(7,572,357)	$(7,579,954)	$(7,597)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	6/19/13	(266)	$(35,107,844)	$(205,431)
30-Year U.S. Treasury Bond June Futures	Short	6/19/13	(23)	(3,322,781)	(2,168)
Ultra Long Term U.S. Treasury Bond June Futures	Short	6/19/13	(37)	(5,830,969)	(58,718)
90-Day Eurodollar September Futures	Short	9/15/15	(625)	(154,572,875)	(29,524)
90-Day Eurodollar March Futures	Long	3/17/15	625	154,961,925	41,081
5-Year U.S. Treasury Note June Futures	Long	6/28/13	148	18,360,094	30,658
2-Year U.S. Treasury Note June Futures	Long	6/28/13	159	35,052,047	27

Total					$(224,075)

At March 28, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank	4/17/13	387,000	$624,771	$587,866	$36,905
European Euro	UBS Warburg	4/23/13	1,077,000	1,434,028	1,380,612	53,416

				$2,058,799	$1,968,478	$90,321

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Aerospace & Defense (1.9%):
160,050	Orbital Sciences Corp.*	$2,671,235
35,375	Triumph Group, Inc.	2,776,938

		5,448,173

Auto Components (0.8%):
104,636	Spartan Motors, Inc.	555,617
44,875	Tenneco, Inc.*	1,764,036

		2,319,653

Biotechnology (1.0%):
79,300	Alkermes plc*	1,880,202
26,375	Cubist Pharmaceuticals, Inc.*	1,234,878

		3,115,080

Building Products (0.5%):
58,500	USG Corp.*^	1,546,740

Capital Markets (0.7%):
130,125	American Capital, Ltd.*	1,899,174

Chemicals (4.2%):
71,600	Axiall Corp.	4,450,656
46,225	Cabot Corp.	1,580,895
135,050	Huntsman Corp.	2,510,580
88,575	Intrepid Potash, Inc.	1,661,667
102,200	Tronox, Ltd., Class A ^	2,024,582

		12,228,380

Commercial Banks (9.4%):
39,800	City Holding Co. ^	1,583,642
103,400	East West Bancorp, Inc.	2,654,278
208,800	F.N.B. Corp.	2,526,480
271,900	First Commonwealth Financial Corp.	2,028,374
184,800	First Niagara Financial Group, Inc.	1,637,328
134,800	FirstMerit Corp. ^	2,228,244
80,375	Hancock Holding Co.	2,485,195
42,445	Independent Bank Corp.	1,383,283
207,000	Old National Bancorp	2,846,250
371,200	Susquehanna Bancshares, Inc.	4,614,015
426,275	Synovus Financial Corp.	1,180,782
59,200	Wintrust Financial Corp.	2,192,768

		27,360,639

Commercial Services & Supplies (1.2%):
78,475	Avery Dennison Corp.	3,379,918

Communications Equipment (1.8%):
48,900	Black Box Corp.	1,066,509
154,925	Finisar Corp.*^	2,043,461
95,449	Symmetricom, Inc.*	433,338
31,700	ViaSat, Inc.*^	1,535,548

		5,078,856

Computers & Peripherals (0.3%):
684,925	Quantum Corp.*	876,704

Construction & Engineering (1.4%):
93,475	Aegion Corp.*	2,163,946
86,250	Foster Wheeler AG*	1,970,813

		4,134,759

Diversified Financial Services (0.5%):
63,525	PHH Corp.*	1,395,009

Electric Utilities (3.9%):
63,100	Cleco Corp.	2,967,593
45,525	El Paso Electric Co.	1,531,916
105,900	IDACORP, Inc.	5,111,793

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
59,000	Portland General Electric Co.	$1,789,470

		11,400,772

Electrical Equipment (2.3%):
73,625	General Cable Corp.*	2,696,884
189,725	GrafTech International, Ltd.*^	1,457,088
30,100	Regal-Beloit Corp.	2,454,956

		6,608,928

Electronic Equipment, Instruments & Components (2.0%):
30,825	Anixter International, Inc.	2,155,284
59,867	CTS Corp.	625,011
51,225	Insight Enterprises, Inc.*	1,056,260
169,000	Sanmina Corp.*	1,919,840

		5,756,395

Energy Equipment & Services (2.9%):
157,200	Basic Energy Services, Inc.*^	2,148,924
275,950	Hercules Offshore, Inc.*	2,047,549
32,625	Lufkin Industries, Inc.	2,165,974
82,200	Superior Energy Services, Inc.*	2,134,734

		8,497,181

Food & Staples Retailing (0.4%):
58,900	Spartan Stores, Inc.	1,033,695

Food Products (1.6%):
70,250	Fresh Del Monte Produce, Inc.	1,895,345
44,050	TreeHouse Foods, Inc.*	2,869,858

		4,765,203

Gas Utilities (1.1%):
76,025	Atmos Energy Corp.	3,245,507

Health Care Equipment & Supplies (1.9%):
37,025	Alere, Inc.*	945,248
46,600	Meridian Bioscience, Inc. ^	1,063,412
117,300	Merit Medical Systems, Inc.*	1,438,098
37,075	Tornier NV*	698,864
60,800	Wright Medical Group, Inc.*	1,447,648

		5,593,270

Health Care Providers & Services (1.6%):
25,550	Community Health Systems, Inc.	1,210,815
33,350	Magellan Health Services, Inc.*	1,586,460
29,275	Universal Health Services, Inc., Class B	1,869,794

		4,667,069

Hotels, Restaurants & Leisure (0.6%):
27,575	Vail Resorts, Inc.	1,718,474

Household Durables (1.4%):
143,900	La-Z-Boy, Inc.	2,715,393
166,900	Standard Pacific Corp.*	1,442,016

		4,157,409

Insurance (7.1%):
19,025	Alterra Capital Holdings, Ltd.	599,288
88,125	American Equity Investment Life Holding Co.	1,312,181
65,975	Argo Group International Holdings, Ltd.	2,730,046
395,200	CNO Financial Group, Inc.	4,525,039
55,525	First American Financial Corp.	1,419,774
60,725	Hanover Insurance Group, Inc. (The)	3,016,817
104,775	Maiden Holdings, Ltd.	1,109,567

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
139,475	National Financial Partners Corp.*	$3,128,425
23,475	Platinum Underwriters Holdings, Ltd.	1,310,140
27,700	ProAssurance Corp.	1,311,041

		20,462,318

Internet & Catalog Retail (0.8%):
71,225	HomeAway, Inc.*^	2,314,813

Internet Software & Services (0.7%):
50,775	j2 Global, Inc.	1,990,888

IT Services (1.0%):
43,625	CSG Systems International, Inc.*	924,414
151,775	SAIC, Inc. ^	2,056,551

		2,980,965

Leisure Equipment & Products (0.3%):
86,000	JAKKS Pacific, Inc. ^	902,140

Machinery (5.3%):
93,500	Altra Holdings, Inc.	2,545,070
80,350	Barnes Group, Inc.	2,324,526
110,425	Briggs & Stratton Corp. ^	2,738,539
126,300	Manitowoc Co., Inc. (The)	2,596,728
93,675	Terex Corp.*	3,224,293
96,150	Titan International, Inc. ^	2,026,842

		15,455,998

Media (1.7%):
97,725	Lions Gate Entertainment Corp.*^	2,322,923
116,950	New York Times Co. (The), Class A*	1,146,110
163,275	World Wrestling Entertainment, Inc., Class A ^	1,440,086

		4,909,119

Metals & Mining (1.8%):
56,475	Allegheny Technologies, Inc.	1,790,822
130,650	Commercial Metals Co.	2,070,802
102,450	Stillwater Mining Co.*^	1,324,679

		5,186,303

Multiline Retail (0.5%):
139,675	Body Central Corp.*	1,312,945

Oil, Gas & Consumable Fuels (3.2%):
315,500	Halcon Resources Corp.*	2,457,745
105,825	Resolute Energy Corp.*	1,218,046
317,275	SandRidge Energy, Inc.*^	1,672,039
76,025	SemGroup Corp., Class A*	3,932,013

		9,279,843

Paper & Forest Products (1.7%):
22,300	Domtar Corp.	1,730,926
114,000	KapStone Paper & Packaging Corp.	3,169,200

		4,900,126

Pharmaceuticals (1.1%):
48,150	Medicines Co. (The)*	1,609,173
53,950	ViroPharma, Inc.*	1,357,382

		2,966,555

Real Estate Investment Trusts (REITs) (11.5%):
151,725	Associated Estates Realty Corp.	2,828,154
97,300	BioMed Realty Trust, Inc.	2,101,680
465,825	CapLease, Inc.	2,967,305
95,825	First Potomac Realty Trust	1,421,085
239,925	Lexington Realty Trust	2,831,115
65,025	LTC Properties, Inc.	2,648,468

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
489,850	MFA Financial, Inc.	$4,565,401
26,800	Mid-America Apartment Communities, Inc.	1,850,808
361,150	Newcastle Investment Corp. ^	4,034,046
46,025	Potlatch Corp.	2,110,707
110,125	Starwood Property Trust, Inc.	3,057,070
61,375	Sun Communities, Inc.	3,027,629

		33,443,468

Road & Rail (0.9%):
70,850	Con-way, Inc.	2,494,629

Semiconductors & Semiconductor Equipment (5.3%):
89,200	Advanced Energy Industries, Inc.*	1,632,360
128,900	Brooks Automation, Inc.	1,312,202
118,475	Cypress Semiconductor Corp. ^	1,306,779
170,975	Fairchild Semiconductor International, Inc.*	2,417,587
168,300	Intersil Corp., Class A	1,465,893
272,650	Lattice Semiconductor Corp.*	1,485,943
491,225	RF Micro Devices, Inc.*	2,613,317
119,825	Tessera Technologies, Inc.	2,246,718
184,300	TriQuint Semiconductor, Inc.*	930,715

		15,411,514

Software (1.0%):
95,975	Take-Two Interactive Software, Inc.*	1,549,996
36,350	Verint Systems, Inc.*	1,328,593

		2,878,589

Specialty Retail (2.9%):
101,100	Aeropostale, Inc.*^	1,374,960
31,325	Genesco, Inc.*	1,882,319
169,800	Hot Topic, Inc.	2,356,824
36,725	Rent-A-Center, Inc.	1,356,622
75,100	Select Comfort Corp.*	1,484,727

		8,455,452

Textiles, Apparel & Luxury Goods (2.5%):
168,725	Crocs, Inc.*	2,500,504
115,050	Jones Group, Inc. (The)	1,463,436
56,325	True Religion Apparel, Inc.	1,470,646
86,100	Vera Bradley, Inc.*^	2,034,543

		7,469,129

Thrifts & Mortgage Finance (2.6%):
181,025	Brookline Bancorp, Inc.	1,654,569
125,800	Flushing Financial Corp.	2,131,051
103,225	Northwest Bancshares, Inc.	1,309,925
50,025	Ocwen Financial Corp.*	1,896,948
50,750	Radian Group, Inc.	543,533

		7,536,026

Tobacco (0.3%):
210,325	Alliance One International, Inc.*	818,164

Trading Companies & Distributors (1.0%):
54,100	United Rentals, Inc.*	2,973,877

Total Common Stocks (Cost $241,480,813)		280,369,849

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.8%):
$31,206,104	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$31,206,104

Total Securities Held as Collateral for Securities on Loan (Cost $31,206,104)		31,206,104

Unaffiliated Investment Company (3.7%):
10,688,417	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	10,688,417

Total Unaffiliated Investment Company (Cost $10,688,417)		10,688,417

Total Investment Securities (Cost $283,375,334)(c) - 111.1%		322,264,370
Net other assets (liabilities) - (11.1)%		(32,306,208)

Net Assets - 100.0%		$289,958,162

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $30,287,534.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	1.5%
Canada	0.7%
Cayman Islands	0.6%
Ireland (Republic of)	0.5%
Netherlands	0.2%
United States	96.5%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (56.7%):
Aerospace & Defense (0.6%):
87,790	BAE Systems plc	$526,865
13,450	Huntington Ingalls Industries, Inc.	717,289
2,800	Lockheed Martin Corp.	270,256
16,677	Raytheon Co.	980,440
16,510	Thales SA	698,843

		3,193,693

Air Freight & Logistics (0.3%):
2,960	FedEx Corp.	290,672
38,250	TNT Express NV	281,346
5,950	United Parcel Service, Inc., Class B	511,105

		1,083,123

Airlines (0.7%):
93,130	Deutsche Lufthansa AG, Registered Shares	1,819,211
457,550	International Consolidated Airlines Group SA*	1,769,100

		3,588,311

Auto Components (0.3%):
16,271	Compagnie Generale DES Establissements Michelin SCA, Class B	1,363,242

Automobiles (0.9%):
43,951	General Motors Co.*	1,222,717
243,000	Mazda Motor Corp.*	717,450
85,500	Nissan Motor Co., Ltd.	828,592
27,300	Toyota Motor Corp.	1,407,171

		4,175,930

Beverages (0.8%):
21,056	Coca-Cola Enterprises, Inc.	777,388
10,000	Diageo plc	314,838
20,961	Dr Pepper Snapple Group, Inc.	984,119
6,620	PepsiCo, Inc.	523,708
7,445	Pernod Ricard SA	928,584

		3,528,637

Biotechnology (0.5%):
20,530	Amgen, Inc.	2,104,530
197,140	Savient Pharmaceuticals, Inc.*^	157,712

		2,262,242

Building Products (0.1%):
12,128	Owens Corning, Inc.*	478,207

Capital Markets (1.2%):
13,620	Bank of New York Mellon Corp. (The)	381,224
2,000	BlackRock, Inc., Class A	513,760
54,060	Credit Suisse Group AG, Registered Shares	1,427,173
110,363	Morgan Stanley	2,425,779
61,430	UBS AG, Registered Shares	943,689

		5,691,625

Chemicals (1.2%):
22,057	Akzo Nobel NV	1,401,357
45,510	Dow Chemical Co. (The)	1,449,039
17,620	E.I. du Pont de Nemours & Co.	866,199
3,954	Linde AG	735,445
15,000	LyondellBasell Industries NV, Class A	949,350

		5,401,390

Shares		Fair Value
Common Stocks, continued
Commercial Banks (3.4%):
46,750	Barclays plc	$207,161
23,990	BNP Paribas SA	1,235,767
17,672	CIT Group, Inc.*	768,379
5,306	Commonwealth Bank of Australia	377,053
117,280	Credit Agricole SA*	969,532
51,000	DBS Group Holdings, Ltd.	659,958
90,552	HSBC Holdings plc	958,773
38,540	HSBC Holdings plc ^	410,226
8,000	ICICI Bank, Ltd., ADR	343,200
583,170	Intesa Sanpaolo SpA	859,305
37,777	KB Financial Group, Inc.	1,262,117
1,788	M&T Bank Corp.	184,450
33,422	PNC Financial Services Group, Inc.	2,222,563
16,000	SunTrust Banks, Inc.	460,960
228,771	UniCredit SpA*^	983,516
106,621	Wells Fargo & Co.	3,943,910

		15,846,870

Commercial Services & Supplies (0.2%):
7,480	Republic Services, Inc.	246,840
16,210	Waste Management, Inc.	635,594

		882,434

Communications Equipment (1.1%):
69,760	Brocade Communications Systems, Inc.*	402,515
169,359	Cisco Systems, Inc.	3,541,297
106,830	Telefonaktiebolaget LM Ericsson, B Shares	1,333,447

		5,277,259

Computers & Peripherals (1.3%):
6,109	Apple, Inc.	2,704,027
73,277	Dell, Inc.	1,050,059
113,230	Hewlett-Packard Co.	2,699,403

		6,453,489

Construction & Engineering (0.0%):
16,150	Carillion plc	67,004

Construction Materials (0.4%):
80,881	CRH plc	1,786,988

Consumer Finance (0.2%):
16,300	American Express Co.	1,099,598

Diversified Financial Services (2.3%):
116,840	Bank of America Corp.	1,423,111
1,251	Bond Street Holdings LLC, Class A*^(a)(d)	18,765
68,640	Citigroup, Inc.	3,036,634
275,568	ING Groep NV*	1,980,216
69,380	JPMorgan Chase & Co.	3,292,774
19,770	NYSE Euronext	763,913

		10,515,413

Diversified Telecommunication Services (1.1%):
35,820	AT&T, Inc.	1,314,236
4,000	CenturyLink, Inc.	140,520
12,890	China Telecom Corp., Ltd., ADR^	655,327
40,700	France Telecom SA	412,639
50,000	Frontier Communications Corp.	199,000
402,520	Singapore Telecommunications, Ltd.	1,167,429
42,208	Telefonica SA	570,458
84,310	Telstra Corp., Ltd.	396,258

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
39,471	Vivendi	$817,396

		5,673,263

Electric Utilities (1.9%):
15,930	American Electric Power Co., Inc.	774,676
21,167	Duke Energy Corp.	1,536,513
13,242	Entergy Corp.	837,424
57,219	Exelon Corp.	1,972,911
24,000	FirstEnergy Corp.	1,012,800
16,670	NextEra Energy, Inc.	1,294,926
22,920	PPL Corp.	717,625
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*(a)(d)	—
23,860	Southern Co. (The)	1,119,511

		9,266,386

Electrical Equipment (0.3%):
33,180	Alstom SA	1,353,481
101,615	Dongfang Electric Corp., Ltd., H Shares	168,697
2,210	Rockwell Automation, Inc.	190,834

		1,713,012

Electronic Equipment, Instruments & Components (0.4%):
41,590	Flextronics International, Ltd.*	281,148
35,483	TE Connectivity, Ltd.	1,487,802

		1,768,950

Energy Equipment & Services (1.9%):
70,151	Baker Hughes, Inc.	3,255,708
9,956	Ensco plc, Class A, ADR	597,360
4,200	Fugro NV	233,362
59,280	Halliburton Co.	2,395,505
29,580	Noble Corp.	1,128,477
3,000	Schlumberger, Ltd.	224,670
30,354	Transocean, Ltd.*	1,577,194
6,000	Weatherford International, Ltd.*	72,840

		9,485,116

Food & Staples Retailing (2.4%):
80,935	CVS Caremark Corp.	4,450,616
63,145	Kroger Co. (The)	2,092,625
23,540	Safeway, Inc.	620,279
238,470	Tesco plc	1,386,251
44,740	Walgreen Co.	2,133,203
8,826	Wal-Mart Stores, Inc.	660,450

		11,343,424

Food Products (0.1%):
15,110	Mondelez International, Inc., Class A	462,517

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	120,397

Health Care Equipment & Supplies (0.9%):
2,078	Boston Scientific Corp.*	16,229
76,584	Medtronic, Inc.	3,596,385
8,182	Stryker Corp.	533,794

		4,146,408

Health Care Providers & Services (0.7%):
32,466	CIGNA Corp.	2,024,905
5,440	Quest Diagnostics, Inc.	307,088
1,420	UnitedHealth Group, Inc.	81,238

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
14,170	WellPoint, Inc.	$938,479

		3,351,710

Household Durables (0.1%):
18,737	Persimmon plc	304,948

Independent Power Producers & Energy Traders (0.2%):
15,370	Dynegy, Inc.*	368,726
30,629	NRG Energy, Inc.	811,363

		1,180,089

Industrial Conglomerates (1.0%):
108,120	General Electric Co.	2,499,734
50,410	Koninklijke Philips Electronics NV	1,497,942
10,510	Siemens AG, Registered Shares	1,132,114

		5,129,790

Insurance (2.9%):
23,107	ACE, Ltd.	2,055,831
3,323	Alleghany Corp.*	1,315,642
78,086	American International Group, Inc.*	3,031,298
210,837	Aviva plc	949,807
63,383	AXA SA	1,092,505
3,604	CNO Financial Group, Inc.	41,266
38,630	MetLife, Inc.	1,468,713
5,680	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,062,590
19,114	QBE Insurance Group, Ltd.	269,699
16,200	Swiss Re AG	1,318,837
980	White Mountains Insurance Group, Ltd.	555,778
3,141	Zurich Insurance Group AG	875,046

		14,037,012

Internet Software & Services (0.2%):
1,165	Google, Inc., Class A*	925,045

Life Sciences Tools & Services (0.0%):
3,100	Lonza Group AG, Registered Shares	201,382

Machinery (0.5%):
1,650	Caterpillar, Inc.	143,501
3,788	Federal Signal Corp.*	30,834
30,966	Navistar International Corp.*^	1,070,494
16,973	Oshkosh Corp.*	721,183
7,601	Stanley Black & Decker, Inc.	615,453

		2,581,465

Marine (0.3%):
183	A.P. Moller - Maersk A/S, Class B	1,437,554

Media (3.3%):
87,292	British Sky Broadcasting Group plc	1,171,432
56,742	Comcast Corp., Special Class A	2,248,118
3,910	Comcast Corp., Class A	164,259
34,440	News Corp., Class A	1,051,109
81,764	News Corp., Class B	2,515,061
51,150	Reed Elsevier NV	876,703
153,010	Reed Elsevier plc	1,821,290
30,417	Time Warner Cable, Inc.	2,921,857
20,910	Time Warner, Inc.	1,204,834
4,015	Tribune Co.*	228,252
2,462	Tribune Co., B Shares*^	139,965
11,320	Viacom, Inc., Class B	696,972
7,300	Walt Disney Co. (The)	414,640

		15,454,492

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.5%):
3,000	AngloGold Ashanti, Ltd., ADR	$70,650
27,100	Barrick Gold Corp.	796,740
25,040	BHP Billiton plc	726,887
35,260	Freeport-McMoRan Copper & Gold, Inc.	1,167,106
16,413	Goldcorp, Inc.	551,969
28,970	Newmont Mining Corp.	1,213,553
3,304	POSCO	973,561
10,700	Rio Tinto plc, Registered Shares, ADR^	503,756
35,284	ThyssenKrupp AG*	718,014

		6,722,236

Multiline Retail (0.6%):
20,790	Kohl’s Corp.	959,043
123,530	Marks & Spencer Group plc	732,127
14,770	Target Corp.	1,011,006

		2,702,176

Multi-Utilities (1.1%):
17,270	Dominion Resources, Inc.	1,004,769
30,900	GDF Suez	595,503
30,820	PG&E Corp.	1,372,414
22,060	Public Service Enterprise Group, Inc.	757,540
11,070	Sempra Energy	884,936
3,650	TECO Energy, Inc.	65,043
27,390	Xcel Energy, Inc.	813,483

		5,493,688

Office Electronics (0.4%):
41,100	Konica Minolta Holdings, Inc.	301,058
162,473	Xerox Corp.	1,397,268

		1,698,326

Oil, Gas & Consumable Fuels (6.1%):
15,000	Alpha Natural Resources, Inc.*	123,150
4,470	Anadarko Petroleum Corp.	390,902
23,480	Apache Corp.	1,811,716
18,468	BG Group plc	316,985
18,160	BP plc, ADR	769,076
280,001	BP plc	1,966,045
39,300	Canadian Oil Sands, Ltd. ^	810,301
80,920	Chesapeake Energy Corp. ^	1,651,577
15,440	Chevron Corp.	1,834,580
41,460	CONSOL Energy, Inc.	1,395,129
5,000	Devon Energy Corp.	282,100
40,858	Eni SpA	917,357
10,000	Exxon Mobil Corp.	901,100
69,850	Galp Energia SGPS SA, B Shares	1,094,916
65,566	Marathon Oil Corp.	2,210,885
14,750	Murphy Oil Corp.	940,018
59,740	OAO Gazprom, GDR	507,790
12,010	Peabody Energy Corp.	254,012
67,470	Petroleo Brasileiro SA, ADR	1,224,581
27,660	Plains Exploration & Production Co.*	1,313,020
360	Royal Dutch Shell plc, A Shares	11,689
28,988	Royal Dutch Shell plc, B Shares	964,457
24,240	Royal Dutch Shell plc, ADR	1,579,478
58,507	Royal Dutch Shell plc, A Shares*(a)(c)	—
60,737	Royal Dutch Shell plc, A Shares	1,970,516
17,300	Spectra Energy Corp.	531,975

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
138,200	Talisman Energy, Inc.	$1,690,079
26,130	Total SA	1,248,783
5,600	Total SA, ADR	268,688
11,538	WPX Energy, Inc.*	184,839

		29,165,744

Paper & Forest Products (0.6%):
5,034	Domtar Corp.	390,739
34,612	International Paper Co.	1,612,227
27,259	MeadWestvaco Corp.	989,502

		2,992,468

Personal Products (0.2%):
52,830	Avon Products, Inc.	1,095,166

Pharmaceuticals (5.5%):
74,301	Elan Corp. plc, ADR	876,752
9,303	Eli Lilly & Co.	528,317
14,350	Forest Laboratories, Inc.*	545,874
51,860	GlaxoSmithKline plc	1,213,671
15,587	Hospira, Inc.*	511,721
15,000	Johnson & Johnson Co.	1,222,950
175,364	Merck & Co., Inc.	7,756,349
8,050	Merck KGaA	1,214,714
158,622	Pfizer, Inc.	4,577,831
14,550	Roche Holding AG	3,398,108
15,720	Sanofi-Aventis SA	1,602,875
15,000	Sanofi-Aventis SA, ADR	766,200
24,100	Teva Pharmaceutical Industries, Ltd., ADR	956,288

		25,171,650

Professional Services (0.3%):
24,750	Hays plc	36,396
38,525	Randstad Holding NV	1,578,618

		1,615,014

Real Estate Investment Trusts (REITs) (0.0%):
376	Alexander’s, Inc.	123,963
28,600	Westfield Retail Trust	90,075

		214,038

Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc*(a)(d)	54,050
22,000	Cheung Kong Holdings, Ltd.	325,284
3,700	Forestar Group, Inc.*	80,882
1,946	Realogy Holdings Corp. (a)(d)	90,290
933	Realogy Holdings Corp.*(b)	45,568
8,240	Swire Pacific, Ltd., Class A	105,095
5,768	Swire Properties, Ltd.	20,539

		721,708

Semiconductors & Semiconductor Equipment (0.8%):
71,480	Intel Corp.	1,561,838
1,053	Samsung Electronics Co., Ltd.	1,434,577
205,000	Taiwan Semiconductor Manufacturing Co., Ltd.	684,937
10,240	Texas Instruments, Inc.	363,315

		4,044,667

Software (2.3%):
239,502	Microsoft Corp.	6,852,152
7,017	Nintendo Co., Ltd. ^	759,470
25,570	Oracle Corp.	826,934
12,060	SAP AG	966,374
57,292	Symantec Corp.*	1,413,967

		10,818,897

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (0.3%):
4,890	Home Depot, Inc. (The)	$341,224
235,580	Kingfisher plc	1,032,413

		1,373,637

Textiles, Apparel & Luxury Goods (0.0%):
394	Compagnie Financiere Richemont SA, Bearer Shares, Class A ^	30,982

Tobacco (1.6%):
39,268	Altria Group, Inc.	1,350,426
47,775	British American Tobacco plc	2,557,584
52,218	Imperial Tobacco Group plc	1,828,015
31,290	Lorillard, Inc.	1,262,552
9,387	Philip Morris International, Inc.	870,269

		7,868,846

Trading Companies & Distributors (0.0%):
15,900	ITOCHU Corp.	195,069

Wireless Telecommunication Services (1.6%):
38,500	China Mobile, Ltd.	407,898
235,140	Sprint Nextel Corp.*	1,460,219
70,000	Turkcell Iletisim Hizmetleri AS, ADR*	1,164,800
1,637,599	Vodafone Group plc	4,647,323

		7,680,240

Total Common Stocks (Cost $236,737,869)		270,882,967

Preferred Stocks (0.2%):
Commercial Banks (0.2%):
25,000	Credit Suisse, NY	331,750
6,800	GMAC Capital Trust I, Series 2, Preferred Shares	184,960
5,000	JPMorgan Chase & Co. (b)	220,600

		737,310

Metals & Mining (0.0%):
10,480	Vale SA, Preferred Shares, ADR	173,234

Total Preferred Stocks (Cost $983,697)		910,544

Convertible Preferred Stocks (0.5%):
Automobiles (0.1%):
6,000	General Motors Co., Series B ^	257,640

Commercial Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A	149,495

Diversified Financial Services (0.3%):
800	Bank of America Corp., Series L	974,527

Insurance (0.0%):
4,200	MetLife, Inc.	207,480

Metals & Mining (0.0%):
7,000	AngloGold Ashanti Holdings plc	199,360

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A (b)	102,188
3,500	SandRidge Energy, Inc.	312,375

		414,563

Shares or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A	$62,266

Total Convertible Preferred Stocks (Cost $2,111,882)		2,265,331

Private Placements (0.0%):
Media (0.0%):
154,000	Cengage Learning Acquisitions, Inc. (b)	118,272
5,213	Tribune Co.*(a)(b)(c)	—

		118,272

Total Private Placements (Cost $119,082)		118,272

Convertible Bonds (0.6%):
Automobiles (0.4%):
1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15(b)	1,960,492

Construction Materials (0.2%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	602,306
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	406,125

		1,008,431

Total Convertible Bonds (Cost $2,676,386)		2,968,923

Floating Rate Loans (1.0%):
Automobiles (0.1%):
689,500	Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17(b)(e)	701,566

Electric Utilities (0.2%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, 4.73%, 10/10/17(b)(e)	1,138,051

Independent Power Producers & Energy Traders (0.2%):
301,978	Dynegy Midwest Generation LLC, Term Loan B, 9.25%, 8/4/16(b)(e)	314,057
494,508	Dynegy Power LLC, Term Loan, 9.25%, 8/4/16(b)(e)	514,288

		828,345

Machinery (0.1%):
698,250	Navistar International Corp., 7.00%, 8/17/17(b)(e)	705,058

Media (0.4%):
41,672	Clear Channel Communications, Inc., Tranche C, 3.86%, 1/19/16(b)(e)	36,299
226,000	Clear Channel Communications, Inc., 1/29/16(b)(e)	200,180
308,957	Clear Channel Communications, Inc., Delayed Draw Term, 3.86%, 1/29/16(b)(e)	273,658

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Floating Rate Loans, continued
Media, continued
$1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18(b)(e)	$1,029,171

		1,539,308

Total Floating Rate Loans (Cost $5,013,130)		4,912,328

Corporate Bonds (8.5%):
Airlines (0.2%):
15,531	American Airlines Pass-Through Trust, Series 2009-1A, 10.38%, 1/2/21(f)	16,230
65,809	American Airlines Pass-Through Trust, Series A, 8.63%, 4/15/23(f)	68,442
703,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 5/6/13 @ 105.62(d)(f)	806,692
5,754	American Airlines, Inc., Series 2009-2, 13.00%, 8/1/16(f)	5,998

		897,362

Auto Components (0.4%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	110,625
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,650,000

		1,760,625

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	219,250
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13^	446,500

		665,750

Beverages (0.0%):
250,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13(b)	210,625

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	523,125

Commercial Banks (0.1%):
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(e)	287,207

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(b)	555,625

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25^(b)	522,500

Food & Staples Retailing (0.2%):
100,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88	115,750

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(b)	$327,750
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(b)	168,648
135,000	SuperValu, Inc., 8.00%, 5/1/16	140,400
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 6/30/14 @ 106.38(b)	212,250

		964,798

Food Products (0.1%):
368,000	Del Monte Corp., 7.63%, 2/15/19, Callable 2/15/14 @ 103.81	381,800

Health Care Providers & Services (0.5%):
399,000	HCA, Inc., 6.50%, 2/15/16	436,905
800,000	HCA, Inc., 7.50%, 2/15/22	920,000
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	563,750
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	53,188
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	321,000

		2,294,843

Hotels, Restaurants & Leisure (0.5%):
500,000	Caesars Operating Escrow LLC, 9.00%, 2/15/20, Callable 2/15/16 @ 104.5^(b)	503,125
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	107,375
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	565,000
500,000	Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03(b)	538,750
500,000	MGM Resorts International, 10.00%, 11/1/16	596,250
200,000	MGM Resorts International, 6.75%, 10/1/20(b)	212,000

		2,522,500

Household Products (0.4%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	330,750
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	219,250
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	509,375

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products, continued
$ 600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13	$618,000

		1,677,375

Independent Power Producers & Energy Traders (0.5%):
180,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(b)	197,100
224,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(b)	245,840
450,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(b)	499,500
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(a)(d)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(a)(d)	—
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(a)(d)	—
95,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.75%, 3/1/22, Callable 3/1/17 @ 105.88(b)	109,250
245,000	Genon Energy, Inc., 7.63%, 6/15/14	260,925
115,000	RRI Energy, Inc., 7.88%, 6/15/17	128,225
195,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 5/6/13 @ 102.56	19,013
1,381,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(b)	1,032,297

		2,492,150

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	210,000

Machinery (0.2%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(b)	272,453
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13^	407,500
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	109,625

		789,578

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	378,625
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	112,125
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	1,077,499
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	528,750
1,009,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5(b)	969,901

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 800,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	$747,000
700,000	CSC Holdings LLC, 6.75%, 11/15/21	784,875
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.5	182,500

		4,781,275

Metals & Mining (0.2%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	545,000
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105	492,500

		1,037,500

Multi-Utilities (0.0%):
41,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.00%, 10/1/21, Callable 5/15/16 @ 105.5	45,459

Office Electronics (0.0%):
200,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 5/6/13 @ 106.27	214,750

Oil, Gas & Consumable Fuels (1.9%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	108,500
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	325,125
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5	225,625
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63^	673,125
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	523,750
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17^	380,363
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 103.75	214,500
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	227,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23	1,723,374
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	565,000
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	577,500
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	378,500
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88(b)	552,500
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	110,250

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 100,000	Peabody Energy Corp., 6.25%, 11/15/21	$104,000
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88(b)	956,250
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(b)	68,430
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	538,750
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	435,000

		8,687,542

Pharmaceuticals (0.0%):
100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	110,000

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19	111,500

Semiconductors & Semiconductor Equipment (0.3%):
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(b)	297,423
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^	539,325
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	544,800

		1,381,548

Software (0.5%):
1,047,000	First Data Corp., 11.25%, 3/31/16, Callable 5/6/13 @ 102.81	1,052,235
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(b)	404,560
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	650,250
105,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 4/25/13 @ 102.47	108,150
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(b)	149,108
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	226,750

		2,591,053

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(b)	451,000

Thrifts & Mortgage Finance (0.2%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(b)	940,500

Trading Companies & Distributors (0.1%):
500,000	HD Supply, Inc., 8.13%, 4/15/19, Callable 4/15/15 @ 106.09	565,000

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.6%):
$ 500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	$498,750
100,000	Frontier Communications Corp., 8.50%, 4/15/20	113,250
700,000	Sprint Nextel Corp., 9.13%, 3/1/17	827,750
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(b)	618,125
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	700,000

		2,757,875

Total Corporate Bonds (Cost $37,435,972)		40,430,865

Foreign Bonds (17.9%):
Chemicals (0.1%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31+(b)	118,904
450,000	Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.5+(b)	646,095

		764,999

Commercial Banks (0.2%):
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(b)	421,769
2,990,000	Export-Import Bank of Korea (The), 1.45%, 5/19/14+(b)	458,901

		880,670

Sovereign Bonds (17.6%):
200,000	Bank Negara Monetary Notes, Series 3912, 2.86%, 5/2/13+	64,440
240,000	Bank Negara Monetary Notes, Series 8712, 2.94%, 5/14/13+	77,252
2,300,000	Bank Negara Monetary Notes, Series 4512, 2.90%, 5/23/13+	739,789
270,000	Bank Negara Monetary Notes, Series 9012, 2.96%, 5/28/13+	86,810
220,000	Bank Negara Monetary Notes, Series 9212, 2.92%, 6/4/13+	70,693
930,000	Bank Negara Monetary Notes, Series 5012, 2.83%, 6/11/13+	298,671
1,550,000	Bank Negara Monetary Notes, Series 5112, 2.89%, 6/18/13+	497,662
1,260,000	Bank Negara Monetary Notes, Series 5212, 2.90%, 6/20/13+	404,355
110,000	Bank Negara Monetary Notes, Series 9712, 2.92%, 6/27/13+	35,281
90,000	Bank Negara Monetary Notes, Series 9812, 2.92%, 7/4/13+	28,850
340,000	Bank Negara Monetary Notes, Series 5712, 2.84%, 7/11/13+	108,927
80,000	Bank Negara Monetary Notes, Series 102, 2.92%, 7/18/13+	25,615
340,000	Bank Negara Monetary Notes, Series 5912, 2.83%, 7/25/13+	108,804
860,000	Bank Negara Monetary Notes, Series 6612, 2.83%, 8/6/13+	276,212
1,065,000	Bank Negara Monetary Notes, Series 7012, 2.83%, 8/15/13+	340,236

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 460,000	Bank Negara Monetary Notes, Series 7112, 2.83%, 8/27/13+	$146,862
70,000	Bank Negara Monetary Notes, Series 7512, 2.91%, 9/5/13+	22,325
10,000	Bank Negara Monetary Notes, Series 7812, 2.86%, 9/17/13+	3,186
245,000	Bank Negara Monetary Notes, Series 8112, 2.87%, 9/26/13+	78,007
15,000	Bank Negara Monetary Notes, Seires 1113, 2.94%, 10/8/13+	4,771
210,000	Bank Negara Monetary Notes, Series 8612, 2.86%, 10/10/13+	66,812
420,000	Bank Negara Monetary Notes, Series 9112, 2.86%, 10/31/13+	133,354
240,000	Bank Negara Monetary Notes, Series 9512, 2.87%, 11/19/13+	76,091
520,000	Bank Negara Monetary Notes, Series 9912, 2.87%, 12/12/13+	164,534
290,000	Bank Negara Monetary Notes, Series 0213, 2.86%, 1/9/14+	91,518
320,000	Bank Negara Monetary Notes, Series 0413, 2.84%, 1/16/14+	100,970
120,000	Bank Negara Monetary Notes, Series 0613, 2.81%, 2/6/14+	37,819
1,725,000	Bank Negara Monetary Notes, Series 0713, 2.81%, 2/18/14+	543,133
1,465,000	Bank Negara Monetary Notes, Series 0813, 2.82%, 2/20/14+	461,197
1,375,000	Bank Negara Monetary Notes, Series 0913, 2.84%, 2/25/14+	432,695
105,000	Bank Negara Monetary Notes, Series 1213, 2.87%, 3/13/14+	33,001
100,000	Bank Negara Monetary Notes, Series 1313, 2.82%, 3/20/14+	31,411
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/13+(g)	28,847
365,000	Brazil Nota do Tesouro Nacional, Series NTNB , 5/15/15+(g)	444,688
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, -1.19%, 1/1/17+(g)	621,329
140,000	Brazil Nota do Tesouro Nacional, Series NTNB , 5/15/45+(g)	205,334
215,000	Canadian Government, 2.50%, 9/1/13+	212,972
1,153,000	Canadian Government, 1.00%, 2/1/14+	1,135,085
251,000	Canadian Government, 2.00%, 3/1/14+	249,337
206,000	Canadian Government, 2.25%, 8/1/14+	206,156
678,000	Canadian Government, 1.00%, 11/1/14+	667,619
609,000	Canadian Government, 2.00%, 12/1/14+	609,546
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,646,680
136,000	Canadian Treasury Bill, 0.98%, 8/15/13+	133,403

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13+	$30,369
17,300,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14+	73,407
52,720,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	228,223
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	34,770
13,920,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	62,380
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	53,396
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	49,511
53,560,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	237,566
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	47,948
5,240,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	24,034
7,000,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	30,796
4,300,000	Hungary Treasury Bill, Series 12M, 6.35%, 5/29/13+	17,988
3,700,000	Hungary Treasury Bill, Series 12M, 6.77%, 7/24/13+	15,367
19,100,000	Hungary Treasury Bill, Series 12M, 6.30%, 9/18/13+	78,761
5,330,000	Hungary Treasury Bill, Series 1Y, 5.16%, 1/8/14+	21,647
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	357,541
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	808,136
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	439,351
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	458,938
934,700	Ireland Treasury Bill, 5.50%, 10/18/17+	1,325,418
246,000	Irish Government, 4.50%, 10/18/18+	336,695
597,000	Irish Government, 4.40%, 6/18/19+	801,372
1,175,000	Irish Government, 5.90%, 10/18/19+	1,700,695
552,000	Irish Government, 4.50%, 4/18/20+	739,113
1,821,000	Irish Government, 5.00%, 10/18/20+	2,506,734
958,580	Irish Government, 5.40%, 3/13/25+	1,328,136
800,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13+	220,113
4,727,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13+	1,334,797
9,070,000	Kommuninvest I Sverige AB, Series 1405, 2.25%, 5/5/14+	1,406,891
32,080,000	Korea Monetary Stab Bond, Series 1304, 3.83%, 4/2/13+	28,841
321,000,000	Korea Monetary Stab Bond, Series 1305, 3.38%, 5/9/13+	288,839
51,330,000	Korea Monetary Stab Bond, Series 1306, 3.76%, 6/2/13+	46,240

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 219,960,000	Korea Monetary Stab Bond, Series 1305, 3.28%, 6/9/13+	$198,020
31,270,000	Korea Monetary Stab Bond, Series 0611, 2.59%, 6/11/13+	27,965
2,546,240,000	Korea Monetary Stab Bond, Series 1308, 3.90%, 8/2/13+	2,299,482
89,820,000	Korea Monetary Stab Bond, Series 1310, 3.59%, 10/2/13+	81,176
153,970,000	Korea Monetary Stab Bond, Series 1312, 3.48%, 12/2/13+	139,299
211,700,000	Korea Monetary Stab Bond, Series 1402, 3.47%, 2/2/14+	191,798
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14+	282,674
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14+	334,563
258,700,000	Korea Monetary Stab Bond, Series 1408, 2.82%, 8/2/14+	233,483
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	1,878,320
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	694,322
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	915,005
4,318,710,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13+	3,891,478
4,230,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	3,815,951
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	315,934
305,090,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	276,419
10,000	Malaysia Treasury Bill, Series 364, 2.86%, 5/3/13+	3,223
100,000	Malaysia Treasury Bill, Series 364, 2.83%, 5/31/13+	32,150
50,000	Malaysia Treasury Bill, Series 364, 2.89%, 12/27/13+	15,801
700,000	Malaysian Government, Series 0507, 3.70%, 5/15/13+	226,350
2,090,000	Malaysian Government, Series 0509, 3.21%, 5/31/13+	675,433
1,240,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	401,185
10,000	Malaysian Government, Series 4/98, 8.00%, 10/30/13+	3,323
2,220,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	732,870
4,335,000	Malaysian Government, Series 0211, 3.43%, 8/15/14+	1,407,926
785,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	256,906
530,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	174,336
15,400,000	Mexican Cetes, Series BI , 9/19/13+(h)	122,306
23,342,000	Mexican Cetes, Series BI , 1/9/14+(h)	183,074

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 700,518	Mexican Udibonos, 4.50%, 12/18/14+(e)(h)	$60,221
1,787,086	Mexican Udibonos, 5.00%, 6/16/16+(e)(h)	162,719
1,520,504	Mexican Udibonos, 3.50%, 12/14/17+(e)(h)	136,979
918,226	Mexican Udibonos, 4.00%, 6/13/19+(e)(h)	87,477
740,505	Mexican Udibonos, 2.50%, 12/10/20+(e)(h)	65,950
6,730,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13+(e)(h)	550,671
20,009,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(e)(h)	1,664,454
3,690,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(e)(h)	308,996
11,130,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(e)(h)	980,704
3,650,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(e)(h)	306,344
8,434,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(e)(h)	745,525
1,334,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(e)(h)	113,729
1,620,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	1,699,994
10,405,000	Norwegian Treasury Bill, Series 20, 1.51%, 9/18/13+	1,768,501
2,230,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14+	57,147
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	83,422
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	54,339
1,730,000	Philippine Treasury Bill, 0.30%, 4/3/13+	42,400
200,000	Philippine Treasury Bill, 2.07%, 4/17/13+	4,900
120,000	Philippine Treasury Bill, 1.31%, 5/2/13+	2,940
570,000	Philippine Treasury Bill, 1.14%, 5/15/13+	13,960
500,000	Philippine Treasury Bill, 0.24%, 7/10/13+	12,239
1,580,000	Philippine Treasury Bill, 1.37%, 7/24/13+	38,622
1,990,000	Philippine Treasury Bill, 1.69%, 8/22/13+	48,663
6,740,000	Philippine Treasury Bill, 0.97%, 9/4/13+	164,523
3,220,000	Philippine Treasury Bill, 1.08%, 10/2/13+	78,522
60,000	Philippine Treasury Bill, 0.76%, 10/31/13+	1,462
1,680,000	Philippine Treasury Bill, 0.54%, 11/13/13+	40,902
1,380,000	Philippine Treasury Bill, 0.61%, 1/8/14+	33,516

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 2,360,000	Philippine Treasury Bill, 0.52%, 2/5/14+	$57,241
4,740,000	Philippine Treasury Bill, 0.46%, 3/5/14+	114,803
2,450,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	753,806
2,289,000	Poland Government Bond, Series 0713, 2.81%, 7/25/13+	697,304
6,765,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	2,101,805
1,850,000	Poland Government Bond, Series 0114, 4.36%, 1/25/14+	554,642
10,020,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	3,162,840
940,000	Poland Government Bond, Series 0714, 4.08%, 7/25/14+	277,715
600,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	192,813
1,545,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	509,887
3,343,000	Poland Government Bond, Series 0117, 3.98%, 1/25/17+(e)	1,029,793
3,391,000	Poland Government Bond, Series 0121, 3.98%, 1/25/21+(e)	1,032,592
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	820,869
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13+	1,700,073
180,000	Republic of Hungary, 4.38%, 7/4/17+	223,071
260,000	Republic of Hungary, 5.75%, 6/11/18+	334,464
70,000	Republic of Hungary, 6.00%, 1/11/19+	90,545
680,000	Singapore Government, 1.63%, 4/1/13+	548,387
3,300,000	Singapore Government, 0.25%, 2/1/14+	2,661,783
200,000	Singapore Government, 3.63%, 7/1/14+	168,194
480,000	Singapore Treasury Bill, Series 182, 0.27%, 4/18/13+	387,057
230,000	Singapore Treasury Bill, Series 91, 0.23%, 4/25/13+	185,455
257,000	Singapore Treasury Bill, Series 91, 0.23%, 5/2/13+	207,216
190,000	Singapore Treasury Bill, Series 365, 0.24%, 5/2/13+	153,195
190,000	Singapore Treasury Bill, Series 91, 0.26%, 5/16/13+	153,180
425,000	Singapore Treasury Bill, Series 182, 0.26%, 7/25/13+	342,447
140,000	Singapore Treasury Bill, Series 365, 0.29%, 11/1/13+	112,718
14,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13+	2,289,325
32,740,000	Swedish Government Bond, Series 1041, 6.75%, 5/5/14+	5,340,287
2,670,000	Swedish Treasury Bill, 0.86%, 6/19/13+	408,972

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$6,355,000	Swedish Treasury Bill, 0.86%, 9/18/13+	$971,298
100,000	Ukraine Government, 4.95%, 10/13/15+(b)	126,440
385,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13+	404,711

		84,141,813

Total Foreign Bonds (Cost $83,961,541)		85,787,482

Yankee Dollars (3.1%):
Chemicals (0.1%):
300,000	Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(b)	331,875

Construction & Engineering (0.2%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17^(b)	390,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.5(b)	310,100

		700,100

Energy Equipment & Services (0.1%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	525,000
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25(b)	117,660

		642,660

Metals & Mining (0.3%):
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16^(b)	525,625
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13^(b)	269,688
400,000	Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38(b)	444,000

		1,239,313

Oil, Gas & Consumable Fuels (0.2%):
226,000	Offshore Group Investment, Ltd., 11.50%, 8/1/15, Callable 4/29/13 @ 108.62	246,340
200,000	Offshore Group Investment, Ltd., 7.50%, 11/1/19, Callable 11/1/15 @ 105.62(b)	212,000
500,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25^(b)	390,000

		848,340

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25(b)	536,250

Road & Rail (0.1%):
275,000	CEVA Group plc, 8.38%, 12/1/17, Callable 12/1/13 @ 106.28(b)	283,250
100,000	CEVA Group plc, 11.50%, 4/1/18, Callable 4/1/14 @ 105.75(d)	91,500

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Road & Rail, continued
$500,000	CEVA Group plc, 12.75%, 3/31/20, Callable 3/31/15 @ 109.57(d)	$401,250

		776,000

Sovereign Bonds (2.0%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(b)	190,836
430,000	Republic of Hungary, 4.13%, 2/19/18	410,650
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,099,886
542,000	Republic of Hungary, 6.38%, 3/29/21	558,260
800,000	Republic of Hungary, 5.38%, 2/21/23	753,000
240,000	Republic of Iceland, 5.88%, 5/11/22(b)	275,163
230,000	Republic of Lithuania, 7.38%, 2/11/20(b)	289,225
100,000	Republic of Lithuania, 7.38%, 2/11/20(b)	125,750
150,000	Republic of Lithuania, 6.13%, 3/9/21(b)	177,750
200,000	Republic of Serbia, 5.25%, 11/21/17(b)	206,000
300,000	Republic of Serbia, 4.88%, 2/25/20(b)	296,550
320,000	Republic of Serbia, 7.25%, 9/28/21(b)	354,400
460,000	Republic of Slovenia, 5.50%, 10/26/22(b)	440,450
573,500	Russia Foreign Bond, 7.50%, 3/31/30(b)	710,423
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20(b)	116,500
100,000	Ukraine Government, 7.65%, 6/11/13(b)	100,490
600,000	Ukraine Government, 7.95%, 6/4/14(b)	613,212
200,000	Ukraine Government, 6.25%, 6/17/16(b)	195,780
100,000	Ukraine Government, 6.58%, 11/21/16(b)	98,250
360,000	Ukraine Government, 9.25%, 7/24/17(b)	389,736
620,000	Ukraine Government, 7.75%, 9/23/20(b)	644,180
1,430,000	Ukraine Government, 7.95%, 2/23/21(b)	1,487,200

		9,533,691

Wireless Telecommunication Services (0.0%):
100,000	Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88(b)	106,000

Total Yankee Dollars (Cost $13,993,656)		14,714,229

U.S.Treasury Obligations (2.0%):
U.S. Treasury Bills (2.0%)
1,000,000	0.14%, 4/11/13	999,992
600,000	0.15%, 5/2/13	599,974
2,000,000	0.10%, 7/18/13	1,999,550
2,000,000	0.10%, 8/8/13	1,999,374
1,000,000	0.13%, 8/29/13	999,615

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations (continued)
$1,000,000	0.11%, 9/5/13	$999,597
1,000,000	0.11%, 9/12/13	999,556
1,000,000	0.10%, 9/26/13	999,469

		9,597,127

Total U.S. Treasury Obligations (Cost $9,596,508)		9,597,127

Securities Held as Collateral for Securities on Loan (1.9%):
$9,203,707	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	9,203,707

Total Securities Held as Collateral for Securities on Loan (Cost $9,203,707)		9,203,707

Unaffiliated Investment Company (9.8%):
46,982,745	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	46,982,745

Total Unaffiliated Investment Company (Cost $46,982,745)		46,982,745

Total Investment Securities (Cost $448,816,175)(k) - 102.2%		488,774,520
Net other assets (liabilities) - (2.2)%		(10,332,874)

Net Assets - 100.0%		$478,441,646

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PIK	Payment-in Kind

*	Non-income producing security.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $8,819,255.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Security issued in connection with a pending litigation settlement.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.50% of the net assets of the fund.
(e)	Variable rate security. The rate presented represents the rate in effect at March 28, 2013. The date presented represents the final maturity date.
(f)	Defaulted bond.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(j)	The rate represents the effective yield at March 28, 2013.
(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Australia	1.3%
Bermuda	0.1%
Brazil	0.7%
Canada	1.9%
Cayman Islands	0.1%
China	0.2%
Denmark	0.3%
France	2.8%
Germany	1.7%
Hong Kong	0.2%
Hungary	0.9%
Iceland	0.1%
India	0.1%
Indonesia	0.4%
Ireland (Republic of)	2.4%
Isle of Man	— ^
Israel	0.5%
Italy	0.6%
Japan	0.9%
Lithuania	0.1%
Luxembourg	— ^
Malaysia	1.9%
Mexico	1.4%
Netherlands	2.2%
Norway	0.4%
Philippines	0.2%
Poland	2.1%
Portugal	0.2%
Republic of Korea (South)	4.3%
Russian Federation	0.2%
Serbia (Republic of)	0.2%
Singapore	1.4%
Slovenia	0.1%
South Africa	— ^
Spain	0.6%
Sweden	2.5%
Switzerland	3.0%
Taiwan	0.1%
Turkey	0.2%
Ukraine	0.7%
United Kingdom	6.3%
United States	56.7%
Vietnam	— ^

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

At March 28, 2013, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Bank of America	8/19/13	1,918,377	2,973,484	2,912,430	61,054
British Pound	Credit Suisse First Boston	8/19/13	3,804,134	5,888,799	5,775,337	113,462
British Pound	Barclays Bank	8/19/13	143,796	219,211	218,307	904
British Pound	Deutsche Bank	8/19/13	19,148	29,214	29,070	144
British Pound	Bank of America	8/19/13	23,301	34,986	35,375	(389)
British Pound	Bank of America	8/19/13	48,983	73,781	74,365	(584)
British Pound	Credit Suisse First Boston	8/19/13	26,169	39,475	39,729	(254)
British Pound	HSBC	8/19/13	12,246	18,479	18,592	(113)
British Pound	HSBC	8/19/13	20,576	30,974	31,238	(264)
British Pound	Bank of America	8/19/13	19,661	29,350	29,849	(499)
British Pound	Bank of America	8/19/13	31,771	47,356	48,234	(878)
British Pound	Credit Suisse First Boston	8/19/13	42,361	63,146	64,311	(1,165)
British Pound	Barclays Bank	8/19/13	21,181	31,588	32,156	(568)
British Pound	HSBC	8/19/13	42,361	63,151	64,311	(1,160)
British Pound	Deutsche Bank	8/19/13	9,890	14,734	15,015	(281)
British Pound	Credit Suisse First Boston	8/19/13	9,890	14,726	15,015	(289)
British Pound	Credit Suisse First Boston	8/19/13	16,302	24,515	24,749	(234)
British Pound	Bank of America	8/19/13	16,302	24,554	24,749	(195)
British Pound	Credit Suisse First Boston	8/19/13	41,409	62,625	62,867	(242)
British Pound	Barclays Bank	8/19/13	12,095	18,278	18,362	(84)
British Pound	Bank of America	8/19/13	33,484	50,703	50,835	(132)
British Pound	HSBC	8/19/13	39,184	59,675	59,488	187
British Pound	Deutsche Bank	8/19/13	128,600	195,344	195,237	107
European Euro	Bank of America	5/17/13	1,002,482	1,338,434	1,285,316	53,118
European Euro	Barclays Bank	7/17/13	1,862,370	2,486,907	2,389,017	97,890
European Euro	Credit Suisse First Boston	5/17/13	1,002,482	1,338,038	1,285,316	52,722
European Euro	Credit Suisse First Boston	7/17/13	4,188	5,608	5,372	235
European Euro	Credit Suisse First Boston	7/17/13	83,404	111,125	106,990	4,135
European Euro	Credit Suisse First Boston	7/17/13	6,849	9,294	8,786	508
European Euro	Credit Suisse First Boston	7/17/13	42,896	58,394	55,026	3,368
European Euro	Credit Suisse First Boston	7/17/13	40,000	52,281	51,311	970
European Euro	Deutsche Bank	4/2/13	4,440	5,898	5,691	207
European Euro	Deutsche Bank	4/2/13	6,220	8,319	7,972	346
European Euro	Deutsche Bank	4/4/13	73,000	97,503	93,568	3,935
European Euro	Deutsche Bank	4/4/13	109,000	145,587	139,712	5,875
European Euro	Barclays Bank	4/5/13	17,912	23,908	22,959	949
European Euro	HSBC	4/10/13	73,000	96,170	93,572	2,598
European Euro	UBS Warburg	4/11/13	37,000	48,510	47,427	1,083
European Euro	Deutsche Bank	4/11/13	61,000	80,011	78,191	1,820
European Euro	Deutsche Bank	4/11/13	16,961	22,247	21,741	506
European Euro	JPMorgan Chase	4/12/13	99,000	129,982	126,900	3,082
European Euro	Deutsche Bank	4/15/13	370,000	487,993	474,282	13,711
European Euro	HSBC	4/16/13	60,000	79,382	76,911	2,470
European Euro	HSBC	4/16/13	18,849	24,938	24,162	776
European Euro	Barclays Bank	4/19/13	16,935	22,273	21,709	564
European Euro	Deutsche Bank	4/23/13	319,000	420,921	408,928	11,993
European Euro	JPMorgan Chase	4/23/13	5,188	6,866	6,651	215
European Euro	Barclays Bank	4/30/13	11,783	15,651	15,105	546
European Euro	Morgan Stanley	5/7/13	112,000	147,844	143,588	4,256
European Euro	Citibank	5/7/13	52,570	69,494	67,397	2,097
European Euro	Credit Suisse First Boston	5/7/13	153,000	202,014	196,151	5,862
European Euro	Barclays Bank	5/7/13	112,000	148,047	143,588	4,459
European Euro	Deutsche Bank	5/8/13	181,000	238,562	232,050	6,512
European Euro	UBS Warburg	5/10/13	56,000	73,093	71,796	1,297
European Euro	Deutsche Bank	5/10/13	112,000	146,177	143,591	2,586
European Euro	Citibank	5/13/13	136,787	178,244	175,374	2,870
European Euro	Barclays Bank	5/16/13	55,076	71,037	70,614	423

European Euro	Deutsche Bank	5/20/13	118,000	151,317	151,295	22
European Euro	Barclays Bank	5/21/13	118,000	150,822	151,296	(475)
European Euro	Barclays Bank	5/21/13	156,925	200,699	201,205	(506)
European Euro	Deutsche Bank	5/21/13	171,000	218,042	219,252	(1,210)
European Euro	Barclays Bank	5/22/13	88,816	113,711	113,878	(167)
European Euro	Barclays Bank	5/29/13	72,758	92,195	93,294	(1,099)
European Euro	Deutsche Bank	5/29/13	760,000	957,201	974,512	(17,311)
European Euro	Barclays Bank	6/5/13	124,783	155,168	160,012	(4,844)
European Euro	Deutsche Bank	6/5/13	57,050	70,966	73,157	(2,191)
European Euro	Barclays Bank	6/6/13	56,035	70,117	71,856	(1,739)
European Euro	Deutsche Bank	6/7/13	147,700	184,861	189,403	(4,542)
European Euro	Deutsche Bank	6/11/13	137,800	174,799	176,713	(1,914)
European Euro	Deutsche Bank	6/13/13	103,000	129,926	132,088	(2,162)
European Euro	Deutsche Bank	6/13/13	21,000	26,490	26,931	(441)
European Euro	Barclays Bank	6/20/13	28,929	36,607	37,101	(494)
European Euro	Morgan Stanley	7/16/13	226,000	276,956	289,906	(12,950)
European Euro	Barclays Bank	7/16/13	82,000	100,475	105,187	(4,713)
European Euro	Morgan Stanley	7/16/13	51,000	62,499	65,421	(2,922)
European Euro	UBS Warburg	7/16/13	257,000	314,928	329,672	(14,744)
European Euro	Barclays Bank	7/18/13	129,000	158,793	165,480	(6,687)
European Euro	UBS Warburg	7/18/13	257,000	316,136	329,678	(13,542)
European Euro	Barclays Bank	7/19/13	97,000	119,795	124,432	(4,637)
European Euro	Deutsche Bank	7/19/13	470,000	580,450	602,919	(22,469)
European Euro	Morgan Stanley	7/22/13	366,000	451,086	469,519	(18,433)
European Euro	Deutsche Bank	7/22/13	71,000	87,504	91,082	(3,578)
European Euro	Deutsche Bank	7/23/13	93,795	115,447	120,325	(4,878)
European Euro	Deutsche Bank	7/25/13	9,975	12,170	12,797	(627)
European Euro	Deutsche Bank	7/29/13	9,978	12,177	12,801	(624)
European Euro	Barclays Bank	7/30/13	19,995	24,717	25,652	(935)
European Euro	JPMorgan Chase	7/31/13	380,000	471,808	487,518	(15,710)
European Euro	Deutsche Bank	7/31/13	380,000	472,416	487,518	(15,102)
European Euro	Barclays Bank	8/1/13	48,730	59,938	62,518	(2,580)
European Euro	UBS Warburg	8/1/13	380,000	467,704	487,522	(19,818)
European Euro	Barclays Bank	8/1/13	48,862	60,150	62,688	(2,538)
European Euro	HSBC	8/2/13	380,000	470,193	487,526	(17,333)
European Euro	Barclays Bank	8/5/13	78,136	96,595	100,248	(3,653)
European Euro	JP Morgan Securities	8/6/13	269,500	329,497	345,771	(16,274)
European Euro	Citibank	8/8/13	34,482	43,040	44,242	(1,202)
European Euro	JP Morgan Securities	8/9/13	239,500	298,930	307,289	(8,359)
European Euro	Citibank	8/9/13	9,686	12,105	12,428	(323)
European Euro	Deutsche Bank	8/9/13	180,000	224,939	230,948	(6,009)
European Euro	Goldman Sachs	8/12/13	61,000	75,753	78,268	(2,515)
European Euro	Deutsche Bank	8/14/13	117,000	144,834	150,123	(5,289)
European Euro	Barclays Bank	8/16/13	211,000	261,907	270,739	(8,832)
European Euro	Barclays Bank	8/19/13	237,000	292,286	304,108	(11,822)
European Euro	Deutsche Bank	8/20/13	133,000	164,703	170,661	(5,958)
European Euro	JP Morgan Securities	8/20/13	263,000	326,901	337,473	(10,572)
European Euro	Barclays Bank	8/20/13	210,000	259,959	269,465	(9,506)
European Euro	Barclays Bank	8/23/13	28,299	35,436	36,313	(877)
European Euro	Barclays Bank	8/23/13	47,689	59,716	61,195	(1,479)
European Euro	Barclays Bank	8/26/13	30,957	38,784	39,725	(941)
European Euro	Deutsche Bank	8/28/13	28,089	35,304	36,045	(741)
European Euro	Deutsche Bank	8/28/13	891	1,120	1,143	(23)
European Euro	Deutsche Bank	9/4/13	15,000	18,926	19,250	(324)
European Euro	Barclays Bank	9/10/13	29,182	36,943	37,452	(509)
European Euro	Deutsche Bank	9/10/13	34,000	42,982	43,636	(654)
European Euro	Deutsche Bank	9/11/13	137,800	176,990	176,855	135
European Euro	Barclays Bank	9/12/13	28,968	37,186	37,178	8
European Euro	JP Morgan Securities	9/13/13	15,000	19,350	19,252	98
European Euro	Barclays Bank	9/16/13	81,755	105,844	104,930	914

European Euro	UBS Warburg	9/17/13	76,694	99,227	98,436	791
European Euro	Barclays Bank	9/19/13	19,406	25,564	24,908	656
European Euro	Barclays Bank	9/24/13	45,864	59,613	58,869	744
European Euro	Deutsche Bank	9/24/13	229,000	297,441	293,936	3,505
European Euro	Deutsche Bank	9/26/13	107,000	138,620	137,344	1,276
European Euro	Barclays Bank	9/27/13	400,000	520,500	513,443	7,057
European Euro	HSBC	9/30/13	180,000	231,566	231,057	509
European Euro	Deutsche Bank	9/30/13	1,320,000	1,704,216	1,694,417	9,799
European Euro	Deutsche Bank	10/9/13	420,000	550,549	539,185	11,364
European Euro	Deutsche Bank	10/15/13	320,000	415,488	410,835	4,653
European Euro	Barclays Bank	10/21/13	3,724,000	4,902,087	4,781,399	120,688
European Euro	Barclays Bank	4/25/13	154,898	201,710	198,567	3,143
European Euro	Barclays Bank	10/25/13	20,617	26,893	26,472	421
European Euro	Citibank	7/26/13	60,360	78,353	77,435	918
European Euro	Deutsche Bank	10/31/13	1,747,075	2,261,108	2,243,386	17,722
European Euro	Deutsche Bank	11/4/13	7,376	9,626	9,472	154
European Euro	Barclays Bank	11/5/13	49,418	64,333	63,460	873
European Euro	JP Morgan Securities	11/12/13	278,508	356,623	357,673	(1,050)
European Euro	Deutsche Bank	11/15/13	335,703	428,565	431,140	(2,575)
European Euro	Morgan Stanley	8/15/13	66,000	84,102	84,685	(583)
European Euro	Morgan Stanley	11/15/13	66,000	84,204	84,763	(559)
European Euro	Deutsche Bank	11/19/13	93,863	120,590	120,553	37
European Euro	JPMorgan Chase	11/20/13	327,027	417,488	420,020	(2,532)
European Euro	Deutsche Bank	11/20/13	130,000	166,452	166,967	(515)
European Euro	JPMorgan Chase	5/23/13	172,504	221,286	221,183	103
European Euro	Deutsche Bank	12/3/13	100,000	130,396	128,454	1,942
European Euro	UBS Warburg	12/9/13	76,800	100,823	98,659	2,164
European Euro	Barclays de Zoete Wedd Securities, Ltd.	12/13/13	97,000	126,616	124,614	2,002
European Euro	Deutsche Bank	12/20/13	525,093	697,229	674,628	22,601
European Euro	Deutsche Bank	1/7/14	312,372	410,519	401,407	9,112
European Euro	Deutsche Bank	1/24/14	1,650,000	2,203,328	2,120,689	82,639
European Euro	Barclays Bank	8/5/13	379,764	515,655	487,237	28,418
European Euro	Deutsche Bank	2/11/14	1,394,000	1,870,650	1,792,010	78,640
European Euro	Deutsche Bank	2/11/14	17,000	22,813	21,854	959
European Euro	JP Morgan Securities	2/19/14	15,000	20,037	19,284	753
European Euro	JP Morgan Securities	2/19/14	15,000	20,057	19,284	773
European Euro	UBS Warburg	2/21/14	17,000	22,756	21,856	900
European Euro	Deutsche Bank	2/27/14	146,000	193,088	187,718	5,370
European Euro	Deutsche Bank	2/27/14	131,730	174,216	169,371	4,845
European Euro	Deutsche Bank	3/5/14	43,000	56,008	55,290	718
European Euro	Barclays Bank	3/7/14	107,759	140,996	138,562	2,434
European Euro	Deutsche Bank	3/7/14	660,000	863,874	848,662	15,212
European Euro	Barclays Bank	3/10/14	33,304	43,386	42,825	561
European Euro	Citibank	3/10/14	1,704,605	2,226,981	2,191,940	35,041
European Euro	Morgan Stanley	3/10/14	43,000	56,190	55,293	897
European Euro	HSBC	3/10/14	15,000	19,575	19,288	287
European Euro	Barclays Bank	3/17/14	10,012	13,028	12,875	153
European Euro	Deutsche Bank	3/17/14	134,000	173,941	172,323	1,618
European Euro	Citibank	3/18/14	10,643	13,817	13,687	130
European Euro	Deutsche Bank	3/21/14	173,000	224,468	222,486	1,982
European Euro	Barclays Bank	3/21/14	9,076	11,786	11,672	114
European Euro	Deutsche Bank	3/26/14	78,000	101,342	100,317	1,025
European Euro	Citibank	3/26/14	13,451	17,496	17,300	196
European Euro	Deutsche Bank	3/31/14	4,566	5,887	5,873	14
European Euro	Morgan Stanley	9/30/13	130,000	167,473	166,874	599
European Euro	Deutsche Bank	4/3/14	10,660	13,700	13,711	(11)
Japanese Yen	HSBC	4/22/13	11,858,775	149,855	126,017	23,838
Japanese Yen	HSBC	4/22/13	812,860	10,024	8,638	1,386
Japanese Yen	Deutsche Bank	4/22/13	650,000	7,556	6,907	649
Japanese Yen	Credit Suisse First Boston	4/22/13	506,657	5,643	5,384	259

Japanese Yen	Deutsche Bank	4/22/13	2,965,520	32,613	31,513	1,100
Japanese Yen	Deutsche Bank	4/22/13	381,653	4,211	4,056	155
Japanese Yen	HSBC	4/22/13	551,265	5,933	5,858	75
Japanese Yen	Bank of America	4/22/13	1,031,981	10,775	10,966	(191)
Japanese Yen	Credit Suisse First Boston	4/22/13	912,767	9,486	9,700	(214)
Japanese Yen	Credit Suisse First Boston	4/22/13	882,200	9,194	9,375	(181)
Japanese Yen	Morgan Stanley	4/16/13	68,447,040	850,982	727,323	123,659
Japanese Yen	Barclays Bank	4/22/13	3,500,000	43,306	37,193	6,113
Japanese Yen	Citibank	4/22/13	3,500,000	43,292	37,193	6,099
Japanese Yen	Citibank	5/10/13	11,180,000	140,914	118,820	22,094
Japanese Yen	Deutsche Bank	5/13/13	7,475,000	94,501	79,446	15,055
Japanese Yen	UBS Warburg	5/13/13	5,588,000	70,665	59,390	11,275
Japanese Yen	Citibank	5/14/13	5,587,000	70,301	59,380	10,921
Japanese Yen	Credit Suisse First Boston	5/29/13	48,990,000	620,237	520,740	99,497
Japanese Yen	Citibank	6/14/13	2,416,000	30,559	25,684	4,875
Japanese Yen	Barclays Bank	6/28/13	9,732,000	122,925	103,469	19,456
Japanese Yen	Barclays Bank	7/2/13	6,679,000	84,754	71,013	13,741
Japanese Yen	Deutsche Bank	7/11/13	26,073,000	329,662	277,240	52,422
Japanese Yen	Barclays Bank	8/9/13	2,240,000	28,615	23,825	4,790
Japanese Yen	Citibank	8/9/13	2,240,000	28,623	23,825	4,798
Japanese Yen	Deutsche Bank	8/12/13	2,240,000	28,706	23,826	4,880
Japanese Yen	JP Morgan Securities	8/30/13	22,800,000	291,467	242,557	48,910
Japanese Yen	Barclays Bank	9/18/13	2,251,755	28,869	23,960	4,909
Japanese Yen	UBS Warburg	9/30/13	121,466,500	1,569,274	1,292,650	276,624
Japanese Yen	Deutsche Bank	10/29/13	20,662,500	258,757	219,987	38,770
Japanese Yen	JPMorgan Chase	11/1/13	91,650,000	1,152,836	975,811	177,025
Japanese Yen	Citibank	11/12/13	47,137,000	592,183	501,957	90,226
Japanese Yen	Citibank	8/13/13	46,922,100	592,184	499,095	93,089
Japanese Yen	Citibank	11/13/13	47,026,000	592,178	500,783	91,395
Japanese Yen	JPMorgan Chase	11/13/13	36,450,000	462,417	388,158	74,259
Japanese Yen	Deutsche Bank	11/13/13	45,848,000	579,050	488,238	90,812
Japanese Yen	Citibank	11/19/13	7,667,000	94,958	81,654	13,304
Japanese Yen	Deutsche Bank	11/19/13	6,194,000	76,425	65,966	10,459
Japanese Yen	UBS Warburg	11/20/13	2,471,000	30,601	26,317	4,284
Japanese Yen	Citibank	11/20/13	8,613,000	106,475	91,730	14,745
Japanese Yen	JPMorgan Chase	11/20/13	3,093,000	38,326	32,941	5,385
Japanese Yen	HSBC	11/20/13	1,616,000	20,008	17,211	2,797
Japanese Yen	Morgan Stanley	12/17/13	41,392,500	497,763	441,016	56,747
Japanese Yen	JPMorgan Chase	9/27/13	2,255,332	26,809	24,000	2,809
Japanese Yen	Deutsche Bank	1/7/14	5,989,000	69,174	63,830	5,344
Japanese Yen	Citibank	1/10/14	1,520,000	17,421	16,201	1,220
Japanese Yen	UBS Warburg	1/14/14	1,520,000	17,408	16,202	1,206
Japanese Yen	UBS Warburg	1/14/14	3,030,000	34,624	32,297	2,327
Japanese Yen	HSBC	1/15/14	5,640,000	64,237	60,117	4,120
Japanese Yen	UBS Warburg	1/16/14	4,090,000	46,100	43,596	2,504
Japanese Yen	Deutsche Bank	1/16/14	1,520,000	17,132	16,202	930
Japanese Yen	UBS Warburg	1/16/14	3,250,000	36,603	34,643	1,960
Japanese Yen	Deutsche Bank	1/17/14	37,020,000	417,605	394,613	22,992
Japanese Yen	JP Morgan Securities	1/17/14	67,230,000	759,289	716,634	42,655
Japanese Yen	JP Morgan Securities	10/18/13	63,490,000	721,318	675,845	45,473
Japanese Yen	Morgan Stanley	7/22/13	50,187,445	562,123	533,712	28,411
Japanese Yen	UBS Warburg	1/27/14	7,610,000	86,262	81,131	5,131
Japanese Yen	Barclays Bank	7/29/13	8,700,000	96,882	92,525	4,357
Japanese Yen	Deutsche Bank	1/28/14	7,248,281	80,941	77,275	3,666
Japanese Yen	HSBC	1/28/14	9,353,364	104,507	99,718	4,789
Japanese Yen	HSBC	11/12/13	3,336,000	35,736	35,525	211
Japanese Yen	Goldman Sachs	2/12/14	3,771,000	40,627	40,212	415
Japanese Yen	HSBC	2/12/14	53,860,000	579,065	574,342	4,723
Japanese Yen	JP Morgan Securities	2/12/14	53,831,000	579,058	574,032	5,026
Japanese Yen	Citibank	2/13/14	71,350,000	772,123	760,859	11,264
Japanese Yen	JP Morgan Securities	2/13/14	35,730,000	386,074	381,016	5,058
Japanese Yen	JP Morgan Securities	2/18/14	35,740,000	385,994	381,151	4,843
Japanese Yen	JP Morgan Securities	2/18/14	1,820,000	19,554	19,410	144
Japanese Yen	Goldman Sachs	2/18/14	964,860	10,366	10,290	76
Japanese Yen	Goldman Sachs	2/19/14	35,780,000	385,991	381,584	4,407
Japanese Yen	Citibank	2/19/14	35,630,000	386,030	379,984	6,046
Japanese Yen	HSBC	2/24/14	4,020,000	43,018	42,875	143
Japanese Yen	JP Morgan Securities	2/25/14	4,000,000	43,149	42,663	486
Japanese Yen	Barclays Bank	2/25/14	17,870,000	193,035	190,596	2,439
Japanese Yen	Barclays Bank	2/27/14	35,700,000	386,011	380,776	5,235
Japanese Yen	Deutsche Bank	2/27/14	11,991,000	131,000	127,896	3,104
Japanese Yen	HSBC	3/4/14	4,600,000	50,522	49,067	1,455
Japanese Yen	JP Morgan Securities	3/3/14	4,600,000	50,585	49,067	1,518
Japanese Yen	UBS Warburg	3/4/14	5,100,000	55,477	54,401	1,076
Japanese Yen	JP Morgan Securities	3/14/14	44,142,850	461,287	470,933	(9,646)
Japanese Yen	Citibank	3/17/14	2,260,084	23,608	24,113	(505)
Japanese Yen	Citibank	3/19/14	5,012,000	52,495	53,474	(979)
Japanese Yen	Morgan Stanley	3/19/14	7,060,000	73,799	75,325	(1,526)
Japanese Yen	Citibank	3/19/14	41,310,000	435,094	440,744	(5,650)
Japanese Yen	Deutsche Bank	3/24/14	20,538,000	217,534	219,142	(1,608)
Japanese Yen	Barclays Bank	3/24/14	20,980,000	221,783	223,858	(2,075)
Japanese Yen	Barclays Bank	3/25/14	4,542,830	47,895	48,474	(579)
Swiss Franc	Credit Suisse First Boston	8/12/13	6,657	7,283	7,030	253
Swiss Franc	Deutsche Bank	8/12/13	6,657	7,279	7,030	249
Swiss Franc	Credit Suisse First Boston	8/12/13	970	1,023	1,024	(1)

				72,089,561	69,731,170	2,358,385

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Deutsche Bank	10/30/13	435,000	204,947	208,826	3,879
British Pound	Societe Generale	4/3/13	38,404	58,271	58,342	71
British Pound	Societe Generale	4/2/13	7,823	11,870	11,885	15
Chilean Peso	Morgan Stanley	5/13/13	4,500,000	8,804	9,487	683
Chilean Peso	Deutsche Bank	7/11/13	162,750,000	314,038	340,369	26,331
Chilean Peso	JP Morgan, Hambrecht & Quist	9/12/13	990,530,400	1,992,618	2,055,003	62,385
Chilean Peso	Citibank	10/21/13	2,148,010,500	4,346,000	4,435,388	89,388
Chilean Peso	Deutsche Bank	10/29/13	307,366,000	609,007	634,075	25,068
Chilean Peso	Barclays Bank	10/29/13	153,759,000	305,320	317,194	11,874
Chilean Peso	Morgan Stanley	1/13/14	8,700,000	17,678	17,786	108
Chilean Peso	Morgan Stanley	7/18/13	305,012,200	627,920	637,324	9,404
Chilean Peso	Morgan Stanley	8/1/13	8,010,000	16,613	16,707	94
Chilean Peso	Deutsche Bank	2/12/14	4,400,000	8,909	8,963	54
Chilean Peso	Deutsche Bank	2/14/14	3,930,000	7,972	8,004	32
Chilean Peso	Barclays Bank	2/11/14	4,400,000	8,921	8,964	43
Chilean Peso	Morgan Stanley	2/14/14	10,560,000	21,361	21,506	145
Chilean Peso	Deutsche Bank	2/18/14	4,400,000	8,924	8,957	33
Chilean Peso	JPMorgan Chase	2/21/14	4,300,000	8,740	8,750	10
Chilean Peso	JPMorgan Chase	2/24/14	7,300,000	14,809	14,849	40
Chilean Peso	Morgan Stanley	8/22/13	4,010,000	8,277	8,342	65
Chilean Peso	Deutsche Bank	2/25/14	3,890,000	7,865	7,912	47
Chilean Peso	Morgan Stanley	2/24/14	5,200,000	10,519	10,578	59
Chilean Peso	Deutsche Bank	2/26/14	2,610,000	5,273	5,308	35
Chilean Peso	Morgan Stanley	2/26/14	5,600,000	11,321	11,389	68
Chilean Peso	Deutsche Bank	2/27/14	3,250,000	6,571	6,609	38
Chilean Peso	JPMorgan Chase	2/28/14	3,900,000	7,884	7,929	45
Chilean Peso	Barclays Bank	3/5/14	12,000,000	24,230	24,384	154
Chilean Peso	Deutsche Bank	2/28/14	3,250,000	6,562	6,608	46
Chilean Peso	Deutsche Bank	3/3/14	700,000	1,414	1,423	9
Chilean Peso	Deutsche Bank	3/5/14	700,000	1,410	1,422	12
Chilean Peso	Morgan Stanley	3/10/14	2,500,000	5,051	5,077	26
Chilean Peso	JPMorgan Chase	3/21/14	4,300,000	8,696	8,721	25
Danish Krone	Handelsbanken Markets	4/2/13	326,283	55,928	56,110	182
European Euro	Deutsche Bank	5/17/13	18,720	25,200	24,001	(1,199)
European Euro	Bank of America	5/17/13	15,456	20,713	19,817	(896)
European Euro	Credit Suisse First Boston	5/17/13	14,000	18,765	17,950	(815)
European Euro	HSBC	5/17/13	17,293	23,136	22,172	(964)
European Euro	Deutsche Bank	5/17/13	113,934	152,087	146,078	(6,009)
European Euro	Bank of America	5/17/13	29,887	39,946	38,319	(1,627)
European Euro	Bank of America	5/17/13	30,342	40,554	38,903	(1,651)
European Euro	HSBC	5/17/13	7,798	10,318	9,998	(320)
European Euro	Deutsche Bank	5/17/13	19,774	26,117	25,354	(763)
European Euro	Credit Suisse First Boston	5/17/13	3,500	4,605	4,487	(118)
European Euro	Deutsche Bank	5/17/13	44,087	58,070	56,525	(1,545)
European Euro	Bank of America	5/17/13	22,826	29,829	29,266	(563)
European Euro	Deutsche Bank	5/17/13	16,839	21,719	21,589	(130)
European Euro	Deutsche Bank	5/17/13	29,527	38,350	37,857	(493)
European Euro	Credit Suisse First Boston	5/17/13	10,627	13,565	13,625	60
European Euro	HSBC	5/17/13	10,454	13,349	13,403	54
European Euro	Bank of America	5/17/13	30,870	39,419	39,579	160
European Euro	Deutsche Bank	5/17/13	10,454	13,359	13,403	44
European Euro	Credit Suisse First Boston	5/17/13	17,330	22,224	22,219	(5)
European Euro	Deutsche Bank	4/2/13	10,660	13,652	13,663	11
European Euro	Royal Bank of Scotland	4/2/13	6,543	8,417	8,387	(30)
Indian Rupee	JPMorgan Chase	4/15/13	14,490,000	261,220	265,628	4,408
Indian Rupee	JPMorgan Chase	4/30/13	41,781,250	767,382	763,524	(3,858)
Indian Rupee	HSBC	6/12/13	8,549,600	154,343	154,865	522
Indian Rupee	JPMorgan Chase	6/12/13	8,556,800	154,529	154,995	466
Indian Rupee	JP Morgan Securities	6/14/13	43,950,000	794,950	795,777	827
Indian Rupee	HSBC	6/17/13	8,645,260	156,930	156,440	(490)
Indian Rupee	Deutsche Bank	6/18/13	8,080,848	145,806	146,198	392

Indian Rupee	Deutsche Bank	6/28/13	28,560,000	518,858	515,681	(3,177)
Japanese Yen	HSBC	4/22/13	400,860	5,037	4,260	(777)
Japanese Yen	Deutsche Bank	4/22/13	523,350	6,601	5,561	(1,040)
Japanese Yen	Bank of America	4/22/13	389,700	4,738	4,141	(597)
Japanese Yen	Credit Suisse First Boston	4/22/13	356,350	4,325	3,787	(538)
Japanese Yen	Bank of America	4/22/13	133,000	1,621	1,413	(208)
Japanese Yen	Bank of America	4/22/13	1,069,575	12,998	11,366	(1,632)
Japanese Yen	Deutsche Bank	4/22/13	240,000	2,807	2,550	(257)
Japanese Yen	Deutsche Bank	4/22/13	521,300	5,976	5,540	(436)
Japanese Yen	HSBC	4/22/13	932,910	10,243	9,914	(329)
Japanese Yen	HSBC	4/22/13	636,075	6,790	6,759	(31)
Japanese Yen	Credit Suisse First Boston	4/22/13	720,833	7,666	7660	(6)
Japanese Yen	Deutsche Bank	4/22/13	282,700	3,005	3,004	(1)
Korean Won	Deutsche Bank	6/27/13	316,000,000	268,491	283,478	14,987
Korean Won	HSBC	9/26/13	317,000,000	279,098	283,787	4,689
Malaysian Ringgit	HSBC	10/24/13	812,462	262,000	259,072	(2,928)
Malaysian Ringgit	JPMorgan Chase	10/25/13	805,012	260,000	256,684	(3,317)
Malaysian Ringgit	JPMorgan Chase	10/31/13	359,000	115,945	114,436	(1,510)
Malaysian Ringgit	Deutsche Bank	11/19/13	62,320	20,000	19,847	(153)
Malaysian Ringgit	HSBC	11/20/13	39,000	12,495	12,420	(75)
Malaysian Ringgit	JPMorgan Chase	2/4/14	2,661,000	845,164	844,287	(877)
Malaysian Ringgit	HSBC	3/11/14	2,909,811	918,269	921,657	3,387
Malaysian Ringgit	JPMorgan Chase	3/12/14	735,120	232,126	232,831	705
Malaysian Ringgit	HSBC	9/17/13	1,235,558	393,904	394,733	829
Malaysian Ringgit	Deutsche Bank	9/18/13	964,663	307,051	308,169	1,118
Mexican Peso	HSBC	9/4/13	11,644,900	841,638	929,240	87,602
Mexican Peso	Deutsche Bank	10/11/13	19,592,000	1,473,803	1,558,229	84,426
Mexican Peso	Citibank	10/21/13	6,418,829	483,000	510,064	27,064
Mexican Peso	HSBC	3/10/14	10,223,640	778,232	802,354	24,122
Philippine Peso	JP Morgan Securities	7/11/13	9,520,000	225,171	233,620	8,449
Philippine Peso	Deutsche Bank	7/18/13	28,970,800	689,469	710,940	21,471
Philippine Peso	HSBC	9/30/13	3,200,000	76,303	78,530	2,226
Philippine Peso	HSBC	10/3/13	2,600,000	62,334	63,806	1,472
Singapore Dollar	Deutsche Bank	5/29/13	748,020	588,668	603,347	14,679
Singapore Dollar	HSBC	8/19/13	77,000	61,847	62,124	277
Singapore Dollar	HSBC	8/15/13	77,000	61,843	62,123	280
Singapore Dollar	Deutsche Bank	8/26/13	106,000	84,909	85,523	614
Singapore Dollar	Deutsche Bank	8/27/13	132,000	106,357	106,501	144
Singapore Dollar	Deutsche Bank	8/30/13	66,000	52,813	53,251	438
Singapore Dollar	JP Morgan Securities	9/19/13	156,000	127,534	125,875	(1,659)
Singapore Dollar	JPMorgan Chase	10/24/13	97,496	80,000	78,679	(1,321)
Singapore Dollar	JPMorgan Chase	10/25/13	91,470	75,000	73,817	(1,183)
Singapore Dollar	Deutsche Bank	8/7/13	123,000	99,466	99,233	(233)
Singapore Dollar	HSBC	2/7/14	123,000	99,426	99,302	(124)
Singapore Dollar	Deutsche Bank	8/12/13	246,000	198,900	198,469	(431)
Singapore Dollar	Barclays Bank	8/13/13	34,819	28,121	28,092	(29)
Singapore Dollar	Deutsche Bank	8/19/13	154,000	124,727	124,248	(479)
Singapore Dollar	Barclays Bank	8/19/13	103,000	83,259	83,101	(158)
Singapore Dollar	Deutsche Bank	8/26/13	106,000	85,556	85,523	(33)
Singapore Dollar	Deutsche Bank	2/28/14	66,000	53,325	53,289	(36)
Singapore Dollar	HSBC	3/13/14	499,540	400,000	403,350	3,350
Singapore Dollar	HSBC	3/14/14	215,700	172,947	174,166	1,219
Singapore Dollar	JPMorgan Chase	4/19/13	160,000	128,094	129,040	946
Singapore Dollar	Deutsche Bank	9/19/13	220,800	176,895	178,162	1,267
Singapore Dollar	HSBC	3/19/14	252,000	201,996	203,480	1,484
Singapore Dollar	HSBC	6/21/13	190,000	152,146	153,261	1,115
Singapore Dollar	Deutsche Bank	6/21/13	237,700	190,373	191,738	1,365
Swiss Franc	Credit Suisse First Boston	8/12/13	1,270	1,345	1,341	(4)

				24,392,982	24,895,068	502,082

At March 28, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Hungarian Forints/European Euro	Deutsche Bank	88,267,600 HUF	279,525 EUR	367,533	370,110	2,577
Hungarian Forints/European Euro	JPMorgan Chase	26,454,170 HUF	83,857 EUR	109,937	110,603	666
Hungarian Forints/European Euro	JPMorgan Chase	44,259,000 HUF	139,764 EUR	181,558	183,346	1,788
Hungarian Forints/European Euro	JPMorgan Chase	44,021,000 HUF	139,763 EUR	180,709	181,510	801
Hungarian Forints/European Euro	JPMorgan Chase	43,445,000 HUF	139,762 EUR	181,443	182,037	594
Hungarian Forints/European Euro	JPMorgan Chase	34,778,000 HUF	111,808 EUR	143,836	144,380	544
Norwegian Krone/European Euro	UBS Warburg	275,700 NOK	36,979 EUR	47,636	46,984	(652)
Norwegian Krone/European Euro	UBS Warburg	600,000 NOK	81,054 EUR	104,294	102,906	(1,388)
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	20,218 EUR	25,649	27,571	1,922
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	162,791 EUR	211,816	214,833	3,017
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,056 EUR	72,855	73,534	679
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,172 EUR	72,855	73,386	531
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,077 EUR	72,971	73,610	639
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	685,051 EUR	886,996	909,837	22,841
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	502,299 EUR	648,093	672,433	24,340

				3,308,181	3,367,080	58,899

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks+ (100.6%)
Aerospace & Defense (2.4%)
13,790	Boeing Co. (The)	$1,183,872
15,875	Honeywell International, Inc.	1,196,181
8,205	Raytheon Co.	482,372
15,805	United Technologies Corp.	1,476,661

		4,339,086

Air Freight & Logistics (1.1%)
22,200	United Parcel Service, Inc., Class B	1,906,980

Auto Components (0.1%)
4,000	Cooper Tire & Rubber Co.	102,640

Automobiles (0.3%)
45,160	Ford Motor Co.	593,854

Beverages (3.0%)
59,460	Coca-Cola Co. (The)	2,404,562
4,938	Monster Beverage Corp.*	235,740
34,395	PepsiCo, Inc.	2,720,989

		5,361,291

Biotechnology (1.8%)
16,065	Amgen, Inc.	1,646,823
3,350	Biogen Idec, Inc.*	646,249
18,340	Gilead Sciences, Inc.*	897,376
940	Vertex Pharmaceuticals, Inc.*	51,681

		3,242,129

Capital Markets (2.0%)
23,390	Charles Schwab Corp. (The)	413,769
9,575	Eaton Vance Corp.	400,522
9,190	Goldman Sachs Group, Inc. (The)	1,352,308
14,245	Legg Mason, Inc.	457,977
26,890	Morgan Stanley	591,042
8,850	TD Ameritrade Holding Corp.	182,487
5,925	Waddell & Reed Financial, Inc., Class A	259,397

		3,657,502

Chemicals (2.2%)
23,980	Dow Chemical Co. (The)	763,523
18,470	E.I. du Pont de Nemours & Co.	907,985
8,790	Eastman Chemical Co.	614,157
3,970	LyondellBasell Industries NV, Class A	251,261
8,690	Monsanto Co.	917,925
9,130	Olin Corp.	230,259
2,850	Potash Corp. of Saskatchewan, Inc.	111,863
7,910	RPM International, Inc.	249,798

		4,046,771

Commercial Banks (2.4%)
4,180	Associated Banc-Corp.	63,494
3,230	FirstMerit Corp.	53,392
4,300	Old National Bancorp	59,125
40,605	U.S. Bancorp	1,377,728
75,505	Wells Fargo & Co.	2,792,930

		4,346,669

Commercial Services & Supplies (0.7%)
3,920	ADT Corp. (The)	191,845
7,215	Avery Dennison Corp.	310,750
9,290	R.R. Donnelley & Sons Co.	111,945
7,790	Tyco International, LTD.	249,280
10,865	Waste Management, Inc.	426,016

		1,289,836

Shares		Fair Value
Common Stocks+, continued
Communications Equipment (2.2%)
67,070	Cisco Systems, Inc.	$1,402,434
5,949	Motorola Solutions, Inc.	380,914
28,470	QUALCOMM, Inc.	1,906,067
9,370	Telefonaktiebolaget LM Ericsson, ADR	118,062

		3,807,477

Computers & Peripherals (3.9%)
12,335	Apple, Inc.	5,459,841
15,810	Dell, Inc.	226,557
19,380	EMC Corp.*	462,988
25,345	Hewlett-Packard Co.	604,225
4,510	Seagate Technology plc	164,886

		6,918,497

Consumer Finance (0.9%)
14,810	American Express Co.	999,083
13,780	Discover Financial Services	617,895

		1,616,978

Containers & Packaging (0.4%)
12,940	MeadWestvaco Corp.	469,722
2,860	Sonoco Products Co.	100,071

		569,793

Distributors (0.3%)
7,185	Genuine Parts Co.	560,430

Diversified Financial Services (3.8%)
137,835	Bank of America Corp.	1,678,830
38,268	Citigroup, Inc.	1,692,976
11,235	CME Group, Inc.	689,717
54,870	JPMorgan Chase & Co.	2,604,130
5,085	NYSE Euronext	196,484

		6,862,137

Diversified Telecommunication Services (3.1%)
82,095	AT&T, Inc.	3,012,066
28,214	Frontier Communications Corp.	112,292
50,235	Verizon Communications, Inc.	2,469,050

		5,593,408

Electric Utilities (1.5%)
30,171	Duke Energy Corp.	2,190,113
1,920	Hawaiian Electric Industries, Inc.	53,203
16,415	Pepco Holdings, Inc.	351,281
3,635	OGE Energy Corp.	254,377

		2,848,974

Electrical Equipment (1.1%)
13,830	Eaton Corp. plc	847,087
15,540	Emerson Electric Co.	868,220
2,520	Hubbell, Inc., Class B	244,717

		1,960,024

Electronic Equipment, Instruments & Components (0.4%)
27,380	Corning, Inc.	364,975
6,700	TE Connectivity, Ltd.	280,931

		645,906

Energy Equipment & Services (2.1%)
8,200	Baker Hughes, Inc.	380,562
1,495	CARBO Ceramics, Inc.	136,150
1,400	Diamond Offshore Drilling, Inc.	97,384
19,150	Halliburton Co.	773,852
12,835	Patterson-UTI Energy, Inc.	305,986
24,231	Schlumberger, Ltd.	1,814,659
3,120	Tidewater, Inc.	157,560

		3,666,153

Food & Staples Retailing (1.9%)
22,335	CVS Caremark Corp.	1,228,202

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Food & Staples Retailing, continued
29,380	Wal-Mart Stores, Inc.	$2,198,505

		3,426,707

Food Products (1.4%)
20,930	ConAgra Foods, Inc.	749,503
12,490	Kraft Foods Group, Inc., Class A	643,610
37,470	Mondelez International, Inc., Class A	1,146,957

		2,540,070

Gas Utilities (0.6%)
1,776	AGL Resources, Inc.	74,503
4,680	National Fuel Gas Co.	287,118
10,360	ONEOK, Inc.	493,861
3,300	WGL Holdings, Inc.	145,530

		1,001,012

Health Care Equipment & Supplies (1.4%)
11,160	Baxter International, Inc.	810,663
27,130	Boston Scientific Corp.*	211,885
3,740	Covidien plc	253,722
1,070	Intuitive Surgical, Inc.*	525,573
15,775	Medtronic, Inc.	740,794

		2,542,637

Health Care Providers & Services (2.0%)
28,800	Abbott Laboratories	1,017,216
12,785	Aetna, Inc.	653,569
4,915	Coventry Health Care, Inc.	231,152
12,895	Express Scripts Holding Co.*	743,397
6,970	HCA Holdings, Inc.	283,191
18,830	UnitedHealth Group, Inc.	1,077,265
2,890	Universal Health Services, Inc., Class B	184,584
4,520	WellPoint, Inc.	299,360

		4,489,734

Hotels, Restaurants & Leisure (1.9%)
17,610	International Game Technology	290,565
3,800	Las Vegas Sands Corp.	214,130
22,705	McDonald’s Corp.	2,263,462
9,870	Melco Crown Entertainment, Ltd., ADR*	230,366
10,840	MGM Resorts International*	142,546
1,360	Tim Hortons, Inc.	73,875
5,440	Wendy’s Co. (The)	30,845
2,170	Wynn Resorts, Ltd.	271,597

		3,517,386

Household Durables (1.0%)
14,010	Leggett & Platt, Inc.	473,258
14,325	Newell Rubbermaid, Inc.	373,883
6,890	Toll Brothers, Inc.*	235,914
4,095	Tupperware Brands Corp.	334,725
2,490	Whirlpool Corp.	294,965

		1,712,745

Household Products (2.2%)
6,430	Colgate-Palmolive Co.	758,933
6,295	Kimberly-Clark Corp.	616,784
34,405	Procter & Gamble Co. (The)	2,651,249

		4,026,966

Industrial Conglomerates (2.6%)
11,995	3M Co.	1,275,188
143,955	General Electric Co.	3,328,240

Shares		Fair Value
Common Stocks+, continued
Industrial Conglomerates, continued
		4,603,428

Insurance (3.3%)
1,350	AEGON NV, NYS, Class Registered Shares	8,114
5,100	AFLAC, Inc.	265,302
15,930	Allstate Corp. (The)	781,685
11,970	American International Group, Inc.*	464,675
2,420	Aon plc	148,830
7,300	Arthur J. Gallagher & Co.	301,563
13,230	Berkshire Hathaway, Inc., Class B*	1,378,566
8,665	Fidelity National Financial, Inc., Class A	218,618
10,560	Lincoln National Corp.	344,362
12,715	Marsh & McLennan Cos., Inc.	482,789
2,280	Mercury General Corp.	86,480
11,970	Old Republic International Corp.	152,139
6,470	Principal Financial Group, Inc.	220,174
8,610	Travelers Cos., Inc. (The)	724,876
14,235	XL Group plc	431,320

		6,009,493

Internet & Catalog Retail (0.8%)
5,695	Amazon.com, Inc.*	1,517,661

Internet Software & Services (2.6%)
4,240	Akamai Technologies, Inc.*	149,630
1,390	Baidu, Inc., ADR*	121,903
19,090	eBay, Inc.*	1,035,060
3,725	Google, Inc., Class A*	2,957,761
850	LinkedIn Corp., Class A*	149,651
5,120	VeriSign, Inc.*	242,074

		4,656,079

IT Services (4.3%)
16,210	Automatic Data Processing, Inc.	1,053,974
3,910	Broadridge Financial Solutions, Inc.	97,124
8,020	Cognizant Technology Solutions Corp., Class A*	614,412
6,840	Fidelity National Information Services, Inc.	271,001
16,585	International Business Machines Corp.	3,537,581
21,115	Paychex, Inc.	740,503
6,910	Visa, Inc., Class A	1,173,594
20,005	Western Union Co.	300,875

		7,789,064

Leisure Equipment & Products (0.5%)
19,000	Mattel, Inc.	832,010

Machinery (2.6%)
11,850	Caterpillar, Inc.	1,030,594
6,270	Cummins, Inc.	726,129
9,580	Deere & Co.	823,688
5,945	Parker Hannifin Corp.	544,443
4,629	Pentair, Ltd., Class Registered Shares	244,180
2,695	Snap-On, Inc.	222,877
4,345	SPX Corp.	343,081
6,530	Stanley Black & Decker, Inc.	528,734

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Machinery, continued
4,770	Timken Co.	$269,887

		4,733,613

Media (3.2%)
22,045	News Corp., Class B	678,104
9,035	Omnicom Group, Inc.	532,162
52,270	Sirius XM Radio, Inc.	160,992
7,920	Time Warner Cable, Inc.	760,795
21,490	Time Warner, Inc.	1,238,254
7,070	Virgin Media, Inc.	346,218
36,750	Walt Disney Co. (The)	2,087,399

		5,803,924

Metals & Mining (1.0%)
37,285	Alcoa, Inc.	317,668
15,770	Freeport-McMoRan Copper & Gold, Inc.	521,986
9,515	Gerdau SA, ADR	73,361
7,280	Nucor Corp.	335,972
5,550	Silver Wheaton Corp.	173,992
4,759	Southern Copper Corp.	178,796
12,250	Steel Dynamics, Inc.	194,408
2,920	Worthington Industries, Inc.	90,462

		1,886,645

Multiline Retail (0.8%)
7,145	J.C. Penney Co., Inc.	107,961
10,040	Macy’s, Inc.	420,074
8,900	Nordstrom, Inc.	491,547
1,320	Sears Holdings Corp.*	65,960
5,560	Target Corp.	380,582

		1,466,124

Multi-Utilities (1.5%)
15,740	Ameren Corp.	551,215
7,630	CenterPoint Energy, Inc.	182,815
13,985	Consolidated Edison, Inc.	853,505
6,915	Integrys Energy Group, Inc.	402,176
19,410	Public Service Enterprise Group, Inc.	666,539

		2,656,250

Oil, Gas & Consumable Fuels (8.7%)
21,125	Chesapeake Energy Corp.	431,161
32,250	Chevron Corp.	3,831,945
1,220	CNOOC, Ltd., ADR	233,630
28,460	ConocoPhillips	1,710,446
7,990	CONSOL Energy, Inc.	268,864
65,610	Exxon Mobil Corp.	5,912,116
5,900	HollyFrontier Corp.	303,555
18,570	Occidental Petroleum Corp.	1,455,331
12,630	Phillips 66	883,721
12,245	Southwestern Energy Co.*	456,249
3,060	Statoil ASA, ADR	75,337
1,690	Total SA, ADR	81,086

		15,643,441

Personal Products (0.1%)
12,390	Avon Products, Inc.	256,845
2,040	Herbalife, Ltd.	76,398

		333,243

Pharmaceuticals (6.8%)

Shares		Fair Value
Common Stocks+, continued
Pharmaceuticals, continued
28,800	Abbvie, Inc.	$1,174,464
19,720	Bristol-Myers Squibb Co.	812,267
12,710	Eli Lilly & Co.	721,801
3,360	GlaxoSmithKline plc, ADR	157,618
39,660	Johnson & Johnson Co.	3,233,479
47,650	Merck & Co., Inc.	2,107,560
105,645	Pfizer, Inc.	3,048,914

		11,256,103

Professional Services (0.1%)
1,740	Dun & Bradstreet Corp.	145,551

Real Estate Investment Trusts (REITs) (2.1%)
16,240	American Capital Agency Corp.	532,347
42,780	Annaly Capital Management, Inc.	679,774
27,470	Duke Realty Corp.	466,441
6,040	Hatteras Financial Corp.	165,677
3,030	Healthcare Realty Trust, Inc.	86,022
10,870	Liberty Property Trust	432,083
10,995	Mack-Cali Realty Corp.	314,567
11,825	Senior Housing Properties Trust	317,265
11,618	Ventas, Inc.	850,437

		3,844,613

Road & Rail (0.6%)
34,335	CSX Corp.	845,671
12,330	Hertz Global Holdings, Inc.*	274,466

		1,120,137

Semiconductors & Semiconductor Equipment (2.2%)
17,890	Advanced Micro Devices, Inc.*	45,620
2,980	Altera Corp.	105,701
7,190	Analog Devices, Inc.	334,263
12,980	Applied Materials, Inc.	174,970
1,270	First Solar, Inc.*	34,239
71,815	Intel Corp.	1,569,157
7,315	Linear Technology Corp.	280,677
9,395	Microchip Technology, Inc.	345,360
9,835	NVIDIA Corp.	126,085
4,360	Skyworks Solutions, Inc.*	96,051
15,660	Texas Instruments, Inc.	555,617
5,200	Xilinx, Inc.	198,484

		3,866,224

Software (3.5%)
14,340	Activision Blizzard, Inc.	208,934
9,075	Adobe Systems, Inc.*	394,853
6,720	Autodesk, Inc.*	277,133
109,995	Microsoft Corp.	3,146,956
3,980	Nuance Communications, Inc.*	80,316
57,625	Oracle Corp.	1,863,593
12,220	Symantec Corp.*	301,590
5,390	TIBCO Software, Inc.*	108,986

		6,382,361

Specialty Retail (2.7%)
3,140	Abercrombie & Fitch Co., Class A	145,068
9,930	American Eagle Outfitters, Inc.	185,691
5,695	Best Buy Co., Inc.	126,144
4,490	Foot Locker, Inc.	153,738
6,175	Gap, Inc. (The)	218,595
26,665	Home Depot, Inc. (The)	1,860,683
12,070	Limited Brands, Inc. (The)	539,046
22,960	Lowe’s Cos., Inc.	870,643
5,150	Tiffany & Co.	358,131

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or contracts		Fair Value
Common Stocks+, continued
Specialty Retail, continued
7,910	TJX Cos., Inc. (The)	$369,793

		4,827,532

Thrifts & Mortgage Finance (0.2%)
22,925	New York Community Bancorp, Inc.	328,974

Tobacco (2.2%)
34,720	Altria Group, Inc.	1,194,021
24,065	Philip Morris International, Inc.	2,231,067
8,770	Reynolds American, Inc.	390,177
3,912	Vector Group, Ltd.	63,061

		3,878,326

Trading Companies & Distributors (0.1%)
3,235	GATX Corp.	168,123

Total Common Stocks (Cost $157,940,882)		180,942,711

Purchased Put Options (0.2%)
138	On S&P 500 Index, Strike @ 1425 EXP 5/18/13	51,750
130	On S&P 500 Index, Strike @ 1375 EXP 6/22/13	72,150
218	On S&P 500 Index, Strike @ 1400 EXP 6/22/13	153,690
130	On S&P 500 Index, Strike @ 1400 EXP 5/18/13	35,750
193	On S&P 500 Index, Strike @ 1375 EXP 4/20/13	7,720
136	On S&P 500 Index, Strike @ 1350 EXP 5/18/13	21,080
198	On S&P 500 Index, Strike @ 1375 EXP 5/18/13	39,600

		381,740

Total Purchased Put Options (Cost $1,264,528)		381,740

Unaffiliated Investment Company (2.2%)
3,920,092	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	3,920,092

Total Unaffiliated Investment Company (Cost $3,920,092)		3,920,092

Total Investment Securities (Cost $163,125,502)(b) - 103.0%		185,244,543
Net other assets (liabilities) - (3.0%)		(5,438,702)

Net Assets - 100.0%		$179,805,841

ADR	American Depositary Receipt
NYS	New York Shares

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Number of Contracts		Fair Value
Written Call Options (-3.1%)
(277)	On S&P 500 Index, Strike @ 1500 Exp 4/20/13	$(1,966,700)
(137)	On S&P 500 Index, Strike @ 1525 Exp 4/20/13	(664,450)
(217)	On S&P 500 Index, Strike @ 1550 Exp 4/20/13	(609,770)
(145)	On S&P 500 Index, Strike @ 1525 Exp 5/18/13	(793,150)
(160)	On S&P 500 Index, Strike @ 1535 Exp 5/18/13	(752,000)
(207)	On S&P 500 Index, Strike @ 1550 Exp 5/18/13	(751,410)

Total Written Call Options (Premiums Received $(3,596,683))		$(5,537,480)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (1.0%):
173,044	BAE Systems plc	$1,038,510
54,588	Cobham plc	201,959
24,365	European Aeronautic Defence & Space Co. NV	1,242,098
21,585	Finmeccanica SpA*^	104,285
39,742	Meggitt plc	297,575
98,620	Rolls-Royce Holdings plc	1,694,374
11,792	Safran SA	526,863
92,000	Singapore Technologies Engineering, Ltd.	320,504
4,457	Thales SA	188,658
1,773	Zodiac Aerospace	206,684

		5,821,510

Air Freight & Logistics (0.3%):
48,142	Deutsche Post AG	1,110,851
16,985	TNT Express NV	124,932
36,083	Toll Holdings, Ltd.	223,527
18,800	Yamato Holdings Co., Ltd. ^	341,190

		1,800,500

Airlines (0.1%):
57,000	All Nippon Airways Co., Ltd. ^	117,691
59,000	Cathay Pacific Airways, Ltd.	100,972
11,860	Deutsche Lufthansa AG, Registered Shares	231,674
49,798	International Consolidated Airlines Group SA*	192,458
3,035	Japan Airlines Co., Ltd.	141,606
57,609	Qantas Airways, Ltd.*	107,189
1,200	Ryanair Holdings plc, ADR	50,136
35,000	Singapore Airlines, Ltd.	307,196

		1,248,922

Auto Components (0.9%):
10,100	Aisin Sieki Co., Ltd.	372,193
35,300	Bridgestone Corp.	1,191,040
9,638	Compagnie Generale DES Establissements Michelin SCA, Class B	807,505
5,859	Continental AG	700,914
26,800	DENSO Corp.	1,139,779
83,566	GKN plc	336,878
5,000	Koito Manufacturing Co., Ltd.	86,326
9,000	NGK Spark Plug Co., Ltd.	138,155
7,800	NHK SPRING Co., Ltd.	81,510
5,300	NOK Corp. ^	76,658
5,798	Nokian Renkaat OYJ ^	258,695
12,581	Pirelli & C. SpA ^	132,138
7,400	Stanley Electric Co., Ltd.	128,290
8,700	Sumitomo Rubber Industries, Ltd.	146,019
3,700	Toyoda Gosei Co., Ltd.	88,934
3,100	Toyota Boshoku Corp.	43,868
8,400	Toyota Industries Corp.	309,316

		6,038,218

Automobiles (3.3%):
17,349	Bayerische Motoren Werke AG (BMW)	1,497,608
2,839	Bayerische Motoren Werke AG (BMW), Preferred Shares	181,385
10,000	Daihatsu Motor Co., Ltd.	207,790
48,453	Daimler AG, Registered Shares	2,637,149
44,823	Fiat SpA*	239,537

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
31,000	Fuji Heavy Industries, Ltd.	$492,554
87,100	Honda Motor Co., Ltd.	3,356,798
60,000	Isuzu Motors, Ltd.	363,190
139,000	Mazda Motor Corp.*	410,393
253,000	Mitsubishi Motors Corp.*	264,877
130,100	Nissan Motor Co., Ltd.	1,260,817
7,890	Porsche Automobil Holding SE, Preferred Shares	577,023
12,918	PSA Peugeot Citroen SA*^	93,763
9,919	Renault SA	622,788
19,600	Suzuki Motor Corp.	439,600
146,200	Toyota Motor Corp.	7,535,836
1,594	Volkswagen AG	299,875
14,800	Yamaha Motor Co., Ltd.	200,434

		20,681,417

Beverages (2.9%):
42,588	Anheuser-Busch InBev NV ^	4,220,519
20,400	Asahi Breweries, Ltd.	488,530
5,745	Carlsberg A/S, Class B ^	560,467
30,786	Coca-Cola Amatil, Ltd.	468,014
10,458	Coca-Cola Hellenic Bottling Co. SA	280,142
3,100	Coca-Cola West Co., Ltd.	54,073
27,692	DE Master Blenders 1753 NV*	428,215
132,211	Diageo plc	4,162,509
5,181	Heineken Holding NV ^	332,125
12,125	Heineken NV	915,164
46,000	Kirin Holdings Co., Ltd.	741,212
11,194	Pernod Ricard SA	1,396,181
1,082	Remy Cointreau SA	125,098
50,173	SABMiller plc	2,641,963
33,271	Treasury Wine Estates, Ltd.	198,058

		17,012,270

Biotechnology (0.3%):
5,525	Actelion, Ltd., Registered Shares	300,332
26,546	CSL, Ltd.	1,643,495
7,704	Grifols SA*	286,440

		2,230,267

Building Products (0.5%):
51,000	Asahi Glass Co., Ltd.	354,245
17,313	Assa Abloy AB, Class B	708,414
21,287	Compagnie de Saint-Gobain SA	789,951
13,400	Daikin Industries, Ltd.	528,632
1,938	Geberit AG, Registered Shares	477,596
13,900	JS Group Corp.	277,330
15,000	TOTO, Ltd.	134,754

		3,270,922

Capital Markets (1.8%):
49,956	3i Group plc	240,960
51,485	Aberdeen Asset Management plc	337,310
65,718	Credit Suisse Group AG, Registered Shares	1,734,942
87,300	Daiwa Securities Group, Inc.	618,522
49,640	Deutsche Bank AG, Registered Shares	1,936,797
28,305	ICAP plc	125,005
27,684	Investec plc	193,178
11,396	Julius Baer Group, Ltd.	444,077
16,813	Macquarie Group, Ltd.	652,905
28,014	Mediobanca SpA	143,530
192,800	Nomura Holdings, Inc.	1,196,011

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
891	Partners Group Holding AG	$220,064
9,460	Ratos AB, B Shares ^	100,077
11,690	SBI Holdings, Inc.	103,834
5,563	Schroders plc	179,034
191,178	UBS AG, Registered Shares	2,936,881

		11,163,127

Chemicals (3.8%):
16,327	Air Liquide SA	1,985,038
8,000	Air Water, Inc.	111,540
12,661	Akzo Nobel NV	804,397
3,152	Arkema, Inc.	287,025
66,000	Asahi Kasei Corp.	445,879
48,844	BASF SE	4,279,003
6,883	Croda International plc	287,029
14,000	Daicel Chemical Industries, Ltd.	109,651
22,000	Denki Kagaku Kogyo Kabushiki Kaisha	79,427
422	Ems-Chemie Holding AG	127,188
430	Givaudan SA, Registered Shares	528,522
5,400	Hitachi Chemical Co., Ltd. ^	82,760
82,004	Incitec Pivot, Ltd.	264,783
23,192	Israel Chemicals, Ltd.	300,282
121	Israel Corp., Ltd. (The)	92,011
10,649	Johnson Matthey plc	372,430
9,500	JSR Corp.	194,678
8,778	K+S AG, Registered Shares	408,279
15,000	Kaneka Corp.	86,749
11,000	Kansai Paint Co., Ltd.	122,325
7,936	Koninklijke DSM NV	462,279
17,900	Kuraray Co., Ltd.	252,481
4,266	Lanxess AG	302,565
9,768	Linde AG	1,816,850
71,000	Mitsubishi Chemical Holdings Corp.	338,013
20,000	Mitsubishi Gas Chemical Co., Inc.	132,385
43,000	Mitsui Chemicals, Inc. ^	93,709
8,900	Nitto Denko Corp.	534,906
12,651	Novozymes A/S, B Shares	428,774
19,969	Orica, Ltd.	509,489
21,600	Shin-Etsu Chemical Co., Ltd.	1,433,629
72,000	Showa Denko K.K. ^	108,596
123	Sika AG, Bearer Shares	299,206
3,072	Solvay SA	416,299
75,000	Sumitomo Chemical Co., Ltd.	235,727
4,883	Syngenta AG, Registered Shares	2,041,646
12,000	Taiyo Nippon Sanso Corp.	83,502
48,000	Teijin, Ltd.	111,281
75,000	Toray Industries, Inc.	509,383
48,000	Ube Industries, Ltd.	94,740
5,898	Umicore	277,429
9,576	Yara International ASA	435,724

		21,887,609

Commercial Banks (13.0%):
61,000	Aozora Bank, Ltd.	172,214
143,380	Australia & New Zealand Banking Group, Ltd.	4,274,374
357,240	Banca Monte dei Paschi di Siena SpA*^	85,229
291,264	Banco Bilbao Vizcaya Argentaria SA	2,539,534
152,992	Banco de Sabadell SA*	281,113

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
97,520	Banco Espirito Santo SA*	$100,017
88,522	Banco Popolare Societa Cooperativa*	112,358
267,884	Banco Popular Espanol SA	200,560
560,504	Banco Santander SA	3,791,355
55,152	Bank Hapoalim BM*	250,466
65,700	Bank Leumi Le*(a)	231,927
68,400	Bank of East Asia, Ltd. (The)	270,238
17,000	Bank of Kyoto, Ltd. (The)	166,646
63,000	Bank of Yokohama, Ltd. (The)	365,491
50,462	Bankia SA*^	10,789
144	Banque Cantonale Vaudoise, Registered Shares ^	80,528
591,901	Barclays plc	2,622,868
19,668	Bendigo and Adelaide Bank, Ltd.	211,072
53,217	BNP Paribas SA	2,741,301
198,000	BOC Hong Kong Holdings, Ltd.	661,004
37,000	Chiba Bank, Ltd. (The)	266,793
9,000	Chugoku Bank, Ltd. (The)	145,611
164,030	Chuo Mitsui Trust Holdings, Inc.	780,344
194,309	Commerzbank AG*^	285,521
84,709	Commonwealth Bank of Australia	6,019,570
51,583	Credit Agricole SA*	426,428
54,942	Criteria Caixacorp SA ^	186,548
33,828	Danske Bank A/S*	606,544
99,000	DBS Group Holdings, Ltd.	1,281,097
53,741	DnB NOR ASA	791,203
11,428	Erste Group Bank AG*	318,994
40,000	Fukuoka Financial Group, Inc.	200,597
20,000	Gunma Bank, Ltd. (The)	119,407
22,000	Hachijuni Bank, Ltd. (The)	131,681
39,300	Hang Seng Bank, Ltd.	631,354
25,000	Hiroshima Bank, Ltd. (The) ^	121,039
965,844	HSBC Holdings plc ^	10,280,598
43,250	Intesa Sanpaolo	54,824
537,669	Intesa Sanpaolo SpA	792,259
14,000	Iyo Bank, Ltd. (The)	129,968
33,000	Joyo Bank, Ltd. (The)	184,099
12,501	KBC Groep NV	431,233
2,236,849	Lloyds Banking Group plc*	1,663,972
679,100	Mitsubishi UFJ Financial Group, Inc.	4,094,134
5,964	Mizrahi Tefahot Bank, Ltd.*	63,712
1,219,339	Mizuho Financial Group, Inc. ^	2,618,692
122,802	National Australia Bank, Ltd.	3,952,466
49,437	Natixis	187,954
35,000	Nishi-Nippon City Bank, Ltd. (The)	108,681
138,408	Nordea Bank AB	1,571,048
140,000	Oversea-Chinese Banking Corp., Ltd.	1,204,831
2,377	Raiffeisen International Bank-Holding AG ^	80,899
110,087	Resona Holdings, Inc. ^	581,601
111,583	Royal Bank of Scotland Group plc*	469,406
25,800	Seven Bank, Ltd.	83,043
76,000	Shinsei Bank, Ltd.	174,896
27,000	Shizuoka Bank, Ltd. (The)	304,875
74,958	Skandinaviska Enskilda Banken AB, Class A ^	754,268
37,449	Societe Generale*	1,235,272
127,542	Standard Chartered plc	3,303,439

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
71,869	Sumitomo Mitsui Financial Group, Inc.	$2,949,655
9,000	Suruga Bank, Ltd.	144,542
26,074	Svenska Handelsbanken AB, A Shares ^	1,116,390
42,829	Swedbank AB, A Shares ^	976,178
44,063	UBI Banca - Unione di Banche Italiane SCPA	162,722
211,196	UniCredit SpA*^	907,958
70,000	United Overseas Bank, Ltd.	1,152,597
162,238	Westpac Banking Corp.	5,217,173
9,500	Wing Hang Bank, Ltd.	101,150
11,000	Yamaguchi Financial Group, Inc.	109,912

		78,646,262

Commercial Services & Supplies (0.6%):
13,651	Aggreko plc	371,087
18,563	Babcock International Group plc	307,590
88,149	Brambles, Ltd.	779,855
28,000	Dai Nippon Printing Co., Ltd. ^	267,353
8,587	Edenred	281,149
73,345	G4S plc	325,598
5,000	Park24 Co., Ltd.	97,913
10,900	SECOM Co., Ltd.	563,288
15,633	Securitas AB, B Shares	147,393
25,280	Serco Group plc	241,550
1,491	Societe BIC SA	173,242
28,000	Toppan Printing Co., Ltd. ^	201,989

		3,758,007

Communications Equipment (0.4%):
198,034	Nokia OYJ ^	646,817
160,693	Telefonaktiebolaget LM Ericsson, B Shares	2,005,763

		2,652,580

Computers & Peripherals (0.4%):
102,000	Fujitsu, Ltd.	425,935
4,236	Gemalto NV	369,633
121,000	NEC Corp.	323,429
209,000	Toshiba Corp.	1,064,303

		2,183,300

Construction & Engineering (0.5%):
7,109	ACS, Actividades de Construccion y Servicios SA*	166,087
33,846	Balfour Beatty plc	121,081
9,840	Bouygues SA	267,056
8,000	Chiyoda Corp. ^	89,653
20,604	Ferrovial SA	328,237
1,489	Hochtief AG*	96,875
11,000	JGC Corp.	282,233
42,000	Kajima Corp.	114,194
6,000	Kinden Corp.	39,377
3,862	Koninklijke Boskalis Westminster NV	153,502
7,360	Leighton Holdings, Ltd.	157,928
34,000	Obayashi Corp.	162,830
30,000	Shimizu Corp. ^	98,556
19,602	Skanska AB, B Shares	354,849
51,000	TAISEI Corp. ^	141,945
24,161	Vinci SA	1,089,548

		3,663,951

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.6%):
39,357	Boral, Ltd.	$201,794
38,549	CRH plc	851,703
35,917	Fletcher Building, Ltd.	257,947
7,616	HeidelbergCement AG	547,547
12,182	Holcim, Ltd., Registered Shares	972,189
1,754	Imerys SA	114,050
21,960	James Hardie Industries SE	229,655
9,604	Lafarge SA	638,696
59,000	Taiheiyo Cement Corp.	141,703

		3,955,284

Consumer Finance (0.1%):
2,070	ACOM Co., Ltd.*	59,222
3,700	Aeon Credit Service Co., Ltd. ^	104,900
8,400	Credit Saison Co., Ltd.	210,353

		374,475

Containers & Packaging (0.2%):
64,450	Amcor, Ltd.	625,673
40,750	Rexam plc	326,727
8,000	Toyo Seikan Kaisha, Ltd.	110,866

		1,063,266

Distributors (0.1%):
6,000	Jardine Cycle & Carriage, Ltd.	247,714
302,000	Li & Fung, Ltd. ^	417,112

		664,826

Diversified Consumer Services (0.0%):
3,300	Benesse Holdings, Inc.	140,517

Diversified Financial Services (1.1%):
8,898	ASX, Ltd.	336,514
74,028	BGP Holdings plc*(b)(c)(d)	—
10,364	Deutsche Boerse AG	627,578
1,515	Eurazeo	76,866
3,496	EXOR SpA	97,967
110,000	First Pacific Co., Ltd.	149,408
4,149	Groupe Bruxelles Lambert SA ^	317,357
12,202	Hargreaves Lansdown plc	161,019
56,000	Hong Kong Exchanges & Clearing, Ltd.	955,820
6,331	Industrivarden AB, C Shares	115,492
199,785	ING Groep NV*	1,435,644
26,362	Investor AB, B Shares	762,812
2,500	Japan Exchange Group, Inc.	233,019
10,342	Kinnevik Investment AB, Class B	250,913
9,355	London Stock Exchange Group plc	186,747
29,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	155,553
53,600	ORIX Corp.	684,725
1,327	Pargesa Holding SA	90,360
6,655	Pohjola Bank plc ^	97,124
43,000	Singapore Exchange, Ltd.	267,531

		7,002,449

Diversified Telecommunication Services (3.2%):
8,121	Belgacom SA	202,056
101,793	Bezeq The Israeli Telecommunication Corp., Ltd.	141,381
411,698	BT Group plc	1,734,446
147,823	Deutsche Telekom AG, Registered Shares	1,562,899
7,163	Elisa OYJ ^	133,111
98,999	France Telecom SA	1,003,706
115,000	HKT Trust & HKT, Ltd.	115,089

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,190	Iliad SA	$253,298
23,061	Inmarsat plc	246,697
51,468	Koninklijke (Royal) KPN NV	174,386
22,876	Nippon Telegraph & Telephone Corp. ^	998,090
210,000	PCCW, Ltd.	97,465
30,963	Portugal Telecom SGPS SA, Registered Shares	153,906
429,000	Singapore Telecommunications, Ltd.	1,244,230
1,194	Swisscom AG, Registered Shares	552,826
41,901	TDC A/S (a)	323,660
15,915	Tele2 AB, B Shares	277,399
91,680	Telecom Corp. of New Zealand, Ltd.	179,730
303,854	Telecom Italia SpA	187,667
518,883	Telecom Italia SpA	368,458
219,099	Telefonica SA	2,961,211
10,348	Telekom Austria AG	67,960
3,024	Telenet Group Holding NV	149,505
36,374	Telenor ASA	798,060
112,332	TeliaSonera AB	803,342
229,816	Telstra Corp., Ltd.	1,080,137
71,045	Vivendi	1,471,254
6,165	Ziggo NV	217,034

		17,499,003

Electric Utilities (1.9%):
1,332	Acciona SA	73,232
24,000	Cheung Kong Infrastructure Holdings, Ltd.	164,678
32,800	Chubu Electric Power Co., Inc. ^	399,735
15,300	Chugoku Electric Power Co., Inc. (The)	199,882
93,000	CLP Holdings, Ltd.	815,211
19,882	Contact Energy, Ltd.	94,907
93,983	E.ON AG	1,641,455
98,342	EDP - Energias de Portugal SA	303,505
12,609	Electricite de France	241,909
344,692	Enel SpA	1,130,468
22,683	Fortum OYJ	458,440
9,600	Hokkaido Electric Power Co., Inc.*	98,280
8,900	Hokuriku Electric Power Co. ^	110,024
71,500	Hongkong Electric Holdings, Ltd.	676,543
257,569	Iberdrola SA	1,201,014
39,900	Kansai Electric Power Co., Inc. (The)*	378,823
21,500	Kyushu Electric Power Co., Inc.*	219,497
3,430	Oesterreichische Elektrizitaetswirtschafts AG, Class A	74,402
5,557	Red Electrica Corporacion SA	279,704
50,103	Scottish & Southern Energy plc	1,131,918
8,400	Shikoku Electric Power Co., Inc.*^	119,680
86,670	SP AusNet	107,885
66,602	Terna - Rete Elettrica Nationale SpA	276,245
22,600	Tohoku Electric Power Co., Inc.*	180,072
72,900	Tokyo Electric Power Co., Inc. (The)*	181,324

		10,558,833

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.2%):
115,565	ABB, Ltd.	$2,610,709
11,026	Alstom SA	449,774
30,000	Fuji Electric Holdings Co., Ltd.	88,150
36,000	Furukawa Electric Co., Ltd. (The) ^	79,637
19,000	GS Yuasa Corp. ^	79,442
12,221	Legrand SA (a)	533,176
1,100	Mabuchi Motor Co., Ltd.	59,447
103,000	Mitsubishi Electric Corp.	840,434
5,600	Nidec Corp. ^	335,584
10,338	Prysmian SpA	213,219
28,292	Schneider Electric SA	2,069,125
38,500	Sumitomo Electric Industries, Ltd.	473,036
6,000	Ushio, Inc.	61,355

		7,893,088

Electronic Equipment, Instruments & Components (1.1%):
14,500	Citizen Holdings Co., Ltd.	74,216
23,600	Fujifilm Holdings Corp.	467,537
3,700	Hamamatsu Photonics K.K.	146,682
11,938	Hexagon AB, B Shares	325,713
1,500	Hirose Electric Co., Ltd. ^	197,986
3,500	Hitachi High-Technologies Corp.	73,257
256,100	Hitachi, Ltd.	1,493,879
22,500	HOYA Corp.	423,338
5,800	IBIDEN Co., Ltd. ^	90,814
2,470	Keyence Corp.	758,938
8,000	Kyocera Corp.	734,567
10,800	Murata Manufacturing Co., Ltd.	816,226
19,000	Nippon Electric Glass Co., Ltd.	94,681
10,300	Omron Corp.	260,754
7,175	Rexel SA	156,635
12,000	Shimadzu Corp.	85,458
6,200	TDK Corp. ^	217,489
12,000	Yaskawa Electric Corp.	120,755
10,600	Yokogawa Electric Corp.	106,605

		6,645,530

Energy Equipment & Services (0.7%):
8,641	Aker Solutions ASA	161,574
15,778	AMEC plc	253,340
7,957	Compagnie Generale de Geophysique-Veritas*	178,965
3,450	Fugro NV	191,690
13,460	Petrofac, Ltd.	293,232
13,541	Saipem SpA	417,259
20,462	Seadrill, Ltd.	744,853
14,264	Subsea 7 SA	334,735
5,206	Technip-Coflexip SA	534,003
24,273	Tenaris SA	493,885
19,162	Transocean, Ltd.*	990,382
10,332	WorleyParsons, Ltd.	266,563

		4,860,481

Food & Staples Retailing (1.9%):
30,900	Aeon Co., Ltd.	400,099
31,893	Carrefour SA	875,986
2,830	Casino Guichard-Perrachon SA	297,521
3,828	Colruyt SA ^	185,160
5,417	Delhaize Group	296,077
30,395	Distribuidora Internacional de Alimentacion SA	210,395
3,000	FamilyMart Co., Ltd.	137,157
63,401	J Sainsbury plc	364,813

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
11,089	Jeronimo Martins SGPS SA	$215,898
3,399	Kesko OYJ, B Shares	106,252
52,395	Koninklijke Ahold NV	803,302
3,000	LAWSON, Inc.	230,509
46,911	Metcash, Ltd. ^	202,724
6,879	Metro AG	195,611
85,000	Olam International, Ltd. ^	118,193
39,400	Seven & I Holdings Co., Ltd.	1,306,883
421,268	Tesco plc	2,448,874
53,569	Wesfarmers, Ltd.	2,248,065
120,612	William Morrison Supermarkets plc	506,457
65,458	Woolworths, Ltd.	2,309,829

		13,459,805

Food Products (4.1%):
33,000	Ajinomoto Co., Inc.	485,350
4,374	Aryzta AG	258,527
18,350	Associated British Foods plc	530,165
100	Barry Callebaut AG, Registered Shares ^	96,536
800	Calbee, Inc. ^	63,031
30,961	Danone SA	2,156,941
446,382	Golden Agri-Resources, Ltd.	209,256
7,694	Kerry Group plc, Class A	458,656
8,000	Kikkoman Corp. ^	139,984
44	Lindt & Spruengli AG	169,450
5	Lindt & Spruengli AG, Registered Shares	225,654
3,226	Meiji Holdings Co., Ltd. ^	147,879
170,450	Nestle SA, Registered Shares	12,335,278
9,000	Nippon Meat Packers, Inc.	145,614
9,000	Nisshin Seifun Group, Inc.	118,984
2,900	Nissin Foods Holdings Co., Ltd. ^	133,300
4,196	Suedzucker AG	177,255
24,329	Tate & Lyle plc	314,699
6,000	Toyo Suisan Kaisha, Ltd.	185,359
82,660	Unilever NV*(b)(c)	—
86,076	Unilever NV	3,528,221
67,957	Unilever plc	2,882,762
106,000	Wilmar International, Ltd.	295,806
4,900	Yakult Honsha Co., Ltd. ^	197,692
6,000	Yamazaki Baking Co., Ltd.	79,139

		25,335,538

Gas Utilities (0.5%):
42,471	APA Group	264,029
9,813	Enagas	229,261
18,154	Gas Natural SDG SA	321,711
280,934	Hong Kong & China Gas Co., Ltd.	820,623
100,000	Osaka Gas Co., Ltd.	437,264
86,684	Snam Rete Gas SpA	395,425
21,000	Toho Gas Co., Ltd. ^	133,741
133,000	Tokyo Gas Co., Ltd.	719,018

		3,321,072

Health Care Equipment & Supplies (0.7%):
2,906	Cochlear, Ltd. ^	206,252
5,860	Coloplast A/S, Class B	315,209
18,800	Elekta AB, B Shares ^	285,640
10,741	Essilor International SA Cie Generale d’Optique	1,195,376
10,309	Getinge AB, B Shares	315,004
10,900	Olympus Co., Ltd.*	258,993
46,280	Smith & Nephew plc	535,318

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,551	Sonova Holding AG, Registered Shares ^	$306,462
3,800	Sysmex Corp.	231,599
7,800	Terumo Corp.	335,369
1,418	William Demant Holding A/S*	119,028

		4,104,250

Health Care Providers & Services (0.4%):
2,100	Alfresa Holdings Corp.	114,664
3,957	Celesio AG	74,294
11,292	Fresenius Medical Care AG & Co., KGaA	762,255
6,625	Fresenius SE & Co. KGaA	817,655
7,600	Medipal Holdings Corp.	107,049
2,800	Miraca Holdings, Inc.	134,430
7,369	Ramsay Health Care, Ltd.	247,765
19,374	Sonic Healthcare, Ltd.	282,650
3,600	Suzuken Co., Ltd.	130,608

		2,671,370

Health Care Technology (0.0%):
32	M3, Inc.	62,397

Hotels, Restaurants & Leisure (1.1%):
7,574	Accor SA	263,224
9,360	Carnival plc	328,634
96,780	Compass Group plc	1,236,417
20,141	Crown, Ltd.	258,630
38,954	Echo Entertainment Group, Ltd.	141,450
2,846	Flight Centre, Ltd. ^	99,976
115,000	Galaxy Entertainment Group, Ltd.*	481,898
321,757	Genting Singapore plc ^	388,933
14,026	InterContinental Hotels Group plc	428,761
3,429	McDonald’s Holdings Co., Ltd.	92,268
52,400	MGM China Holdings, Ltd.	112,207
10,744	OPAP SA	84,824
2,600	Oriental Land Co., Ltd.	425,954
124,900	Sands China, Ltd.	647,949
81,333	Shangri-La Asia, Ltd.	159,707
100,000	SJM Holdings, Ltd.	250,364
30,318	Sky City Entertainment Group, Ltd.	111,975
4,928	Sodexo, Inc.	459,436
39,804	Tabcorp Holdings, Ltd.	134,059
71,081	Tatts Group, Ltd.	234,991
22,438	Tui Travel plc	111,377
9,185	Whitbread plc	359,626
80,400	Wynn Macau, Ltd.*	214,607

		7,027,267

Household Durables (0.6%):
12,300	Casio Computer Co., Ltd. ^	96,331
12,339	Electrolux AB, Series B ^	314,504
21,564	Husqvarna AB, B Shares*^	127,490
117,700	Panasonic Corp.	885,940
1,700	Rinnai Corp.	121,167
22,000	Sekisui Chemical Co., Ltd.	243,594
28,000	Sekisui House, Ltd.	381,058
53,000	Sharp Corp.*^	151,705
53,800	Sony Corp. ^	934,037

		3,255,826

Household Products (0.7%):
9,427	Henkel AG & Co. KGaA, Preferred Shares	907,553
6,682	Henkel AG & Co. KGaA	527,582

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
34,289	Reckitt Benckiser Group plc	$2,460,023
5,700	Unicharm Corp. ^	325,753

		4,220,911

Independent Power Producers & Energy Traders (0.0%):
5,900	Electric Power Development Co., Ltd.	150,177
91,779	Enel Green Power SpA	172,338

		322,515

Industrial Conglomerates (1.8%):
222	Delek Group, Ltd.	62,408
60,000	Hankyu Hanshin Holdings, Inc.	362,473
118,000	Hutchison Whampoa, Ltd.	1,234,655
77,200	Keppel Corp., Ltd.	698,686
50,421	Koninklijke Philips Electronics NV	1,498,269
77,500	NWS Holdings, Ltd.	138,178
39,074	Orkla ASA	313,615
62,000	SembCorp Industries, Ltd.	259,869
44,709	Siemens AG, Registered Shares	4,815,956
20,354	Smiths Group plc	390,011
1,757	Wendel	186,210

		9,960,330

Insurance (5.0%):
10,385	Admiral Group plc	210,674
98,389	AEGON NV	592,308
12,376	Ageas NV	418,907
638,000	AIA Group, Ltd.	2,796,548
23,180	Allianz SE, Registered Shares +	3,149,271
153,987	AMP, Ltd.	837,625
61,924	Assicurazioni Generali SpA	969,238
155,455	Aviva plc	700,315
94,867	AXA SA	1,635,181
2,394	Baloise Holding AG, Registered Shares	224,453
7,892	CNP Assurances	108,338
454	Dai-ichi Life Insurance Co., Ltd. (The)	610,000
11,140	Delta Lloyd NV	192,221
10,566	Gjensidige Forsikring ASA	175,059
3,062	Hannover Rueckversicherung AG, Registered Shares	240,200
107,922	Insurance Australia Group, Ltd.	643,195
313,196	Legal & General Group plc	822,442
37,231	Mapfre SA	115,193
26,011	MS&AD Insurance Group Holdings, Inc.	579,524
9,446	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,767,117
19,125	NKSJ Holdings, Inc. ^	402,195
258,373	Old Mutual plc	799,304
136,551	Prudential plc	2,221,654
62,703	QBE Insurance Group, Ltd.	884,742
72,476	Resolution, Ltd.	300,762
196,833	RSA Insurance Group plc	348,934
22,091	Sampo OYJ, A Shares	850,291
8,601	SCOR SE	247,064
8,600	Sony Financial Holdings, Inc.	128,517
124,942	Standard Life plc	696,787
68,250	Suncorp-Metway, Ltd.	842,195
1,706	Swiss Life Holding AG, Registered Shares ^	253,232
18,663	Swiss Re AG	1,519,350

Shares		Fair Value
Common Stocks, continued
Insurance, continued
29,436	T&D Holdings, Inc.	$352,514
36,900	Tokio Marine Holdings, Inc.	1,066,754
1,259	Tryg A/S	101,721
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG	101,931
7,715	Zurich Insurance Group AG	2,149,310

		30,055,066

Internet & Catalog Retail (0.1%):
36,600	Rakuten, Inc.	374,528

Internet Software & Services (0.1%):
5,300	DeNA Co., Ltd. ^	144,412
5,200	Gree, Inc. ^	65,443
4,861	United Internet AG, Registered Shares	118,222
756	Yahoo! Japan Corp. ^	348,409

		676,486

IT Services (0.3%):
15,949	Amadeus IT Holding SA, A Shares (a)	431,705
2,825	Atos Origin SA	194,525
9,081	Cap Gemini SA	413,845
22,883	Computershare, Ltd.	243,602
1,200	Itochu Techno-Solutions Corp.	59,392
5,200	Nomura Research Institute, Ltd.	134,799
67	NTT Data Corp.	221,332
900	Otsuka Corp.	98,009

		1,797,209

Leisure Equipment & Products (0.2%):
9,300	Namco Bandai Holdings, Inc.	164,829
18,100	Nikon Corp. ^	426,671
2,600	Sankyo Co., Ltd.	121,788
9,900	Sega Sammy Holdings, Inc.	198,873
3,900	Shimano, Inc.	319,444
8,900	Yamaha Corp.	86,734

		1,318,339

Life Sciences Tools & Services (0.0%):
2,763	Lonza Group AG, Registered Shares ^	179,490
12,023	QIAGEN NV*	250,785

		430,275

Machinery (2.8%):
17,517	Alfa Laval AB	404,880
19,000	AMADA Co., Ltd.	126,187
3,752	Andritz AG ^	251,897
35,793	Atlas Copco AB, A Shares	1,020,294
20,114	Atlas Copco AB, B Shares	510,216
10,100	Fanuc, Ltd.	1,554,095
43,905	Fiat Industrial SpA	494,071
9,721	GEA Group AG	320,611
15,000	Hino Motors, Ltd.	162,926
5,500	Hitachi Construction Machinery Co., Ltd.	118,365
68,000	IHI Corp.	207,030
16,486	IMI plc	324,586
42,415	Invensys plc	226,890
15,000	Japan Steel Works, Ltd. (The) ^	79,482
11,200	JTEKT Corp.	106,116
72,000	Kawasaki Heavy Industries, Ltd.	228,390
49,100	Komatsu, Ltd.	1,172,020
8,244	Kone OYJ, B Shares	649,856

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
63,000	Kubota Corp.	$913,515
5,900	Kurita Water Industries, Ltd.	130,854
5,600	Makita Corp.	249,719
2,161	MAN AG	232,480
63,542	Melrose Industries plc	256,420
6,505	Metso Corp. OYJ ^	277,885
171,000	Mitsubishi Heavy Industries, Ltd.	989,961
5,200	Nabtesco Corp. ^	106,732
14,000	NGK Insulators, Ltd. ^	149,401
24,000	NSK, Ltd.	182,972
53,790	Sandvik AB	830,365
16,551	Scania AB, B Shares	347,447
1,097	Schindler Holding AG, Registered Shares	156,601
2,526	Schindler Holding AG ^	370,469
43,000	SembCorp Marine, Ltd. ^	154,035
20,141	SKF AB, B Shares	492,980
2,900	SMC Corp.	563,511
1,254	Sulzer AG, Registered Shares	214,839
30,000	Sumitomo Heavy Industries, Ltd.	118,989
5,900	THK Co., Ltd.	117,025
5,315	Vallourec SA	255,706
83,988	Volvo AB, B Shares	1,224,233
8,611	Wartsila Corp. OYJ	388,434
11,052	Weir Group plc (The)	380,318
104,250	Yangzijiang Shipbuilding Holdings, Ltd. ^	81,738
7,712	Zardoya Otis SA ^	103,127

		17,247,668

Marine (0.3%):
30	A.P. Moller - Maersk A/S, Class A	224,842
68	A.P. Moller - Maersk A/S, Class B	534,173
2,821	Kuehne & Nagel International AG, Registered Shares	308,177
53,000	Mitsui O.S.K. Lines, Ltd.*	175,696
82,000	Nippon Yusen Kabushiki Kaisha	211,190
12,000	Orient Overseas International, Ltd.	81,243

		1,535,321

Media (1.4%):
1,945	Axel Springer AG ^	84,302
56,259	British Sky Broadcasting Group plc	754,979
9,277	Dentsu, Inc. ^	277,604
6,975	Eutelsat Communications SA	246,060
1,150	Hakuhodo DY Holdings, Inc.	88,631
190,402	ITV plc	374,600
3,622	JC Decaux SA	99,527
110	Jupiter Telecommunications Co., Ltd.	144,083
4,847	Kabel Deutschland Holding AG	446,891
6,178	Lagardere S.C.A.	227,614
43,469	Pearson plc	783,230
5,356	ProSiebenSat.1 Media AG, Preferred Shares	191,300
9,666	Publicis Groupe	648,814
37,514	Reed Elsevier NV	642,985
63,689	Reed Elsevier plc	758,094
15,638	SES, Class A	490,307
55,000	Singapore Press Holdings, Ltd. ^	198,975
5,900	Toho Co., Ltd.	123,376
15,705	Wolters Kluwer NV ^	343,168

Shares		Fair Value
Common Stocks, continued
Media, continued
66,587	WPP plc	$1,064,865

		7,989,405

Metals & Mining (4.0%):
121,635	Alumina, Ltd.*	142,093
74,828	Anglo American plc	1,925,968
20,062	Antofagasta plc	300,356
53,651	ArcelorMittal ^	692,939
112,607	BHP Billiton plc	3,268,874
170,323	BHP Billiton, Ltd.	5,827,033
13,613	Boliden AB	219,673
15,000	Daido Steel Co., Ltd. ^	79,950
12,730	Eurasian Natural Resource Corp.	47,665
16,017	Evraz plc	54,363
75,117	Fortescue Metals Group, Ltd. ^	311,017
9,353	Fresnillo plc	193,276
209,793	Glencore International plc ^	1,140,454
8,000	Hitachi Metals, Ltd.	76,596
21,724	Iluka Resources, Ltd. ^	212,362
25,100	JFE Holdings, Inc.	485,294
11,153	Kazakhmys plc	66,573
129,000	Kobe Steel, Ltd.*	151,797
2,600	Maruichi Steel Tube, Ltd.	60,721
60,000	Mitsubishi Materials Corp.	169,719
40,143	Newcrest Mining, Ltd.	838,677
404,480	Nippon Steel Corp.	1,029,554
46,105	Norsk Hydro ASA ^	200,602
15,853	OZ Minerals, Ltd.	88,373
4,655	Randgold Resources, Ltd.	400,790
70,351	Rio Tinto plc	3,313,044
23,054	Rio Tinto, Ltd.	1,377,124
2,080	Salzgitter AG	83,498
7,915	Sims Metal Management, Ltd.	82,933
28,000	Sumitomo Metal & Mining Co., Ltd.	397,800
20,815	ThyssenKrupp AG*	423,576
5,334	Vedanta Resources plc	81,555
5,410	Voestalpine AG	166,317
112,130	Xstrata plc	1,827,389
2,000	Yamato Kogyo Co., Ltd.	54,814

		25,792,769

Multiline Retail (0.4%):
2,700	Don Quijote Co., Ltd.	119,792
26,712	Harvey Norman Holdings, Ltd. ^	76,260
18,000	Isetan Mitsukoshi Holdings, Ltd. ^	260,207
24,000	J. Front Retailing Co., Ltd.	187,636
87,372	Marks & Spencer Group plc	517,829
11,600	MARUI GROUP Co., Ltd.	120,538
8,774	Next plc	583,017
3,986	Pinault Printemps Redoute	877,447
12,000	Takashimaya Co., Ltd.	119,132

		2,861,858

Multi-Utilities (1.2%):
29,686	AGL Energy, Ltd.	491,033
273,503	Centrica plc	1,530,285
71,774	GDF Suez	1,383,224
193,179	National Grid plc	2,249,256
1,990	RWE AG, Preferred Shares	71,375
25,999	RWE AG	969,407
14,331	Suez Environnement Co.	182,868

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
17,501	Veolia Environnement	$220,902

		7,098,350

Office Electronics (0.5%):
12,900	Brother Industries, Ltd.	133,644
60,800	Canon, Inc.	2,242,482
25,500	Konica Minolta Holdings, Inc.	186,787
33,000	Ricoh Co., Ltd.	359,561

		2,922,474

Oil, Gas & Consumable Fuels (6.2%):
180,893	BG Group plc	3,104,853
1,006,881	BP plc	7,069,880
7,152	Caltex Australia, Ltd.	159,717
27,000	Cosmo Oil Co., Ltd. ^	56,839
133,493	Eni SpA	2,997,230
13,865	Galp Energia SGPS SA, B Shares	217,337
1,100	Idemitsu Kosan Co., Ltd.	95,823
113	INPEX Corp.	607,451
1,500	Japan Petroleum Exploration Co., Ltd.	59,064
121,370	JX Holdings, Inc.	682,330
11,224	Lundin Petroleum AB*	243,280
6,853	Neste Oil OYJ*	96,731
7,578	OMV AG	322,488
58,662	Origin Energy, Ltd.	813,592
43,345	Repsol YPF SA	881,851
194,302	Royal Dutch Shell plc, A Shares	6,309,136
140,787	Royal Dutch Shell plc, B Shares	4,684,109
53,754	Santos, Ltd.	698,766
8,700	Showa Shell Sekiyu K.K.	61,789
58,653	Statoil ASA	1,432,617
15,000	TonenGeneral Sekiyu K.K.	148,800
113,043	Total SA	5,402,454
48,228	Tullow Oil plc	902,572
23,492	Whitehaven Coal, Ltd. ^	52,042
34,826	Woodside Petroleum, Ltd.	1,303,708

		38,404,459

Paper & Forest Products (0.2%):
5,267	Nippon Paper Group, Inc. ^	82,038
40,000	Oji Paper Co., Ltd. ^	150,304
29,253	Stora Enso OYJ, R Shares	189,485
30,464	Svenska Cellulosa AB, B Shares*	786,862
26,639	UPM-Kymmene OYJ	298,404

		1,507,093

Personal Products (0.5%):
5,159	Beiersdorf AG	476,530
28,000	Kao Corp.	907,337
12,908	L’Oreal SA	2,047,878
18,100	Shiseido Co., Ltd. ^	254,271

		3,686,016

Pharmaceuticals (8.7%):
23,400	Astellas Pharma, Inc.	1,262,409
65,903	AstraZeneca plc	3,313,123
43,837	Bayer AG	4,522,494
11,100	Chugai Pharmaceutical Co., Ltd.	247,589
34,800	Daiichi Sankyo Co., Ltd.	671,152
8,300	Dainippon Sumitomo Pharma Co., Ltd. ^	147,114
13,200	Eisai Co., Ltd. ^	591,291
26,421	Elan Corp. plc	306,756
258,481	GlaxoSmithKline plc	6,049,186

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,300	Hisamitsu Pharmaceutical Co., Inc.	$178,790
13,000	Kyowa Hakko Kogyo Co., Ltd.	147,407
3,322	Merck KGaA	501,277
11,100	Mitsubishi Tanabe Pharma Corp.	170,042
121,762	Novartis AG, Registered Shares	8,673,588
21,623	Novo Nordisk A/S, B Shares	3,530,295
4,100	Ono Pharmaceutical Co., Ltd.	253,843
4,978	Orion OYJ, Class B	130,968
19,500	Otsuka Holdings Co., Ltd.	679,238
37,165	Roche Holding AG	8,679,771
62,952	Sanofi-Aventis SA	6,418,842
3,700	Santen Pharmaceutical Co., Ltd.	171,748
15,100	Shionogi & Co., Ltd.	305,899
29,125	Shire plc	886,847
1,900	Taisho Pharmaceutical Holdings Co., Ltd.	134,772
42,700	Takeda Pharmacuetical Co., Ltd.	2,337,749
47,119	Teva Pharmaceutical Industries, Ltd.	1,874,353
3,200	Tsumura & Co.	117,047
5,957	UCB SA	380,529

		52,684,119

Professional Services (0.7%):
6,712	Adecco SA, Registered Shares	368,156
16,986	ALS, Ltd.	185,879
2,841	Bureau Veritas SA	353,728
33,721	Capita Group plc	461,401
53,341	Experian plc	927,513
9,414	Intertek Group plc	486,279
6,267	Randstad Holding NV	256,799
296	SGS SA, Registered Shares	727,453

		3,767,208

Real Estate Investment Trusts (REITs) (1.6%):
114,000	Ascendas Real Estate Investment Trust	239,415
54,399	British Land Co. plc	449,446
85,606	CaitaMalls Asia, Ltd.	141,893
128,000	CapitaCommercial Trust ^	163,808
139,000	CapitaMall Trust	234,626
102,406	CFS Retail Property Trust	215,065
3,464	Corio NV	161,708
238,231	Dexus Property Group	259,323
69,750	Federation Centres	171,503
1,419	Fonciere des Regions SA	111,144
1,109	Gecina SA	128,766
73,577	GPT Group	284,888
36,599	Hammerson plc +	274,171
1,213	ICADE	106,155
40	Japan Prime Realty Investment Corp.	154,838
30	Japan Real Estate Investment Corp.	415,340
106	Japan Retail Fund Investment Corp.	262,992
5,139	Klepierre	202,014
40,391	Land Securities Group plc	509,001
44,762	Liberty International plc	227,729
122,000	Link REIT (The)	665,053
87,222	Macquarie Goodman Group	434,910
178,624	Mirvac Group	302,368
36	Nippon Building Fund, Inc.	504,366
13	Nomura Real Estate Office Fund, Inc.	95,748

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
38,498	SERGO plc	$148,839
112,287	Stockland Trust Group	427,876
4,861	Unibail-Rodamco SE	1,132,059
112,458	Westfield Group	1,272,629
149,098	Westfield Retail Trust	469,579

		10,167,252

Real Estate Management & Development (2.1%):
3,600	AEON Mall Co., Ltd.	109,836
145,000	CapitaLand, Ltd.	413,821
74,000	Cheung Kong Holdings, Ltd.	1,094,136
30,000	City Developments, Ltd.	274,811
3,700	Daito Trust Construction Co., Ltd.	317,340
26,000	Daiwa House Industry Co., Ltd.	509,156
122,000	Global Logistic Properties, Ltd.	258,607
115,000	Hang Lung Properties, Ltd.	430,120
53,000	Henderson Land Development Co., Ltd.	363,145
27,000	Hopewell Holdings, Ltd.	109,435
15,200	Hulic Co., Ltd.	125,268
31,000	Hysan Development Co., Ltd.	156,852
7,136	Immoeast AG Npv(Exchange)*(b)(c)	—
49,463	Immofinanz Immobilien Anlagen AG	187,473
40,000	Keppel Land, Ltd.	127,471
37,000	Kerry Properties, Ltd.	164,443
27,297	Lend Lease Group	290,687
66,000	Mitsubishi Estate Co., Ltd.	1,870,506
44,000	Mitsui Fudosan Co., Ltd.	1,255,366
193,000	New World Development Co., Ltd.	327,641
9,100	Nomura Real Estate Holdings, Inc.	203,897
51	NTT Urban Development Corp.	61,411
155,600	Sino Land Co., Ltd.	264,516
19,000	Sumitomo Realty & Development Co., Ltd.	739,962
83,000	Sun Hung Kai Properties, Ltd.	1,120,370
35,500	Swire Pacific, Ltd., Class A	452,776
60,000	Swire Properties, Ltd.	213,653
2,761	Swiss Prime Site AG	223,673
24,000	Tokyu Land Corp.	226,316
29,000	UOL Group, Ltd.	163,490
81,300	Wharf Holdings, Ltd. (The)	725,596
50,000	Wheelock & Co., Ltd.	266,561

		13,048,335

Road & Rail (0.9%):
51,307	Asciano, Ltd.	299,937
93,154	Aurizon Holdings, Ltd.	392,344
8,200	Central Japan Railway Co.	866,791
129,000	ComfortDelGro Corp., Ltd.	198,963
9,647	DSV A/S ^	233,599
17,613	East Japan Railway Co.	1,450,003
24,000	Keihin Electric Express Railway Co., Ltd. ^	250,749
29,000	Keio Corp. ^	249,290
13,000	Keisei Electric Railway Co., Ltd.	137,420
85,000	Kintetsu Corp. ^	396,228
75,500	MTR Corp., Ltd.	300,441
43,000	Nippon Express Co., Ltd.	206,459
34,000	Odakyu Electric Railway Co., Ltd. ^	423,925
55,000	Tobu Railway Co., Ltd. ^	315,735
58,000	Tokyu Corp.	429,549

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
8,700	West Japan Railway Co.	$418,708

		6,570,141

Semiconductors & Semiconductor Equipment (0.6%):
7,400	Advantest Corp. ^	104,640
72,781	ARM Holdings plc	1,023,635
9,800	ASM Pacific Technology, Ltd.	107,915
16,627	ASML Holding NV	1,119,355
55,553	Infineon Technologies AG	438,798
1,812	Mellanox Tecnologies, Ltd.*	100,189
4,900	ROHM Co., Ltd.	170,323
34,929	STMicroelectronics NV	268,971
5,500	SUMCO Corp.	62,556
8,800	Tokyo Electron, Ltd.	375,283

		3,771,665

Software (1.0%):
3,240	Dassault Systemes SA	374,763
5,200	Konami Corp. ^	103,985
5,800	Nexon Co., Ltd.	56,690
2,929	NICE Systems, Ltd.*	108,070
5,600	Nintendo Co., Ltd.	606,104
1,900	Oracle Corp.	85,722
62,732	Sage Group plc (The)	327,582
49,136	SAP AG	3,937,293
5,200	Trend Micro, Inc.	146,093

		5,746,302

Specialty Retail (1.0%):
1,400	ABC-Mart, Inc. ^	53,384
2,800	Fast Retailing Co., Ltd.	895,649
49,739	Hennes & Mauritz AB, B Shares	1,781,834
11,671	Industria de Diseno Textil SA	1,555,154
120,978	Kingfisher plc	530,178
1,750	Nitori Co., Ltd.	135,268
2,100	Sanrio Co., Ltd.	93,213
1,200	Shimamura Co., Ltd.	140,482
1,090	USS Co., Ltd.	125,275
4,440	Yamada Denki Co., Ltd. ^	203,705

		5,514,142

Textiles, Apparel & Luxury Goods (1.5%):
11,074	Adidas AG	1,149,716
7,100	ASICS Corp.	117,523
23,518	Burberry Group plc	475,278
2,904	Christian Dior SA	482,530
28,065	Compagnie Financiere Richemont SA, Bearer Shares, Class A	2,206,910
1,191	Hugo Boss AG	133,452
8,442	Luxottica Group SpA	423,975
13,541	LVMH Moet Hennessy Louis Vuitton SA	2,326,034
2,160	Swatch Group AG (The), Registered Shares	219,488
1,652	Swatch Group AG (The)	962,124
36,000	Yue Yuen Industrial Holdings, Ltd.	117,422

		8,614,452

Tobacco (1.6%):
101,911	British American Tobacco plc	5,455,698
51,920	Imperial Tobacco Group plc	1,817,582
58,700	Japan Tobacco, Inc.	1,879,037
10,697	Swedish Match AB, Class B	332,508

		9,484,825

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.2%):
2,685	Brenntag AG (a)	$419,286
20,692	Bunzl plc	408,006
84,200	ITOCHU Corp.	1,033,009
97,000	Marubeni Corp.	741,816
73,800	Mitsubishi Corp.	1,386,697
91,200	Mitsui & Co., Ltd. ^	1,282,902
203,090	Noble Group, Ltd.	199,605
62,100	Sojitz Corp.	97,449
60,000	Sumitomo Corp.	756,847
10,700	Toyota Tsushu Corp.	274,359
14,607	Wolseley plc	729,876

		7,329,852

Transportation Infrastructure (0.3%):
18,707	Abertis Infraestructuras SA	315,799
1,608	Aeroports de Paris	136,458
17,118	Atlantia SpA	271,146
46,971	Auckland International Airport, Ltd.	115,673
1,842	Fraport AG	103,303
28,146	Groupe Eurotunnel SA	224,254
270,000	Hutchison Port Holdings Trust	229,828
12,000	Kamigumi Co., Ltd.	110,379
3,608	Koninklijke Vopak NV	217,603
6,000	Mitsubishi Logistics Corp.	111,364
9,774	Sydney Airport	33,433
71,618	Transurban Group	475,922

		2,345,162

Water Utilities (0.1%):
12,118	Severn Trent plc	315,333
34,921	United Utilities Group plc	376,072

		691,405

Wireless Telecommunication Services (2.0%):
28,000	KDDI Corp.	1,171,651
3,159	Millicom International Cellular SA, SDR	252,669
798	NTT DoCoMo, Inc. ^	1,186,175
50,500	SoftBank Corp.	2,327,413
39,202	StarHub, Ltd.	137,665
2,593,823	Vodafone Group plc	7,360,980

		12,436,553

Total Common Stocks (Cost $526,188,457)		602,326,624

Preferred Stock (0.2%):
Automobiles (0.2%):
7,530	Volkswagen AG, Preferred Shares	1,496,651

Total Preferred Stock (Cost $996,328)		1,496,651

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.1%):
$37,264,730	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	37,264,730

Total Securities Held as Collateral for Securities on Loan (Cost $37,264,730)		37,264,730

Unaffiliated Investment Company (0.5%):
2,931,651	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	$2,931,651

Total Unaffiliated Investment Company (Cost $2,931,651)		2,931,651

Total Investment Securities (Cost $567,381,166)(g) - 105.1%		644,019,656
Net other assets (liabilities) - (5.1)%		(31,092,348)

Net Assets - 100.0%		$612,927,308

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
SDR	Swedish Depository Receipt

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $35,457,484.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Security issued in connection with a pending litigation settlement.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.10% of the net assets of the fund.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(f)	The rate represents the effective yield at March 28, 2013.
(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Country	Percentage
Australia	8.6%
Austria	0.2%
Belgium	1.1%
Bermuda	0.1%
Denmark	1.1%
Finland	0.7%
France	8.2%
Germany	7.8%
Greece	0.1%
Guernsey	— ^
Hong Kong	3.0%
Ireland (Republic of)	0.7%
Israel	0.5%
Italy	1.7%
Japan	20.1%
Jersey	0.3%
Kazakhstan	— ^
Luxembourg	0.2%
Netherlands	2.7%
New Zealand	0.1%
Norway	0.7%
Portugal	0.2%
Singapore	1.6%
Spain	2.6%
Sweden	3.0%
Switzerland	8.5%
United Kingdom	19.8%
United States	6.4%

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $425,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
SPI 200 Index June Futures (Australian Dollar)	Long	6/21/13	7	$904,774	$(9,331)
FTSE 100 Index June Futures (British Pounds)	Long	6/21/13	22	2,122,660	11,629
DJ EURO STOXX 50 June Futures (Euro)	Long	6/21/13	65	2,127,760	(64,479)
MSCI EAFE Index E-Mini June Futures (U.S. Dollar)	Long	6/21/13	9	746,640	(5,377)
SGX NIKKEI 225 Index June Futures (Japanese Yen)	Long	6/14/13	20	1,317,467	45,668

Total					$(21,890)

At March 28, 2013, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Danish Krone	Deutsche Bank	4/2/13	285,000	48,843	49,011	(168)
Danish Krone	Deutsche Bank	4/2/13	102,000	17,539	17,541	(2)
Swiss Franc	Deutsche Bank	4/2/13	41,000	43,194	43,206	(12)

			428,000	109,576	109,758	(182)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Deutsche Bank	4/2/13	527,215	800,000	800,924	924
European Euro	Deutsche Bank	4/2/13	779,974	1,000,000	999,727	(273)

			1,307,189	1,800,000	1,800,651	651

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (65.2%):
Aerospace & Defense (0.4%):
34,554	General Dynamics Corp.	$2,436,403

Beverages (1.3%):
115,719	Coca-Cola Co. (The)	4,679,676
53,444	PepsiCo, Inc.	4,227,955

		8,907,631

Biotechnology (1.1%):
71,773	Amgen, Inc.	7,357,450

Capital Markets (4.2%):
335,808	Charles Schwab Corp. (The)	5,940,444
24,868	Goldman Sachs Group, Inc. (The)	3,659,326
391,749	Morgan Stanley	8,610,643
81,597	Northern Trust Corp.	4,451,932
90,922	State Street Corp.	5,372,581

		28,034,926

Chemicals (1.1%):
107,372	Dow Chemical Co. (The)	3,418,724
29,337	PPG Industries, Inc.	3,929,398

		7,348,122

Commercial Banks (4.2%):
149,247	BB&T Corp.	4,684,863
118,222	Comerica, Inc.^	4,250,081
246,253	Fifth Third Bancorp	4,016,386
140,686	PNC Financial Services Group, Inc.	9,355,620
159,281	Wells Fargo & Co.	5,891,804

		28,198,754

Commercial Services & Supplies (1.0%):
86,143	ADT Corp. (The)	4,215,838
53,075	Cintas Corp.	2,342,200

		6,558,038

Diversified Financial Services (5.6%):
340,926	Citigroup, Inc.	15,082,566
54,823	CME Group, Inc.	3,365,584
417,493	JPMorgan Chase & Co.	19,814,219

		38,262,369

Diversified Telecommunication Services (0.6%):
78,178	Verizon Communications, Inc.	3,842,449

Electric Utilities (1.3%):
45,081	Edison International	2,268,476
41,853	FirstEnergy Corp.	1,766,197
78,139	Pinnacle West Capital Corp.	4,523,466

		8,558,139

Electronic Equipment, Instruments & Components (0.1%):
34,764	Corning, Inc.	463,404

Energy Equipment & Services (1.2%):
97,214	Baker Hughes, Inc.	4,511,701
86,777	Halliburton Co.	3,506,659

		8,018,360

Food & Staples Retailing (0.9%):
169,328	Sysco Corp.	5,955,266

Food Products (2.7%):
182,596	Archer-Daniels-Midland Co.	6,158,963
69,589	Kraft Foods Group, Inc., Class A	3,585,921
129,282	Mondelez International, Inc., Class A	3,957,322

Shares		Fair Value
Common Stocks, continued
Food Products, continued
98,764	Unilever NV, NYS	$4,049,324

		17,751,530

Health Care Equipment & Supplies (1.5%):
147,960	Medtronic, Inc.	6,948,202
2,293,000	Teleflex, Inc.	3,317,684

		10,265,886

Health Care Providers & Services (2.3%):
77,065	CIGNA Corp.	4,806,544
77,469	UnitedHealth Group, Inc.	4,432,001
93,108	WellPoint, Inc.	6,166,543

		15,405,088

Hotels, Restaurants & Leisure (0.6%):
113,218	Carnival Corp.	3,883,377

Household Products (1.2%):
99,804	Procter & Gamble Co. (The)	7,690,896

Industrial Conglomerates (3.0%):
555,349	General Electric Co.	12,839,669
222,671	Tyco International, Ltd.	7,125,472

		19,965,141

Insurance (3.2%):
68,022	Aon plc	4,183,353
44,575	Chubb Corp. (The)	3,901,650
262,965	Marsh & McLennan Cos., Inc.	9,984,781
77,216	Willis Group Holdings plc	3,049,260

		21,119,044

Internet Software & Services (1.4%):
167,950	eBay, Inc.*	9,106,249

IT Services (0.8%):
140,208	Amdocs, Ltd.	5,082,540

Machinery (0.8%):
101,533	Ingersoll-Rand plc	5,585,330

Media (5.2%):
226,546	Comcast Corp., Class A	9,517,197
74,382	Thomson Reuters Corp.	2,413,973
90,700	Time Warner Cable, Inc.	8,712,642
64,945	Time Warner, Inc.	3,742,131
174,167	Viacom, Inc., Class B	10,723,463

		35,109,406

Oil, Gas & Consumable Fuels (5.2%):
90,370	Anadarko Petroleum Corp.	7,902,857
186,490	Canadian Natural Resources, Ltd.	5,980,680
73,195	Chevron Corp.	8,697,029
55,996	Exxon Mobil Corp.	5,045,800
38,333	Occidental Petroleum Corp.	3,004,157
108,189	Williams Cos., Inc. (The)	4,052,760

		34,683,283

Personal Products (1.8%):
584,228	Avon Products, Inc.	12,111,046

Pharmaceuticals (5.3%):
134,229	Bristol-Myers Squibb Co.	5,528,893
120,257	Eli Lilly & Co.	6,829,395
195,503	Merck & Co., Inc.	8,647,098
69,267	Novartis AG, Registered Shares	4,934,162
6,409	Novartis AG, ADR	456,577
305,842	Pfizer, Inc.	8,826,599

		35,222,724

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.4%):
116,341	CSX Corp.	$2,865,479

Semiconductors & Semiconductor Equipment (1.8%):
588,963	Applied Materials, Inc.	7,939,222
62,820	Intel Corp.	1,372,617
74,901	Texas Instruments, Inc.	2,657,487

		11,969,326

Software (3.1%):
136,847	Adobe Systems, Inc.*	5,954,213
332,239	Microsoft Corp.	9,505,358
215,531	Symantec Corp.*	5,319,305

		20,778,876

Specialty Retail (0.6%):
61,401	Home Depot, Inc. (The)	4,284,562

Wireless Telecommunication Services (1.3%):
300,118	Vodafone Group plc, ADR	8,526,352

Total Common Stocks (Cost $330,022,633)		435,347,446

Preferred Stocks (0.9%):
Commercial Banks (0.5%):
13,608	KeyCorp, Series A^	1,764,788
73,449	Swift Mandatory Common Exchange Security Trust (b)	921,557

		2,686,345

Health Care Providers & Services (0.2%):
1,310	HealthSouth Corp., Series A	1,539,250

Oil, Gas & Consumable Fuels (0.2%):
27,346	El Paso Energy Capital Trust I	1,601,450

Total Preferred Stocks (Cost $4,176,715)		5,827,045

Convertible Preferred Stock(0.1%):
Health Care Providers & Services (0.1%):
18,754	Omnicare Capital Trust II, Series B	965,831

Total Convertible Preferred Stock (Cost $848,745)		965,831

Shares or Principal Amount		Fair Value
Convertible Bonds (9.5%):
Biotechnology (1.4%):
1,869,000	Dendreon Corp., 2.88%, 1/15/16	1,490,528
2,455,000	Gilead Sciences, Inc., 1.63%, 5/1/16	5,328,884
1,842,000	Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15, Callable 10/1/13 @ –	2,206,946

		9,026,358

Capital Markets (0.5%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	2,170,648
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(b)	1,259,645

		3,430,293

Communications Equipment (0.3%):
1,700,000	Ciena Corp., 4.00%, 12/15/20(b)	2,033,625

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Computers & Peripherals (0.9%):
$ 4,359,000	SanDisk Corp., 1.50%, 8/15/17^	$5,617,660

Construction Materials (0.6%):
3,253,000	Cemex SAB de C.V., 4.88%, 3/15/15	4,011,356

Energy Equipment & Services (0.2%):
1,127,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	1,382,688

Health Care Equipment & Supplies (0.8%):
2,683,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,926,146
963,000	NuVasive, Inc., 2.75%, 7/1/17	936,518
1,932,000	Volcano Corp., 1.75%, 12/1/17	1,903,020

		5,765,684

Health Care Providers & Services (0.8%):
1,124,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	1,356,528
771,000	Omnicare, Inc., 3.25%, 12/15/35	770,036
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	1,580,377
1,923,000	WellPoint, Inc., 2.75%, 10/15/42(b)	2,100,878

		5,807,819

Hotels, Restaurants & Leisure (1.1%):
2,810,000	International Game Technology, Inc., 3.25%, 5/1/14	3,033,045
3,699,000	MGM Resorts International, 4.25%, 4/15/15	4,015,726

		7,048,771

Insurance (0.2%):
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,552,381
243,000	Radian Group, Inc., 2.25%, 3/1/19	292,815

		1,845,196

Machinery (0.5%):
460,000	Linear Technology Corp., 3.00%, 5/1/27(b)	491,625
2,652,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	2,834,325

		3,325,950

Oil, Gas & Consumable Fuels (0.4%):
595,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	664,541
2,110,000	Stone Energy Corp., 1.75%, 3/1/17^(b)	1,938,563

		2,603,104

Pharmaceuticals (0.2%):
1,396,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	1,480,633

Semiconductors & Semiconductor Equipment (1.1%):
2,307,000	Lam Research Corp., 1.25%, 5/15/18^	2,461,281
1,510,000	Micron Technology, Inc., Series A, 1.50%, 8/1/31, Callable 8/5/15 @ 100	1,751,600
663,000	Novellus Systems, Inc., 2.63%, 5/15/41	902,094
512,000	Xilinx, Inc., 3.13%, 3/15/37(b)	686,400

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 1,029,000	Xilinx, Inc., 3.13%, 3/15/37	$1,379,503

		7,180,878

Thrifts & Mortgage Finance (0.5%):
2,959,000	MGIC Investment Corp., 5.00%, 5/1/17	2,922,013
245,000	MGIC Investment Corp., 2.00%, 4/1/20^	248,981

		3,170,994

Total Convertible Bonds (Cost $55,698,090)		63,731,009

Corporate Bonds (4.3%):
Aerospace & Defense (0.0%):
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	197,610

Air Freight & Logistics (0.0%):
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	159,073

Airlines (0.1%):
96,935	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	106,386
300,000	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	318,081
72,410	Delta Air Lines, Inc., 6.20%, 7/2/18	82,548

		507,015

Automobiles (0.1%):
550,000	Ford Motor Co., 4.75%, 1/15/43	511,887

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	21,488
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	143,054
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,332
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(b)	87,078

		426,952

Capital Markets (0.7%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	149,132
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	205,887
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	244,643
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19	91,055
185,000	General Electric Capital Corp., 4.65%, 10/17/21	207,117
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	135,512
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	198,287
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	581,361
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	156,882
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	84,491
235,000	Morgan Stanley, 4.00%, 7/24/15	248,023

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 295,000	Morgan Stanley, 3.45%, 11/2/15	$309,153
300,000	Morgan Stanley, 3.80%, 4/29/16	318,277
120,000	Morgan Stanley, 5.75%, 1/25/21	138,671
365,000	Morgan Stanley, 6.38%, 7/24/42	438,530
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	93,848
250,000	Prospect Capital Corp., 5.88%, 3/15/23	250,474

		3,851,343

Chemicals (0.0%):
200,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	191,815
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	191,256

		383,071

Commercial Banks (0.5%):
330,000	Bank of America Corp., 1.25%, 1/11/16	328,621
295,000	Bank of America Corp., 5.75%, 12/1/17	341,214
175,000	Bank of America Corp., 5.65%, 5/1/18	202,441
140,000	Capital One Financial Corp., 6.75%, 9/15/17	169,140
135,000	Citigroup, Inc., 6.13%, 11/21/17	159,620
220,000	Citigroup, Inc., 8.50%, 5/22/19	293,095
275,000	Citigroup, Inc., 4.05%, 7/30/22	284,081
105,000	HBOS plc, 6.75%, 5/21/18(b)	116,704
130,000	PNC Funding Corp., 5.13%, 2/8/20	152,161
185,000	U.S. Bancorp, 2.00%, 6/14/13	185,670
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(a)	263,393
230,000	Wells Fargo & Co., 5.63%, 12/11/17	272,053
110,000	Wells Fargo & Co., 1.50%, 1/16/18	109,771

		2,877,964

Commercial Services & Supplies (0.0%):
160,000	International Lease Finance Corp., 5.88%, 8/15/22	172,450

Consumer Finance (0.1%):
500,000	SLM Corp., 3.88%, 9/10/15	520,644

Diversified Financial Services (0.1%):
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	142,602
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	79,392
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	166,279
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	235,623
265,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	273,101

		896,997

Food & Beverages (0.0%):
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	171,084

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.0%):
$ 85,000	Corn Products International, Inc., 6.63%, 4/15/37	$101,508
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	181,428
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	20,073

		303,009

Health Care Equipment & Supplies (0.0%):
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	282,086

Health Care Providers & Services (0.3%):
220,000	Aetna, Inc., 3.95%, 9/1/20	240,847
160,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	152,748
500,000	Express Scripts, Inc., 6.25%, 6/15/14	532,247
190,000	Humana, Inc., 4.63%, 12/1/42, Callable 6/1/42 @ 100	181,864
295,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	295,832

		1,403,538

Hotels Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	313,863

Hotels, Restaurants & Leisure (0.0%):
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	252,675

Household Durables (0.0%):
210,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	208,225

Household Products (0.0%):
225,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	236,986

Independent Power Producers & Energy Traders (0.0%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	180,918
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	150,451

		331,369

Insurance (0.2%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	222,439
115,000	CNA Financial Corp., 5.88%, 8/15/20	135,380
395,000	ING U.S., Inc., 5.50%, 7/15/22(b)	437,025
210,000	Markel Corp., 5.00%, 3/30/43	209,984
75,000	Pacific Life Corp., 6.00%, 2/10/20(b)	86,535
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15	87,157
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	25,679
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	43,995

		1,248,194

IT Services (0.0%):
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	199,925

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	659,741
160,000	General Electric Co., 5.25%, 12/6/17	187,422

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Machinery, continued
$ 135,000	Waste Management, Inc., 5.00%, 3/15/14	$140,505

		987,668

Media (0.6%):
135,000	Comcast Corp., 5.70%, 5/15/18	162,344
415,000	Comcast Corp., 4.25%, 1/15/33	417,746
245,000	Comcast Corp., 6.45%, 3/15/37	310,790
505,000	Cox Communications, Inc., 4.63%, 6/1/13	508,450
70,000	Cox Communications, Inc., 5.45%, 12/15/14	75,601
20,000	Cox Communications, Inc., 8.38%, 3/1/39(b)	29,627
240,000	Cox Communications, Inc., 4.70%, 12/15/42(b)	236,202
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	112,823
210,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	207,567
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	178,786
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	199,954
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	81,108
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	77,035
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	90,445
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	170,592
40,000	Time Warner, Inc., 5.88%, 11/15/16	46,515

		2,905,585

Metals & Mining (0.2%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	370,863
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	216,557
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	427,897
350,000	Southern Copper Corp., 5.25%, 11/8/42	331,405

		1,346,722

Miscellaneous Manufacturing (0.1%):
405,000	Turlock Corp., 0.95%, 11/2/15 (b)	406,900

Oil & Gas Exploration & Production (0.1%):
365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	385,752

Oil, Gas & Consumable Fuels (0.1%):
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	64,400
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	93,118
50,000	Hess Corp., 5.60%, 2/15/41	53,694
190,000	Phillips 66, 1.95%, 3/5/15	194,173

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	$184,833
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	60,218
45,000	Texas East Transmission, 7.00%, 7/15/32	60,454

		710,890

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	145,435

Pharmaceuticals (0.2%):
885,000	Abbvie, Inc., 1.20%, 11/6/15(b)	891,876
110,000	Express Scripts, Inc., 3.13%, 5/15/16	116,201
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	102,753
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	78,194
95,000	Merck & Co., Inc., 5.00%, 6/30/19	113,271
175,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	178,644

		1,480,939

Professional Services (0.0%):
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(b)	115,610

Real Estate Investment Trusts (REITs) (0.2%):
55,000	American Tower Corp., 4.63%, 4/1/15	58,650
443,000	American Tower Corp., 4.50%, 1/15/18	487,209
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	122,190
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	193,571
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	119,396
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	102,055

		1,083,071

Real Estate Investment Trusts (REITS) (0.0%):
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	240,797

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18(b)	92,528

Road & Rail (0.0%):
20,000	CSX Corp., 6.15%, 5/1/37	24,384
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	160,460
105,000	Ryder System, Inc., 3.15%, 3/2/15	108,951
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,964

		318,759

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	83,985

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$ 100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	$110,438
140,000	AutoZone, Inc., 6.50%, 1/15/14	146,221
155,000	AutoZone, Inc., 2.88%, 1/15/23	149,279
437,465	CVS Pass-Through Trust, 6.04%, 12/10/28	513,220
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(b)	373,853
355,000	Target Corp., 2.90%, 1/15/22	366,440
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	20,258

		1,679,709

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	204,738

Wireless Telecommunication Services (0.3%):
515,000	ALLTEL Corp., 7.00%, 3/15/16	603,711
215,000	AT&T, Inc., 1.60%, 2/15/17	217,627
285,000	AT&T, Inc., 3.00%, 2/15/22	288,345
1,000	AT&T, Inc., 8.00%, 11/15/31	1,459
28,000	AT&T, Inc., 5.35%, 9/1/40	29,976
25,000	SBC Communications, Inc., 6.15%, 9/15/34	29,563
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	68,818
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	79,764
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	144,332
90,000	Verizon Communications, Inc., 4.75%, 11/1/41	89,163

		1,552,758

Total Corporate Bonds (Cost $27,717,614)		29,197,806

Yankee Dollars (1.5%):
Aerospace & Defense (0.0%):
275,000	BAA Funding, Ltd., 2.50%, 6/25/15 (b)	283,165

Commercial Banks (0.5%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	66,137
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(b)	243,629
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	136,879
100,000	Barclays Bank plc, 2.75%, 2/23/15	103,274
175,000	Barclays Bank plc, 6.75%, 5/22/19	217,679
110,000	Barclays Bank plc, 5.14%, 10/14/20	118,016
155,000	BPCE SA, 2.38%, 10/4/13(b)	156,449
255,000	HSBC Bank plc, 4.13%, 8/12/20(b)	280,364
375,000	ING Bank NV, 3.75%, 3/7/17(b)	399,612
125,000	National Australia Bank, 3.75%, 3/2/15(b)	132,079
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(b)	205,409
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(b)	101,087
305,000	Societe Generale, 2.50%, 1/15/14(b)	308,232

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$ 100,000	Standard Chartered plc, 3.85%, 4/27/15(b)	$105,590
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	41,513
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	142,159
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	160,972

		2,919,080

Food & Staples Retailing (0.0%):
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(b)	112,333

Independent Power Producers & Energy Traders (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(b)	55,638
100,000	Enel Finance International SA, 5.13%, 10/7/19(b)	106,095
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(b)	102,968

		264,701

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	108,871

Media (0.0%):
175,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	174,707
760,000	Virgin Media Secured Finance plc**	—
100,000	WPP Finance, 8.00%, 9/15/14	109,781

		284,488

Metals & Mining (0.4%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(b)	133,635
205,000	ArcelorMittal, 4.25%, 8/5/15	213,066
145,000	ArcelorMittal, 9.85%, 6/1/19	183,106
30,000	ArcelorMittal, 7.25%, 3/1/41	29,850
155,000	Barrick Gold Corp., 2.90%, 5/30/16	162,973
140,000	Barrick Gold Corp., 3.85%, 4/1/22	143,112
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(b)	260,363
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	137,763
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	149,639
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	428,476
65,000	Vale SA, 5.63%, 9/11/42	64,305
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(b)	232,614
230,000	Xstrata Finance Canada, 2.45%, 10/25/17(b)	233,131

		2,372,033

Miscellaneous Manufacturing (0.1%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100(b)	392,508

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.1%):
$ 150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	$160,478
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	71,981
530,000	Petroleos Mexicanos, 5.50%, 1/21/21	608,175
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	149,175
40,000	Shell International Finance B.V., 3.10%, 6/28/15	42,278

		1,032,087

Pharmaceuticals (0.0%):
190,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	190,490

Real Estate Management & Development (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(b)	480,825

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(b)	210,694

Wireless Telecommunication Services (0.3%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	205,734
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	308,759
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	90,831
760,000	Virgin Media Secured Finance plc , 1/15/18, Callable 1/15/14 @ 103.25	809,400

		1,414,724

Total Yankee Dollars (Cost $9,585,630)		10,065,999

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	97,560

Total Municipal Bond (Cost $80,000)		97,560

U.S.Treasury Obligations (13.1%):
U.S. Treasury Bonds (1.4%)
500,000	6.88%, 8/15/25	757,891
300,000	6.63%, 2/15/27	453,469
1,280,000	3.50%, 2/15/39	1,391,800
420,000	4.25%, 5/15/39	516,141
400,000	4.38%, 11/15/39	501,250
350,000	4.63%, 2/15/40	455,656
2,500,000	4.25%, 11/15/40	3,073,828
1,000,000	3.13%, 11/15/41	1,005,938
315,000	3.00%, 5/15/42	308,405

		8,464,378

U.S. Treasury Notes (11.7%)
1,680,000	2.75%, 10/31/13	1,705,397
20,000,000	0.13%, 12/31/13	19,996,879
1,350,000	1.75%, 3/31/14	1,371,146
2,000,000	0.25%, 4/30/14	2,001,484
200,000	2.63%, 6/30/14	206,031

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
U.S.Treasury Obligations (continued)
$ 2,470,000	2.25%, 1/31/15	$2,560,985
2,300,000	2.50%, 3/31/15	2,402,962
13,500,000	2.63%, 4/30/16	14,422,846
200,000	0.63%, 5/31/17	200,250
8,000,000	0.75%, 6/30/17	8,046,248
15,000,000	0.75%, 2/28/18^	14,996,489
9,000,000	1.25%, 1/31/19	9,149,769
6,000	3.63%, 2/15/20	6,971
1,500,000	2.63%, 11/15/20	1,636,055
85,000	2.13%, 8/15/21	88,825
70,000	2.00%, 11/15/21	72,188
45,000	1.75%, 5/15/22	45,130

		78,909,655

Total U.S.Treasury Obligations (Cost $85,213,064)		87,374,033

U.S. Government Agency Mortgages (0.3%):
1,925,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	2,266,003

		2,266,003

Total U.S. Government Agency Mortgages (Cost $2,028,677)		2,266,003
Securities Held as Collateral for Securities on Loan (1.6%):
$ 10,414,638	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	10,414,638

Total Securities Held as Collateral for Securities on Loan (Cost $10,414,638)		10,414,638

Unaffiliated Investment Company (4.7%):
31,270,165	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	31,270,165

Total Unaffiliated Investment Company (Cost $31,270,165)		31,270,165

Total Investment Securities (Cost $557,055,971)(g) - 101.2% (e)		676,557,535
Net other assets (liabilities) - (1.2%)		(8,244,906)

Net Assets - 100.0%		$668,312,629

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
NYS	New York Shares

*	Non-income producing security.
**	Security issued in connection with a pending litigation settlement.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $10,222,372.
(a)	Variable rate security. The rate presented represents the rate in effect at March 28, 2013. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Australia	0.1%
Brazil	— ^
British Virgin Islands	— ^
Canada	1.4%
Cayman Islands	0.1%
France	0.1%
Guernsey	0.8%
Ireland (Republic of)	0.8%
Israel	— ^
Jersey	— ^
Luxembourg	0.2%
Mexico	0.8%
Netherlands	0.7%
Panama	0.6%
Spain	— ^
Switzerland	1.8%
United Kingdom	2.7%
United States	89.9%

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (95.1%):
Aerospace & Defense (0.5%):
27,887	General Dynamics Corp.	$1,966,312

Beverages (2.0%):
94,454	Coca-Cola Co. (The)	3,819,720
42,711	PepsiCo, Inc.	3,378,867

		7,198,587

Biotechnology (1.7%):
59,785	Amgen, Inc.	6,128,560

Capital Markets (6.2%):
274,373	Charles Schwab Corp. (The)	4,853,658
20,612	Goldman Sachs Group, Inc. (The)	3,033,056
312,415	Morgan Stanley	6,866,882
66,468	Northern Trust Corp.	3,626,494
74,618	State Street Corp.	4,409,178

		22,789,268

Chemicals (1.6%):
84,800	Dow Chemical Co. (The)	2,700,032
22,868	PPG Industries, Inc.	3,062,940

		5,762,972

Commercial Banks (6.3%):
121,765	BB&T Corp.	3,822,203
97,177	Comerica, Inc.	3,493,513
201,229	Fifth Third Bancorp	3,282,045
116,598	PNC Financial Services Group, Inc.	7,753,767
132,010	Wells Fargo & Co.	4,883,050

		23,234,578

Commercial Services & Supplies (1.5%):
71,394	ADT Corp. (The)	3,494,023
42,240	Cintas Corp.	1,864,051

		5,358,074

Diversified Financial Services (8.3%):
278,210	Citigroup, Inc.	12,308,010
44,425	CME Group, Inc.	2,727,251
331,247	JPMorgan Chase & Co.	15,720,982

		30,756,243

Diversified Telecommunication Services (0.8%):
61,191	Verizon Communications, Inc.	3,007,538

Electric Utilities (1.9%):
36,912	Edison International	1,857,412
35,198	FirstEnergy Corp.	1,485,356
65,857	Pinnacle West Capital Corp.	3,812,461

		7,155,229

Electronic Equipment, Instruments & Components (0.1%):
28,007	Corning, Inc.	373,333

Energy Equipment & Services (1.8%):
78,668	Baker Hughes, Inc.	3,650,982
71,405	Halliburton Co.	2,885,476

		6,536,458

Food & Staples Retailing (1.3%):
134,522	Sysco Corp.	4,731,139

Food Products (3.9%):
151,335	Archer-Daniels-Midland Co.	5,104,530
55,614	Kraft Foods Group, Inc., Class A	2,865,789
104,762	Mondelez International, Inc., Class A	3,206,765
80,840	Unilever NV, NYS	3,314,440

		14,491,524

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.5%):
115,334	Medtronic, Inc.	$5,416,085

Health Care Providers & Services (3.5%):
62,731	CIGNA Corp.	3,912,532
65,146	UnitedHealth Group, Inc.	3,727,003
76,604	WellPoint, Inc.	5,073,483

		12,713,018

Hotels, Restaurants & Leisure (0.8%):
91,058	Carnival Corp.	3,123,289

Household Products (1.7%):
80,569	Procter & Gamble Co. (The)	6,208,647

Industrial Conglomerates (4.4%):
446,680	General Electric Co.	10,327,242
184,548	Tyco International, Ltd.	5,905,536

		16,232,778

Insurance (4.6%):
56,300	Aon plc	3,462,450
36,128	Chubb Corp. (The)	3,162,284
208,641	Marsh & McLennan Cos., Inc.	7,922,099
64,944	Willis Group Holdings plc	2,564,639

		17,111,472

Internet Software & Services (2.0%):
138,205	eBay, Inc.*	7,493,475

IT Services (1.1%):
116,202	Amdocs, Ltd.	4,212,323

Machinery (1.3%):
84,149	Ingersoll-Rand plc	4,629,036

Media (7.7%):
183,578	Comcast Corp., Class A	7,712,112
59,700	Thomson Reuters Corp.	1,937,487
74,831	Time Warner Cable, Inc.	7,188,266
51,232	Time Warner, Inc.	2,951,988
141,888	Viacom, Inc., Class B	8,736,043

		28,525,896

Oil, Gas & Consumable Fuels (7.6%):
70,820	Anadarko Petroleum Corp.	6,193,209
149,998	Canadian Natural Resources, Ltd.	4,810,393
60,664	Chevron Corp.	7,208,097
45,201	Exxon Mobil Corp.	4,073,062
31,543	Occidental Petroleum Corp.	2,472,025
84,333	Williams Cos., Inc. (The)	3,159,114

		27,915,900

Personal Products (2.7%):
484,205	Avon Products, Inc.	10,037,570

Pharmaceuticals (7.8%):
111,807	Bristol-Myers Squibb Co.	4,605,330
98,754	Eli Lilly & Co.	5,608,240
160,355	Merck & Co., Inc.	7,092,501
55,670	Novartis AG, Registered Shares	3,965,594
4,975	Novartis AG, ADR	354,419
238,457	Pfizer, Inc.	6,881,869

		28,507,953

Road & Rail (0.6%):
92,592	CSX Corp.	2,280,541

Semiconductors & Semiconductor Equipment (2.6%):
484,431	Applied Materials, Inc.	6,530,130
50,609	Intel Corp.	1,105,807

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
59,155	Texas Instruments, Inc.	$2,098,819

		9,734,756

Software (4.5%):
110,277	Adobe Systems, Inc.*	4,798,152
258,978	Microsoft Corp.	7,409,361
173,684	Symantec Corp.*	4,286,521

		16,494,034

Specialty Retail (1.0%):
50,140	Home Depot, Inc. (The)	3,498,769

Wireless Telecommunication Services (1.8%):
234,908	Vodafone Group plc, ADR	6,673,736

Total Common Stocks (Cost $269,454,396)		350,299,093

Unaffiliated Investment Company (5.4%):
19,968,760	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	19,968,760

Total Unaffiliated Investment Company (Cost $19,968,760)		19,968,760

Total Investment Securities (Cost $289,423,156)(b) - 100.5%		370,267,853
Net other assets (liabilities) - (0.5)%		(1,989,246)

Net Assets - 100.0%		$368,278,607

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
NYS	New York Shares

*	Non-income producing security.
(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Canada	1.8%
Guernsey	1.1%
Ireland (Republic of)	1.3%
Netherlands	0.9%
Panama	0.8%
Switzerland	2.8%
United Kingdom	3.4%
United States	87.9%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

At March 28, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	State Street	4/15/13	$3,252,973	$4,853,598	$4,941,429	$87,831
Canadian Dollar	State Street	4/15/13	2,815,439	2,738,499	2,771,129	32,630
Canadian Dollar	Bank of New York Mellon	4/15/13	2,303,189	2,238,671	2,266,941	28,270
European Euro	Bank of New York Mellon	4/15/13	1,890,846	2,459,423	2,423,770	(35,653)
Swiss Franc	Bank of New York Mellon	4/15/13	2,023,866	2,130,015	2,133,143	3,128
Swiss Franc	State Street	4/15/13	897,260	944,599	945,707	1,108

				$15,364,805	$15,482,119	$(117,314)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (90.3%):
Air Freight & Logistics (0.7%):
168,292	Deutsche Post AG	$3,883,249

Auto Components (2.4%):
100,200	DENSO Corp.	4,261,414
30,447	Hyundai Mobis Co., Ltd.	8,523,299

		12,784,713

Automobiles (1.3%):
130,600	Toyota Motor Corp.	6,731,738

Beverages (2.8%):
105,345	Anheuser-Busch InBev NV	10,439,807
35,268	Fomento Economico Mexicano SAB de C.V., ADR	4,002,918

		14,442,725

Biotechnology (1.2%):
98,608	CSL, Ltd.	6,104,939

Capital Markets (1.6%):
144,921	Julius Baer Group, Ltd.	5,647,255
175,619	UBS AG, Registered Shares	2,697,863

		8,345,118

Chemicals (3.7%):
55,436	Agrium, Inc.	5,407,139
144,832	Potash Corp. of Saskatchewan, Inc. ^	5,690,032
19,610	Syngenta AG, Registered Shares	8,199,196

		19,296,367

Commercial Banks (6.1%):
1,089,870	Akbank T.A.S.	5,722,547
601,452	Banco Bradesco SA, ADR	10,236,718
8,528,000	Industrial & Commercial Bank of China	5,992,877
254,044	Swedbank AB, A Shares ^	5,790,286
301,352	United Overseas Bank, Ltd.	4,961,964

		32,704,392

Commercial Services & Supplies (2.0%):
1,170,460	Brambles, Ltd.	10,355,068

Communications Equipment (0.9%):
373,622	Telefonaktiebolaget LM Ericsson, B Shares	4,663,533

Diversified Financial Services (2.7%):
67,273	Deutsche Boerse AG	4,073,623
229,529	Investor AB, B Shares	6,641,665
156,234	Kinnevik Investment AB, Class B	3,790,484

		14,505,772

Electrical Equipment (2.4%):
313,096	ABB, Ltd.	7,073,096
83,175	Schneider Electric SA	6,082,972

		13,156,068

Electronic Equipment, Instruments & Components (1.2%):
21,685	Keyence Corp.	6,662,994

Energy Equipment & Services (1.1%):
235,970	WorleyParsons, Ltd.	6,087,971

Food Products (2.9%):
116,506	Nestle SA, Registered Shares	8,431,410
162,678	Unilever NV*+	—
166,979	Unilever NV	6,844,403

		15,275,813

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.8%):
384,432	Smith & Nephew plc	$4,446,699

Health Care Providers & Services (0.9%):
71,359	Fresenius Medical Care AG & Co., KGaA	4,817,020

Hotels, Restaurants & Leisure (4.0%):
1,017,050	Compass Group plc	12,993,362
1,396,000	Galaxy Entertainment Group, Ltd.*	5,849,838
29,955	Sodexo, Inc.	2,792,693

		21,635,893

Industrial Conglomerates (2.4%):
544,000	Hutchison Whampoa, Ltd.	5,691,964
766,841	Keppel Corp., Ltd.	6,940,172

		12,632,136

Insurance (1.0%):
14,136	Fairfax Financial Holdings, Ltd. (c)	5,521,057

Internet Software & Services (2.9%):
102,205	Baidu, Inc., ADR*	8,963,379
26,058	NHN Corp.	6,308,420

		15,271,799

IT Services (1.4%):
268,475	Amadeus IT Holding SA, A Shares (c)	7,267,040

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc.*(a)(b)	—
165,100	Art Advanced Research Technologies, Inc.*(a)(b)	—
50,591	Art Advanced Research Technologies, Inc.*(a)(b)	—

		—

Machinery (2.5%):
38,400	Fanuc, Ltd.	5,908,636
107,400	Komatsu, Ltd.	2,563,645
312,422	Volvo AB, B Shares	4,553,949

		13,026,230

Media (9.9%):
430,145	British Sky Broadcasting Group plc	5,772,416
115,531	Eutelsat Communications SA	4,075,642
268,367	Grupo Televisa SA, ADR	7,141,246
608,710	Informa plc	4,883,635
130,231	Publicis Groupe	8,741,524
1,197,646	Reed Elsevier plc	14,255,667
470,133	WPP plc	7,518,408

		52,388,538

Metals & Mining (0.9%):
134,881	BHP Billiton, Ltd.	4,614,503

Multiline Retail (1.1%):
84,650	Next plc	5,624,844

Multi-Utilities (0.9%):
817,229	Centrica plc	4,572,502

Oil, Gas & Consumable Fuels (7.1%):
436,210	BG Group plc	7,487,121
84,238	Canadian Natural Resources, Ltd.	2,701,488
167,791	Cenovus Energy, Inc. ^	5,197,622
2,461,000	CNOOC, Ltd.	4,717,046
274,217	OAO Gazprom, Registered Shares, ADR	2,352,138

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
169,931	Royal Dutch Shell plc, B Shares	$5,653,756
309,281	Suncor Energy, Inc.	9,269,904

		37,379,075

Personal Products (0.5%):
16,879	L’Oreal SA	2,677,885

Pharmaceuticals (6.2%):
86,184	Novartis AG, Registered Shares	6,139,227
29,633	Novo Nordisk A/S, B Shares ^	4,838,053
43,994	Roche Holding AG	10,274,664
94,093	Shire plc	2,865,103
238,120	Teva Pharmaceutical Industries, Ltd., ADR	9,448,602

		33,565,649

Road & Rail (0.9%):
47,607	Canadian National Railway Co. ^	4,786,013

Semiconductors & Semiconductor Equipment (2.4%):
205,039	Avago Technologies, Ltd.	7,365,001
322,590	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,545,322

		12,910,323

Software (2.3%):
157,807	SAP AG	12,645,155

Software & Computer Services (1.3%):
254,117	CGI Group, Inc., Class A*	6,908,399

Specialty Retail (1.0%):
1,263,349	Kingfisher plc	5,536,540

Textiles, Apparel & Luxury Goods (1.8%):
92,833	Adidas AG	9,638,032

Tobacco (3.7%):
197,499	British American Tobacco plc	10,572,901
261,433	Imperial Tobacco Group plc	9,152,079

		19,724,980

Wireless Telecommunication Services (1.4%):
158,667	America Movil SAB de C.V., Series L, ADR	3,325,660
400,500	China Mobile, Ltd.	4,243,201

		7,568,861

Total Common Stocks (Cost $364,365,511)		480,159,633

Preferred Stock (1.0%):
Automobiles (1.0%):
27,501	Volkswagen AG, Preferred Shares	5,466,056

Total Preferred Stock (Cost $4,396,357)		5,466,056

Securities Held as Collateral for Securities on Loan (2.5%):
$ 13,111,509	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	13,111,509

Total Securities Held as Collateral for Securities on Loan (Cost $13,111,509)		13,111,509

Unaffiliated Investment Company (8.2%):
43,847,109	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$43,847,109

Total Unaffiliated Investment Company (Cost $43,847,109)		43,847,109

Total Investment Securities (Cost $425,720,486)(f) - 102.0% (c)		542,584,307
Net other assets (liabilities) - (2.0)%		(10,778,494)

Net Assets - 100.0%		$531,805,813

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

*	Non-income producing security.
+	Security issued in connection with a pending litigation settlement.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $12,593,130.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Country	Percentage
Australia	5.0%
Belgium	1.9%
Brazil	1.9%
Canada	8.4%
Cayman Islands	1.7%
Denmark	0.9%
France	4.5%
Germany	7.5%
Hong Kong	4.8%
Ireland (Republic of)	1.4%
Israel	1.7%
Japan	4.8%
Mexico	2.7%
Netherlands	1.3%
Republic of Korea (South)	2.7%
Russian Federation	0.4%
Singapore	3.5%
Spain	1.3%
Sweden	4.7%
Switzerland	9.0%
Taiwan	1.0%
Turkey	1.1%
United Kingdom	17.3%
United States	10.5%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Air Freight & Logistics (0.5%):
180,100	Yamato Holdings Co., Ltd. ^	$3,268,526

Airlines (0.8%):
101,000	Japan Airlines Co., Ltd.	4,712,434

Auto Components (1.6%):
50,776	Continental AG	6,074,350
66,515	Valeo SA	3,601,652

		9,676,002

Automobiles (2.1%):
237,900	Honda Motor Co., Ltd.	9,168,567
334,800	Nissan Motor Co., Ltd.	3,244,593

		12,413,160

Beverages (1.9%):
30,195	Carlsberg A/S, Class B ^	2,945,744
163,340	SABMiller plc	8,601,006

		11,546,750

Building Products (1.0%):
158,688	Compagnie de Saint-Gobain SA	5,888,838

Capital Markets (1.2%):
449,660	UBS AG, Registered Shares	6,907,688

Chemicals (3.3%):
96,201	BASF SE	8,427,735
15,216	LG Chem, Ltd.	3,640,743
57,238	Solvay SA	7,756,556

		19,825,034

Commercial Banks (10.9%):
315,826	Australia & New Zealand Banking Group, Ltd.	9,415,249
115,642	BNP Paribas SA	5,956,923
219,675	Danske Bank A/S*	3,938,826
1,646,425	HSBC Holdings plc	17,524,811
1,431,000	Mitsubishi UFJ Financial Group, Inc.	8,627,163
820,030	Royal Bank of Scotland Group plc*	3,449,691
187,572	Sumitomo Mitsui Financial Group, Inc. ^	7,698,349
322,908	Swedbank AB, A Shares ^	7,359,866

		63,970,878

Communications Equipment (1.5%):
692,100	Telefonaktiebolaget LM Ericsson, B Shares	8,638,760

Construction Materials (1.1%):
82,907	Holcim, Ltd., Registered Shares	6,616,427

Diversified Financial Services (2.5%):
127,458	Deutsche Boerse AG	7,718,041
571,900	ORIX Corp.	7,305,856

		15,023,897

Diversified Telecommunication Services (0.9%):
1,270,144	BT Group plc	5,351,002

Electrical Equipment (3.0%):
614,000	Mitsubishi Electric Corp.	5,009,969
117,639	Schneider Electric SA	8,603,484
345,200	Sumitomo Electric Industries, Ltd.	4,241,350

		17,854,803

Electronic Equipment, Instruments & Components (3.2%):
1,588,000	Hitachi, Ltd.	9,263,098

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,739,071	Hon Hai Precision Industry Co., Ltd., GDR	$9,619,323

		18,882,421

Energy Equipment & Services (0.7%):
201,907	Petrofac, Ltd.	4,398,636

Food & Staples Retailing (1.3%):
229,200	Seven & I Holdings Co., Ltd.	7,602,477

Food Products (4.1%):
142,945	Nestle SA, Registered Shares	10,344,771
348,500	Unilever NV*(a)(b)	—
356,851	Unilever NV	14,627,181

		24,971,952

Gas Utilities (0.7%):
6,687,000	PT Perusahaan Gas Negara Tbk	4,099,504

Hotels, Restaurants & Leisure (4.5%):
368,114	InterContinental Hotels Group plc	11,252,889
1,059,600	Sands China, Ltd.	5,496,935
108,523	Sodexo, Inc.	10,117,557

		26,867,381

Household Durables (1.0%):
243,532	Electrolux AB, Series B ^	6,207,287

Household Products (0.9%):
58,304	Henkel AG & Co. KGaA, Preferred Shares	5,613,026

Industrial Conglomerates (1.2%):
686,000	Hutchison Whampoa, Ltd.	7,177,734

Insurance (4.2%):
206,003	AXA SA	3,550,783
4,504	Dai-ichi Life Insurance Co., Ltd. (The)	6,051,634
558,145	Prudential plc	9,080,893
76,773	Swiss Re AG	6,250,068

		24,933,378

Media (0.7%):
246,163	Pearson plc	4,435,394

Metals & Mining (2.4%):
330,199	First Quantum Minerals, Ltd. ^	6,281,454
159,581	Rio Tinto plc	7,515,159

		13,796,613

Multi-Utilities (2.0%):
1,002,587	Centrica plc	5,609,605
186,592	GDF Suez	3,595,990
253,551	Suez Environnement Co.	3,235,381

		12,440,976

Office Electronics (1.1%):
185,100	Canon, Inc.	6,827,030

Oil, Gas & Consumable Fuels (7.0%):
523,241	BG Group plc	8,980,924
1,498,000	China Shenhua Energy Co., Ltd., H Shares	5,430,694
217,321	Repsol YPF SA	4,421,380
512,969	Royal Dutch Shell plc, A Shares	16,642,466
512,969	Royal Dutch Shell plc, A Shares*(a)(b)	—
329,071	Tullow Oil plc	6,158,459

		41,633,923

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.0%):
442,607	Stora Enso OYJ, R Shares	$2,866,970
267,446	UPM-Kymmene OYJ	2,995,863

		5,862,833

Pharmaceuticals (9.9%):
110,424	Bayer AG	11,392,017
469,618	GlaxoSmithKline plc	10,990,389
112,883	Novartis AG, Registered Shares	8,041,102
46,146	Roche Holding AG	10,777,258
105,283	Sanofi-Aventis SA	10,735,084
194,566	Shire plc	5,924,475

		57,860,325

Professional Services (1.1%):
377,668	Experian plc	6,567,034

Real Estate Management & Development (2.6%):
1,992,000	China Overseas Land & Investment, Ltd.	5,513,962
251,000	Mitsubishi Estate Co., Ltd.	7,113,591
334,000	Wharf Holdings, Ltd. (The)	2,980,924

		15,608,477

Semiconductors & Semiconductor Equipment (2.1%):
110,720	ASML Holding NV	7,453,841
3,627	Samsung Electronics Co., Ltd.	4,941,319

		12,395,160

Software (1.1%):
79,024	SAP AG	6,332,233

Specialty Retail (1.8%):
2,786,000	Belle International Holdings, Ltd.	4,649,060
1,177,010	Kingfisher plc	5,158,165
9,350	Nitori Co., Ltd.	722,715

		10,529,940

Textiles, Apparel & Luxury Goods (1.5%):
112,472	Compagnie Financiere Richemont SA, Bearer Shares, Class A ^	8,844,309

Tobacco (3.8%):
229,124	British American Tobacco plc	12,265,912
318,000	Japan Tobacco, Inc.	10,179,450

		22,445,362

Trading Companies & Distributors (0.9%):
693,000	Marubeni Corp.	5,299,780

Wireless Telecommunication Services (3.0%):
158,400	SoftBank Corp.	7,300,245
3,690,150	Vodafone Group plc	10,472,233

		17,772,478

Total Common Stocks (Cost $526,538,049)		571,099,862

Preferred Stock (1.0%):
Automobiles (1.0%):
30,769	Volkswagen AG, Preferred Shares	6,115,598

Total Preferred Stock (Cost $5,510,386)		6,115,598

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.2%):
$37,050,952	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	$37,050,952

Total Securities Held as Collateral for Securities on Loan (Cost $37,050,952)		37,050,952

Unaffiliated Investment Company (2.4%):
14,155,401	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	14,155,401

Total Unaffiliated Investment Company (Cost $14,155,401)		14,155,401

Total Investment Securities (Cost $583,254,788)(e) - 105.7%		628,421,813
Net other assets (liabilities) - (5.7)%		(33,847,502)

Net Assets - 100.0%		$594,574,311

Percentages indicated are based on net assets as of March 28, 2013.

GDR	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $35,574,330.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Australia	1.5%
Belgium	1.2%
Canada	1.0%
China	0.9%
Denmark	1.1%
Finland	0.9%
France	8.8%
Germany	8.2%
Hong Kong	4.1%
Indonesia	0.7%
Ireland (Republic of)	1.0%
Japan	18.1%
Netherlands	3.5%
Republic of Korea (South)	1.4%
Spain	0.7%
Sweden	3.5%
Switzerland	9.2%
Taiwan	1.5%
United Kingdom	24.5%
United States	8.2%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (4.2%):
77,291	Honeywell International, Inc.	$5,823,877
129,696	United Technologies Corp.	12,117,497

		17,941,374

Airlines (0.1%):
34,898	Southwest Airlines Co.	470,425

Auto Components (1.1%):
139,740	Johnson Controls, Inc.	4,900,682

Automobiles (1.7%):
261,810	General Motors Co.*	7,283,554

Beverages (1.9%):
130,110	Coca-Cola Co. (The)	5,261,649
38,929	PepsiCo, Inc.	3,079,673

		8,341,322

Biotechnology (3.4%):
10,930	Alexion Pharmaceuticals, Inc.*	1,007,090
32,530	Biogen Idec, Inc.*	6,275,363
27,912	Celgene Corp.*	3,235,280
24,951	Gilead Sciences, Inc.*	1,220,852
16,945	Onyx Pharmaceuticals, Inc.*	1,505,733
29,679	Vertex Pharmaceuticals, Inc.*	1,631,751

		14,876,069

Building Products (0.4%):
11,876	Fortune Brands Home & Security, Inc.*	444,519
69,126	Masco Corp.	1,399,801

		1,844,320

Capital Markets (3.4%):
36,415	Ameriprise Financial, Inc.	2,681,965
13,586	Goldman Sachs Group, Inc. (The)	1,999,180
114,858	Invesco, Ltd.	3,326,288
101,191	Morgan Stanley	2,224,178
51,404	State Street Corp.	3,037,462
60,226	TD Ameritrade Holding Corp.	1,241,860

		14,510,933

Chemicals (2.8%):
49,009	Air Products & Chemicals, Inc.	4,269,664
36,773	Axiall Corp.	2,285,810
150,707	Dow Chemical Co. (The)	4,798,510
12,824	E.I. du Pont de Nemours & Co.	630,428

		11,984,412

Commercial Banks (2.8%):
9,732	CIT Group, Inc.*	423,147
15,458	East West Bancorp, Inc.	396,807
22,621	Huntington Bancshares, Inc.	167,169
14,892	PNC Financial Services Group, Inc.	990,318
270,475	Wells Fargo & Co.	10,004,871

		11,982,312

Communications Equipment (2.5%):
378,745	Cisco Systems, Inc.	7,919,557
13,368	Juniper Networks, Inc.*	247,843
40,409	QUALCOMM, Inc.	2,705,383

		10,872,783

Computers & Peripherals (3.2%):
27,838	Apple, Inc.	12,321,934
23,035	EMC Corp.*	550,306
23,623	Hewlett-Packard Co.	563,172
6,575	SanDisk Corp.*	361,625

		13,797,037

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.0%):
65,991	Fluor Corp.	$4,377,183

Consumer Finance (0.9%):
13,325	American Express Co.	898,905
55,049	Capital One Financial Corp.	3,024,942

		3,923,847

Diversified Financial Services (3.8%):
488,785	Bank of America Corp.	5,953,401
120,918	Citigroup, Inc.	5,349,412
49,872	CME Group, Inc.	3,061,642
12,867	IntercontinentalExchange, Inc.*	2,098,222

		16,462,677

Diversified Telecommunication Services (1.0%):
44,055	AT&T, Inc.	1,616,378
52,643	Verizon Communications, Inc.	2,587,403

		4,203,781

Electric Utilities (1.5%):
57,065	Edison International	2,871,511
39,538	Exelon Corp.	1,363,270
31,570	NextEra Energy, Inc.	2,452,358

		6,687,139

Electrical Equipment (1.3%):
97,539	Emerson Electric Co.	5,449,504

Energy Equipment & Services (3.1%):
6,471	Cameron International Corp.*	421,909
39,778	Ensco plc, Class A, ADR	2,386,680
139,725	Schlumberger, Ltd.	10,464,005

		13,272,594

Food Products (2.4%):
34,835	Archer-Daniels-Midland Co.	1,174,985
43,392	General Mills, Inc.	2,139,660
25,256	Kellogg Co.	1,627,244
18,491	Kraft Foods Group, Inc., Class A	952,841
141,173	Mondelez International, Inc., Class A	4,321,305

		10,216,035

Health Care Equipment & Supplies (2.0%):
18,376	Baxter International, Inc.	1,334,833
196,689	Boston Scientific Corp.*	1,536,141
25,212	CareFusion Corp.*	882,168
42,194	Covidien plc	2,862,441
3,462	Intuitive Surgical, Inc.*	1,700,499

		8,316,082

Health Care Providers & Services (3.0%):
54,692	Cardinal Health, Inc.	2,276,281
2,142	CIGNA Corp.	133,597
21,576	DaVita, Inc.*	2,558,698
22,970	Humana, Inc.	1,587,457
110,754	UnitedHealth Group, Inc.	6,336,235

		12,892,268

Health Care Technology (0.1%):
4,877	Cerner Corp.*	462,096

Hotels, Restaurants & Leisure (1.1%):
16,982	Carnival Corp.	582,483
51,295	Royal Caribbean Cruises, Ltd.	1,704,020
38,854	Yum! Brands, Inc.	2,795,157

		5,081,660

Household Durables (0.6%):
9,885	Lennar Corp. ^	410,030

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,742	NVR, Inc.*	$1,881,552
15,676	PulteGroup, Inc.*	317,282

		2,608,864

Household Products (1.6%):
13,216	Colgate-Palmolive Co.	1,559,884
67,755	Procter & Gamble Co. (The)	5,221,201

		6,781,085

Industrial Conglomerates (0.4%):
52,819	Tyco International, Ltd.	1,690,208

Insurance (3.7%):
87,088	ACE, Ltd.	7,748,219
14,914	AFLAC, Inc.	775,826
14,352	Aon plc	882,648
16,264	Axis Capital Holdings, Ltd.	676,908
15,438	Hartford Financial Services Group, Inc. (The)	398,300
142,215	MetLife, Inc.	5,407,015

		15,888,916

Internet & Catalog Retail (1.3%):
13,999	Amazon.com, Inc.*	3,730,594
18,032	Expedia, Inc.	1,082,100
1,167	Priceline.com, Inc.*	802,814

		5,615,508

Internet Software & Services (2.5%):
12,543	Google, Inc., Class A*	9,959,519
4,904	LinkedIn Corp., Class A*	863,398

		10,822,917

IT Services (2.2%):
14,304	Cognizant Technology Solutions Corp., Class A*	1,095,829
33,311	Genpact, Ltd.	605,927
16,503	International Business Machines Corp.	3,520,090
2,678	MasterCard, Inc., Class A	1,449,146
17,483	Visa, Inc., Class A	2,969,313

		9,640,305

Life Sciences Tools & Services (0.1%):
1,900	Mettler-Toledo International, Inc.*	405,118

Machinery (1.7%):
99,488	PACCAR, Inc.	5,030,113
11,772	Pentair, Ltd., Registered Shares	620,973
19,355	SPX Corp.	1,528,271

		7,179,357

Media (5.0%):
18,177	CBS Corp., Class B	848,684
145,307	Comcast Corp., Class A	6,104,347
32,744	DISH Network Corp., Class A	1,240,998
236,484	Time Warner, Inc.	13,626,208

		21,820,237

Metals & Mining (0.8%):
213,100	Alcoa, Inc.	1,815,612
25,016	United States Steel Corp. ^	487,812
42,042	Walter Energy, Inc.	1,198,197

		3,501,621

Multiline Retail (0.7%):
46,244	Target Corp.	3,165,402

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.3%):
45,874	NiSource, Inc.	$1,345,943

Oil, Gas & Consumable Fuels (7.9%):
25,800	Anadarko Petroleum Corp.	2,256,210
10,790	Apache Corp.	832,556
35,938	Cheniere Energy, Inc.*	1,006,264
51,860	Chevron Corp.	6,162,006
50,078	ConocoPhillips	3,009,688
24,515	EOG Resources, Inc.	3,139,636
70,912	Exxon Mobil Corp.	6,389,881
10,860	Marathon Petroleum Corp.	973,056
56,365	Occidental Petroleum Corp.	4,417,325
35,004	Phillips 66	2,449,230
11,321	Southwestern Energy Co.*	421,820
75,223	Williams Cos., Inc. (The)	2,817,854

		33,875,526

Pharmaceuticals (6.3%):
43,620	Bristol-Myers Squibb Co.	1,796,708
159,154	Johnson & Johnson Co.	12,975,826
236,445	Merck & Co., Inc.	10,457,962
60,287	Pfizer, Inc.	1,739,883

		26,970,379

Real Estate Investment Trusts (REITs) (0.1%):
3,484	AvalonBay Communities, Inc.	441,318
200	Public Storage, Inc.	30,464
100	Simon Property Group, Inc.	15,856

		487,638

Road & Rail (1.4%):
160,108	CSX Corp.	3,943,460
15,339	Union Pacific Corp.	2,184,427

		6,127,887

Semiconductors & Semiconductor Equipment (4.3%):
26,600	Altera Corp.	943,502
121,532	Applied Materials, Inc.	1,638,251
7,315	ASML Holding NV , NYS	497,493
60,984	Avago Technologies, Ltd.	2,190,545
85,216	Broadcom Corp., Class A	2,954,439
26,624	Freescale Semiconductor Holdings I, Ltd.*^	396,431
28,130	KLA-Tencor Corp.	1,483,576
121,954	Lam Research Corp.*	5,056,212
32,658	LSI Corp.*	221,421
59,067	Micron Technology, Inc.*	589,489
61,789	Texas Instruments, Inc.	2,192,274
13,304	Xilinx, Inc.	507,814

		18,671,447

Software (3.8%):
21,772	Adobe Systems, Inc.*	947,300
17,744	Citrix Systems, Inc.*	1,280,407
313,623	Microsoft Corp.	8,972,755
116,265	Oracle Corp.	3,760,010
13,216	Splunk, Inc.*	529,036
13,473	VMware, Inc., Class A*	1,062,750

		16,552,258

Specialty Retail (3.2%):
7,620	AutoZone, Inc.*	3,023,387
64,881	Home Depot, Inc. (The)	4,527,396
60,592	Lowe’s Cos., Inc.	2,297,649
26,105	Ross Stores, Inc.	1,582,485

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
49,532	TJX Cos., Inc. (The)	$2,315,621

		13,746,538

Textiles, Apparel & Luxury Goods (0.9%):
20,554	Lululemon Athletica, Inc.*^	1,281,542
15,915	V.F. Corp.	2,669,741

		3,951,283

Tobacco (1.6%):
74,286	Philip Morris International, Inc.	6,887,055

Trading Companies & Distributors (0.3%):
5,922	W.W. Grainger, Inc.	1,332,332

Total Common Stocks (Cost $341,869,806)		429,217,913

Securities Held as Collateral for Securities on Loan (0.4%):
$1,857,915	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,857,915

Total Securities Held as Collateral for Securities on Loan (Cost $1,857,915)		1,857,915

Unaffiliated Investment Company (0.4%):
1,908,032	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,908,032

Total Unaffiliated Investment Company (Cost $1,908,032)		1,908,032

Total Investment Securities (Cost $345,635,753)(c) - 100.2%		432,983,860
Net other assets (liabilities) - (0.2)%		(889,708)

Net Assets - 100.0%		$432,094,152

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
NYS	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $1,807,876.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	0.4%
Canada	0.3%
Ireland (Republic of)	0.7%
Liberia	0.4%
Netherlands	2.5%
Panama	0.1%
Singapore	0.5%
Switzerland	2.2%
United Kingdom	0.8%
United States	92.1%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (5.0%):
85,450	Honeywell International, Inc.	$6,438,658
27,920	Precision Castparts Corp.	5,294,190
68,874	United Technologies Corp.	6,434,898

		18,167,746

Air Freight & Logistics (1.0%):
40,830	United Parcel Service, Inc., Class B	3,507,297

Auto Components (0.5%):
43,130	Delphi Automotive plc	1,914,972

Automobiles (0.4%):
17,275	Bayerische Motoren Werke AG (BMW)	1,491,220

Beverages (2.2%):
118,441	Diageo plc	3,728,977
35,261	Heineken NV	2,661,410
14,713	Pernod Ricard SA	1,835,092

		8,225,479

Biotechnology (1.7%):
21,730	Celgene Corp.*	2,518,724
74,278	Gilead Sciences, Inc.*	3,634,423

		6,153,147

Capital Markets (5.6%):
66,907	Bank of New York Mellon Corp. (The)	1,872,727
24,855	BlackRock, Inc., Class A	6,384,752
30,243	Franklin Resources, Inc.	4,560,947
39,159	Goldman Sachs Group, Inc. (The)	5,762,247
32,382	State Street Corp.	1,913,452

		20,494,125

Chemicals (3.0%):
53,490	Celanese Corp., Series A	2,356,235
18,870	Linde AG	3,509,824
30,521	Praxair, Inc.	3,404,312
9,893	Sherwin Williams Co.	1,670,829

		10,941,200

Commercial Banks (1.8%):
178,442	Wells Fargo & Co.	6,600,570

Computers & Peripherals (5.6%):
22,611	Apple, Inc.	10,008,307
273,319	EMC Corp.*	6,529,591
170,400	Hewlett-Packard Co.	4,062,336

		20,600,234

Construction & Engineering (0.9%):
48,270	Fluor Corp.	3,201,749

Consumer Finance (1.7%):
90,310	American Express Co.	6,092,313

Diversified Financial Services (3.6%):
286,498	Bank of America Corp.	3,489,546
204,310	JPMorgan Chase & Co.	9,696,552

		13,186,098

Diversified Telecommunication Services (0.7%):
65,069	AT&T, Inc.	2,387,382

Electric Utilities (1.0%):
76,989	American Electric Power Co., Inc.	3,743,975

Energy Equipment & Services (3.7%):
48,940	Cameron International Corp.*	3,190,888
67,040	Dresser-Rand Group, Inc.*	4,133,687
49,691	National-Oilwell Varco, Inc.	3,515,638

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
33,375	Schlumberger, Ltd.	$2,499,454

		13,339,667

Food Products (3.2%):
72,371	Danone SA	5,041,826
46,836	General Mills, Inc.	2,309,483
133,230	Mondelez International, Inc., Class A	4,078,170

		11,429,479

Health Care Equipment & Supplies (4.4%):
32,157	Baxter International, Inc.	2,335,884
94,740	Covidien plc	6,427,161
120,832	St. Jude Medical, Inc.	4,886,446
33,490	Stryker Corp.	2,184,888

		15,834,379

Hotels, Restaurants & Leisure (1.4%):
49,800	McDonald’s Corp.	4,964,562

Household Products (3.8%):
32,186	Colgate-Palmolive Co.	3,798,914
85,076	Procter & Gamble Co. (The)	6,555,956
48,949	Reckitt Benckiser Group plc	3,511,787

		13,866,657

Industrial Conglomerates (2.7%):
157,328	Danaher Corp.	9,777,935

Insurance (1.8%):
75,210	ACE, Ltd.	6,691,434

Internet Software & Services (2.2%):
22,370	Facebook, Inc., Class A*	572,225
9,513	Google, Inc., Class A*	7,553,607

		8,125,832

IT Services (5.8%):
56,845	Accenture plc, Class A	4,318,514
42,800	Cognizant Technology Solutions Corp., Class A*	3,278,908
65,080	Fidelity National Information Services, Inc.	2,578,470
8,630	MasterCard, Inc., Class A	4,669,952
36,408	Visa, Inc., Class A	6,183,534

		21,029,378

Life Sciences Tools & Services (1.6%):
75,960	Thermo Fisher Scientific, Inc.	5,810,180

Machinery (0.9%):
40,960	Stanley Black & Decker, Inc.	3,316,531

Media (3.4%):
104,520	Comcast Corp., Class A	4,390,885
138,047	Walt Disney Co. (The)	7,841,070

		12,231,955

Multiline Retail (2.3%):
62,017	Kohl’s Corp.	2,860,844
78,858	Target Corp.	5,397,830

		8,258,674

Multi-Utilities (1.8%):
141,930	CMS Energy Corp.	3,965,524
64,228	Wisconsin Energy Corp.	2,754,739

		6,720,263

Oil, Gas & Consumable Fuels (6.0%):
49,981	Chevron Corp.	5,938,742
33,084	EOG Resources, Inc.	4,237,068

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares Principal Amount		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
92,801	Exxon Mobil Corp.	$8,362,298
46,502	Occidental Petroleum Corp.	3,644,362

		22,182,470

Pharmaceuticals (5.8%):
106,279	Johnson & Johnson Co.	8,664,927
325,060	Pfizer, Inc.	9,381,231
37,880	Valeant Pharmaceuticals International, Inc.*	2,841,758

		20,887,916

Real Estate Investment Trusts (REITs) (1.3%):
59,674	American Tower Corp.	4,590,124

Road & Rail (1.1%):
40,440	Canadian National Railway Co.	4,056,132

Semiconductors & Semiconductor Equipment (2.8%):
125,320	Altera Corp.	4,445,100
153,581	Microchip Technology, Inc.	5,645,638

		10,090,738

Software (2.7%):
51,180	Check Point Software Technologies, Ltd.*	2,404,948
22,670	Citrix Systems, Inc.*	1,635,867
178,715	Oracle Corp.	5,779,643

		9,820,458

Specialty Retail (0.5%):
28,490	Tiffany & Co. ^	1,981,195

Textiles, Apparel & Luxury Goods (2.8%):
18,245	LVMH Moet Hennessy Louis Vuitton SA	3,134,074
57,446	Nike, Inc., Class B	3,389,888
21,960	V.F. Corp.	3,683,790

		10,207,752

Tobacco (1.6%):
61,304	Philip Morris International, Inc.	5,683,494

Trading Companies & Distributors (0.7%):
11,070	W.W. Grainger, Inc.	2,490,529

Total Common Stocks (Cost $263,500,954)		360,095,241

Securities Held as Collateral for Securities on Loan (0.5%):
$1,713,345	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,713,345

Total Securities Held as Collateral for Securities on Loan (Cost $1,713,345)		1,713,345

Unaffiliated Investment Company (1.0%):
3,584,880	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,584,880

Total Unaffiliated Investment Company (Cost $3,584,880)		3,584,880

Total Investment Securities (Cost $268,799,179)(c) - 100.5% (c)		365,393,466
Net other assets (liabilities) - (0.5)%		(1,681,438)

Net Assets - 100.0%		$363,712,028

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $1,705,816.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Canada	1.9%
France	2.8%
Germany	1.4%
Ireland (Republic of)	2.9%
Israel	0.7%
Netherlands	1.4%
Switzerland	1.8%
United Kingdom	2.5%
United States	84.6%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (8.0%):
115,450	Honeywell International, Inc.	$8,699,158
156,440	Lockheed Martin Corp.	15,099,588
63,420	Northrop Grumman Corp.	4,448,913
99,930	United Technologies Corp.	9,336,460

		37,584,119

Air Freight & Logistics (1.6%):
90,480	United Parcel Service, Inc., Class B	7,772,232

Auto Components (1.5%):
66,140	Delphi Automotive plc	2,936,616
122,680	Johnson Controls, Inc.	4,302,388

		7,239,004

Automobiles (0.2%):
32,060	General Motors Co.*	891,909

Beverages (3.1%):
36,000	Coca-Cola Enterprises, Inc.	1,329,120
273,759	Diageo plc	8,618,982
45,060	Dr Pepper Snapple Group, Inc.	2,115,567
26,800	PepsiCo, Inc.	2,120,148

		14,183,817

Capital Markets (6.8%):
259,120	Bank of New York Mellon Corp. (The)	7,252,768
22,678	BlackRock, Inc., Class A	5,825,525
26,570	Franklin Resources, Inc.	4,007,022
67,430	Goldman Sachs Group, Inc. (The)	9,922,324
88,490	State Street Corp.	5,228,874

		32,236,513

Chemicals (2.3%):
50,210	Air Products & Chemicals, Inc.	4,374,295
47,980	PPG Industries, Inc.	6,426,441

		10,800,736

Commercial Banks (2.8%):
49,310	PNC Financial Services Group, Inc.	3,279,115
262,090	Wells Fargo & Co.	9,694,709

		12,973,824

Computers & Peripherals (0.2%):
42,360	Hewlett-Packard Co.	1,009,862

Construction & Engineering (0.2%):
10,990	Fluor Corp.	728,967

Diversified Financial Services (4.1%):
338,090	JPMorgan Chase & Co.	16,045,752
65,510	Moody’s Corp.	3,492,993

		19,538,745

Diversified Telecommunication Services (2.5%):
204,490	AT&T, Inc.	7,502,738
80,740	Verizon Communications, Inc.	3,968,371

		11,471,109

Electric Utilities (0.2%):
27,320	PPL Corp.	855,389

Food & Staples Retailing (1.5%):
132,490	CVS Caremark Corp.	7,285,625

Food Products (4.4%):
64,230	Danone SA	4,474,673
156,180	General Mills, Inc.	7,701,235
13,210	J.M. Smucker Co. (The)	1,309,904
27,290	Kellogg Co.	1,758,295

Shares		Fair Value
Common Stocks, continued
Food Products, continued
80,650	Nestle SA, Registered Shares	$5,836,551

		21,080,658

Health Care Equipment & Supplies (2.4%):
27,380	Becton, Dickinson & Co.	2,617,802
110,710	Medtronic, Inc.	5,198,942
86,310	St. Jude Medical, Inc.	3,490,376

		11,307,120

Health Care Providers & Services (0.7%):
20,160	Express Scripts Holding Co.*	1,162,224
37,100	Quest Diagnostics, Inc.	2,094,295

		3,256,519

Hotels, Restaurants & Leisure (0.6%):
28,600	McDonald’s Corp.	2,851,134

Household Products (0.5%):
29,840	Procter & Gamble Co. (The)	2,299,470

Industrial Conglomerates (4.0%):
76,530	3M Co.	8,135,904
93,030	Danaher Corp.	5,781,815
152,390	Tyco International, Ltd.	4,876,480

		18,794,199

Insurance (7.0%):
60,190	ACE, Ltd.	5,355,104
70,950	Aon plc	4,363,425
39,090	Chubb Corp. (The)	3,421,548
215,880	MetLife, Inc.	8,207,757
91,550	Prudential Financial, Inc.	5,400,535
77,440	Travelers Cos., Inc. (The)	6,519,673

		33,268,042

IT Services (6.0%):
133,910	Accenture plc, Class A	10,173,144
18,070	Fidelity National Information Services, Inc.	715,933
27,120	Fiserv, Inc.*	2,381,950
44,970	International Business Machines Corp.	9,592,101
3,480	MasterCard, Inc., Class A	1,883,132
211,980	Western Union Co.	3,188,179

		27,934,439

Leisure Equipment & Products (0.9%):
95,080	Hasbro, Inc.	4,177,815

Life Sciences Tools & Services (1.0%):
62,610	Thermo Fisher Scientific, Inc.	4,789,039

Machinery (2.3%):
67,760	Eaton Corp. plc	4,150,300
1,130	Illinois Tool Works, Inc.	68,862
34,180	Pentair, Ltd., Registered Shares	1,802,995
58,300	Stanley Black & Decker, Inc.	4,720,551

		10,742,708

Media (5.4%):
114,140	Comcast Corp., Special Class A	4,522,227
39,150	McGraw-Hill Cos., Inc. (The)	2,038,932
93,570	Omnicom Group, Inc.	5,511,273
91,450	Viacom, Inc., Class B	5,630,577
145,810	Walt Disney Co. (The)	8,282,007

		25,985,016

Multiline Retail (1.8%):
25,200	Kohl’s Corp.	1,162,476

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
103,570	Target Corp.	$7,089,367

		8,251,843

Multi-Utilities (0.2%):
27,320	Public Service Enterprise Group, Inc.	938,169

Oil, Gas & Consumable Fuels (6.3%):
30,750	Apache Corp.	2,372,670
73,400	Chevron Corp.	8,721,388
23,790	EOG Resources, Inc.	3,046,785
100,340	Exxon Mobil Corp.	9,041,638
81,360	Occidental Petroleum Corp.	6,376,183

		29,558,664

Pharmaceuticals (10.1%):
105,810	Abbott Laboratories	3,737,209
80,540	Abbvie, Inc.	3,284,421
206,860	Johnson & Johnson Co.	16,865,296
91,760	Merck & Co., Inc.	4,058,545
579,150	Pfizer, Inc.	16,714,269
12,100	Roche Holding AG	2,825,918
4,990	Zoetis, Inc.*	166,666

		47,652,324

Professional Services (0.4%):
24,800	Dun & Bradstreet Corp. ^	2,074,520

Road & Rail (0.5%):
22,190	Canadian National Railway Co.	2,225,657

Semiconductors & Semiconductor Equipment (0.6%):
138,940	Intel Corp.	3,035,839

Software (1.3%):
189,960	Oracle Corp.	6,143,306

Specialty Retail (0.9%):
33,310	Advance Auto Parts, Inc.	2,753,072
94,280	Staples, Inc. ^	1,266,180

		4,019,252

Tobacco (5.2%):
71,290	Altria Group, Inc.	2,451,663
111,930	Lorillard, Inc.	4,516,376
187,740	Philip Morris International, Inc.	17,405,376

		24,373,415

Wireless Telecommunication Services (1.5%):
2,528,634	Vodafone Group plc	7,175,981

Total Common Stocks (Cost $390,907,411)		466,506,980

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp.	418,950

Electric Utilities (0.1%):
8,400	PPL Corp.	460,908

Total Convertible Preferred Stocks (Cost $855,142)		879,858

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.7%):
$3,146,747	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$3,146,747

Total Securities Held as Collateral for Securities on Loan (Cost $3,146,747) (c)		3,146,747

Unaffiliated Investment Company (0.7%):
3,448,907	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,448,907

Total Unaffiliated Investment Company (Cost $3,448,907)		3,448,907

Total Investment Securities (Cost $398,358,207)(c) - 100.6%		473,982,492
Net other assets (liabilities) - (0.6)%		(2,932,816)

Net Assets - 100.0%		$471,049,676

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $3,118,456.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Canada	0.5%
France	0.9%
Ireland (Republic of)	3.0%
Switzerland	3.9%
United Kingdom	4.9%
United States	86.8%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (1.4%):
8,722	Alliant Techsystems, Inc.	$631,734
27,876	BE Aerospace, Inc.*	1,680,645
8,247	Esterline Technologies Corp.*	624,298
50,115	Exelis, Inc.	545,752
13,262	Huntington Ingalls Industries, Inc.	707,262
13,339	Triumph Group, Inc.	1,047,112

		5,236,803

Air Freight & Logistics (0.1%):
27,656	UTI Worldwide, Inc.	400,459

Airlines (0.4%):
18,760	Alaska Air Group, Inc.*	1,199,889
60,174	JetBlue Airways Corp.*	415,201

		1,615,090

Auto Components (0.2%):
38,099	Gentex Corp.	762,361

Automobiles (0.1%):
11,762	Thor Industries, Inc.	432,724

Biotechnology (2.1%):
20,331	Regeneron Pharmaceuticals, Inc.*	3,586,388
12,463	United Therapeutics Corp.*	758,623
58,070	Vertex Pharmaceuticals, Inc.*	3,192,689

		7,537,700

Building Products (0.7%):
43,706	Fortune Brands Home & Security, Inc.*	1,635,916
12,205	Lennox International, Inc.	774,895

		2,410,811

Capital Markets (2.4%):
13,994	Affiliated Managers Group, Inc.*	2,149,059
53,978	Apollo Investment Corp.	451,256
30,950	Eaton Vance Corp.	1,294,639
25,025	Federated Investors, Inc., Class B ^	592,342
6,882	Greenhill & Co., Inc.	367,361
50,664	Janus Capital Group, Inc.	476,242
30,063	Raymond James Financial, Inc.	1,385,904
35,931	SEI Investments Co.	1,036,609
22,839	Waddell & Reed Financial, Inc., Class A	999,891

		8,753,303

Chemicals (2.7%):
23,684	Albemarle Corp.	1,480,724
19,579	Ashland, Inc.	1,454,720
15,965	Cabot Corp.	546,003
11,965	Cytec Industries, Inc.	886,367
14,260	Intrepid Potash, Inc.	267,518
9,398	Minerals Technologies, Inc.	390,111
2,858	NewMarket Corp.	744,109
21,378	Olin Corp.	539,153
35,272	RPM International, Inc.	1,113,890
10,367	Scotts Miracle-Gro Co. (The)	448,269
13,304	Sensient Technologies Corp.	520,053
22,305	Valspar Corp. (The)	1,388,486

		9,779,403

Commercial Banks (3.8%):
44,889	Associated Banc-Corp.	681,864
22,318	BancorpSouth, Inc.	363,783
11,995	Bank of Hawaii Corp. ^	609,466
19,632	Cathay General Bancorp	394,996
12,662	City National Corp.	745,918

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
20,585	Commerce Bancshares, Inc.	$840,486
16,415	Cullen/Frost Bankers, Inc.	1,026,431
37,398	East West Bancorp, Inc.	960,007
94,044	First Niagara Financial Group, Inc.	833,230
29,357	FirstMerit Corp. ^	485,271
53,043	Fulton Financial Corp.	620,603
22,677	Hancock Holding Co.	701,173
14,614	International Bancshares Corp.	303,971
11,889	Prosperity Bancshares, Inc.	563,420
12,324	Signature Bank*	970,638
11,952	SVB Financial Group*	847,875
144,360	Synovus Financial Corp.	399,877
43,563	TCF Financial Corp.	651,702
17,961	Trustmark Corp.	449,205
53,234	Valley National Bancorp ^	545,116
21,463	Webster Financial Corp.	520,692
7,289	Westamerica Bancorp ^	330,410

		13,846,134

Commercial Services & Supplies (2.0%):
12,723	Brink’s Co. (The)	359,552
14,079	Clean Harbors, Inc.*	817,849
28,252	Copart, Inc.*	968,479
26,734	Corrections Corp. of America	1,044,497
13,580	Deluxe Corp.	562,212
15,539	Herman Miller, Inc.	429,964
12,043	HNI Corp.	427,406
8,290	Mine Safety Appliances Co.	411,350
48,228	R.R. Donnelley & Sons Co.	581,147
17,522	Rollins, Inc.	430,165
32,823	Waste Connections, Inc.	1,180,972

		7,213,593

Communications Equipment (0.9%):
16,643	ADTRAN, Inc. ^	327,035
27,017	Ciena Corp.*	432,542
10,950	InterDigital, Inc. ^	523,739
11,343	Plantronics, Inc.	501,247
47,110	Polycom, Inc.*	521,979
43,478	Riverbed Technology, Inc.*	648,256
90,330	Tellabs, Inc.	188,790

		3,143,588

Computers & Peripherals (0.7%):
16,867	Diebold, Inc.	511,407
16,921	Lexmark International, Inc., Class A	446,714
43,567	NCR Corp.*	1,200,708
24,417	QLogic Corp.*	283,237

		2,442,066

Construction & Engineering (0.9%):
27,962	Aecom Technology Corp.*	917,154
9,573	Granite Construction, Inc.	304,804
39,372	KBR, Inc.	1,263,053
20,499	URS Corp.	971,858

		3,456,869

Construction Materials (0.3%):
12,237	Martin Marietta Materials, Inc.	1,248,419

Containers & Packaging (1.6%):
17,670	AptarGroup, Inc.	1,013,375
8,090	Greif, Inc., Class A	433,786
26,201	Packaging Corp. of America	1,175,639
19,108	Rock-Tenn Co., Class A	1,773,031
12,033	Silgan Holdings, Inc.	568,559

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
26,881	Sonoco Products Co.	$940,566

		5,904,956

Distributors (0.5%):
79,409	LKQ Corp.*	1,727,940

Diversified Consumer Services (0.8%):
15,218	DeVry, Inc.	483,172
7,365	Matthews International Corp., Class A	256,965
15,209	Regis Corp. ^	276,652
56,352	Service Corp. International	942,768
18,118	Sotheby’s	677,794
3,075	Strayer Education, Inc. ^	148,769

		2,786,120

Diversified Financial Services (0.5%):
23,278	CBOE Holdings, Inc.	859,889
32,078	MSCI, Inc., Class A*	1,088,407

		1,948,296

Diversified Telecommunication Services (0.3%):
40,473	TW Telecom, Inc.*	1,019,515

Electric Utilities (1.6%):
16,202	Cleco Corp.	761,980
40,880	Great Plains Energy, Inc.	948,007
26,109	Hawaiian Electric Industries, Inc.	723,480
13,352	IDACORP, Inc.	644,501
62,697	NV Energy, Inc.	1,255,821
21,294	PNM Resources, Inc.	495,937
33,742	Westar Energy, Inc.	1,119,560

		5,949,286

Electrical Equipment (1.8%):
11,397	Acuity Brands, Inc.	790,382
64,748	AMETEK, Inc.	2,807,474
13,302	General Cable Corp.*	487,252
14,203	Hubbell, Inc., Class B	1,379,253
11,970	Regal-Beloit Corp.	976,273

		6,440,634

Electronic Equipment, Instruments & Components (2.1%):
28,215	Arrow Electronics, Inc.*	1,146,093
36,519	Avnet, Inc.*	1,321,988
40,051	Ingram Micro, Inc., Class A*	788,204
10,473	Itron, Inc.*	485,947
25,293	National Instruments Corp.	828,346
10,050	Tech Data Corp.*	458,381
67,952	Trimble Navigation, Ltd.*	2,035,841
35,321	Vishay Intertechnology, Inc.*	480,719

		7,545,519

Energy Equipment & Services (2.8%):
15,199	Atwood Oceanics, Inc.*	798,555
5,236	CARBO Ceramics, Inc.	476,843
20,198	Dresser-Rand Group, Inc.*	1,245,409
9,705	Dril-Quip, Inc.*	845,985
26,258	Helix Energy Solutions Group, Inc.*	600,783
28,784	Oceaneering International, Inc.	1,911,544
14,622	Oil States International, Inc.*	1,192,717
38,945	Patterson-UTI Energy, Inc.	928,449
42,441	Superior Energy Services, Inc.*	1,102,193
13,204	Tidewater, Inc.	666,802

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
11,644	Unit Corp.*	$530,384

		10,299,664

Food & Staples Retailing (0.4%):
13,177	Harris Teeter Supermarkets, Inc.	562,790
57,394	Supervalu, Inc. ^	289,266
13,129	United Natural Foods, Inc.*	645,946

		1,498,002

Food Products (2.0%):
30,549	Flowers Foods, Inc.	1,006,284
32,864	Green Mountain Coffee Roasters, Inc.*^	1,865,361
32,719	Hillshire Brands Co.	1,150,073
20,564	Ingredion, Inc.	1,487,188
5,161	Lancaster Colony Corp.	397,397
8,719	Post Holdings, Inc.*	374,307
33,320	Smithfield Foods, Inc.*	882,314
5,591	Tootsie Roll Industries, Inc.	167,228

		7,330,152

Gas Utilities (1.4%):
24,133	Atmos Energy Corp.	1,030,238
22,269	National Fuel Gas Co.	1,366,204
46,601	Questar Corp. +	1,133,802
30,121	UGI Corp.	1,156,345
13,773	WGL Holdings, Inc.	607,389

		5,293,978

Health Care Equipment & Supplies (2.5%):
12,856	Cooper Cos., Inc. (The)	1,386,905
16,135	Hill-Rom Holdings, Inc.	568,275
71,266	Hologic, Inc.*	1,610,612
14,558	IDEXX Laboratories, Inc.*	1,345,014
13,895	Masimo Corp.	272,620
38,190	ResMed, Inc. ^	1,770,488
15,564	STERIS Corp.	647,618
10,938	Teleflex, Inc.	924,370
15,406	Thoratec Corp.*	577,725

		9,103,627

Health Care Providers & Services (3.2%):
24,528	Community Health Systems, Inc.	1,162,382
68,462	Health Management Associates, Inc., Class A*	881,106
21,187	Health Net, Inc.*	606,372
23,337	Henry Schein, Inc.*	2,159,838
23,180	HMS Holdings Corp.*	629,337
12,552	LifePoint Hospitals, Inc.*	608,270
13,312	MEDNAX, Inc.*	1,193,155
27,912	Omnicare, Inc.	1,136,577
16,883	Owens & Minor, Inc. ^	549,710
23,669	Universal Health Services, Inc., Class B	1,511,739
23,522	VCA Antech, Inc.*	552,532
11,537	WellCare Health Plans, Inc.*	668,685

		11,659,703

Health Care Technology (0.2%):
45,857	Allscripts Healthcare Solutions, Inc.*	623,197

Hotels, Restaurants & Leisure (1.3%):
10,968	Bally Technologies, Inc.*	570,007
7,468	Bob Evans Farms, Inc.	318,286
18,914	Brinker International, Inc.	712,112

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
13,110	Cheesecake Factory, Inc. (The)	$506,177
6,795	International Speedway Corp., Class A	222,061
10,633	Life Time Fitness, Inc.*	454,880
7,493	Panera Bread Co., Class A*	1,238,143
14,243	Scientific Games Corp., Class - A*	124,626
75,427	Wendy’s Co. (The)	427,671
14,695	WMS Industries, Inc.*	370,461

		4,944,424

Household Durables (2.3%):
29,495	Jarden Corp.*	1,263,839
20,091	KB Home ^	437,381
10,438	M.D.C. Holdings, Inc.	382,553
15,518	Mohawk Industries, Inc.*	1,755,397
1,250	NVR, Inc.*	1,350,138
15,959	Tempur-Pedic International, Inc.*	792,045
40,077	Toll Brothers, Inc.*	1,372,236
14,410	Tupperware Brands Corp.	1,177,873

		8,531,462

Household Products (1.1%):
36,770	Church & Dwight Co., Inc.	2,376,445
16,501	Energizer Holdings, Inc.	1,645,645

		4,022,090

Industrial Conglomerates (0.3%):
16,892	Carlisle Cos., Inc.	1,145,109

Insurance (4.6%):
4,495	Alleghany Corp.*	1,779,661
19,988	American Financial Group, Inc.	947,031
33,499	Arthur J. Gallagher & Co.	1,383,844
18,688	Aspen Insurance Holdings, Ltd.	720,983
31,486	Brown & Brown, Inc.	1,008,811
13,620	Everest Re Group, Ltd.	1,768,693
57,189	Fidelity National Financial, Inc., Class A	1,442,878
28,643	First American Financial Corp.	732,402
11,943	Hanover Insurance Group, Inc. (The)	593,328
26,839	HCC Insurance Holdings, Inc.	1,128,043
14,579	Kemper Corp.	475,421
6,485	Mercury General Corp.	245,976
64,442	Old Republic International Corp.	819,058
20,874	Protective Life Corp.	747,289
19,671	Reinsurance Group of America, Inc.	1,173,769
11,844	StanCorp Financial Group, Inc.	506,449
29,386	W.R. Berkley Corp.	1,303,857

		16,777,493

Internet & Catalog Retail (0.1%):
9,822	HSN, Inc.	538,835

Internet Software & Services (1.6%):
19,856	AOL, Inc.	764,257
12,989	Equinix, Inc.*	2,809,651
31,450	Monster Worldwide, Inc.*	159,452
29,378	Rackspace Hosting, Inc.*	1,483,001
18,975	ValueClick, Inc.*	560,711

		5,777,072

IT Services (3.1%):
19,789	Acxiom Corp.*	403,696
13,291	Alliance Data Systems Corp.*	2,151,679
32,526	Broadridge Financial Solutions, Inc.	807,946

Shares		Fair Value
Common Stocks, continued
IT Services, continued
28,436	Convergys Corp.	$484,265
26,124	CoreLogic, Inc.*	675,567
8,050	DST Systems, Inc.	573,724
24,900	Gartner, Inc.*	1,354,808
20,998	Global Payments, Inc.	1,042,761
22,932	Jack Henry & Associates, Inc.	1,059,687
22,661	Lender Processing Services, Inc.	576,949
6,309	ManTech International Corp., Class A ^	169,523
17,152	NeuStar, Inc., Class A*	798,083
28,848	VeriFone Systems, Inc.*	596,577
10,332	Wex, Inc.*	811,062

		11,506,327

Leisure Equipment & Products (0.4%):
16,970	Polaris Industries, Inc.	1,569,555

Life & Health Insurance (0.1%):
12,256	Primerica, Inc.	401,752

Life Sciences Tools & Services (1.3%):
5,367	Bio-Rad Laboratories, Inc., Class A*	676,242
12,883	Charles River Laboratories International, Inc.*	570,330
14,669	Covance, Inc.*	1,090,200
8,078	Mettler-Toledo International, Inc.*	1,722,392
9,217	Techne Corp.	625,373

		4,684,537

Machinery (5.2%):
25,856	AGCO Corp.	1,347,614
13,255	CLARCOR, Inc.	694,297
12,820	Crane Co.	716,125
35,928	Donaldson Co., Inc.	1,300,234
13,113	Gardner Denver, Inc.	984,917
16,193	Graco, Inc.	939,680
21,567	Harsco Corp.	534,215
21,990	IDEX Corp.	1,174,706
24,661	ITT Corp.	701,112
21,147	Kennametal, Inc.	825,579
22,119	Lincoln Electric Holdings, Inc.	1,198,407
15,106	Nordson Corp.	996,241
23,318	Oshkosh Corp.*	990,782
12,538	SPX Corp.	990,000
29,535	Terex Corp.*	1,016,595
21,239	Timken Co.	1,201,703
21,111	Trinity Industries, Inc.	956,962
6,250	Valmont Industries, Inc.	982,938
12,727	Wabtec Corp.	1,299,554
16,086	Woodward, Inc.	639,579

		19,491,240

Marine (0.5%):
11,465	Alexander & Baldwin, Inc.*	409,874
15,095	Kirby Corp.*	1,159,295
11,366	Matson, Inc.	279,604

		1,848,773

Media (1.2%):
15,415	AMC Networks, Inc., Class A*	973,919
27,286	Cinemark Holdings, Inc.	803,299
19,160	DreamWorks Animation SKG, Inc., Class A*^	363,274
12,517	John Wiley & Sons, Inc., Class A	487,662
14,796	Lamar Advertising Co.*	719,234

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
9,636	Meredith Corp.	$368,673
32,672	New York Times Co. (The), Class A*	320,186
7,067	Scholastic Corp.	188,336
10,503	Valassis Communications, Inc. ^	313,725

		4,538,308

Metals & Mining (1.6%):
11,786	Carpenter Technology Corp.	580,932
31,053	Commercial Metals Co.	492,190
8,856	Compass Minerals International, Inc.	698,738
20,296	Reliance Steel & Aluminum Co.	1,444,467
17,303	Royal Gold, Inc.	1,229,033
58,582	Steel Dynamics, Inc.	929,696
14,076	Worthington Industries, Inc.	436,074

		5,811,130

Multiline Retail (0.2%):
15,464	Big Lots, Inc.*	545,415
27,111	Saks, Inc.*	310,963

		856,378

Multi-Utilities (1.6%):
29,562	Alliant Energy Corp.	1,483,421
11,809	Black Hills Corp.	520,068
50,365	MDU Resources Group, Inc.	1,258,621
26,298	OGE Energy Corp.	1,840,334
21,906	Vectren Corp.	775,911

		5,878,355

Office Electronics (0.2%):
13,560	Zebra Technologies Corp., Class A*	639,083

Oil, Gas & Consumable Fuels (3.0%):
59,048	Alpha Natural Resources, Inc.*	484,784
56,994	Arch Coal, Inc. ^	309,477
12,948	Bill Barrett Corp.*^	262,456
23,033	Cimarex Energy Co.	1,737,610
19,238	Energen Corp.	1,000,568
31,968	Forest Oil Corp.*	168,152
54,173	HollyFrontier Corp.	2,787,200
15,749	Northern Oil & Gas, Inc.*	226,471
34,390	Plains Exploration & Production Co.*	1,632,493
32,663	Quicksilver Resources, Inc.*^	73,492
14,022	Rosetta Resources, Inc.*	667,167
17,673	SM Energy Co.	1,046,595
19,243	World Fuel Services Corp.	764,332

		11,160,797

Paper & Forest Products (0.4%):
9,290	Domtar Corp.	721,090
37,072	Louisiana-Pacific Corp.*	800,755

		1,521,845

Pharmaceuticals (0.3%):
30,453	Endo Health Solutions, Inc.*	936,734

Professional Services (0.9%):
8,930	Corporate Executive Board Co. (The)	519,369
10,946	FTI Consulting, Inc.*	412,226
20,503	Manpower, Inc.	1,162,930
15,061	Towers Watson & Co., Class A	1,044,029

		3,138,554

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (9.8%):
17,001	Alexandria Real Estate Equities, Inc.	$1,206,731
27,856	American Campus Communities, Inc.	1,262,991
49,015	BioMed Realty Trust, Inc.	1,058,724
20,532	BRE Properties, Inc.	999,498
22,512	Camden Property Trust	1,546,124
22,784	Corporate Office Properties Trust	607,877
85,609	Duke Realty Corp.	1,453,641
16,567	Equity One, Inc.	397,111
10,089	Essex Property Trust, Inc.	1,519,202
27,410	Extra Space Storage, Inc.	1,076,391
17,279	Federal Realty Investment Trust	1,866,823
21,439	Highwoods Properties, Inc.	848,341
13,758	Home Properties, Inc.	872,532
36,621	Hospitality Properties Trust	1,004,880
19,991	Kilroy Realty Corp.	1,047,528
31,824	Liberty Property Trust	1,265,004
36,558	Macerich Co. (The)	2,353,605
22,320	Mack-Cali Realty Corp.	638,575
30,886	National Retail Properties, Inc.	1,117,147
30,066	OMEGA Healthcare Investors, Inc.	912,804
10,816	Potlatch Corp.	496,022
33,181	Rayonier, Inc.	1,979,910
51,691	Realty Income Corp. ^	2,344,187
24,109	Regency Centers Corp.	1,275,607
50,049	Senior Housing Properties Trust	1,342,815
24,291	SL Green Realty Corp.	2,091,698
16,862	Taubman Centers, Inc.	1,309,503
66,690	UDR, Inc.	1,613,231
29,839	Weingarten Realty Investors	941,420

		36,449,922

Real Estate Management & Development (0.3%):
11,727	Jones Lang LaSalle, Inc.	1,165,781

Road & Rail (2.1%):
14,982	Con-way, Inc.	527,516
13,153	Genesee & Wyoming, Inc., Class A*	1,224,676
24,128	J.B. Hunt Transport Services, Inc.	1,797,053
29,342	Kansas City Southern Industries, Inc.	3,254,028
12,374	Landstar System, Inc.	706,432
11,894	Werner Enterprises, Inc.	287,121

		7,796,826

Semiconductors & Semiconductor Equipment (2.0%):
117,365	Atmel Corp.*	816,860
31,046	Cree, Inc.*	1,698,526
35,743	Cypress Semiconductor Corp.	394,245
33,866	Fairchild Semiconductor International, Inc.*	478,865
38,752	Integrated Device Technology, Inc.*	289,477
18,538	International Rectifier Corp.*	392,079
33,908	Intersil Corp., Class A	295,339
61,897	MEMC Electronic Materials, Inc.*	272,347
74,696	RF Micro Devices, Inc.*	397,383
17,622	Semtech Corp.*	623,643
10,276	Silicon Laboratories, Inc.*	425,015
51,219	Skyworks Solutions, Inc.*	1,128,355

		7,212,134

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (4.3%):
10,500	ACI Worldwide, Inc.*	$513,030
8,466	Advent Software, Inc.*	236,794
24,735	Ansys, Inc.*	2,013,924
74,974	Cadence Design Systems, Inc.*	1,044,388
11,425	CommVault Systems, Inc.*	936,622
56,700	Compuware Corp.*	708,750
12,137	Concur Technologies, Inc.*^	833,326
10,846	FactSet Research Systems, Inc. ^	1,004,340
9,446	Fair Isaac Corp.	431,588
28,773	Informatica Corp.*	991,805
25,159	Mentor Graphics Corp.	454,120
21,174	Micros Systems, Inc.*	963,629
31,923	PTC, Inc.*	813,717
27,684	Rovi Corp.*	592,714
16,360	Solarwinds, Inc.*	966,876
18,328	Solera Holdings, Inc.	1,069,072
40,932	Synopsys, Inc.*	1,468,640
41,490	TIBCO Software, Inc.*	838,928

		15,882,263

Specialty Retail (3.9%):
18,753	Aaron’s, Inc.	537,836
19,603	Advance Auto Parts, Inc.	1,620,188
20,923	Aeropostale, Inc.*	284,553
48,055	American Eagle Outfitters, Inc.	898,629
12,926	Ann, Inc.*	375,113
33,781	Ascena Retail Group, Inc.*	626,638
10,200	Barnes & Noble, Inc.*	167,790
12,330	Cabela’s, Inc., Class A*	749,417
44,258	Chico’s FAS, Inc.	743,534
26,169	Dick’s Sporting Goods, Inc.	1,237,794
40,202	Foot Locker, Inc.	1,376,516
16,380	Guess?, Inc.	406,715
76,578	Office Depot, Inc.*	300,952
15,563	Rent-A-Center, Inc.	574,897
21,554	Signet Jewelers, Ltd.	1,444,118
18,445	Tractor Supply Co.	1,920,677
23,025	Williams-Sonoma, Inc.	1,186,248

		14,451,615

Textiles, Apparel & Luxury Goods (1.0%):
13,584	Carter’s, Inc.*	777,956
9,210	Deckers Outdoor Corp.*	512,905
26,167	Hanesbrands, Inc.*	1,192,168
20,683	Under Armour, Inc., Class A*	1,058,970

		3,541,999

Thrifts & Mortgage Finance (0.7%):
21,874	Astoria Financial Corp.	215,678
117,415	New York Community Bancorp, Inc. ^	1,684,904
28,151	Washington Federal, Inc.	492,643

		2,393,225

Tobacco (0.1%):
6,240	Universal Corp. ^	349,690

Trading Companies & Distributors (1.0%):
12,531	GATX Corp.	651,236
12,437	MSC Industrial Direct Co., Inc., Class A	1,066,846
24,757	United Rentals, Inc.*	1,360,892
7,911	Watsco, Inc.	665,948

		3,744,922

Shares or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities (0.3%):
37,441	Aqua America, Inc.	$1,177,145

Wireless Telecommunication Services (0.2%):
26,860	Telephone and Data Systems, Inc.	565,940

Total Common Stocks (Cost $275,749,612)		357,861,227

Securities Held as Collateral for Securities on Loan (3.4%):
$12,475,297	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	12,475,297

Total Securities Held as Collateral for Securities on Loan (Cost $12,475,297)		12,475,297

Unaffiliated Investment Company (2.5%):
9,344,433	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	9,344,433

Total Unaffiliated Investment Company (Cost $9,344,433)		9,344,433

Total Investment Securities (Cost $297,569,342)(c) - 103.3% (c)		379,680,957
Net other assets (liabilities) - (3.3)%		(12,136,806)

Net Assets - 100.0%		$367,544,151

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $12,201,470.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $346,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-mini June Futures	Long	6/21/13	85	$9,783,500	$294,633

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Certificates of Deposit (31.6%):
Commercial Banks (31.6%)
$ 4,000,000	Bank of Montreal Chicago, 0.37%,1/10/14 (a)	$4,000,000
5,000,000	Bank of Nova Scotia, 0.72%, 10/18/13 (a)	5,012,222
8,000,000	Bank of Nova Scotia, 0.36%, 1/2/14 (a)	8,000,000
19,000,000	Bank of Tokyo Mitsubishi UFJ NY, 0.26%, 4/8/13	18,999,947
8,000,000	Bank of Tokyo Mitsubishi UFJ NY, 0.25%, 5/30/13	8,000,000
6,750,000	Canadian Imperial Bank of Commerce, NY, 0.31%, 8/1/13 (a)	6,750,000
8,000,000	Canadian Imperial Bank of Commerce, 0.34%, 9/25/13 (a)	8,000,000
8,000,000	Canadian Imperial Bank of Commerce, NY, 0.31%, 2/4/14 (a)	8,000,000
7,000,000	Rabobank Nederland NV NY, 0.41%, 1/8/14	7,000,000
10,000,000	Deutsche Bank NY, 0.30%, 5/28/13	10,000,000
5,000,000	National Australia Bank NY, 0.40%, 4/18/13	5,000,000
5,000,000	National Australia Bank NY, 0.89% 11/12/13 (a)(b)	5,018,888
12,000,000	Nordea Bank Finland NY, 0.26%, 6/3/13	12,000,110
35,000,000	Norinchukin Bank NY, 0.17%, 4/3/13	35,000,000
14,000,000	Rabobank Nederland NV NY, 0.42%, 10/29/13 (a)	14,000,000
9,000,000	Rabobank Nederland NV NY, 0.39%, 6/18/13 (a)	9,000,000
7,500,000	Royal Bank of Canada NY, 0.44%, 5/16/13 (a)	7,500,000
8,000,000	Sumitomo Mitsui Banking Corp., 2.15%, 7/22/13 (b)	8,045,399
18,000,000	Sumitomo Mitsui Bank NY, 0.23%, 5/7/13	18,000,000
7,000,000	Sumitomo Mitsui Bank NY, 0.23%, 5/13/13	7,000,000
12,000,000	Sumitomo Mitsui Trust NY, 0.24%, 5/6/13	12,000,000
16,500,000	Sumitomo Mitsui Trust NY, 0.23%, 5/13/13	16,500,000
13,000,000	Svenska Handelsbanken NY, 0.26%, 6/10/13	13,000,263
6,000,000	Toronto Dominion Bank NY, 0.25%, 12/20/13 (a)	6,000,000
8,000,000	Toronto Dominion Bank NY, 0.30%, 10/21/13 (a)	8,000,000
10,000,000	Toronto Dominion Bank NY, 0.30%, 7/23/13	10,000,000
15,000,000	Toronto Dominion Bank NY, 0.29%, 5/28/13 (a)	15,000,000

Total Certificates of Deposit (Cost $292,826,829)		292,826,829

Commercial Paper (39.7%):
Commercial Banks (35.5%)
10,000,000	ASB Finance, Ltd. London, 0.25%, 7/30/13 (b)	9,991,458
10,000,000	Atlantis One Funding, 0.14%, 4/1/13 (b)	9,999,850

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Commercial Banks, continued
$ 15,000,000	Caisse Centrale Desjardins, 0.18%, 4/15/13 (b)	$14,998,654
6,000,000	Commonwealth Bank of Australia, 0.34%, 11/14/13 (a)(b)	5,999,617
13,000,000	Commonwealth Bank of Australia, 0.24%, 7/22/13 (b)	12,990,033
12,000,000	DNB NOR Bank ASA, 0.27%, 7/19/13 (b)	11,989,920
8,000,000	DNB NOR Bank ASA, 0.27%, 8/5/13 (b)	7,992,260
10,000,000	Erste Abwicklungsanstalt, 0.25%, 8/23/13 (b)	9,989,792
13,000,000	Erste Abwicklungsanstalt, 0.25%, 9/10/13 (b)	12,985,104
8,000,000	Erste Abwicklungsanstalt, 0.25%, 9/27/13 (b)	7,989,889
20,000,000	General Electric Capital Corp., 0.24%, 9/4/13	19,978,800
8,000,000	HSBC Bank PLC, 0.63%, 4/25/13 (b)	7,996,064
10,000,000	Kells Funding LLC, 0.29%, 10/4/13 (b)	9,984,775
10,000,000	Kells Funding LLC, 0.26%, 8/19/13 (b)	9,989,672
10,000,000	Lloyds TSB Bank PLC, 0.23%, 4/23/13	9,998,333
20,000,000	Nrw.Bank, 0.14%, 4/2/13 (b)	19,999,611
24,934,000	Natixis US Finance Co., 0.14%, 4/1/13	24,933,626
8,000,000	National Australia Funding, 0.29%, 10/7/13 (b)	7,987,627
13,000,000	Nordea Bank AB, 1.75%, 10/4/13	13,096,382
27,000,000	Northern Pines Funding LLC, 0.17%, 4/2/13 (b)	26,999,369
5,000,000	Old Line Funding LLC, 0.25%, 9/16/13 (b)	4,994,063
11,000,000	Svenska Handelsbank, Inc., 0.28%, 7/26/13 (b)	10,989,819
7,000,000	Sydney Capital Corp., 0.24%, 6/14/13 (b)	6,996,407
15,000,000	Sydney Capital Corp., 0.25%, 6/17/13 (b)	14,991,667
13,000,000	Westpac Banking Corp. NY, 0.29%, 10/8/13 (a)	13,000,000
$10,000,000	HSBC Bank PLC, 1.63%, 8/12/13 8/12/13	$10,049,482

		$316,912,274

Diversified Financial Services (4.2%)
8,000,000	Fairway Finance Corp., 0.24%, 5/6/13 (a)(b)	8,000,000
8,000,000	Kells Funding LLC, 0.31%, 5/21/13 (b)	7,996,231
9,000,000	Nordea North America, Inc., 0.29%, 5/16/13	8,996,400

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$ 10,000,000	Svenska Handelsbank, Inc., 0.25%, 4/4/13 (b)	$9,999,517

		34,992,148

Total Commercial Paper (Cost $351,904,422)		351,904,422

Municipal Bonds (10.9%):
California (5.3%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.10%, 10/1/40, LOC: JPMorgan Chase Bank (a)	16,500,000
6,100,000	California Housing Finance Agency Revenue, Series E-1, 0.10%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT (a)	6,100,000
3,000,000	California Housing Finance Agency Revenue , Series E, 0.12%, 2/1/32, MULTIPLE LOC’S/GUARANTORS, AMT (a)	3,000,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue , Series A, 0.11%, 4/15/42, LIQ FAC: Fannie Mae, AMT (a)	8,500,000
9,700,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue , Series A, 0.10%, 6/15/35, LIQ FAC: Fannie Mae (a)	9,700,000

		43,800,000

New York (3.9%):
10,000,000	New York City Housing Development Corp., Series A, 0.12%, 5/15/34, LIQ FAC: Fannie Mae, AMT (a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue , Series A, 0.12%, 3/15/36, LIQ FAC: Fannie Mae (a)	15,000,000
8,000,000	New York State Dormitory Authority Revenue State Supported Debt , Series D, 0.11%, 7/1/31, LOC: Toronto Dominion Bank (a)	8,000,000

		33,000,000

Shares or Principal Amount		Fair Value
Municipal Bonds, continued
Pennsylvania (1.7%):
$ 13,800,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.15%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT (a)	$13,800,000

Total Municipal Bonds (Cost $90,600,000)		90,600,000

U.S. Government Agency Mortgages (5.2%):
Federal Home Loan Mortgage Corp. (5.2%)
7,000,000	0.35%, 9/3/13 (a)	6,999,389
36,300,000	0.14%, 9/13/13 (a)	36,289,872

		43,289,261

Total U.S. Government Agency Mortgages (Cost $43,289,261)		43,289,261

U.S.Treasury Obligations (5.9%):
U.S. Treasury Bill (0.7%)
6,000,000	0.14%, 5/30/13	5,998,538

U.S. Treasury Bills (2.3%)
2,000,000	0.06%, 4/18/13	1,999,833
17,000,000	0.04%, 5/9/13	16,997,096

		18,996,929

U.S. Treasury Note (2.9%)
12,000,000	0.63%, 4/30/13	12,004,401
12,000,000	0.38%, 6/30/13	12,004,129

		24,008,530

Total U.S.Treasury Obligations (Cost $49,003,997)		49,003,997

Unaffiliated Investment Company (0.0%):
848	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	848

Total Unaffiliated Investment Companies (Cost $848)		848

Total Investment Securities (Cost $827,625,357) (e) - 99.8% (d)		827,625,357
Net other assets (liabilities) - 0.2%		1,774,469

Net Assets - 100.0%		$829,399,826

Percentages indicated are based on net assets as of March 28, 2013.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

AMT	Subject to alternative minimum tax
GTD	Guaranteed

(a)	Variable Rate Security. The rate represents the rate in effect at March 28, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at March 28, 2013.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Asset Management & Custody Banks (0.1%):
19,947	Retail Opportunity Investments Corp. ^	$279,457

Diversified Real Estate Activities (20.2%):
442,638	Beni Stabili SpA^	264,213
31,200	BR Properties SA	347,216
540,000	CapitaLand, Ltd.	1,541,128
57,000	City Developments, Ltd.	522,141
251,000	Hang Lung Properties, Ltd.	938,783
105,669	Henderson Land Development Co., Ltd.	724,023
400,803	Kerry Properties, Ltd.	1,781,330
278,000	Mitsubishi Estate Co., Ltd.	7,878,797
208,000	Mitsui Fudosan Co., Ltd.	5,934,462
531	Mobimo Holding AG, Registered Shares ^	119,164
756,391	New World Development Co., Ltd.	1,284,067
6,000	Nomura Real Estate Holdings, Inc.	134,437
142,000	Sumitomo Realty & Development Co., Ltd.	5,530,239
604,452	Sun Hung Kai Properties, Ltd.	8,159,144
57,000	Tokyo Tatemono Co., Ltd.	407,103
17,000	Tokyu Land Corp.	160,307
39,000	UOL Group, Ltd.	219,865
239,035	Wharf Holdings, Ltd. (The)	2,133,369

		38,079,788

Diversified REITs (9.0%):
195,152	British Land Co. plc	1,612,351
38,969	Cousins Properties, Inc.	416,579
976,875	Dexus Property Group	1,063,365
3,381	Fonciere des Regions SA	264,818
4,200	Gecina SA	487,661
397,692	GPT Group	1,539,849
5,355	ICADE	468,638
158,569	Land Securities Group plc	1,998,263
104,855	Londonmetric Property plc	168,976
493,000	Mapletree Greater China Commerical Trust*	413,484
620,202	Mirvac Group	1,049,855
16	Nippon Accommodations Fund, Inc.	135,319
5,146	PS Business Parks, Inc.	406,122
24,475	Shaftesbury plc	216,705
267,144	Stockland Trust Group	1,017,969
5	Tokyu REIT, Inc.	37,898
217	United Urban Investment Corp.	354,182
62,451	Vornado Realty Trust	5,223,402
1,460	Wereldhave NV	101,138
17,739	Winthrop Realty Trust	223,157

		17,199,731

Health Care Facilities (0.1%):
11,857	Assisted Living Concepts, Inc., Class A	140,980

Health Care Services (0.1%):
25,410	Extendicare, Inc.	198,942

Homebuilding (0.1%):
143,100	PDG Realty SA Empreendimentos e Participacoes	223,151

Shares		Fair Value
Common Stocks, continued
Hotels, Resorts & Cruise Lines (1.3%):
40,043	Starwood Hotels & Resorts Worldwide, Inc.	$2,551,940

Industrial REITs (2.3%):
141,000	Ascendas Real Estate Investment Trust	296,118
143,222	DCT Industrial Trust, Inc.	1,059,843
470	GLP J-REIT*	507,619
272,926	Macquarie Goodman Group	1,360,876
56	Nippon Prologis REIT, Inc.*	609,860
89,798	SERGO plc	347,172
4,340	Terreno Realty Corp.	78,033

		4,259,521

Office REITs (8.0%):
18	Activia Properties, Inc.	172,992
6,610	Alexandria Real Estate Equities, Inc.	469,178
28,354	Alstria Office AG	319,777
711	Befimmo SCA Sicafi	45,248
38,467	Boston Properties, Inc.	3,887,475
12,722	Brookfield Canada Office Properties	354,001
310,000	CapitaCommercial Trust ^	396,723
617	Cofinimmo SA	70,737
300,552	Commonwealth Property Office Fund	347,736
17,030	Derwent Valley Holdings plc	557,608
11,618	Digital Realty Trust, Inc. ^	777,360
47,870	Duke Realty Corp.	812,833
76,069	Great Portland Estates plc	574,067
25,228	Hudson Pacific Properties, Inc.	548,709
100	Japan Real Estate Investment Corp.	1,384,466
793	Lexington Realty Trust	9,357
65,378	Mack-Cali Realty Corp.	1,870,465
146	Nippon Building Fund, Inc.	2,045,481
128	ORIX JREIT, Inc.	180,639
1,717	Societe de la Tour Eiffel	98,034
1,460	Societe Immobiliere de Locationpour l’Industrie et le Commerce	155,890

		15,078,776

Real Estate Development (4.0%):
657,000	Agile Property Holdings, Ltd.	785,658
43,184	Atrium European Real Estate, Ltd.	249,115
2,485,087	BGP Holdings plc*(a)(b)	—
222,000	China Overseas Land & Investment, Ltd.	614,508
349,000	China Resources Land, Ltd.	980,054
2,221,318	Country Garden Holdings Co., Ltd.	1,114,850
2,119	GSW Immobilien AG	83,906
362,800	Guangzhou R&F Properties Co., Ltd., H Shares	612,337
30,400	Iguatemi Empresa de Shopping Centers SA	382,859
56,000	Keppel Land, Ltd.	178,459
9,750	LEG Immobilien AG*	522,359
174,333	Norwegian Property ASA	273,982
295,000	Shimao Property Holdings, Ltd.	568,517
627,162	Sino Land Co., Ltd.	1,066,158
78,360	ST Modwen Properties plc	308,005

		7,740,767

Real Estate Operating Companies (12.5%):
17,499	Atrium Ljungberg AB, B Shares*	244,625
27,100	BR Malls Participacoes SA	339,287

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
70,941	Brookfield Properties Corp.	$1,218,057
60,027	Capital & Counties Properties plc	248,522
421,342	Capital & Regional plc*	210,984
24,068	Castellum AB ^	343,015
6,738	Citycon Oyj	19,279
5,838	Deutsche Euroshop AG	236,264
2,644	Deutsche Wohnen AG	48,083
151,648	Forest City Enterprises, Inc., Class A*	2,694,785
157,649	General Growth Properties, Inc.	3,134,062
692,000	Global Logistic Properties, Ltd.	1,466,851
89,817	Grainger Trust plc	185,594
469,500	Hongkong Land Holdings, Ltd.	3,482,658
53,451	Hufvudstaden AB ^	671,846
335,346	Hysan Development Co., Ltd.	1,696,769
75,462	Investa Office Fund	240,541
329,899	LXB Retail Properties plc*	573,928
87	NTT Urban Development Corp.	104,761
35,626	Prime Office REIT AG	146,142
45,259	Prologis, Inc.	1,809,455
13,995	PSP Swiss Property AG ^	1,275,643
316,601	Quintain Estates & Development plc*	323,189
239,267	Safestore Holdings, Ltd.	430,922
56,433	Sponda Oyj	266,775
312,850	Swire Properties, Ltd.	1,114,022
5,274	Swiss Prime Site AG ^	427,256
96,803	Unite Group plc	473,373

		23,426,688

Residential REITs (9.8%):
1,470	American Campus Communities, Inc.	66,650
23,961	Apartment Investment & Management Co., Class A	734,644
39,715	AvalonBay Communities, Inc.	5,030,699
14,484	Boardwalk REIT	891,202
26,806	Camden Property Trust	1,841,036
4,066	Canadian Apartment Properties REIT	100,969
18	Daiwahouse Residential Investment Corp.	85,950
21,237	Equity Lifestyle Properties, Inc.	1,631,002
132,050	Equity Residential Property Trust	7,270,673
2,840	Essex Property Trust, Inc.	427,647
954,000	Evergrande Real Estate Group, Ltd. ^	385,966

		18,466,438

Retail REITs (21.0%):
21,274	Acadia Realty Trust	590,779
388	Altarea SCA	70,949
231,000	CaitaMalls Asia, Ltd.	382,886
10,920	Calloway REIT	314,826
427,000	CapitaMall Trust	720,759
145,959	CFS Retail Property Trust	306,532
15,221	Corio NV^	710,551
16,220	Crombie REIT	236,369
8,648	Eurocommercial Properties NV	317,170
8,277	Federal Realty Investment Trust	894,247
263,092	Federation Centres	646,898
11,200	First Capital Realty, Inc.	208,980
170,207	Hammerson plc	1,275,056
76	Japan Retail Fund Investment Corp.	188,560
13,309	Klepierre	523,180
101,240	Liberty International plc	515,064

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
249,500	Link REIT (The)	$1,360,089
40,129	Macerich Co. (The)	2,583,505
269,000	Mapletree Commercial Trust	291,958
25,553	Mercialys SA	523,290
63,143	Regency Centers Corp.	3,340,896
73,451	RioCan REIT^	2,010,573
70,099	Simon Property Group, Inc.	11,114,897
204,000	Suntec REIT	296,287
1,120	Taubman Centers, Inc.	86,979
15,671	Unibail-Rodamco SE	3,649,558
2,419	Vastned Retail NV	100,476
416,619	Westfield Group	4,714,659
666,957	Westfield Retail Trust	2,100,558

		40,076,531

Specialized REITs (10.3%):
36,233	Ashford Hospitality Trust	447,840
23,215	Big Yellow Group plc	125,470
91,996	HCP, Inc.	4,586,921
10,187	Health Care REIT, Inc.	691,799
39,205	Healthcare Realty Trust, Inc.	1,113,030
285,386	Host Hotels & Resorts, Inc.	4,991,401
25,687	Public Storage, Inc.	3,912,644
200,000	Religare Health Trust*	146,117
53,854	Senior Housing Properties Trust	1,444,903
4,440	Sovran Self Storage, Inc.	286,336
20,640	Ventas, Inc.	1,510,848

		19,257,309

Total Common Stocks (Cost $129,075,833)		186,980,019

Securities Held as Collateral for Securities on Loan (3.5%):
$6,581,308	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	6,581,308

Total Securities Held as Collateral for Securities on Loan (Cost $6,581,308)		6,581,308

Unaffiliated Investment Company (1.0%):
1,984,293	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	1,984,293

Total Unaffiliated Investment Company (Cost $1,984,293)		1,984,293

Total Investment Securities (Cost $137,641,434)(f) - 103.3% (e)		195,545,620
Net other assets (liabilities) - (3.3%)		(6,158,046)

Net Assets - 100.0%		$189,387,574

Percentages indicated are based on net assets as of March 28, 2013.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $6,308,898.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Australia	7.3%
Belgium	0.1%
Belize	0.3%
Bermuda	1.8%
Brazil	0.4%
Canada	2.8%
China	0.9%
Finland	0.1%
France	3.2%
Germany	0.7%
Guernsey	0.1%
Hong Kong	12.1%
Italy	0.1%
Japan	13.3%
Jersey	0.1%
Netherlands	0.7%
Norway	0.1%
Singapore	3.5%
Sweden	0.6%
Switzerland	1.0%
United Kingdom	5.1%
United States	45.7%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid-Cap Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (95.6%):
Auto Components (1.1%):
125,509	Tesla Motors, Inc.*^	$4,755,536

Beverages (4.3%):
832,057	DE Master Blenders 1753 NV*^	12,866,497
135,683	Monster Beverage Corp.*	6,477,506

		19,344,003

Biotechnology (1.0%):
238,244	Ironwood Pharmaceuticals, Inc.*^	4,357,483

Capital Markets (0.8%):
70,383	Greenhill & Co., Inc.	3,757,045

Chemicals (2.7%):
52,406	Intrepid Potash, Inc.	983,137
173,364	Rockwood Holdings, Inc.	11,344,940

		12,328,077

Commercial Services & Supplies (7.4%):
281,968	Covanta Holding Corp.	5,681,655
496,358	Edenred	16,251,341
108,060	Stericycle, Inc.*	11,473,811

		33,406,807

Communications Equipment (4.1%):
292,091	Motorola Solutions, Inc.	18,702,587

Computers & Peripherals (0.5%):
66,600	3D Systems Corp.*^	2,147,184

Construction Materials (2.4%):
108,009	Martin Marietta Materials, Inc. ^	11,019,078

Diversified Consumer Services (2.1%):
273,811	New Oriental Education & Technology Group, Inc., ADR	4,928,598
107,525	Weight Watchers International, Inc.	4,527,878

		9,456,476

Diversified Financial Services (4.2%):
48,234	IntercontinentalExchange, Inc.*	7,865,518
332,375	MSCI, Inc., Class A*	11,277,484

		19,143,002

Electric Utilities (3.4%):
396,952	Brookfield Infrastructure Partners LP ^	15,107,994

Electrical Equipment (1.0%):
134,190	Sensata Technologies Holding NV*	4,410,825

Electronic Equipment, Instruments & Components (1.0%):
146,781	Trimble Navigation, Ltd.*	4,397,559

Food Products (2.2%):
33,508	McCormick & Co.	2,464,513
95,800	Mead Johnson Nutrition Co.	7,419,710

		9,884,223

Health Care Equipment & Supplies (2.1%):
19,085	Intuitive Surgical, Inc.*	9,374,361

Health Care Technology (2.5%):
116,450	Athenahealth, Inc.*^	11,300,308

Hotels, Restaurants & Leisure (2.4%):
180,829	Dunkin’ Brands Group, Inc.	6,668,974
62,505	Wyndham Worldwide Corp.	4,030,322

		10,699,296

Insurance (4.4%):
165,627	Arch Capital Group, Ltd.*	8,707,011

Shares		Fair Value
Common Stocks, continued
Insurance, continued
442,630	Progressive Corp. (The)	$11,185,260

		19,892,271

Internet & Catalog Retail (1.6%):
985,239	Groupon, Inc.*^	6,029,663
18,773	TripAdvisor, Inc.*	985,958

		7,015,621

Internet Software & Services (10.3%):
298,893	Akamai Technologies, Inc.*	10,547,934
68,044	LinkedIn Corp., Class A*	11,979,827
56,190	MercadoLibre, Inc. ^	5,425,706
107,472	Qihoo 360 Technology Co., Ltd., ADR*^	3,184,395
39,101	SINA Corp.*	1,899,918
397,277	Yandex NV, Class A*	9,185,044
271,931	Youku.com, Inc., ADR*^	4,560,282

		46,783,106

IT Services (2.7%):
221,820	Gartner, Inc.*	12,069,226

Life Sciences Tools & Services (3.3%):
253,863	Illumina, Inc.*	13,708,602
15,643	Techne Corp.	1,061,378

		14,769,980

Media (3.8%):
189,656	Aimia, Inc.	2,875,839
151,600	McGraw-Hill Cos., Inc. (The)	7,895,328
96,906	Morningstar, Inc.	6,775,668

		17,546,835

Multiline Retail (2.5%):
233,735	Dollar Tree, Inc.*	11,319,786

Oil, Gas & Consumable Fuels (2.8%):
154,074	Range Resources Corp.	12,486,157

Professional Services (8.6%):
105,312	IHS, Inc., Class A*	11,028,273
130,146	Intertek Group plc	6,722,665
708,947	Qualicorp SA*	7,121,057
229,314	Verisk Analytics, Inc., Class A*	14,132,621

		39,004,616

Semiconductors & Semiconductor Equipment (1.1%):
181,120	First Solar, Inc.*^	4,882,995

Software (8.5%):
68,560	Salesforce.com, Inc.*	12,260,584
66,613	ServiceNow, Inc.*^	2,411,391
264,709	Solera Holdings, Inc.	15,440,475
67,084	Splunk, Inc.*	2,685,373
48,998	Workday, Inc., Class A*	3,019,747
914,835	Zynga, Inc.*	3,073,845

		38,891,415

Textiles, Apparel & Luxury Goods (0.8%):
75,706	Coach, Inc.	3,784,543

Total Common Stocks (Cost $348,808,150)		432,038,395

Private Placements (1.3%):
Internet & Catalog Retail (0.0%):
33,446	Peixe Urbano, Inc.*(a)(b)	70,906

Internet Software & Services (0.7%):
245,606	Dropbox, Inc.*(a)(b)	2,323,432

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid-Cap Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Private Placements, continued
Internet Software & Services, continued
229,712	Palantir Technologies, Inc.*(a)(b)	$702,919

		3,026,351

Software (0.6%):
45,781	Workday, Inc.*(a)(b)	2,774,458

Transportation Infrastructure (0.0%):
818,433	Better Place LLC (a)(b)	—

Total Private Placements (Cost $6,679,641)		5,871,715

Securities Held as Collateral for Securities on Loan (13.5%):
$61,018,565	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	61,018,565

Total Securities Held as Collateral for Securities on Loan (Cost $61,018,565)		61,018,565

Unaffiliated Investment Company (2.9%):
13,254,229	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	13,254,229

Total Unaffiliated Investment Company (Cost $13,254,229)		13,254,229

Total Investment Securities (Cost $429,760,585)(f) - 113.3%		512,182,904
Net other assets (liabilities) - (13.3)%		(60,207,676)

Net Assets - 100.0%		$451,975,228

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $61,024,384.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 1.30% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 1.30% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Argentina	1.1%
Bermuda	4.6%
Brazil	1.4%
Canada	0.6%
Cayman Islands	2.8%
France	3.2%
Netherlands	5.2%
United Kingdom	1.3%
United States	79.8%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (2.0%):
115,850	BAE Systems plc , ADR ^	$2,796,619

Auto Components (1.2%):
27,900	Magna International, Inc.	1,637,730

Automobiles (3.4%):
106,400	Fuji Heavy Industries, Ltd., ADR	3,368,624
53,100	Tata Motors, Ltd., ADR	1,296,171

		4,664,795

Beverages (3.1%):
29,400	Carlsberg A/S, Class B ^	2,868,186
11,900	Diageo plc, ADR	1,497,496

		4,365,682

Chemicals (4.2%):
13,700	Agrium, Inc.	1,335,750
101,500	Israel Chemicals, Ltd.	1,314,185
107,900	Nitto Denko Corp., ADR	3,238,079

		5,888,014

Commercial Banks (15.1%):
97,900	Australia & New Zealand Banking Group, Ltd., ADR ^	2,934,063
155,870	Banco Bradesco SA, ADR	2,652,908
382,000	Barclays plc	1,692,742
88,200	Hang Seng Bank, Ltd.	1,416,933
282,600	HSBC Holdings plc ^	3,008,040
1,473,400	Mizuho Financial Group, Inc. ^	3,164,324
29,500	Toronto-Dominion Bank (The)	2,456,465
76,900	United Overseas Bank, Ltd., ADR	2,533,855
41,175	Woori Finance Holdings Co., Ltd., ADR ^	1,398,715

		21,258,045

Diversified Financial Services (2.0%):
46,300	Deutsche Boerse AG	2,803,632

Diversified Telecommunication Services (2.6%):
196,600	France Telecom SA, ADR	1,997,456
74,000	Telstra Corp., Ltd., ADR	1,744,180

		3,741,636

Electric Utilities (1.6%):
148,700	CIA Paranaense de Energia , ADR ^	2,300,389

Electronic Equipment, Instruments & Components (1.8%):
444,800	Hitachi, Ltd.	2,594,601

Energy Equipment & Services (0.9%):
35,700	Seadrill, Ltd.	1,299,543

Food & Staples Retailing (2.0%):
212,000	Aeon Co., Ltd.	2,745,011

Food Products (1.8%):
5,425,500	Golden Agri-Resources, Ltd.	2,543,380

Household Products (1.3%):
69,200	Svenska Cellulosa AB, ADR*^	1,790,896

Industrial Conglomerates (3.4%):
60,260	Koc Holding AS, ADR	1,748,745
28,400	Siemens AG, Registered Shares	3,059,186

		4,807,931

Insurance (8.2%):
68,500	Axis Capital Holdings, Ltd.	2,850,970
210,500	Manulife Financial Corp.	3,098,560
17,100	RenaissanceRe Holdings, Ltd.	1,573,029
151,700	Zurich Insurance Group AG, ADR ^	4,250,634

		11,773,193

Shares		Fair Value
Common Stocks, continued
IT Services (1.0%):
31,200	Cap Gemini SA	$1,421,865

Leisure Equipment & Products (0.8%):
59,300	Sega Sammy Holdings, Inc.	1,191,232

Machinery (0.9%):
55,300	Komatsu, Ltd.	1,320,014

Media (2.3%):
189,100	Reed Elsevier NV	3,241,146

Metals & Mining (7.0%):
32,000	POSCO, ADR ^	2,358,720
50,500	Rio Tinto plc, Registered Shares, ADR ^	2,377,540
136,000	Vale SA, ADR ^	2,351,440
170,600	Yamana Gold, Inc.	2,618,710

		9,706,410

Multiline Retail (0.9%):
107,750	Marks & Spencer Group plc, ADR	1,274,683

Oil, Gas & Consumable Fuels (10.7%):
2,725,150	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,192,942
53,600	Petroleo Brasileiro SA, ADR	888,152
55,900	Royal Dutch Shell plc, ADR	3,642,444
85,400	Sasol, Ltd., ADR	3,786,636
100,900	Statoil ASA, ADR ^	2,484,158
68,800	Yanzhou Coal Mining Co., Ltd., ADR ^	941,872

		14,936,204

Pharmaceuticals (7.0%):
80,000	AstraZeneca plc, ADR ^	3,998,399
29,900	Sanofi-Aventis SA	3,048,726
65,600	Teva Pharmaceutical Industries, Ltd., ADR	2,603,008

		9,650,133

Semiconductors & Semiconductor Equipment (1.2%):
94,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,624,455

Software (0.9%):
63,400	Sage Group plc (The), ADR ^	1,330,766

Tobacco (1.8%):
72,100	Imperial Tobacco Group plc	2,524,031

Trading Companies & Distributors (1.6%):
8,300	Mitsui & Co., Ltd., ADR	2,315,700

Water Utilities (3.0%):
87,400	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,171,602

Wireless Telecommunication Services (4.2%):
72,600	KDDI Corp. ^	3,037,922
163,100	SK Telecom Co., Ltd., ADR	2,914,597

		5,952,519

Total Common Stocks (Cost $119,538,506)		137,671,857

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (19.1%):
$26,786,797	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$26,786,797

Total Securities Held as Collateral for Securities on Loan (Cost $26,786,797)		26,786,797

Unaffiliated Investment Company (1.8%):
2,491,928	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,491,928

Total Unaffiliated Investment Company (Cost $2,491,928)		2,491,928

Total Investment Securities (Cost $148,817,231)(c) - 118.8% (c)		166,950,582
Net other assets (liabilities) - (18.8)%		(26,472,857)

Net Assets - 100.0%		$140,477,725

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $25,950,236.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Australia	2.8%
Bermuda	3.4%
Brazil	7.4%
Canada	6.7%
China	1.9%
Denmark	1.7%
France	3.9%
Germany	3.5%
Hong Kong	0.8%
India	0.8%
Israel	2.4%
Japan	13.8%
Netherlands	1.9%
Norway	1.5%
Republic of Korea (South)	4.0%
Singapore	3.0%
South Africa	2.3%
Sweden	1.1%
Switzerland	2.5%
Taiwan	1.0%
Turkey	1.0%
United Kingdom	14.5%
United States	18.1%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (2.0%):
24,090	BE Aerospace, Inc.*	$1,452,386
50,000	Hexcel Corp.*	1,450,500

		2,902,886

Auto Components (0.3%):
10,000	Dorman Products, Inc.	372,100

Biotechnology (1.4%):
10,360	Cepheid, Inc.*	397,513
20,750	Cubist Pharmaceuticals, Inc.*	971,515
14,810	Medivation, Inc.*	692,664

		2,061,692

Building Products (1.5%):
24,220	A.O. Smith Corp.	1,781,866
12,240	American Woodmark Corp.*	416,527

		2,198,393

Capital Markets (1.4%):
15,420	Artisan Partners Asset Management, Inc.*	608,319
25,870	Evercore Partners, Inc., Class A	1,076,192
7,800	Financial Engines, Inc.	282,516

		1,967,027

Chemicals (1.7%):
29,320	American Vanguard Corp.	895,433
21,180	Cytec Industries, Inc.	1,569,014

		2,464,447

Commercial Banks (3.1%):
51,130	PrivateBancorp, Inc.	966,868
21,420	Signature Bank*	1,687,039
19,870	Texas Capital Bancshares, Inc.*	803,742
76,590	Western Alliance BanCorp*	1,060,006

		4,517,655

Commercial Services & Supplies (2.1%):
37,560	Healthcare Services Group, Inc.	962,663
57,810	Mobile Mini, Inc.*	1,701,348
7,630	Team, Inc.*	313,364

		2,977,375

Computers & Peripherals (1.0%):
19,380	Stratasys, Ltd.*^	1,438,384

Construction Materials (1.9%):
40,380	Eagle Materials, Inc.	2,690,519

Diversified Consumer Services (0.1%):
4,940	Bright Horizons Family Solutions, Inc.*	166,923

Electrical Equipment (0.5%):
21,560	Generac Holdings, Inc.	761,930

Electronic Equipment, Instruments & Components (1.8%):
25,460	IPG Photonics Corp. ^	1,690,799
14,310	OSI Systems, Inc.*	891,370

		2,582,169

Energy Equipment & Services (3.5%):
27,640	Atwood Oceanics, Inc.*	1,452,206
20,060	Dril-Quip, Inc.*	1,748,630
41,580	Forum Energy Technologies, Inc.*	1,195,841
32,450	Helix Energy Solutions Group, Inc.*	742,456

		5,139,133

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.0%):
31,710	Susser Holdings Corp.*	$1,620,699

Food Products (1.0%):
17,190	Annie’s, Inc.*^	657,689
79,410	Boulder Brands, Inc.*	713,102

		1,370,791

Health Care Equipment & Supplies (6.6%):
15,830	Abaxis, Inc.	749,076
26,590	Cooper Cos., Inc. (The)	2,868,528
69,500	Endologix, Inc.*	1,122,425
46,050	Insulet Corp.*	1,190,853
37,360	Sirona Dental Systems, Inc.*	2,754,553
9,350	Spectranetics Corp. (The)*	173,256
15,900	Thoratec Corp.*	596,250

		9,454,941

Health Care Providers & Services (6.0%):
27,570	Acadia Healthcare Co., Inc.*	810,282
44,700	Air Methods Corp.	2,156,328
40,160	Capital Senior Living Corp.*	1,061,429
17,080	MWI Veterinary Supply, Inc.*	2,259,001
63,500	Team Health Holdings, Inc.*	2,310,130

		8,597,170

Health Care Technology (1.1%):
6,520	Medidata Solutions, Inc.*	378,030
49,450	Vocera Communications, Inc.*	1,137,350

		1,515,380

Hotels, Restaurants & Leisure (1.9%):
10,700	Buffalo Wild Wings, Inc.*	936,571
11,050	Panera Bread Co., Class A*	1,825,902

		2,762,473

Household Durables (3.6%):
10,960	Ethan Allen Interiors, Inc. ^	360,803
49,820	La-Z-Boy, Inc.	940,103
35,120	Ryland Group, Inc. (The) ^	1,461,694
227,230	Standard Pacific Corp.*^	1,963,268
24,580	TRI Pointe Homes, Inc.*^	495,287

		5,221,155

Industrial Machinery (0.3%):
7,530	Proto Labs, Inc.*	369,723

Insurance (1.5%):
44,890	ProAssurance Corp.	2,124,644

Internet & Catalog Retail (1.0%):
16,210	HomeAway, Inc.*	526,825
17,850	HSN, Inc.	979,251

		1,506,076

Internet Software & Services (2.9%):
81,220	Cornerstone OnDemand, Inc.*	2,769,601
15,360	Marin Software, Inc.*	252,365
63,690	Web.com Group, Inc.*	1,087,825

		4,109,791

IT Services (1.1%):
19,450	Maximus, Inc.	1,555,417

Life Sciences Tools & Services (1.1%):
49,390	ICON plc*	1,594,803

Machinery (3.9%):
8,740	Chart Industries, Inc.*	699,287
11,340	Lindsay Corp. ^	999,961
44,030	Manitowoc Co., Inc. (The)	905,257

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,250	Middleby Corp. (The)*	$1,407,388
16,970	Wabtec Corp.	1,732,808

		5,744,701

Media (0.4%):
22,530	Lions Gate Entertainment Corp.*	535,538

Oil & Gas Exploration & Production (0.6%):
20,820	Bonanza Creek Energy, Inc.*	805,109

Oil, Gas & Consumable Fuels (2.4%):
16,650	Approach Resources, Inc.*^	409,757
52,110	Oasis Petroleum, Inc.*	1,983,827
63,640	Rex Energy Corp.*	1,048,787

		3,442,371

Paper & Forest Products (0.9%):
5,990	Boise Cascade Co.*	203,301
47,760	Louisiana-Pacific Corp.*	1,031,616

		1,234,917

Pharmaceuticals (1.6%):
54,810	Akorn, Inc.*	758,022
13,370	Jazz Pharmaceuticals plc*	747,517
21,560	Medicines Co. (The)*	720,535

		2,226,074

Professional Services (3.6%):
32,990	Advisory Board Co. (The)*	1,732,635
14,410	CoStar Group, Inc.*	1,577,319
72,770	On Assignment, Inc.*	1,841,808

		5,151,762

Real Estate Investment Trusts (REITs) (1.5%):
32,220	Coresite Realty Corp.	1,127,055
23,557	Ryman Hospitality Properties, Inc. ^	1,077,733

		2,204,788

Road & Rail (1.4%):
20,820	Genesee & Wyoming, Inc., Class A*	1,938,550

Semiconductors & Semiconductor Equipment (3.4%):
42,100	Cavium, Inc.*	1,633,901
73,900	Monolithic Power Systems, Inc.	1,800,942
21,310	Semtech Corp.*	754,161
40,640	Teradyne, Inc.*	659,181

		4,848,185

Software (12.9%):
83,890	Aspen Technology, Inc.*	2,708,808
36,820	CommVault Systems, Inc.*	3,018,503
57,210	Guidewire Software, Inc.*	2,199,152
41,240	Imperva, Inc.*	1,587,740
18,980	Interactive Intelligence Group*	841,763
30,150	NetSuite, Inc.*	2,413,809
35,990	QLIK Technologies, Inc.*	929,622
25,050	ServiceNow, Inc.*^	906,810
8,100	Sourcefire, Inc.*	479,763
27,740	Splunk, Inc.*	1,110,432
24,250	Ultimate Software Group, Inc. (The)*	2,525,880

		18,722,282

Specialty Retail (7.6%):
51,150	Asbury Automotive Group, Inc.*	1,876,693
41,670	Conn’s, Inc.*^	1,495,953
16,890	Five Below, Inc.*^	639,962
26,010	Francesca’s Holdings Corp.*^	745,447

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
37,280	Lithia Motors, Inc., Class A	$1,770,054
20,850	Lumber Liquidators Holdings, Inc.*	1,464,087
66,470	Pier 1 Imports, Inc.	1,528,810
4,080	Restoration Hardware Holdings, Inc.*^	142,800
21,440	Vitamin Shoppe, Inc.*	1,047,344

		10,711,150

Systems Software (0.7%):
46,060	Infoblox, Inc.*	999,502

Textiles, Apparel & Luxury Goods (2.0%):
42,420	Steven Madden, Ltd.*	1,829,999
21,370	Under Armour, Inc., Class A*^	1,094,144

		2,924,143

Trading Companies & Distributors (3.7%):
40,160	Beacon Roofing Supply, Inc.*	1,552,586
87,670	H&E Equipment Services, Inc.	1,788,468
35,240	United Rentals, Inc.*	1,937,142

		5,278,196

Total Common Stocks (Cost $116,517,013)		140,810,964

Securities Held as Collateral for Securities on Loan (9.7%):
$13,893,939	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	13,893,939

Total Securities Held as Collateral for Securities on Loan (Cost $13,893,939)		13,893,939

Unaffiliated Investment Company (2.2%):
3,091,218	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,091,218

Total Unaffiliated Investment Company (Cost $3,091,218)		3,091,218

Total Investment Securities (Cost $133,502,170)(c) - 109.9% (c)		157,796,121
Net other assets (liabilities) - (9.9)%		(14,230,217)

Net Assets - 100.0%		$143,565,904

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $13,541,896.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Canada	0.3%
Ireland	1.0%
Israel	0.9%
United States	97.8%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations (7.8%):
$3,420,000	Bank of America Re-Remic Trust, Class A, Series 2012-CLRN, 1.35%, 8/15/29(b)(c)	$3,449,768
400,000	Commercial Mortgage Trust, Class A5, Series 2004-LB4A, 4.84%, 10/15/37	418,563
100,000	Extended Stay America Trust, Class A1FL, Series 2013-ESFL, 1.00%, 12/5/31(b)(c)	100,007
100,000	Extended Stay America Trust, Class A2FL, Series 2013-ESFL, 0.90%, 12/5/31(b)(c)	100,085
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.30%, 12/5/31(b)(c)	320,000
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.70%, 12/5/31(b)(c)	230,138
2,716,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	3,081,978
150,000	Goldman Sachs Mortgage Securities Corp. II, Class A2, Series 2007-EOP, 1.26%, 3/6/20(b)(c)	150,233
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	1,025,905
9,100,000	GS Mortgage Securities Trust, Class XB1, Series 2013-KY0, 3.25%, 11/8/29(a)	623,466
4,987,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.82%, 6/15/49(b)	5,726,782
2,030,000	Merrill Lynch Floating Trust, Class A2, Series 2008-LAQA, 0.74%, 7/9/21(b)(c)	2,005,987
315,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	357,621
999,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	1,130,002
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,254,578
2,650,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	2,998,732
1,370,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,550,813

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$2,625,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.74%, 6/15/49(b)	$3,012,293

Total Collateralized Mortgage Obligations (Cost $28,490,413)		28,536,951

Corporate Bonds (26.5%):
Airlines (0.1%):
310,857	Continental Airlines 1998-1A, Class A, Series A, 6.65%, 9/15/17	331,840

Auto Components (0.1%):
350,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	370,125

Automobiles (0.5%):
588,000	Ford Motor Co., 7.45%, 7/16/31	743,653
998,000	Ford Motor Co., 4.75%, 1/15/43	928,842

		1,672,495

Beverages (0.0%):
86,000	Beam, Inc., 1.88%, 5/15/17	87,576

Biotechnology (0.3%):
1,000,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	1,073,023

Capital Markets (2.5%):
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,019,344
930,000	Goldman Sachs Group, 5.25%, 7/27/21	1,053,754
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,178,367
475,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	552,294
348,000	Merrill Lynch & Co., 6.11%, 1/29/37	391,970
375,000	Merrill Lynch & Co., 7.75%, 5/14/38	499,793
874,000	Morgan Stanley, Series F, 6.00%, 4/28/15	952,035
1,480,000	Morgan Stanley, 5.38%, 10/15/15	1,616,379
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18	1,554,023
100,000	Morgan Stanley, 5.75%, 1/25/21	115,559
362,000	Morgan Stanley, 4.88%, 11/1/22	383,761
13,000	Morgan Stanley, 3.75%, 2/25/23	13,140

		9,330,419

Chemicals (0.1%):
192,000	Ecolab, Inc., 1.45%, 12/8/17	190,662

Commercial Banks (3.0%):
744,000	American Express Centurion Bank, 0.88%, 11/13/15	743,980
1,700,000	Bank of America Corp., 5.70%, 1/24/22	1,991,280
250,000	Discover Bank, 7.00%, 4/15/20	311,205
400,000	Fifth Third Bancorp, 8.25%, 3/1/38	553,708
312,000	HSBC USA, Inc., 1.63%, 1/16/18	311,710
800,000	KeyCorp, 3.75%, 8/13/15	852,442
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	30,647
1,028,000	Regions Bank, Series BKNT, 7.50%, 5/15/18	1,261,870
500,000	Regions Financial Corp., 5.75%, 6/15/15	542,550

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Banks, continued
$530,000	SunTrust Banks, Inc., Series BKNT, 0.61%, 4/1/15(b)	$524,252
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	34,264
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,432,572
2,000,000	Wells Fargo & Co., 1.50%, 7/1/15	2,033,045

		10,623,525

Consumer Finance (0.7%):
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	332,288
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,761,458
605,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	633,870

		2,727,616

Diversified Financial Services (2.0%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	302,529
1,868,000	Citigroup, Inc., 1.25%, 1/15/16	1,865,749
1,500,000	Citigroup, Inc., 6.13%, 5/15/18	1,786,995
253,000	Citigroup, Inc., 4.50%, 1/14/22	281,289
151,000	Citigroup, Inc., 4.05%, 7/30/22	155,986
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,122,071
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(c)	112,765
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(c)	125,010
1,200,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	1,413,539

		7,165,933

Diversified Telecommunication Services (0.9%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	887,650
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	29,470
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	65,720
188,000	Embarq Corp., 7.08%, 6/1/16	215,227
1,400,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	1,324,066
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	592,263

		3,114,396

Electric Utilities (1.3%):
146,000	American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100	146,493
138,000	American Electric Power Co., Inc., Series F, 2.95%, 12/15/22, Callable 9/15/22 @ 100	137,892
302,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	305,420
474,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	479,394

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,383,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	$1,620,156
340,000	Indiana Michigan Power Co., Series J, 3.20%, 3/15/23, Callable 12/15/22 @ 100	343,209
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	671,195
1,000,000	West Penn Power Co., 5.95%, 12/15/17(c)	1,176,071

		4,879,830

Energy Equipment & Services (0.0%):
44,000	FMC Technologies, Inc., 2.00%, 10/1/17	44,274
79,000	FMC Technologies, Inc., 3.45%, 10/1/22, Callable 7/1/22 @ 100	80,198

		124,472

Food & Staples Retailing (0.5%):
1,500,000	Kraft Foods, Inc., 5.38%, 2/10/20	1,784,666
75,000	Walgreen Co., 1.80%, 9/15/17	75,916

		1,860,582

Food Products (0.4%):
1,038,000	ConAgra Foods, Inc., 1.30%, 1/25/16	1,046,203
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	131,285
151,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	150,504
168,000	ConAgra Foods, Inc., 4.65%, 1/25/43, Callable 7/25/42 @ 100	167,184

		1,495,176

Health Care Providers & Services (1.1%):
44,000	Aetna, Inc., 1.50%, 11/15/17	44,106
177,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/15 @ 100	173,193
99,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/14 @ 100	94,513
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,716,622
68,000	McKesson Corp., 0.95%, 12/4/15	68,186
73,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	73,529
108,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	108,305
59,000	UnitedHealth Group, Inc., 2.75%, 2/15/23, Callable 11/15/22 @ 100	58,199
467,000	UnitedHealth Group, Inc., 2.88%, 3/15/23	466,426
81,000	UnitedHealth Group, Inc., 3.95%, 10/15/42, Callable 4/15/42 @ 100	76,283
300,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	294,986
777,000	WellPoint, Inc., 3.30%, 1/15/23	787,365
122,000	WellPoint, Inc., 4.65%, 1/15/43	121,967

		4,083,680

Independent Power Producers & Energy Traders (0.0%):
147,000	Dominion Resources, Inc., Series 06-B, 2.58%, 9/30/66, Callable 4/26/13 @ 100(b)	137,292

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.4%):
$1,200,000	General Electric Captial Corp., Series A, 5.63%, 9/15/17	$1,406,371

Insurance (2.6%):
1,565,000	American International Group, Inc., 3.80%, 3/22/17	1,693,447
600,000	Aon plc, 5.00%, 9/30/20	690,442
1,600,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	1,845,513
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(c)	768,269
600,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	684,908
150,000	MetLife, Inc., 1.76%, 12/15/17(b)	151,842
222,000	Metropolitan Life Global Funding I, 3.00%, 1/10/23 (c)	222,387
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(c)	376,695
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(c)	1,242,644
357,000	Pacific Life Corp., 5.13%, 1/30/43(c)	346,094
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(c)	728,151
760,000	Unum Group, 5.75%, 8/15/42	831,046

		9,581,438

Machinery (0.3%):
1,072,000	General Electric Co., 4.13%, 10/9/42	1,074,728

Media (1.6%):
1,600,000	Comcast Corp., 2.85%, 1/15/23	1,594,673
700,000	Comcast Corp., 6.95%, 8/15/37	930,732
134,000	COX Communications, Inc., 3.25%, 12/15/22(c)	136,129
52,000	Discovery Communications, Inc., 3.25%, 4/1/23	52,759
122,000	Discovery Communications, Inc., 4.88%, 4/1/43	124,815
450,000	News America, Inc., 6.15%, 2/15/41	538,857
350,000	News America, Inc., 7.75%, 12/1/45	480,361
1,100,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	999,928
900,000	Time Warner, Inc., 6.20%, 3/15/40	1,047,055

		5,905,309

Multi-Utilities (0.2%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	360,755
500,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	498,598

		859,353

Office Electronics (0.2%):
500,000	Xerox Corp., 1.11%, 5/16/14(b)	499,150
300,000	Xerox Corp., 4.25%, 2/15/15	316,003

		815,153

Oil, Gas & Consumable Fuels (2.4%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,267,863
272,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	334,308
1,300,000	DCP Midstream LLC, 4.75%, 9/30/21(c)	1,388,040

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	$168,524
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	106,573
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,121,182
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	699,798
1,300,000	Phillips 66, 4.30%, 4/1/22	1,427,092
700,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	739,330
600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	678,631

		8,931,341

Pharmaceuticals (0.5%):
355,000	AbbVie, Inc., 1.75%, 11/6/17(c)	359,318
365,000	AbbVie, Inc., 2.90%, 11/6/22(c)	365,330
356,000	AbbVie, Inc., 4.40%, 11/6/42(c)	358,935
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	118,364
317,000	Zoetis, Inc., 1.15%, 2/1/16(c)	317,844
57,000	Zoetis, Inc., 1.88%, 2/1/18(c)	57,367
138,000	Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100(c)	139,943
138,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100(c)	140,873

		1,857,974

Real Estate Investment Trusts (REITs) (3.1%):
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	102,592
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,061,649
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	522,551
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	322,299
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	49,286
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	168,686
155,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	170,887
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	358,131
134,000	Camden Property Trust, 2.95%, 12/15/22	130,903
1,000,000	Colonial Realty LP, 6.15%, 4/15/13	1,001,656
107,000	DDR Corp., 9.63%, 3/15/16	130,416
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,205,037
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	744,549
221,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	226,836

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	$183,236
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	498,421
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	494,442
109,000	Health Care REIT, Inc., 2.25%, 3/15/18	109,989
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	542,044
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,057,194
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	182,674
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	253,217
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	532,754
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	70,709
425,000	Regency Centers LP, 5.25%, 8/1/15	461,357
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	226,275
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	66,546

		10,874,336

Road & Rail (0.4%):
1,000,000	Burlington Northern Santa Fe Corp., 4.40%, 3/15/42, Callable 9/15/41 @ 100	995,111
500,000	Burlington Northern Santa Fe Corp., 4.45%, 3/15/43, Callable 9/15/42 @ 100	505,746

		1,500,857

Thrifts & Mortgage Finance (0.1%):
350,000	American Express Credit Co., 1.75%, 6/12/15	357,623

Tobacco (0.7%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,081,403
404,000	Reynolds American, Inc., 1.05%, 10/30/15	404,143
186,000	Reynolds American, Inc., 3.25%, 11/1/22	183,897
600,000	Reynolds American, Inc., 7.25%, 6/15/37	782,126
288,000	Reynolds American, Inc., 4.75%, 11/1/42	280,839

		2,732,408

Wireless Telecommunication Services (0.5%):
1,120,000	AT&T, Inc., 5.55%, 8/15/41	1,234,532
529,000	AT&T, Inc., 4.35%, 6/15/45 (c)	491,778

		1,726,310

Total Corporate Bonds (Cost $96,537,898)		96,891,843

Yankee Dollars (4.8%):
Beverages (0.1%):
179,000	Heineken NV, 1.40%, 10/1/17(c)	178,186

Principal Amount		Fair Value
Yankee Dollars, continued
Beverages, continued
$187,000	Heineken NV, 2.75%, 4/1/23(c)	$183,640

		361,826

Commercial Banks (1.2%):
42,000	Credit Suisse, NY, 6.00%, 2/15/18	48,685
929,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	908,137
1,295,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,252,201
2,219,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,295,108

		4,504,131

Containers & Packaging (0.6%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,023,710

Diversified Financial Services (0.3%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	1,043,132

Metals & Mining (0.3%):
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,118,219

Oil, Gas & Consumable Fuels (1.3%):
285,000	Petroleos Mexicanos, 3.50%, 1/30/23(c)	284,288
138,000	Petroleos Mexicanos, 6.50%, 6/2/41	162,495
1,453,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,498,769
1,787,000	Trans-Canada Pipelines, Ltd., 0.75%, 1/15/16	1,784,836
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,111,097

		4,841,485

Sovereign Bonds (0.9%):
424,000	Italy Government International Bond, 4.50%, 1/21/15	440,372
564,000	Italy Government International Bond, 3.13%, 1/26/15	571,501
419,000	Italy Government International Bond, 4.75%, 1/25/16	440,872
255,000	Italy Government International Bond, 5.38%, 6/12/17	276,522
1,314,000	Italy Government International Bond, 6.88%, 9/27/23	1,507,998
350,000	United Mexican States, 4.75%, 3/8/44	363,125

		3,600,390

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(c)	205,386

Total Yankee Dollars (Cost $17,417,689)		17,698,279

Municipal Bonds (2.5%):
California (1.1%):
2,850,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	4,051,664

Illinois (1.4%):
4,385,000	Chicago Illinois Taxable Project, GO, Series C1, 7.78%, 1/1/35	4,975,433

Total Municipal Bonds (Cost $8,775,307)		9,027,097

U.S. Government Agency Mortgages (39.0%):
Federal Home Loan Mortgage Corporation (0.5%)
719,886	3.50%, 1/1/26, Pool #G14312	779,608

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$922,578	3.50%, 11/1/42, Pool #Q12898	$974,100

		1,753,708

Federal National Mortgage Association (35.9%)
154,786	4.00%, 5/1/19, Pool #761517	166,048
140,413	4.00%, 2/1/24, Pool #930626	150,323
706,843	4.00%, 4/1/24, Pool #930902	756,726
128,147	4.00%, 4/1/24, Pool #AA5533	137,191
268,918	4.00%, 6/1/24, Pool #AA5564	287,896
18,821	4.00%, 8/1/25, Pool #AE2978	20,144
775,656	3.50%, 1/1/26, Pool #AL1168	840,970
86,449	2.50%, 2/1/26, Pool #AB2823	89,782
41,184	4.00%, 3/1/26, Pool #AH4680	44,091
277,087	4.00%, 4/1/26, Pool #AK0200	297,421
393,428	4.00%, 7/1/26, Pool #AI7831	421,193
100,151	4.00%, 7/1/26, Pool #AL1475	107,219
29,174	4.00%, 8/1/26, Pool #AH7925	31,233
1,119,681	4.00%, 9/1/26, Pool #AL2088	1,198,349
379,428	4.00%, 1/1/27, Pool #AK1770	406,205
2,000,000	3.50%, 4/25/27, Pool #5695	2,120,000
4,000,000	3.00%, 4/25/27, Pool #5650	4,205,469
41,552	3.00%, 5/1/27, Pool #AO1633	44,082
28,993	3.00%, 5/1/27, Pool #AO3974	30,758
73,617	3.00%, 7/1/27, Pool #AO5491	78,099
30,136	3.00%, 8/1/27, Pool #AP3581	31,970
67,804	3.00%, 8/1/27, Pool #AP0713	71,931
80,027	3.00%, 8/1/27, Pool #AP2602	84,898
44,330	3.00%, 8/1/27, Pool #AP2537	47,028
63,653	3.00%, 8/1/27, Pool #AO8155	67,528
146,351	3.00%, 8/1/27, Pool #AO9735	155,261
55,058	3.00%, 9/1/27, Pool #AP7787	58,203
530,057	2.50%, 10/1/27, Pool #AB6656	550,494
30,832	3.00%, 11/1/27, Pool #AP8805	32,709
53,216	3.00%, 11/1/27, Pool #AQ4248	56,456
67,985	3.00%, 11/1/27, Pool #AQ4870	72,124
483,877	2.50%, 11/1/27, Pool #AQ6502	502,533
11,400,000	2.50%, 4/25/28, Pool #4432	11,825,719
1,982,176	5.50%, 5/1/33, Pool #555424	2,182,479
2,189,143	5.50%, 6/1/33, Pool #555531	2,410,360
314,540	5.50%, 7/1/33, Pool #190338	346,325
139,584	5.50%, 11/1/33, Pool #555967	153,689
351,022	5.50%, 9/1/34, Pool #725773	387,261
124,351	6.00%, 10/1/34, Pool #AL2130	139,948
943,984	5.00%, 4/1/35, Pool #735403	1,025,429
238,558	5.50%, 4/1/35, Pool #816669	261,696
617,005	5.50%, 4/1/35, Pool #357762	676,849
17,983	5.50%, 5/1/35, Pool #255706	19,673
1,252,459	5.00%, 6/1/35, Pool #735578	1,360,039
1,052,900	5.00%, 6/1/35, Pool #735580	1,145,240
19,050	5.50%, 7/1/35, Pool #825707	20,897
195,000	5.50%, 9/1/35, Pool #836018	213,912
163,125	5.00%, 10/1/35, Pool #841471	177,137
110,810	5.50%, 10/1/35, Pool #842123	121,558
59,336	5.50%, 10/1/35, Pool #843342	65,090
16,653	5.50%, 10/1/35, Pool #255899	18,269
58,465	5.50%, 10/1/35, Pool #990906	64,501
173,850	5.50%, 10/1/35, Pool #836184	190,712
15,755	5.50%, 10/1/35, Pool #836497	17,283
113,534	5.50%, 10/1/35, Pool #836777	124,546
65,478	5.50%, 10/1/35, Pool #844415	71,829
92,055	5.50%, 11/1/35, Pool #831105	100,983
64,641	5.50%, 11/1/35, Pool #817677	70,910

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$225,262	5.50%, 11/1/35, Pool #844342	$247,110
136,414	5.50%, 11/1/35, Pool #255933	149,645
18,417	5.50%, 11/1/35, Pool #848193	20,203
29,321	5.50%, 11/1/35, Pool #843798	32,165
53,629	5.50%, 12/1/35, Pool #745087	58,830
33,207	5.50%, 12/1/35, Pool #256022	36,427
16,104	5.50%, 12/1/35, Pool #848358	17,666
69,518	5.50%, 12/1/35, Pool #AE0115	76,754
53,350	5.50%, 1/1/36, Pool #845354	58,525
73,637	5.50%, 1/1/36, Pool #848983	80,779
732,851	5.50%, 1/1/36, Pool #932027	803,930
93,670	5.50%, 1/1/36, Pool #190367	102,755
598,726	5.50%, 1/1/36, Pool #AD7715	656,796
682,813	5.00%, 2/1/36, Pool #888022	741,428
651,261	5.00%, 2/1/36, Pool #745275	707,165
25,526	5.50%, 4/1/36, Pool #868574	27,874
57,234	5.50%, 4/1/36, Pool #745418	62,785
20,111	5.50%, 4/1/36, Pool #868734	21,961
109,751	5.50%, 6/1/36, Pool #893370	119,847
854,538	5.50%, 7/1/36, Pool #995112	942,760
47,200	5.50%, 11/1/36, Pool #888173	51,778
689,512	5.00%, 12/1/36, Pool #888678	748,738
81,231	5.50%, 1/1/37, Pool #888538	89,109
461,900	6.00%, 3/1/37, Pool #889506	508,146
1,017,357	5.00%, 8/1/37, Pool #960605	1,106,651
124,089	5.50%, 8/1/37, Pool #888893	136,124
627,337	6.00%, 9/1/37, Pool #888637	687,986
45,908	6.00%, 9/1/37, Pool #942981	51,503
492,111	6.00%, 10/1/37, Pool #995073	553,527
483,010	6.00%, 1/1/38, Pool #889371	543,290
816,650	6.00%, 2/1/38, Pool #995899	895,601
1,148,738	5.00%, 2/1/38, Pool #995737	1,247,410
170,984	6.00%, 3/1/38, Pool #889219	192,323
1,011,311	6.00%, 7/1/38, Pool #889683	1,109,081
99,130	6.00%, 7/1/38, Pool #889733	111,502
894,007	5.00%, 8/1/38, Pool #AL1675	972,475
57,470	5.50%, 10/1/38, Pool #889977	63,044
648,144	6.00%, 11/1/38, Pool #AD0095	710,805
1,097,118	6.00%, 9/1/39, Pool #AE0831	1,203,185
428,351	6.00%, 1/1/40, Pool #AD0732	481,810
1,760,990	6.00%, 4/1/40, Pool #AL1095	1,931,237
624,024	6.00%, 5/1/40, Pool #AL2129	701,903
2,432,891	4.50%, 8/1/40, Pool #AE0217	2,620,853
141,788	4.00%, 9/1/40, Pool #AC9250	151,230
43,795	4.00%, 11/1/40, Pool #AH1089	46,941
301,860	4.00%, 12/1/40, Pool #932865	321,962
116,607	4.00%, 1/1/41, Pool #AH1440	124,372
928,494	4.00%, 1/1/41, Pool #AH3394	990,326
44,626	4.00%, 1/1/41, Pool #AH2903	47,598
44,258	4.00%, 1/1/41, Pool #AH2380	47,205
46,190	4.00%, 1/1/41, Pool #AH4763	49,266
38,765	4.00%, 2/1/41, Pool #AE0949	41,347
388,548	4.00%, 2/1/41, Pool #AL2120	414,423
200,092	4.00%, 2/1/41, Pool #AH5575	213,417
415,942	4.50%, 3/1/41, Pool #AB2483	453,145
266,006	4.00%, 3/1/41, Pool #AH7007	283,720
435,791	4.00%, 3/1/41, Pool #AH6783	466,593
123,538	4.00%, 4/1/41, Pool #AH6290	131,804
112,103	4.00%, 4/1/41, Pool #AH9917	119,604
415,920	4.50%, 4/1/41, Pool #AH8419	455,463
113,520	4.00%, 4/1/41, Pool #AH9936	121,115
27,965	4.00%, 5/1/41, Pool #AI1853	29,836

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$375,123	4.00%, 9/1/41, Pool #AJ1708	$400,221
2,726,316	4.00%, 9/1/41, Pool #AL2513	2,909,171
6,059,454	4.00%, 9/1/41, Pool #AL2514	6,465,863
575,855	4.50%, 10/1/41, Pool #AH7962	625,564
495,661	4.50%, 10/1/41, Pool #AJ2075	540,713
2,221,817	4.00%, 10/1/41, Pool #AL2512	2,370,835
42,877	4.00%, 11/1/41, Pool #AJ5380	45,745
24,374	4.00%, 12/1/41, Pool #AJ8479	26,004
54,459	6.00%, 1/1/42, Pool #AL2128	61,255
54,270	4.00%, 1/1/42, Pool #AJ7547	57,901
124,359	4.00%, 1/1/42, Pool #AL1456	132,680
179,548	4.00%, 2/1/42, Pool #AK3436	191,561
30,300,000	4.50%, 4/25/43, Pool #20573	32,643,516
2,700,000	5.00%, 4/25/43, Pool #29647	2,924,859
7,700,000	6.00%, 4/25/43, Pool #49987	8,433,906
8,000,000	5.50%, 5/25/43, Pool #44520	8,718,750
2,900,000	4.00%, 5/25/43, Pool #15846	3,088,047

		132,186,112

Government National Mortgage Association (3.3%)
516,085	5.00%, 7/15/38, Pool #677098	561,267
1,443,319	5.00%, 2/15/39, Pool #692340	1,575,292
202,671	5.00%, 4/15/39, Pool #782644	220,950
464,783	5.00%, 5/15/39, Pool #698343	507,281
21,216	5.00%, 11/20/39, Pool #4578	23,186
31,845	5.00%, 2/20/40, Pool #4637	35,349
69,065	5.00%, 3/20/40, Pool #4658	76,621
186,947	5.00%, 6/20/40, Pool #783069	203,895
113,532	5.00%, 6/20/40, Pool #4715	125,950
26,656	5.00%, 7/20/40, Pool #783050	29,323
92,481	5.00%, 7/20/40, Pool #4747	102,656
187,232	5.00%, 9/20/40, Pool #4802	206,149
71,422	5.00%, 10/20/40, Pool #783232	78,254
1,318,209	5.00%, 2/20/41, Pool #783278	1,451,488
2,540,575	4.50%, 3/20/41, Pool #4978	2,810,299
2,457,434	4.00%, 5/20/41, Pool #5054	2,678,161
1,169,010	5.00%, 7/20/41, Pool #783366	1,280,833

		11,966,954

Total U.S. Government Agency Mortgages (Cost $146,041,232)		143,041,984

U.S.Treasury Obligations (21.0%):
U.S. Treasury Bonds (1.4%)
4,969,000	3.13%, 2/15/43	4,978,317

U.S. Treasury Notes (19.6%)
6,145,000	0.25%, 2/28/15	6,145,479
2,107,000	0.38%, 2/15/16	2,108,317
8,683,000	0.38%, 3/15/16	8,688,427
7,350,000	0.88%, 1/31/18	7,397,516
10,980,000	0.75%, 3/31/18	10,966,275
32,916,000	1.13%, 3/31/20	32,630,204
4,051,000	2.00%, 2/15/23	4,102,269

		72,038,487

Total U.S.Treasury Obligations (Cost $77,007,358)		77,016,804

Unaffiliated Investment Company (19.6%):
71,770,942	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	71,770,942

Total Unaffiliated Investment Company (Cost $71,770,942)		71,770,942

Total Investment Securities (Cost $446,377,376)(e) - 122.0%		446,848,690
Net other assets (liabilities) - 22.0%		(80,548,160)

Net Assets - 100.0%		$366,300,530

Percentages indicated are based on net assets as of March 28, 2013.

GO         General Obligation

REMIC  Real Estate Mortgage Investment Conduit

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 4.10% of the net assets of the fund.
(b)	Variable rate security. The rate presented represents the rate in effect at March 28, 2013. The date presented represents the final maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	The rate represents the effective yield at March 28, 2013.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Securities Sold Short (-0.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation - April TBA	3.50%	11/1/42	$ (920,000)	$(966,288)	$(968,120)	$1,833

				($966,288)	($968,120)	$1,833

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (96.3%):
Aerospace & Defense (3.5%):
1,993	BE Aerospace, Inc.*	$120,158
13,584	Boeing Co. (The)	1,166,186
15,648	Honeywell International, Inc.	1,179,077
4,665	Lockheed Martin Corp.	450,266
2,918	Precision Castparts Corp.	553,311
2,825	Rockwell Collins, Inc.	178,314
546	Spirit AeroSystems Holdings, Inc., Class A*	10,369
322	Textron, Inc.	9,599
1,027	TransDigm Group, Inc.	157,049
356	Triumph Group, Inc.	27,946
18,302	United Technologies Corp.	1,709,955

		5,562,230

Air Freight & Logistics (1.0%):
3,266	C.H. Robinson Worldwide, Inc.	194,196
3,856	Expeditors International of Washington, Inc.	137,698
396	FedEx Corp.	38,887
14,548	United Parcel Service, Inc., Class B	1,249,674

		1,620,455

Airlines (0.3%):
526	Copa Holdings SA, Class A	62,915
10,945	Delta Air Lines, Inc.*	180,702
3,038	Southwest Airlines Co.	40,952
6,702	United Continental Holdings, Inc.*	214,531

		499,100

Auto Components (0.4%):
484	Allison Transmission Holdings, Inc. ^	11,621
2,302	BorgWarner, Inc.*	178,036
6,592	Delphi Automotive plc	292,685
2,960	Gentex Corp.	59,230
4,992	Goodyear Tire & Rubber Co.*	62,949
1,420	Tesla Motors, Inc.*^	53,804
45	Visteon Corp.*	2,597

		660,922

Automobiles (0.2%):
4,649	Harley-Davidson, Inc.	247,791
88	Thor Industries, Inc.	3,238

		251,029

Beverages (3.8%):
2,625	Brown-Forman Corp., Class B	187,425
78,016	Coca-Cola Co. (The)	3,154,967
405	Coca-Cola Enterprises, Inc.	14,953
4,254	Dr Pepper Snapple Group, Inc.	199,725
2,826	Monster Beverage Corp.*	134,913
31,409	PepsiCo, Inc.	2,484,766

		6,176,749

Biotechnology (4.1%):
3,858	Alexion Pharmaceuticals, Inc.*	355,476
15,618	Amgen, Inc.	1,601,002
3,310	ARIAD Pharmaceuticals, Inc.*	59,878
4,811	Biogen Idec, Inc.*	928,090
2,470	BioMarin Pharmaceutical, Inc.*	153,781
8,847	Celgene Corp.*	1,025,456
30,418	Gilead Sciences, Inc.*	1,488,353
1,879	Incyte Corp.*	43,987
1,442	Medivation, Inc.*	67,442
1,663	Myriad Genetics, Inc.*	42,240
1,380	Onyx Pharmaceuticals, Inc.*	122,627

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,551	Regeneron Pharmaceuticals, Inc.*	$273,596
1,037	United Therapeutics Corp.*	63,122
4,239	Vertex Pharmaceuticals, Inc.*	233,060

		6,458,110

Building Products (0.2%):
444	Armstrong World Industries, Inc.*	24,815
488	Fortune Brands Home & Security, Inc.*	18,266
1,048	Lennox International, Inc.	66,538
7,200	Masco Corp.	145,800

		255,419

Capital Markets (0.9%):
775	Affiliated Managers Group, Inc.*	119,017
1,351	BlackRock, Inc., Class A +	347,045
2,315	Eaton Vance Corp.	96,836
1,532	Federated Investors, Inc., Class B ^	36,262
641	Franklin Resources, Inc.	96,669
2,291	Lazard, Ltd., Class A	78,193
2,771	SEI Investments Co.	79,943
5,123	T. Rowe Price Group, Inc.	383,560
1,758	Waddell & Reed Financial, Inc., Class A	76,965

		1,314,490

Chemicals (3.3%):
1,381	Airgas, Inc.	136,940
1,021	Albemarle Corp.	63,833
3,144	Celanese Corp., Series A	138,493
296	CF Industries Holdings, Inc.	56,350
18,818	E.I. du Pont de Nemours & Co.	925,093
2,514	Eastman Chemical Co.	175,653
5,222	Ecolab, Inc.	418,700
2,754	FMC Corp.	157,061
1,635	International Flavor & Fragrances, Inc.	125,355
475	Intrepid Potash, Inc.	8,911
458	LyondellBasell Industries NV, Class A	28,987
10,713	Monsanto Co.	1,131,614
173	NewMarket Corp. ^	45,042
2,842	PPG Industries, Inc.	380,657
5,998	Praxair, Inc.	669,017
436	Rockwood Holdings, Inc.	28,532
1,034	RPM International, Inc.	32,654
744	Scotts Miracle-Gro Co. (The) ^	32,171
1,744	Sherwin Williams Co.	294,544
2,428	Sigma Aldrich Corp.	188,607
1,878	Valspar Corp. (The)	116,906
1,387	W. R. Grace & Co.*	107,506
108	Westlake Chemical Corp.	10,098

		5,272,724

Commercial Banks (0.0%):
155	Signature Bank*	12,208

Commercial Services & Supplies (0.3%):
975	Cintas Corp.	43,027
1,014	Clean Harbors, Inc.*	58,903
2,080	Copart, Inc.*	71,302
148	Covanta Holding Corp.	2,982
3,096	Iron Mountain, Inc.	112,416
2,112	Pitney Bowes, Inc. ^	31,384
1,287	Rollins, Inc.	31,596

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,709	Stericycle, Inc.*	$181,462
135	Waste Connections, Inc.	4,857

		537,929

Communications Equipment (1.8%):
1,096	Acme Packet, Inc.*	32,025
193	EchoStar Corp., Class A*	7,521
1,594	F5 Networks, Inc.*	141,994
676	Harris Corp.	31,326
5,548	Motorola Solutions, Inc.	355,238
107	Palo Alto Networks, Inc.*^	6,056
34,427	QUALCOMM, Inc.	2,304,888
3,183	Riverbed Technology, Inc.*	47,459

		2,926,507

Computers & Peripherals (6.0%):
18,778	Apple, Inc.	8,311,705
91	Diebold, Inc.	2,759
42,168	EMC Corp.*	1,007,394
1,339	Fusion-io, Inc.*^	21,919
3,150	NCR Corp.*	86,814
4,891	NetApp, Inc.*	167,077
256	Stratasys, Ltd.*^	19,000
1,888	Western Digital Corp.	94,929

		9,711,597

Construction & Engineering (0.1%):
1,167	Chicago Bridge & Iron Co. NV	72,471
2,539	Fluor Corp.	168,412

		240,883

Construction Materials (0.0%):
462	Martin Marietta Materials, Inc. ^	47,133

Consumer Finance (0.5%):
12,930	American Express Co.	872,258

Containers & Packaging (0.3%):
462	AptarGroup, Inc.	26,496
3,146	Ball Corp.	149,686
729	Crown Holdings, Inc.*	30,334
2,387	Owens-Illinois, Inc.*	63,614
1,818	Packaging Corp. of America	81,573
150	Rock-Tenn Co., Class A	13,919
967	Silgan Holdings, Inc.	45,691

		411,313

Distributors (0.2%):
3,131	Genuine Parts Co.	244,218
5,923	LKQ Corp.*	128,884

		373,102

Diversified Consumer Services (0.1%):
1,891	Apollo Group, Inc., Class A*	32,884
3,406	H&R Block, Inc.	100,205
447	ITT Educational Services, Inc.*^	6,160
539	Weight Watchers International, Inc.	22,697

		161,946

Diversified Financial Services (0.4%):
1,488	CBOE Holdings, Inc.	54,967
1,461	IntercontinentalExchange, Inc.*	238,245
971	Leucadia National Corp.	26,635
891	LPL Financial Holdings, Inc.	28,726
3,939	Moody’s Corp.	210,027
2,484	MSCI, Inc., Class A*	84,282

		642,882

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.8%):
1,658	Level 3 Communications, Inc.*	$33,641
2,984	TW Telecom, Inc.*	75,167
57,056	Verizon Communications, Inc.	2,804,302
6,958	Windstream Corp. ^	55,316

		2,968,426

Electric Utilities (0.1%):
1,021	ITC Holdings Corp.	91,134

Electrical Equipment (1.0%):
4,842	AMETEK, Inc.	209,949
2,397	Babcock & Wilcox Co. (The)	68,099
12,390	Emerson Electric Co.	692,229
56	General Cable Corp.*	2,051
971	Hubbell, Inc., Class B	94,294
931	Polypore International, Inc.*^	37,408
2,866	Rockwell Automation, Inc.	247,479
1,957	Roper Industries, Inc.	249,146

		1,600,655

Electronic Equipment, Instruments & Components (0.4%):
3,254	Amphenol Corp., Class A	242,910
618	Dolby Laboratories, Inc., Class A ^	20,740
2,560	FLIR Systems, Inc.	66,586
633	IPG Photonics Corp. ^	42,038
627	Jabil Circuit, Inc.	11,587
1,822	National Instruments Corp.	59,671
5,032	Trimble Navigation, Ltd.*	150,758

		594,290

Energy Equipment & Services (2.1%):
366	Atwood Oceanics, Inc.*	19,230
3,799	Cameron International Corp.*	247,695
400	CARBO Ceramics, Inc.	36,428
1,499	Dresser-Rand Group, Inc.*	92,428
176	Era Group, Inc.*	3,696
4,802	FMC Technologies, Inc.*	261,181
5,913	Halliburton Co.	238,944
461	Helmerich & Payne, Inc.	27,983
1,951	National-Oilwell Varco, Inc.	138,033
2,179	Oceaneering International, Inc.	144,707
956	Oil States International, Inc.*	77,981
994	RPC, Inc. ^	15,079
26,781	Schlumberger, Ltd.	2,005,629
176	SEACOR Holdings, Inc.	12,968

		3,321,982

Food & Staples Retailing (2.6%):
8,701	Costco Wholesale Corp.	923,263
5,199	CVS Caremark Corp.	285,893
553	Fresh Market, Inc. (The)*	23,652
10,595	Kroger Co. (The)	351,118
615	Safeway, Inc.	16,205
6,199	Sysco Corp.	218,019
26,781	Wal-Mart Stores, Inc.	2,004,022
3,686	Whole Foods Market, Inc.	319,761

		4,141,933

Food Products (1.6%):
2,775	Campbell Soup Co. ^	125,874
3,234	Dean Foods Co.*	58,632
2,192	Flowers Foods, Inc.	72,204
10,179	General Mills, Inc.	501,927
2,358	Green Mountain Coffee Roasters, Inc.*^	133,840

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,002	H.J. Heinz Co.	$289,225
3,014	Hershey Co.	263,815
2,068	Hillshire Brands Co.	72,690
1,508	Hormel Foods Corp.	62,311
345	Ingredion, Inc.	24,950
4,586	Kellogg Co.	295,476
611	Kraft Foods Group, Inc., Class A	31,485
2,663	McCormick & Co.	195,864
4,095	Mead Johnson Nutrition Co.	317,158
1,833	Mondelez International, Inc., Class A	56,108
266	WhiteWave Foods Co., Class A*^	4,541

		2,506,100

Gas Utilities (0.1%):
4,174	ONEOK, Inc.	198,975
743	Questar Corp. +	18,077

		217,052

Health Care Equipment & Supplies (1.8%):
10,117	Baxter International, Inc.	734,900
3,794	Becton, Dickinson & Co.	362,744
1,685	C.R. Bard, Inc.	169,814
291	Cooper Cos., Inc. (The)	31,393
499	Covidien plc	33,852
1,238	DENTSPLY International, Inc.	52,516
2,301	Edwards Lifesciences Corp.*	189,050
1,110	IDEXX Laboratories, Inc.*	102,553
797	Intuitive Surgical, Inc.*	391,479
1,297	Medtronic, Inc.	60,907
2,873	ResMed, Inc. ^	133,192
190	Sirona Dental Systems, Inc.*	14,009
4,505	St. Jude Medical, Inc.	182,182
4,577	Stryker Corp.	298,603
1,159	Thoratec Corp.*	43,463
2,239	Varian Medical Systems, Inc.*	161,208
365	Zimmer Holdings, Inc.	27,455

		2,989,320

Health Care Providers & Services (1.7%):
4,730	AmerisourceBergen Corp.	243,359
3,753	Cardinal Health, Inc.	156,200
4,109	Catamaran Corp.*	217,900
1,888	DaVita, Inc.*	223,898
16,176	Express Scripts Holding Co.*	932,546
2,151	HCA Holdings, Inc.	87,395
1,009	Henry Schein, Inc.*	93,383
1,944	Laboratory Corp. of America Holdings*	175,349
4,727	McKesson, Inc.	510,327
1,747	Patterson Companies, Inc.	66,456
387	Quest Diagnostics, Inc.	21,846
106	Tenet Healthcare Corp.*	5,043
96	Universal Health Services, Inc., Class B	6,132
423	WellPoint, Inc.	28,015

		2,767,849

Health Care Technology (0.2%):
2,910	Cerner Corp.*	275,723

Hotels, Restaurants & Leisure (3.4%):
853	Bally Technologies, Inc.*^	44,330
1,554	Brinker International, Inc.	58,508
637	Chipotle Mexican Grill, Inc.*	207,579

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
37	Choice Hotels International, Inc. ^	$1,565
2,590	Darden Restaurants, Inc.	133,851
1,439	Dunkin’ Brands Group, Inc.	53,070
3,027	International Game Technology	49,946
7,980	Las Vegas Sands Corp.	449,673
4,571	Marriott International, Inc., Class A	193,033
20,409	McDonald’s Corp.	2,034,574
94	Norwegian Cruise Line Holdings, Ltd.*	2,787
573	Panera Bread Co., Class A*	94,683
98	Penn National Gaming, Inc.*	5,334
15,233	Starbucks Corp.	867,673
3,969	Starwood Hotels & Resorts Worldwide, Inc.	252,944
2,827	Wyndham Worldwide Corp.	182,285
1,601	Wynn Resorts, Ltd.	200,381
9,249	Yum! Brands, Inc.	665,373

		5,497,589

Household Durables (0.2%):
376	D.R. Horton, Inc.	9,137
183	Garmin, Ltd. ^	6,046
584	Jarden Corp.*	25,003
91	NVR, Inc.*	98,290
1,175	Tempur-Pedic International, Inc.*	58,315
1,125	Tupperware Brands Corp.	91,958

		288,749

Household Products (1.3%):
1,737	Church & Dwight Co., Inc.	112,262
175	Clorox Co. (The)	15,493
8,789	Colgate-Palmolive Co.	1,037,366
7,040	Kimberly-Clark Corp.	689,779
4,017	Procter & Gamble Co. (The)	309,550

		2,164,450

Industrial Conglomerates (1.0%):
12,527	3M Co.	1,331,745
134	Carlisle Cos., Inc.	9,084
3,975	Danaher Corp.	247,046

		1,587,875

Insurance (0.5%):
376	Allied World Assurance Co. Holdings AG	34,863
562	Aon plc	34,563
281	Arch Capital Group, Ltd.*	14,772
2,404	Arthur J. Gallagher & Co.	99,309
193	Brown & Brown, Inc.	6,184
83	Endurance Specialty Holdings, Ltd.	3,968
517	Erie Indemnity Co., Class A	39,049
380	Hanover Insurance Group, Inc. (The)	18,878
8,689	Marsh & McLennan Cos., Inc.	329,922
3,391	Travelers Cos., Inc. (The)	285,488
280	Validus Holdings, Ltd.	10,464

		877,460

Internet & Catalog Retail (1.9%):
7,265	Amazon.com, Inc.*	1,936,049
1,100	Expedia, Inc.	66,011
802	Groupon, Inc.*^	4,908
529	HomeAway, Inc.*^	17,193
1,613	Liberty Media Corp. - Interactive, Class A*	34,486

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
149	Liberty Ventures, Inc., Series A*	$11,261
1,114	Netflix, Inc.*	211,003
999	Priceline.com, Inc.*	687,242
1,726	TripAdvisor, Inc.*	90,650

		3,058,803

Internet Software & Services (4.0%):
3,325	Akamai Technologies, Inc.*	117,339
397	AOL, Inc.	15,281
23,260	eBay, Inc.*	1,261,157
965	Equinix, Inc.*	208,739
8,459	Facebook, Inc., Class A*	216,381
5,198	Google, Inc., Class A*	4,127,368
256	IAC/InterActiveCorp	11,438
1,281	LinkedIn Corp., Class A*	225,533
2,195	Rackspace Hosting, Inc.*	110,804
2,937	VeriSign, Inc.*	138,861

		6,432,901

IT Services (7.2%):
12,931	Accenture plc, Class A	982,368
1,013	Alliance Data Systems Corp.*^	163,995
9,822	Automatic Data Processing, Inc.	638,626
2,538	Broadridge Financial Solutions, Inc.	63,044
6,115	Cognizant Technology Solutions Corp., Class A*	468,470
127	DST Systems, Inc.	9,051
2,267	Fiserv, Inc.*	199,111
958	FleetCor Technologies, Inc.*	73,450
1,891	Gartner, Inc.*	102,889
2,028	Genpact, Ltd.	36,889
1,570	Global Payments, Inc.	77,966
21,891	International Business Machines Corp.	4,669,351
1,753	Jack Henry & Associates, Inc.	81,006
1,654	Lender Processing Services, Inc.	42,111
2,178	MasterCard, Inc., Class A	1,178,581
1,316	NeuStar, Inc., Class A*	61,233
6,066	Paychex, Inc. ^	212,735
2,113	SAIC, Inc. ^	28,631
3,388	Teradata Corp.*	198,232
2,785	Total System Services, Inc.	69,012
730	Vantive, Inc., Class A*	17,330
2,139	VeriFone Systems, Inc.*	44,235
10,495	Visa, Inc., Class A	1,782,471
11,842	Western Union Co.	178,104

		11,378,891

Leisure Equipment & Products (0.3%):
2,062	Hasbro, Inc.	90,604
5,294	Mattel, Inc.	231,825
1,304	Polaris Industries, Inc.	120,607

		443,036

Life Sciences Tools & Services (0.5%):
6,981	Agilent Technologies, Inc.	292,992
1,916	Bruker Corp.*	36,596
640	Charles River Laboratories International, Inc.*	28,333
65	Covance, Inc.*	4,831
2,483	Illumina, Inc.*	134,082
350	Life Technologies Corp.*	22,621
634	Mettler-Toledo International, Inc.*	135,181
753	Techne Corp.	51,091

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,785	Waters Corp.*	$167,629

		873,356

Machinery (2.9%):
13,104	Caterpillar, Inc.	1,139,654
175	Colfax Corp.*^	8,145
3,860	Cummins, Inc.	447,027
7,988	Deere & Co.	686,808
3,008	Donaldson Co., Inc.	108,860
1,707	Eaton Corp. plc	104,554
924	Flowserve Corp.	154,964
1,226	Graco, Inc.	71,145
302	IDEX Corp.	16,133
7,642	Illinois Tool Works, Inc.	465,703
4,919	Ingersoll-Rand plc	270,594
404	ITT Corp.	11,486
2,125	Joy Global, Inc.	126,480
1,666	Lincoln Electric Holdings, Inc.	90,264
2,033	Manitowoc Co., Inc. (The)	41,798
1,193	Nordson Corp.	78,678
1,614	PACCAR, Inc.	81,604
2,329	Pall Corp.	159,234
1,371	Parker Hannifin Corp.	125,556
248	Snap-On, Inc.	20,510
295	SPX Corp.	23,293
142	Timken Co.	8,034
1,173	Toro Co.	54,005
471	Valmont Industries, Inc.	74,074
1,192	WABCO Holdings, Inc.*	84,143
953	Wabtec Corp.	97,311
375	Xylem, Inc.	10,335

		4,560,392

Marine (0.0%):
55	Alexander & Baldwin, Inc.*	1,966
810	Kirby Corp.*	62,208
55	Matson, Inc.	1,353

		65,527

Media (4.2%):
1,169	AMC Networks, Inc., Class A*	73,857
413	Cablevision Systems Corp., Class A	6,178
2,182	CBS Corp., Class B	101,878
966	Charter Communications, Inc., Class A*	100,638
2,337	Cinemark Holdings, Inc.	68,801
459	Clear Channel Outdoor Holdings, Inc., Class A*	3,438
25,670	Comcast Corp., Class A	1,078,396
11,521	DIRECTV, Inc., Class A*	652,204
4,798	Discovery Communications, Inc., Class A*	377,795
3,210	DISH Network Corp., Class A	121,659
492	Interpublic Group of Cos., Inc. (The)	6,411
434	John Wiley & Sons, Inc., Class A	16,909
1,308	Lamar Advertising Co.*	63,582
5,268	Liberty Global, Inc., Class A*	386,671
131	Liberty Media Corp.*	14,624
67	Madison Square Garden, Inc., Class A*	3,859
5,617	McGraw-Hill Cos., Inc. (The)	292,533
485	Morningstar, Inc.	33,911
14,471	News Corp., Class A	441,655

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
5,475	Omnicom Group, Inc.	$322,478
2,125	Pandora Media, Inc.*^	30,090
655	Regal Entertainment Group, Class A ^	10,919
1,713	Scripps Networks Interactive, Class A	110,214
76,332	Sirius XM Radio, Inc.	235,103
131	Starz - Liberty Capital*	2,902
5,941	Time Warner Cable, Inc.	570,692
9,950	Viacom, Inc., Class B	612,622
5,578	Virgin Media, Inc. ^	273,155
13,209	Walt Disney Co. (The)	750,270

		6,763,444

Metals & Mining (0.2%):
1,811	Allied Nevada Gold Corp.*	29,809
64	Carpenter Technology Corp.	3,155
679	Compass Minerals International, Inc. ^	53,573
308	Molycorp, Inc.*^	1,602
1,286	Royal Gold, Inc.	91,345
2,462	Southern Copper Corp.	92,496
876	Steel Dynamics, Inc.	13,902
336	Tahoe Resources, Inc.*^	5,910

		291,792

Multiline Retail (0.5%):
1,172	Big Lots, Inc.*	41,336
3,709	Dollar General Corp.*	187,601
4,658	Dollar Tree, Inc.*	225,588
1,941	Family Dollar Stores, Inc.	114,616
359	Kohl’s Corp.	16,561
1,099	Macy’s, Inc.	45,982
3,087	Nordstrom, Inc.	170,495
725	Target Corp.	49,626

		851,805

Office Electronics (0.0%):
152	Zebra Technologies Corp., Class A*	7,164

Oil, Gas & Consumable Fuels (2.0%):
4,214	Cabot Oil & Gas Corp.	284,909
2,819	Cheniere Energy, Inc.*	78,932
3,539	Cobalt International Energy, Inc.*	99,800
2,089	Concho Resources, Inc.*	203,531
853	Continental Resources, Inc.*	74,151
5,414	EOG Resources, Inc.	693,371
870	Golar LNG, Ltd. ^	32,155
9,811	Kinder Morgan, Inc.	379,489
1,529	Kosmos Energy LLC*	17,278
361	Laredo Petroleum Holdings, Inc.*	6,603
786	Noble Energy, Inc.	90,909
2,244	Pioneer Natural Resources Co.	278,817
3,257	Range Resources Corp.	263,947
1,087	SM Energy Co.	64,372
2,455	Southwestern Energy Co.*	91,473
309	Whiting Petroleum Corp.*	15,710
13,540	Williams Cos., Inc. (The)	507,208
426	World Fuel Services Corp.	16,921

		3,199,576

Personal Products (0.4%):
6,714	Avon Products, Inc.	139,181
4,621	Estee Lauder Co., Inc. (The), Class A	295,883

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
2,283	Herbalife, Ltd. ^	$85,498
1,097	Nu Skin Enterprises, Inc., Class A	48,487

		569,049

Pharmaceuticals (4.0%):
29,955	Abbott Laboratories	1,058,011
29,955	Abbvie, Inc.	1,221,565
2,559	Actavis, Inc.*	235,709
6,095	Allergan, Inc.	680,385
30,800	Bristol-Myers Squibb Co.	1,268,652
7,490	Eli Lilly & Co.	425,357
1,442	Endo Health Solutions, Inc.*	44,356
12,410	Johnson & Johnson Co.	1,011,787
7,491	Mylan, Inc.*	216,790
1,876	Perrigo Co.	222,737
1,186	Salix Pharmaceuticals, Ltd.*	60,699
3,456	Warner Chilcott plc, Class A	46,829
1,224	Zoetis, Inc.*	40,882

		6,533,759

Professional Services (0.3%):
596	Dun & Bradstreet Corp. ^	49,855
2,183	Equifax, Inc.	125,719
1,021	IHS, Inc., Class A*	106,919
647	Nielsen Holdings NV	23,176
2,832	Robert Half International, Inc.	106,285
2,550	Verisk Analytics, Inc., Class A*	157,157

		569,111

Real Estate Investment Trusts (REITs) (2.0%):
190	American Campus Communities, Inc.	8,615
7,924	American Tower Corp.	609,514
2,042	Apartment Investment & Management Co., Class A	62,608
515	Boston Properties, Inc.	52,046
454	BRE Properties, Inc.	22,101
1,231	Camden Property Trust	84,545
2,498	Digital Realty Trust, Inc. ^	167,141
667	Equity Lifestyle Properties, Inc.	51,226
482	Equity Residential Property Trust	26,539
728	Essex Property Trust, Inc.	109,622
1,283	Extra Space Storage, Inc.	50,383
1,011	Federal Realty Investment Trust	109,228
655	HCP, Inc.	32,658
521	Home Properties, Inc.	33,042
98	Kilroy Realty Corp.	5,135
793	Mid-America Apartment Communities, Inc.	54,765
3,252	Plum Creek Timber Co., Inc.	169,754
461	Post Properties, Inc.	21,713
2,865	Public Storage, Inc.	436,397
1,961	Rayonier, Inc.	117,013
1,108	Regency Centers Corp.	58,624
5,121	Simon Property Group, Inc.	811,987
1,873	Tanger Factory Outlet Centers, Inc.	67,765
339	Taubman Centers, Inc.	26,327
3,477	Weyerhaeuser Co.	109,108

		3,297,856

Real Estate Management & Development (0.1%):
6,593	CBRE Group, Inc.*	166,473
252	Realogy Holdings Corp.*(a)	12,308

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
165	St. Joe Co. (The)*	$3,506

		182,287

Road & Rail (1.4%):
656	Con-way, Inc.	23,098
14,128	CSX Corp.	347,973
2,770	Hertz Global Holdings, Inc.*	61,660
1,811	J.B. Hunt Transport Services, Inc.	134,883
1,727	Kansas City Southern Industries, Inc.	191,524
921	Landstar System, Inc.	52,580
9,564	Union Pacific Corp.	1,362,009

		2,173,727

Semiconductors & Semiconductor Equipment (2.3%):
12,239	Advanced Micro Devices, Inc.*	31,209
6,479	Altera Corp.	229,810
534	Analog Devices, Inc.	24,826
698	Atmel Corp.*	4,858
4,609	Avago Technologies, Ltd.	165,555
6,860	Broadcom Corp., Class A	237,836
1,855	Cypress Semiconductor Corp. ^	20,461
878	Freescale Semiconductor Holdings I, Ltd.*^	13,073
75,070	Intel Corp.	1,640,279
1,178	Lam Research Corp.*	48,840
4,623	Linear Technology Corp.	177,385
11,560	LSI Corp.*	78,377
2,979	Maxim Integrated Products, Inc.	97,264
3,911	Microchip Technology, Inc. ^	143,768
789	Silicon Laboratories, Inc.*	32,633
3,434	Skyworks Solutions, Inc.*	75,651
419	Teradyne, Inc.*	6,796
15,443	Texas Instruments, Inc.	547,918
5,300	Xilinx, Inc.	202,301

		3,778,840

Software (6.2%):
5,709	Adobe Systems, Inc.*	248,399
1,880	Ansys, Inc.*	153,070
4,640	Autodesk, Inc.*	191,354
2,872	BMC Software, Inc.*	133,060
375	CA, Inc.	9,439
5,468	Cadence Design Systems, Inc.*	76,169
3,739	Citrix Systems, Inc.*	269,806
214	Compuware Corp.*	2,675
919	Concur Technologies, Inc.*^	63,099
912	FactSet Research Systems, Inc. ^	84,451
2,607	Fortinet, Inc.*	61,734
2,151	Informatica Corp.*	74,145
5,898	Intuit, Inc.	387,204
1,587	Micros Systems, Inc.*	72,224
151,166	Microsoft Corp.	4,324,858
622	NetSuite, Inc.*	49,797
4,868	Nuance Communications, Inc.*^	98,236
76,734	Oracle Corp.	2,481,577
3,873	Red Hat, Inc.*	195,819
421	Rovi Corp.*	9,014
2,944	Salesforce.com, Inc.*	526,476
219	ServiceNow, Inc.*^	7,928
1,230	Solarwinds, Inc.*	72,693
1,405	Solera Holdings, Inc.	81,954
287	Splunk, Inc.*	11,489
760	Symantec Corp.*	18,757

Shares		Fair Value
Common Stocks, continued
Software, continued
182	Synopsys, Inc.*	$6,530
3,346	TIBCO Software, Inc.*	67,656
1,776	VMware, Inc., Class A*	140,091
392	Workday, Inc., Class A*	24,159
2,428	Zynga, Inc.*^	8,158

		9,952,021

Specialty Retail (3.6%):
1,158	Aaron’s, Inc.	33,211
1,484	Advance Auto Parts, Inc.	122,653
3,040	American Eagle Outfitters, Inc.	56,848
2,528	Ascena Retail Group, Inc.*	46,894
381	AutoNation, Inc.*	16,669
738	AutoZone, Inc.*	292,816
4,669	Bed Bath & Beyond, Inc.*	300,777
844	CarMax, Inc.*	35,195
2,309	Chico’s FAS, Inc.	38,791
1,877	Dick’s Sporting Goods, Inc.	88,782
611	DSW, Inc., Class A	38,982
647	Foot Locker, Inc.	22,153
6,084	Gap, Inc. (The)	215,374
1,374	GNC Holdings, Inc., Class A	53,971
30,740	Home Depot, Inc. (The)	2,145,037
4,848	L Brands, Inc.	216,512
3,094	Lowe’s Cos., Inc.	117,324
2,286	O’Reilly Automotive, Inc.*	234,429
2,177	PetSmart, Inc.	135,192
4,549	Ross Stores, Inc.	275,760
2,873	Sally Beauty Holdings, Inc.*	84,409
2,138	Tiffany & Co. ^	148,677
14,880	TJX Cos., Inc. (The)	695,640
1,451	Tractor Supply Co.	151,093
1,266	Ulta Salon, Cosmetics & Fragrance, Inc.*	102,761
2,114	Urban Outfitters, Inc.*	81,896
976	Williams-Sonoma, Inc.	50,284

		5,802,130

Textiles, Apparel & Luxury Goods (1.4%):
991	Carter’s, Inc.*	56,755
5,771	Coach, Inc.	288,492
498	Deckers Outdoor Corp.*^	27,734
1,104	Fossil, Inc.*	106,646
1,966	Hanesbrands, Inc.*	89,571
1,723	Michael Kors Holdings, Ltd.*	97,849
14,526	Nike, Inc., Class B	857,179
1,389	PVH Corp.	148,359
1,238	Ralph Lauren Corp.	209,606
1,577	Under Armour, Inc., Class A*^	80,742
1,760	V.F. Corp.	295,240

		2,258,173

Thrifts & Mortgage Finance (0.0%):
1,430	People’s United Financial, Inc.	19,219

Tobacco (2.8%):
31,711	Altria Group, Inc.	1,090,541
7,863	Lorillard, Inc.	317,272
31,478	Philip Morris International, Inc.	2,918,325
2,238	Reynolds American, Inc.	99,569

		4,425,707

Trading Companies & Distributors (0.5%):
5,946	Fastenal Co.	305,327
258	MRC Global, Inc.*	8,496

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
914	MSC Industrial Direct Co., Inc., Class A	$78,403
1,885	United Rentals, Inc.*	103,618
1,173	W.W. Grainger, Inc.	263,902

		759,746

Water Utilities (0.0%):
329	Aqua America, Inc.	10,344

Wireless Telecommunication Services (0.4%):
5,884	Crown Castle International Corp.*	409,761
2,435	SBA Communications Corp., Class A*	175,369

		585,130

Total Common Stocks (Cost $114,495,549)		154,743,359

Securities Held as Collateral for Securities on Loan (1.5%):
$2,370,576	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	2,370,576

Total Securities Held as Collateral for Securities on Loan (Cost $2,370,576)		2,370,576

Unaffiliated Investment Company (3.4%):
5,408,412	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	5,408,412

Total Unaffiliated Investment Company (Cost $5,408,412)		5,408,412

Total Investment Securities (Cost $122,274,537)(d) - 101.2%		162,522,347
Net other assets (liabilities) - (1.2)%		(2,005,133)

Net Assets - 100.0%		$160,517,214

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $2,328,862.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(c)	The rate represents the effective yield at March 28, 2013.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $263,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures	Long	6/21/13	24	$1,349,280	$7,887
S&P 500 Index E-Mini June Futures	Long	6/21/13	57	4,453,695	81,808

Total					$89,695

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (1.1%):
973	Alliant Techsystems, Inc.	$70,474
2,124	Boeing Co. (The)	182,345
469	Engility Holdings, Inc.*	11,247
5,422	Exelis, Inc.	59,046
9,336	General Dynamics Corp.	658,281
1,434	Huntington Ingalls Industries, Inc.	76,475
2,731	L-3 Communications Holdings, Inc.	220,993
823	Lockheed Martin Corp.	79,436
6,969	Northrop Grumman Corp.	488,875
9,796	Raytheon Co.	575,907
2,660	Spirit AeroSystems Holdings, Inc., Class A*	50,513
7,728	Textron, Inc.	230,372
949	Triumph Group, Inc.	74,497

		2,778,461

Air Freight & Logistics (0.4%):
591	Expeditors International of Washington, Inc.	21,105
8,713	FedEx Corp.	855,616
2,996	UTI Worldwide, Inc.	43,382

		920,103

Airlines (0.2%):
183	Copa Holdings SA, Class A	21,889
9,187	Delta Air Lines, Inc.*	151,677
17,742	Southwest Airlines Co.	239,163

		412,729

Auto Components (0.4%):
19,989	Johnson Controls, Inc.	701,014
2,955	Lear Corp.	162,141
2,938	TRW Automotive Holdings Corp.*	161,590
1,428	Visteon Corp.*	82,396

		1,107,141

Automobiles (0.9%):
110,476	Ford Motor Co.	1,452,760
22,503	General Motors Co.*	626,033
1,151	Thor Industries, Inc.	42,345

		2,121,138

Beverages (0.4%):
4,649	Beam, Inc.	295,397
550	Brown-Forman Corp., Class B	39,270
7,606	Coca-Cola Enterprises, Inc.	280,814
4,365	Constellation Brands, Inc., Class A*	207,949
3,753	Molson Coors Brewing Co., Class B	183,634

		1,007,064

Building Products (0.1%):
3,961	Fortune Brands Home & Security, Inc.*	148,260
3,571	Owens Corning, Inc.*	140,805

		289,065

Capital Markets (3.5%):
377	Affiliated Managers Group, Inc.*	57,896
9,765	American Capital, Ltd.*	142,521
6,104	Ameriprise Financial, Inc.	449,560
7,282	Ares Capital Corp.	131,804
35,149	Bank of New York Mellon Corp. (The)	983,821
1,734	BlackRock, Inc., Class A +	445,430
31,561	Charles Schwab Corp. (The)	558,314
8,319	E*TRADE Financial Corp.*	89,096

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
440	Federated Investors, Inc., Class B ^	$10,415
3,159	Franklin Resources, Inc.	476,409
13,751	Goldman Sachs Group, Inc. (The)	2,023,459
13,231	Invesco, Ltd.	383,170
5,450	Janus Capital Group, Inc. ^	51,230
4,066	Legg Mason, Inc. ^	130,722
45,403	Morgan Stanley	997,957
6,364	Northern Trust Corp.	347,220
3,377	Raymond James Financial, Inc.	155,680
13,556	State Street Corp.	801,024
6,915	TD Ameritrade Holding Corp.	142,587

		8,378,315

Chemicals (1.7%):
6,214	Air Products & Chemicals, Inc.	541,363
1,142	Albemarle Corp.	71,398
2,300	Ashland, Inc.	170,890
1,834	Cabot Corp.	62,723
1,499	CF Industries Holdings, Inc.	285,365
1,334	Cytec Industries, Inc.	98,823
35,210	Dow Chemical Co. (The)	1,121,085
795	Eastman Chemical Co.	55,547
5,569	Huntsman Corp.	103,528
815	Intrepid Potash, Inc.	15,289
592	Kronos Worldwide, Inc. ^	9,265
8,747	LyondellBasell Industries NV, Class A	553,597
8,715	Mosaic Co. (The)	519,501
1,395	Rockwood Holdings, Inc.	91,289
2,329	RPM International, Inc.	73,550
158	Scotts Miracle-Gro Co. (The) ^	6,832
186	W. R. Grace & Co.*	14,417
444	Westlake Chemical Corp.	41,514

		3,835,976

Commercial Banks (5.2%):
5,040	Associated Banc-Corp.	76,558
1,317	Bank of Hawaii Corp. ^	66,917
20,528	BB&T Corp.	644,374
744	BOK Financial Corp.	46,351
6,709	CapitalSource, Inc.	64,541
5,911	CIT Group, Inc.*	257,010
1,352	City National Corp.	79,646
5,769	Comerica, Inc.	207,396
2,359	Commerce Bancshares, Inc.	96,318
1,594	Cullen/Frost Bankers, Inc.	99,673
4,316	East West Bancorp, Inc.	110,792
27,013	Fifth Third Bancorp	440,582
147	First Citizens BancShares, Inc., Class A	26,857
7,350	First Horizon National Corp.	78,498
10,249	First Niagara Financial Group, Inc.	90,806
3,043	First Republic Bank	117,521
5,829	Fulton Financial Corp.	68,199
25,353	Huntington Bancshares, Inc.	187,359
28,071	KeyCorp	279,587
3,737	M&T Bank Corp.	385,509
15,534	PNC Financial Services Group, Inc.	1,033,011
2,972	Popular, Inc.*	82,057
41,709	Regions Financial Corp.	341,597
1,167	Signature Bank*	91,913
15,810	SunTrust Banks, Inc.	455,486
1,280	SVB Financial Group*	90,803

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
19,405	Synovus Financial Corp.	$53,752
4,714	TCF Financial Corp.	70,521
55,782	U.S. Bancorp	1,892,683
5,723	Valley National Bancorp ^	58,604
144,291	Wells Fargo & Co.	5,337,323
5,492	Zions Bancorp	137,245

		13,069,489

Commercial Services & Supplies (0.7%):
6,800	ADT Corp. (The)	332,792
3,094	Avery Dennison Corp.	133,259
1,756	Cintas Corp.	77,492
2,904	Corrections Corp. of America	113,459
2,929	Covanta Holding Corp.	59,019
324	Iron Mountain, Inc.	11,764
842	KAR Auction Services, Inc.	16,865
1,882	Pitney Bowes, Inc. ^	27,967
5,213	R.R. Donnelley & Sons Co.	62,817
8,934	Republic Services, Inc.	294,822
3,461	Waste Connections, Inc.	124,527
13,599	Waste Management, Inc.	533,217

		1,788,000

Communications Equipment (1.6%):
13,378	Brocade Communications Systems, Inc.*	77,191
157,761	Cisco Systems, Inc.	3,298,783
826	EchoStar Corp., Class A*	32,189
2,348	Harris Corp.	108,806
6,747	JDS Uniphase Corp.*	90,207
15,624	Juniper Networks, Inc.*	289,669
49	Palo Alto Networks, Inc.*^	2,773
5,157	Polycom, Inc.*	57,140

		3,956,758

Computers & Peripherals (1.1%):
43,315	Dell, Inc.	620,704
1,674	Diebold, Inc.	50,756
58,229	Hewlett-Packard Co.	1,388,179
2,057	Lexmark International, Inc., Class A ^	54,305
3,506	NetApp, Inc.*	119,765
7,154	SanDisk Corp.*	393,470
495	Stratasys, Ltd.*^	36,739
3,892	Western Digital Corp.	195,690

		2,859,608

Construction & Engineering (0.3%):
3,215	Aecom Technology Corp.*	105,452
1,327	Chicago Bridge & Iron Co. NV	82,407
1,244	Fluor Corp.	82,515
3,776	Jacobs Engineering Group, Inc.*	212,362
4,327	KBR, Inc.	138,810
6,114	Quanta Services, Inc.*	174,738
2,259	URS Corp.	107,099

		903,383

Construction Materials (0.1%):
650	Martin Marietta Materials, Inc. ^	66,313
3,794	Vulcan Materials Co.	196,150

		262,463

Consumer Finance (1.0%):
10,504	American Express Co.	708,600
17,104	Capital One Financial Corp.	939,865
14,680	Discover Financial Services	658,251

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
13,905	SLM Corp.	$284,774

		2,591,490

Containers & Packaging (0.3%):
1,279	AptarGroup, Inc.	73,351
3,079	Bemis Co., Inc.	124,268
3,322	Crown Holdings, Inc.*	138,228
907	Greif, Inc., Class A	48,633
1,240	Owens-Illinois, Inc.*	33,046
251	Packaging Corp. of America	11,262
1,855	Rock-Tenn Co., Class A	172,126
5,801	Sealed Air Corp.	139,863
3,008	Sonoco Products Co.	105,250

		846,027

Diversified Consumer Services (0.1%):
1,894	DeVry, Inc.	60,135
2,984	H&R Block, Inc.	87,789
6,374	Service Corp. International	106,637

		254,561

Diversified Financial Services (5.7%):
317,377	Bank of America Corp.	3,865,652
342	CBOE Holdings, Inc.	12,633
86,353	Citigroup, Inc.	3,820,257
9,766	CME Group, Inc.	599,535
1,153	Interactive Brokers Group, Inc., Class A	17,191
112,109	JPMorgan Chase & Co.	5,320,694
7,843	Leucadia National Corp.	215,133
199	LPL Financial Holdings, Inc.	6,416
3,419	NASDAQ OMX Group, Inc. (The)	110,434
7,457	NYSE Euronext	288,138

		14,256,083

Diversified Telecommunication Services (2.7%):
161,898	AT&T, Inc.	5,940,038
18,253	CenturyLink, Inc.	641,228
29,140	Frontier Communications Corp. ^	115,977
2,283	Level 3 Communications, Inc.*	46,322
6,934	Windstream Corp. ^	55,125

		6,798,690

Electric Utilities (3.3%):
14,232	American Electric Power Co., Inc.	692,102
20,727	Duke Energy Corp.	1,504,573
9,568	Edison International	481,462
5,193	Entergy Corp.	328,405
25,133	Exelon Corp.	866,586
12,291	FirstEnergy Corp.	518,680
4,077	Great Plains Energy, Inc.	94,546
2,898	Hawaiian Electric Industries, Inc. ^	80,304
12,294	NextEra Energy, Inc.	954,998
9,264	Northeast Utilities	402,613
6,870	NV Energy, Inc.	137,606
6,648	Pepco Holdings, Inc.	142,267
3,208	Pinnacle West Capital Corp.	185,711
17,047	PPL Corp.	533,742
25,584	Southern Co. (The)	1,200,401
3,762	Westar Energy, Inc.	124,823

		8,248,819

Electrical Equipment (0.1%):
3,417	Emerson Electric Co.	190,908
1,352	General Cable Corp.*	49,524
3,487	GrafTech International, Ltd.*^	26,780

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
294	Hubbell, Inc., Class B	$28,550
1,232	Regal-Beloit Corp.	100,482

		396,244

Electronic Equipment, Instruments & Components (0.6%):
3,250	Arrow Electronics, Inc.*	132,015
4,233	Avnet, Inc.*	153,235
1,348	AVX Corp.	16,041
44,597	Corning, Inc.	594,478
609	Dolby Laboratories, Inc., Class A ^	20,438
849	FLIR Systems, Inc.	22,082
4,415	Ingram Micro, Inc., Class A*	86,887
1,155	Itron, Inc.*	53,592
4,518	Jabil Circuit, Inc.	83,493
4,117	Molex, Inc. ^	120,546
1,108	Tech Data Corp.*	50,536
3,904	Vishay Intertechnology, Inc.*	53,133

		1,386,476

Energy Equipment & Services (1.3%):
1,134	Atwood Oceanics, Inc.*	59,580
12,885	Baker Hughes, Inc.	597,993
1,678	Cameron International Corp.*	109,406
2,008	Diamond Offshore Drilling, Inc.	139,676
337	Era Group, Inc.*	7,077
18,546	Halliburton Co.	749,443
2,199	Helmerich & Payne, Inc.	133,479
6,833	McDermott International, Inc.*	75,095
8,468	Nabors Industries, Ltd.	137,351
9,668	National-Oilwell Varco, Inc.	684,011
205	Oil States International, Inc.*	16,722
4,526	Patterson-UTI Energy, Inc.	107,900
3,621	Rowan Cos. plc, Class A*	128,039
277	RPC, Inc. ^	4,202
337	SEACOR Holdings, Inc.	24,830
4,697	Superior Energy Services, Inc.*	121,981
1,505	Tidewater, Inc. ^	76,003
1,407	Unit Corp.*	64,089

		3,236,877

Food & Staples Retailing (1.6%):
30,116	CVS Caremark Corp.	1,656,079
6,187	Safeway, Inc.	163,027
8,162	Sysco Corp.	287,058
25,411	Walgreen Co.	1,211,596
10,519	Wal-Mart Stores, Inc.	787,137

		4,104,897

Food Products (2.1%):
19,353	Archer-Daniels-Midland Co.	652,777
4,304	Bunge, Ltd.	317,764
1,081	Campbell Soup Co.	49,034
12,195	ConAgra Foods, Inc.	436,703
757	Dean Foods Co.*	13,724
4,111	General Mills, Inc.	202,713
614	Green Mountain Coffee Roasters, Inc.*^	34,851
3,542	H.J. Heinz Co.	255,980
507	Hillshire Brands Co.	17,821
1,668	Hormel Foods Corp.	68,922
1,787	Ingredion, Inc.	129,236
3,305	J.M. Smucker Co. (The)	327,724
384	Kellogg Co.	24,741

Shares		Fair Value
Common Stocks, continued
Food Products, continued
16,515	Kraft Foods Group, Inc., Class A	$851,018
49,497	Mondelez International, Inc., Class A	1,515,104
4,305	Smithfield Foods, Inc.*	113,996
8,605	Tyson Foods, Inc., Class A	213,576
287	WhiteWave Foods Co., Class A*^	4,899

		5,230,583

Gas Utilities (0.2%):
3,425	AGL Resources, Inc.	143,679
2,687	Atmos Energy Corp.	114,708
2,161	National Fuel Gas Co.	132,577
4,118	Questar Corp. +	100,191
3,349	UGI Corp.	128,568

		619,723

Health Care Equipment & Supplies (1.7%):
2,324	Alere, Inc.*	59,332
1,374	Baxter International, Inc.	99,807
399	Becton, Dickinson & Co.	38,148
40,784	Boston Scientific Corp.*	318,523
6,508	CareFusion Corp.*	227,715
968	Cooper Cos., Inc. (The)	104,428
13,492	Covidien plc	915,297
2,351	DENTSPLY International, Inc.	99,729
1,795	Hill-Rom Holdings, Inc.	63,220
7,739	Hologic, Inc.*	174,901
28,680	Medtronic, Inc.	1,346,814
1,325	Sirona Dental Systems, Inc.*	97,692
2,085	St. Jude Medical, Inc.	84,317
2,430	Stryker Corp.	158,533
1,185	Teleflex, Inc.	100,144
4,680	Zimmer Holdings, Inc.	352,031

		4,240,631

Health Care Providers & Services (2.2%):
9,640	Aetna, Inc.	492,797
2,812	Brookdale Senior Living, Inc.*	78,399
4,666	Cardinal Health, Inc.	194,199
8,511	CIGNA Corp.	530,831
2,706	Community Health Systems, Inc.	128,237
3,918	Coventry Health Care, Inc.	184,264
1,680	HCA Holdings, Inc.	68,258
7,484	Health Management Associates, Inc., Class A*	96,319
2,409	Health Net, Inc.*	68,946
1,161	Henry Schein, Inc.*	107,451
4,824	Humana, Inc.	333,387
1,416	LifePoint Hospitals, Inc.*	68,619
1,465	MEDNAX, Inc.*	131,308
3,232	Omnicare, Inc.	131,607
194	Patterson Companies, Inc.	7,380
4,123	Quest Diagnostics, Inc.	232,743
2,895	Tenet Healthcare Corp.*	137,744
30,552	UnitedHealth Group, Inc.	1,747,879
2,513	Universal Health Services, Inc., Class B	160,505
2,530	VCA Antech, Inc.*	59,430
8,409	WellPoint, Inc.	556,928

		5,517,231

Health Care Technology (0.0%):
5,110	Allscripts Healthcare Solutions, Inc.*	69,445

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.5%):
12,209	Carnival Corp.	$418,768
702	Choice Hotels International, Inc. ^	29,702
1,308	Hyatt Hotels Corp., Class A*	56,545
3,529	International Game Technology	58,229
575	Marriott International, Inc., Class A	24,282
11,814	MGM Resorts International*	155,354
385	Norwegian Cruise Line Holdings, Ltd.*	11,415
1,756	Penn National Gaming, Inc.*	95,579
4,415	Royal Caribbean Cruises, Ltd.	146,666
8,102	Wendy’s Co. (The)	45,938

		1,042,478

Household Durables (0.7%):
7,541	D.R. Horton, Inc.	183,246
2,940	Garmin, Ltd. ^	97,138
2,050	Harman International Industries, Inc.	91,492
2,679	Jarden Corp.*	114,795
4,187	Leggett & Platt, Inc.	141,437
4,737	Lennar Corp. ^	196,491
1,688	Mohawk Industries, Inc.*	190,947
8,485	Newell Rubbermaid, Inc.	221,458
16	NVR, Inc.*	17,282
10,015	PulteGroup, Inc.*	202,704
4,200	Toll Brothers, Inc.*	143,808
2,265	Whirlpool Corp.	268,311

		1,869,109

Household Products (2.7%):
1,591	Church & Dwight Co., Inc.	102,826
3,596	Clorox Co. (The)	318,354
1,163	Colgate-Palmolive Co.	137,269
1,875	Energizer Holdings, Inc.	186,994
1,239	Kimberly-Clark Corp.	121,397
74,808	Procter & Gamble Co. (The)	5,764,705

		6,631,545

Independent Power Producers & Energy Traders (0.3%):
18,869	AES Corp. (The)	237,183
11,237	Calpine Corp.*	231,482
9,442	NRG Energy, Inc.	250,119

		718,784

Industrial Conglomerates (3.5%):
2,056	3M Co.	218,573
1,662	Carlisle Cos., Inc.	112,667
11,242	Danaher Corp.	698,690
312,041	General Electric Co.	7,214,389
13,600	Tyco International, Ltd.	435,200

		8,679,519

Insurance (7.2%):
9,987	ACE, Ltd.	888,543
13,800	AFLAC, Inc.	717,876
496	Alleghany Corp.*	196,376
515	Allied World Assurance Co. Holdings AG	47,751
14,415	Allstate Corp. (The)	707,344
2,470	American Financial Group, Inc.	117,029
19,024	American International Group, Inc.*	738,512
213	American National Insurance Co.	18,503
8,774	Aon plc	539,601
3,513	Arch Capital Group, Ltd.*	184,678
2,071	Aspen Insurance Holdings, Ltd.	79,899

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,400	Assurant, Inc.	$108,024
5,031	Assured Guaranty, Ltd.	103,689
3,189	Axis Capital Holdings, Ltd.	132,726
52,448	Berkshire Hathaway, Inc., Class B*	5,465,083
3,127	Brown & Brown, Inc.	100,189
7,933	Chubb Corp. (The)	694,375
4,277	Cincinnati Financial Corp.	201,832
763	CNA Financial Corp.	24,942
1,125	Endurance Specialty Holdings, Ltd.	53,786
1,545	Everest Re Group, Ltd.	200,635
6,616	Fidelity National Financial, Inc., Class A	166,922
14,588	Genworth Financial, Inc.*	145,880
710	Hanover Insurance Group, Inc. (The)	35,273
12,987	Hartford Financial Services Group, Inc. (The)	335,065
2,971	HCC Insurance Holdings, Inc.	124,871
1,425	Kemper Corp.	46,469
8,386	Lincoln National Corp.	273,467
9,153	Loews Corp.	403,373
287	Markel Corp.*^	144,505
3,388	Marsh & McLennan Cos., Inc.	128,642
4,091	MBIA, Inc.*^	42,015
685	Mercury General Corp.	25,982
25,071	MetLife, Inc.	953,199
7,561	Old Republic International Corp.	96,100
1,852	PartnerRe, Ltd.	172,440
8,840	Principal Financial Group, Inc.	300,825
1,800	ProAssurance Corp.	85,194
18,045	Progressive Corp. (The)	455,997
2,344	Protective Life Corp.	83,915
13,777	Prudential Financial, Inc.	812,705
2,147	Reinsurance Group of America, Inc.	128,111
1,368	RenaissanceRe Holdings, Ltd.	125,842
1,283	StanCorp Financial Group, Inc.	54,861
2,826	Torchmark Corp.	168,995
6,468	Travelers Cos., Inc. (The)	544,541
8,160	UnumProvident Corp.	230,520
2,604	Validus Holdings, Ltd.	97,311
3,297	W.R. Berkley Corp.	146,288
178	White Mountains Insurance Group, Ltd.	100,947
8,877	XL Group plc	268,973

		18,020,621

Internet & Catalog Retail (0.2%):
946	Expedia, Inc.	56,769
95	HomeAway, Inc.*^	3,088
14,116	Liberty Media Corp. - Interactive, Class A*	301,800
951	Liberty Ventures, Inc., Series A*	71,877

		433,534

Internet Software & Services (0.4%):
394	Akamai Technologies, Inc.*	13,904
1,904	AOL, Inc.	73,285
1,953	IAC/InterActiveCorp	87,260
367	VeriSign, Inc.*	17,352
32,687	Yahoo!, Inc.*	769,125

		960,926

IT Services (0.4%):
4,939	Amdocs, Ltd.	179,039

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
707	Booz Allen Hamilton Holding Corp. ^	$9,502
4,599	Computer Sciences Corp.	226,409
2,899	CoreLogic, Inc.*	74,968
809	DST Systems, Inc.	57,657
7,387	Fidelity National Information Services, Inc.	292,673
683	Fiserv, Inc.*	59,988
721	Genpact, Ltd.	13,115
637	Paychex, Inc. ^	22,340
5,328	SAIC, Inc. ^	72,194
665	Total System Services, Inc.	16,479

		1,024,364

Leisure Equipment & Products (0.0%):
325	Hasbro, Inc.	14,281
2,260	Mattel, Inc.	98,965

		113,246

Life Sciences Tools & Services (0.7%):
588	Bio-Rad Laboratories, Inc., Class A*	74,088
519	Charles River Laboratories International, Inc.*	22,976
1,544	Covance, Inc.*	114,750
4,761	Life Technologies Corp.*	307,703
3,307	PerkinElmer, Inc.	111,247
6,858	QIAGEN NV*	144,566
10,834	Thermo Fisher Scientific, Inc.	828,694

		1,604,024

Machinery (1.7%):
2,833	AGCO Corp.	147,656
836	CNH Global NV, NYS	34,544
990	Colfax Corp.*^	46,075
1,415	Crane Co.	79,042
5,143	Dover Corp.	374,822
11,061	Eaton Corp. plc	677,486
122	Flowserve Corp.	20,461
1,493	Gardner Denver, Inc.	112,139
2,330	Harsco Corp.	57,714
2,020	IDEX Corp.	107,908
689	Illinois Tool Works, Inc.	41,988
1,560	Ingersoll-Rand plc	85,816
2,039	ITT Corp.	57,969
2,395	Kennametal, Inc.	93,501
913	Manitowoc Co., Inc. (The)	18,771
2,095	Navistar International Corp.*^	72,424
137	Nordson Corp.	9,035
2,667	Oshkosh Corp.*	113,321
8,148	PACCAR, Inc.	411,962
2,441	Parker Hannifin Corp.	223,547
6,204	Pentair, Ltd., Registered Shares	327,261
1,389	Snap-On, Inc.	114,870
1,023	SPX Corp.	80,776
4,710	Stanley Black & Decker, Inc.	381,368
3,216	Terex Corp.*	110,695
2,385	Timken Co.	134,943
2,330	Trinity Industries, Inc.	105,619
135	WABCO Holdings, Inc.*	9,530
4,851	Xylem, Inc.	133,694

		4,184,937

Shares		Fair Value
Common Stocks, continued
Marine (0.0%):
1,135	Alexander & Baldwin, Inc.*	$40,577
418	Kirby Corp.*	32,102
1,135	Matson, Inc.	27,921

		100,600

Media (3.5%):
5,192	Cablevision Systems Corp., Class A	77,672
15,809	CBS Corp., Class B	738,122
494	Clear Channel Outdoor Holdings, Inc., Class A*	3,700
41,439	Comcast Corp., Class A	1,740,852
1,293	DISH Network Corp., Class A	49,005
1,961	DreamWorks Animation SKG, Inc., Class A*^	37,181
6,898	Gannett Co., Inc.	150,859
11,913	Interpublic Group of Cos., Inc. (The)	155,226
771	John Wiley & Sons, Inc., Class A	30,038
305	Lamar Advertising Co.*	14,826
2,980	Liberty Media Corp.*	332,657
1,663	Madison Square Garden, Inc., Class A*	95,789
40,468	News Corp., Class A	1,235,083
1,497	Regal Entertainment Group, Class A ^	24,955
2,980	Starz - Liberty Capital*	66,007
10,899	Thomson Reuters Corp.	353,999
28,269	Time Warner, Inc.	1,628,860
33,267	Walt Disney Co. (The)	1,889,567
123	Washington Post Co. (The), Class B	54,981

		8,679,379

Metals & Mining (1.2%):
31,473	Alcoa, Inc.	268,150
3,198	Allegheny Technologies, Inc.	101,409
1,190	Carpenter Technology Corp.	58,655
4,692	Cliffs Natural Resources, Inc. ^	89,195
3,353	Commercial Metals Co.	53,145
27,974	Freeport-McMoRan Copper & Gold, Inc.	925,939
2,123	Molycorp, Inc.*^	11,040
14,414	Newmont Mining Corp.	603,802
9,367	Nucor Corp.	432,287
2,230	Reliance Steel & Aluminum Co.	158,709
1,183	Southern Copper Corp.	44,445
4,961	Steel Dynamics, Inc.	78,731
1,818	Tahoe Resources, Inc.*	31,979
4,186	United States Steel Corp.	81,627
1,809	Walter Energy, Inc.	51,557

		2,990,670

Multiline Retail (0.9%):
859	Dillard’s, Inc., Class A	67,474
4,653	J.C. Penney Co., Inc. ^	70,307
6,434	Kohl’s Corp.	296,800
10,016	Macy’s, Inc.	419,070
1,051	Sears Holdings Corp. ^	52,518
267	Sears Hometown & Outlet Stores, Inc.*	10,773
18,381	Target Corp.	1,258,180

		2,175,122

Multi-Utilities (2.5%):
3,240	Alliant Energy Corp.	162,583

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
7,141	Ameren Corp.	$250,078
12,596	CenterPoint Energy, Inc.	301,800
7,672	CMS Energy Corp.	214,356
8,608	Consolidated Edison, Inc.	525,346
16,843	Dominion Resources, Inc.	979,926
5,021	DTE Energy Co.	343,135
2,298	Integrys Energy Group, Inc.	133,652
5,496	MDU Resources Group, Inc.	137,345
9,118	NiSource, Inc.	267,522
2,884	OGE Energy Corp.	201,822
12,411	PG&E Corp.	552,662
14,864	Public Service Enterprise Group, Inc.	510,430
3,432	SCANA Corp.	175,581
7,081	Sempra Energy	566,055
6,430	TECO Energy, Inc.	114,583
2,407	Vectren Corp.	85,256
6,791	Wisconsin Energy Corp.	291,266
14,293	Xcel Energy, Inc.	424,502

		6,237,900

Office Electronics (0.2%):
37,497	Xerox Corp.	322,474
1,263	Zebra Technologies Corp., Class A*	59,525

		381,999

Oil, Gas & Consumable Fuels (14.3%):
6,372	Alpha Natural Resources, Inc.*	52,314
14,712	Anadarko Petroleum Corp.	1,286,564
11,523	Apache Corp.	889,115
2,211	Cheniere Energy, Inc.*	61,908
19,435	Chesapeake Energy Corp. ^	396,668
58,097	Chevron Corp.	6,903,085
2,507	Cimarex Energy Co.	189,128
348	Cobalt International Energy, Inc.*	9,814
37,241	ConocoPhillips	2,238,183
6,687	CONSOL Energy, Inc.	225,018
11,471	Denbury Resources, Inc.*	213,934
11,935	Devon Energy Corp.	673,373
2,150	Energen Corp.	111,822
3,870	EQT Corp.	262,193
3,587	EXCO Resources, Inc.	25,575
137,719	Exxon Mobil Corp.	12,409,858
8,946	Hess Corp.	640,623
6,090	HollyFrontier Corp.	313,331
45	Laredo Petroleum Holdings, Inc.*	823
20,726	Marathon Oil Corp.	698,881
10,047	Marathon Petroleum Corp.	900,211
5,732	Murphy Oil Corp.	365,300
3,931	Newfield Exploration Co.*	88,133
4,086	Noble Energy, Inc.	472,587
23,886	Occidental Petroleum Corp.	1,871,945
7,994	Peabody Energy Corp.	169,073
18,415	Phillips 66	1,288,498
649	Pioneer Natural Resources Co.	80,638
3,766	Plains Exploration & Production Co.*	178,772
5,226	QEP Resources, Inc.	166,396
14,597	SandRidge Energy, Inc.*^	76,926
310	SM Energy Co.	18,358
6,715	Southwestern Energy Co.*	250,201
19,182	Spectra Energy Corp.	589,847
1,049	Teekay Shipping Corp.	37,722

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,109	Tesoro Corp.	$240,582
4,559	Ultra Petroleum Corp.*	91,636
16,248	Valero Energy Corp.	739,122
2,951	Whiting Petroleum Corp.*	150,029
1,409	World Fuel Services Corp.	55,965
5,834	WPX Energy, Inc.*	93,461

		35,527,612

Paper & Forest Products (0.3%):
1,047	Domtar Corp.	81,268
12,848	International Paper Co.	598,460
5,056	MeadWestvaco Corp.	183,533

		863,261

Personal Products (0.0%):
2,861	Avon Products, Inc.	59,309

Pharmaceuticals (7.0%):
2,395	Abbott Laboratories	84,591
2,395	Abbvie, Inc.	97,668
4,544	Bristol-Myers Squibb Co.	187,167
19,200	Eli Lilly & Co.	1,090,368
1,258	Endo Health Solutions, Inc.*	38,696
7,835	Forest Laboratories, Inc.*	298,043
4,838	Hospira, Inc.*	158,832
62,684	Johnson & Johnson Co.	5,110,627
89,575	Merck & Co., Inc.	3,961,902
1,004	Mylan, Inc.*	29,056
220,531	Pfizer, Inc.	6,364,524
873	Zoetis, Inc.*	29,158

		17,450,632

Professional Services (0.1%):
416	Dun & Bradstreet Corp. ^	34,798
348	Equifax, Inc.	20,041
2,385	Manpower, Inc.	135,278
2,646	Nielsen Holdings NV	94,780
1,811	Towers Watson & Co., Class A	125,539
621	Verisk Analytics, Inc., Class A*	38,272

		448,708

Real Estate Investment Trusts (REITs) (4.0%):
1,811	Alexandria Real Estate Equities, Inc.	128,545
2,740	American Campus Communities, Inc.	124,232
11,671	American Capital Agency Corp.	382,575
28,643	Annaly Capital Management, Inc.	455,137
1,227	Apartment Investment & Management Co., Class A	37,620
3,358	AvalonBay Communities, Inc.	425,358
4,975	BioMed Realty Trust, Inc.	107,460
3,655	Boston Properties, Inc.	369,374
4,153	Brandywine Realty Trust	61,672
1,646	BRE Properties, Inc.	80,127
617	Camden Property Trust	42,376
4,315	CBL & Associates Properties, Inc.	101,834
29,883	Chimera Investment Corp.	95,327
3,478	CommonWealth REIT	78,046
2,316	Corporate Office Properties Trust	61,791
6,974	DDR Corp.	121,487
4,166	Douglas Emmett, Inc.	103,858
9,430	Duke Realty Corp.	160,121
209	Equity Lifestyle Properties, Inc.	16,051
8,775	Equity Residential Property Trust	483,152

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,202	Extra Space Storage, Inc.	$47,203
397	Federal Realty Investment Trust	42,892
15,502	General Growth Properties, Inc.	308,180
2,871	Hatteras Financial Corp.	78,752
12,379	HCP, Inc.	617,217
7,605	Health Care REIT, Inc.	516,456
705	Home Properties, Inc.	44,711
4,110	Hospitality Properties Trust	112,778
21,261	Host Hotels & Resorts, Inc.	371,855
2,024	Kilroy Realty Corp.	106,058
11,986	Kimco Realty Corp.	268,486
3,088	Liberty Property Trust	122,748
3,902	Macerich Co. (The)	251,211
2,542	Mack-Cali Realty Corp.	72,727
10,479	MFA Financial, Inc.	97,664
67	Mid-America Apartment Communities, Inc.	4,627
3,407	National Retail Properties, Inc.	123,231
5,170	Piedmont Office Realty Trust, Inc., Class A	101,280
922	Post Properties, Inc.	43,426
13,531	Prologis, Inc.	540,969
738	Rayonier, Inc.	44,036
5,774	Realty Income Corp. ^	261,851
1,038	Regency Centers Corp.	54,921
2,463	Retail Properties of America, Inc., Class A ^	36,452
5,533	Senior Housing Properties Trust	148,450
1,417	Simon Property Group, Inc.	224,680
2,636	SL Green Realty Corp.	226,986
1,171	Taubman Centers, Inc.	90,940
7,258	UDR, Inc.	175,571
8,494	Ventas, Inc.	621,760
5,454	Vornado Realty Trust	456,173
3,618	Weingarten Realty Investors ^	114,148
10,779	Weyerhaeuser Co.	338,245

		10,102,827

Real Estate Management & Development (0.1%):
4,401	Forest City Enterprises, Inc., Class A*	78,206
794	Howard Hughes Corp. (The)*	66,545
1,273	Jones Lang LaSalle, Inc.	126,549
1,074	Realogy Holdings Corp.*(a)	52,454
1,664	St. Joe Co. (The)*	35,360

		359,114

Road & Rail (0.5%):
729	Con-way, Inc.	25,668
9,873	CSX Corp.	243,172
3,120	Hertz Global Holdings, Inc.*	69,451
703	Kansas City Southern Industries, Inc.	77,963
9,613	Norfolk Southern Corp.	740,970
1,488	Ryder System, Inc.	88,908

		1,246,132

Semiconductors & Semiconductor Equipment (1.7%):
8,058	Analog Devices, Inc.	374,616
35,161	Applied Materials, Inc.	473,970
12,214	Atmel Corp.*	85,009
417	Avago Technologies, Ltd.	14,979
6,158	Broadcom Corp., Class A	213,498
3,432	Cree, Inc.*^	187,765

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,817	Cypress Semiconductor Corp. ^	$20,042
3,694	Fairchild Semiconductor International, Inc.*	52,233
84	Freescale Semiconductor Holdings I, Ltd.*^	1,251
38,128	Intel Corp.	833,097
4,931	KLA-Tencor Corp.	260,061
3,415	Lam Research Corp.*	141,586
13,424	Marvell Technology Group, Ltd.	142,026
4,356	Maxim Integrated Products, Inc.	142,223
29,037	Micron Technology, Inc.*	289,789
18,224	NVIDIA Corp.	233,632
13,557	ON Semiconductor Corp.*	112,252
6,175	PMC-Sierra, Inc.*	41,928
117	Silicon Laboratories, Inc.*	4,839
599	Skyworks Solutions, Inc.*	13,196
4,759	Teradyne, Inc.*	77,191
11,020	Texas Instruments, Inc.	390,990

		4,106,173

Software (0.7%):
12,378	Activision Blizzard, Inc.	180,347
6,222	Adobe Systems, Inc.*	270,719
9,865	CA, Inc.	248,302
5,989	Compuware Corp.*	74,863
9,095	Electronic Arts, Inc.*	160,982
2,552	Rovi Corp.*	54,638
100	ServiceNow, Inc.*^	3,620
20,065	Symantec Corp.*	495,204
4,190	Synopsys, Inc.*	150,337
176	Workday, Inc., Class A*	10,847

		1,649,859

Specialty Retail (1.0%):
528	Aaron’s, Inc.	15,143
2,470	Abercrombie & Fitch Co., Class A	114,114
1,269	American Eagle Outfitters, Inc.	23,730
473	AutoNation, Inc.*	20,694
7,865	Best Buy Co., Inc.	174,210
5,475	CarMax, Inc.*	228,308
1,445	Chico’s FAS, Inc.	24,276
59	DSW, Inc., Class A	3,764
3,515	Foot Locker, Inc.	120,354
3,685	GameStop Corp., Class A ^	103,069
1,800	Guess?, Inc.	44,694
28,780	Lowe’s Cos., Inc.	1,091,338
287	Sally Beauty Holdings, Inc.*	8,432
2,499	Signet Jewelers, Ltd.	167,433
20,282	Staples, Inc. ^	272,387
587	Tiffany & Co. ^	40,820
1,122	Williams-Sonoma, Inc.	57,805

		2,510,571

Textiles, Apparel & Luxury Goods (0.0%):
422	Deckers Outdoor Corp.*^	23,501
185	PVH Corp.	19,760

		43,261

Thrifts & Mortgage Finance (0.2%):
1,110	BankUnited, Inc.	28,438
4,744	Capitol Federal Financial, Inc.	57,260
15,388	Hudson City Bancorp, Inc.	132,952
12,874	New York Community Bancorp, Inc. ^	184,743

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
7,796	People’s United Financial, Inc.	$104,778
2,322	TFS Financial Corp.*	25,147
3,092	Washington Federal, Inc.	54,110

		587,428

Tobacco (0.5%):
13,389	Altria Group, Inc.	460,447
4,084	Philip Morris International, Inc.	378,628
6,449	Reynolds American, Inc.	286,916

		1,125,991

Trading Companies & Distributors (0.1%):
1,950	Air Lease Corp.	57,174
1,356	GATX Corp.	70,471
256	MRC Global, Inc.*	8,430
1,264	WESCO International, Inc.*	91,779

		227,854

Water Utilities (0.1%):
5,173	American Water Works Co., Inc.	214,369
3,680	Aqua America, Inc.	115,699

		330,068

Wireless Telecommunication Services (0.3%):
10,155	Clearwire Corp., Class A*	32,902
8,829	MetroPCS Communications, Inc.*	96,236
4,968	NII Holdings, Inc.*	21,511
88,096	Sprint Nextel Corp.*	547,077
2,752	Telephone and Data Systems, Inc.	57,985
396	United States Cellular Corp.*	14,256

		769,967

Total Common Stocks (Cost $195,945,068)		244,744,994

Securities Held as Collateral for Securities on Loan (1.5%):
$3,720,992	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	3,720,992

Total Securities Held as Collateral for Securities on Loan (Cost $3,720,992)		3,720,992

Unaffiliated Investment Company (1.7%):
4,270,963	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	4,270,963

Total Unaffiliated Investment Company (Cost $4,270,963)		4,270,963

Total Investment Securities (Cost $203,937,023)(d) - 101.3%		252,736,949
Net other assets (liabilities) - (1.3)%		(3,241,965)

Net Assets - 100.0%		$249,494,984

Percentages indicated are based on net assets as of March 28, 2013.

NYS      New York Shares

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $3,653,203.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(c)	The rate represents the effective yield at March 28, 2013.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $214,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/21/13	62	$4,844,370	$82,645

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (2.3%):
55,972	Boeing Co. (The)	$4,805,196
27,325	General Dynamics Corp.	1,926,686
64,463	Honeywell International, Inc.	4,857,287
7,394	L-3 Communications Holdings, Inc.	598,322
22,021	Lockheed Martin Corp.	2,125,467
19,503	Northrop Grumman Corp.	1,368,135
12,045	Precision Castparts Corp.	2,283,973
26,759	Raytheon Co.	1,573,162
11,232	Rockwell Collins, Inc.	708,964
22,333	Textron, Inc.	665,747
69,358	United Technologies Corp.	6,480,118

		27,393,057

Air Freight & Logistics (0.7%):
13,246	C.H. Robinson Worldwide, Inc.	787,607
16,983	Expeditors International of Washington, Inc.	606,463
24,053	FedEx Corp.	2,362,005
58,812	United Parcel Service, Inc., Class B	5,051,950

		8,808,025

Airlines (0.1%):
59,882	Southwest Airlines Co.	807,209

Auto Components (0.3%):
9,511	BorgWarner, Inc.*	735,581
24,117	Delphi Automotive plc	1,070,795
20,183	Goodyear Tire & Rubber Co.*	254,508
56,282	Johnson Controls, Inc.	1,973,809

		4,034,693

Automobiles (0.4%):
322,586	Ford Motor Co.	4,242,006
18,596	Harley-Davidson, Inc.	991,167

		5,233,173

Beverages (2.3%):
13,186	Beam, Inc.	837,838
12,465	Brown-Forman Corp., Class B	890,001
315,227	Coca-Cola Co. (The)	12,747,781
21,583	Coca-Cola Enterprises, Inc.	796,844
12,536	Constellation Brands, Inc., Class A*	597,215
16,748	Dr Pepper Snapple Group, Inc.	786,319
12,836	Molson Coors Brewing Co., Class B	628,065
11,845	Monster Beverage Corp.*	565,480
126,886	PepsiCo, Inc.	10,037,952

		27,887,495

Biotechnology (1.8%):
16,055	Alexion Pharmaceuticals, Inc.*	1,479,308
61,555	Amgen, Inc.	6,310,003
19,436	Biogen Idec, Inc.*	3,749,399
34,440	Celgene Corp.*	3,991,940
125,209	Gilead Sciences, Inc.*	6,126,476

		21,657,126

Building Products (0.1%):
29,326	Masco Corp.	593,852

Capital Markets (2.0%):
16,735	Ameriprise Financial, Inc.	1,232,533
95,691	Bank of New York Mellon Corp. (The)	2,678,391
10,344	BlackRock, Inc., Class A +	2,657,167
90,393	Charles Schwab Corp. (The)	1,599,052

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
21,123	E*TRADE Financial Corp.*	$226,227
11,362	Franklin Resources, Inc.	1,713,503
35,988	Goldman Sachs Group, Inc. (The)	5,295,634
36,265	Invesco, Ltd.	1,050,234
9,439	Legg Mason, Inc. ^	303,464
112,913	Morgan Stanley	2,481,828
17,899	Northern Trust Corp.	976,569
37,576	State Street Corp.	2,220,366
21,302	T. Rowe Price Group, Inc.	1,594,881

		24,029,849

Chemicals (2.4%):
17,076	Air Products & Chemicals, Inc.	1,487,661
5,619	Airgas, Inc.	557,180
5,182	CF Industries Holdings, Inc.	986,497
99,053	Dow Chemical Co. (The)	3,153,848
76,841	E.I. du Pont de Nemours & Co.	3,777,504
12,662	Eastman Chemical Co.	884,694
21,833	Ecolab, Inc.	1,750,570
11,323	FMC Corp.	645,751
6,708	International Flavor & Fragrances, Inc.	514,302
31,229	LyondellBasell Industries NV, Class A	1,976,483
44,068	Monsanto Co.	4,654,903
22,757	Mosaic Co. (The)	1,356,545
11,748	PPG Industries, Inc.	1,573,527
24,360	Praxair, Inc.	2,717,114
7,059	Sherwin Williams Co.	1,192,195
9,906	Sigma Aldrich Corp.	769,498

		27,998,272

Commercial Banks (2.7%):
57,557	BB&T Corp.	1,806,714
15,435	Comerica, Inc.	554,888
71,988	Fifth Third Bancorp	1,174,124
20,019	First Horizon National Corp.	213,803
69,251	Huntington Bancshares, Inc.	511,765
75,983	KeyCorp	756,791
10,058	M&T Bank Corp.	1,037,583
43,461	PNC Financial Services Group, Inc.	2,890,157
116,245	Regions Financial Corp.	952,047
44,325	SunTrust Banks, Inc.	1,277,003
153,254	U.S. Bancorp	5,199,908
403,159	Wells Fargo & Co.	14,912,851
15,149	Zions Bancorp	378,574

		31,666,208

Commercial Services & Supplies (0.5%):
19,100	ADT Corp. (The)	934,754
8,233	Avery Dennison Corp.	354,595
8,619	Cintas Corp.	380,356
13,762	Iron Mountain, Inc.	499,698
16,560	Pitney Bowes, Inc. ^	246,082
24,454	Republic Services, Inc.	806,982
7,080	Stericycle, Inc.*	751,754
35,965	Waste Management, Inc.	1,410,189

		5,384,410

Communications Equipment (1.9%):
438,529	Cisco Systems, Inc.	9,169,641
6,464	F5 Networks, Inc.*	575,813
9,281	Harris Corp.	430,082
19,340	JDS Uniphase Corp.*	258,576

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
42,404	Juniper Networks, Inc.*	$786,170
22,698	Motorola Solutions, Inc.	1,453,353
112	Nortel Networks Corp.*	1
141,308	QUALCOMM, Inc.	9,460,570

		22,134,206

Computers & Peripherals (4.0%):
77,233	Apple, Inc.	34,185,643
120,113	Dell, Inc.	1,721,219
173,079	EMC Corp.*	4,134,857
160,602	Hewlett-Packard Co.	3,828,752
29,642	NetApp, Inc.*	1,012,571
19,891	SanDisk Corp.*	1,094,005
26,268	Seagate Technology plc	960,358
17,814	Western Digital Corp.	895,688

		47,833,093

Construction & Engineering (0.2%):
13,365	Fluor Corp.	886,501
10,721	Jacobs Engineering Group, Inc.*	602,949
17,538	Quanta Services, Inc.*	501,236

		1,990,686

Construction Materials (0.0%):
10,681	Vulcan Materials Co.	552,208

Consumer Finance (0.9%):
79,041	American Express Co.	5,332,105
47,887	Capital One Financial Corp.	2,631,391
40,744	Discover Financial Services	1,826,961
37,285	SLM Corp.	763,597

		10,554,054

Containers & Packaging (0.1%):
12,291	Ball Corp.	584,805
8,471	Bemis Co., Inc.	341,890
13,494	Owens-Illinois, Inc.*	359,615
16,005	Sealed Air Corp.	385,881

		1,672,191

Distributors (0.1%):
12,737	Genuine Parts Co.	993,486

Diversified Consumer Services (0.1%):
8,238	Apollo Group, Inc., Class A*^	143,259
22,313	H&R Block, Inc.	656,448

		799,707

Diversified Financial Services (3.6%):
889,915	Bank of America Corp.	10,839,165
249,923	Citigroup, Inc.	11,056,593
25,241	CME Group, Inc.	1,549,545
5,975	IntercontinentalExchange, Inc.*	974,343
314,791	JPMorgan Chase & Co.	14,939,980
24,125	Leucadia National Corp.	661,749
15,937	Moody’s Corp.	849,761
9,675	NASDAQ OMX Group, Inc. (The)	312,503
19,986	NYSE Euronext	772,259

		41,955,898

Diversified Telecommunication Services (2.6%):
451,658	AT&T, Inc.	16,571,332
51,471	CenturyLink, Inc.	1,808,176
82,103	Frontier Communications Corp. ^	326,770
235,079	Verizon Communications, Inc.	11,554,133
48,565	Windstream Corp. ^	386,092

		30,646,503

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.9%):
39,944	American Electric Power Co., Inc.	$1,942,477
57,954	Duke Energy Corp.	4,206,882
26,796	Edison International	1,348,375
14,647	Entergy Corp.	926,276
70,321	Exelon Corp.	2,424,668
34,396	FirstEnergy Corp.	1,451,511
34,861	NextEra Energy, Inc.	2,708,002
25,853	Northeast Utilities	1,123,571
18,922	Pepco Holdings, Inc.	404,931
9,027	Pinnacle West Capital Corp.	522,573
47,936	PPL Corp.	1,500,876
71,469	Southern Co. (The)	3,353,326

		21,913,468

Electrical Equipment (0.5%):
59,387	Emerson Electric Co.	3,317,952
11,498	Rockwell Automation, Inc.	992,852
8,133	Roper Industries, Inc.	1,035,412

		5,346,216

Electronic Equipment, Instruments & Components (0.4%):
13,134	Amphenol Corp., Class A	980,453
121,098	Corning, Inc.	1,614,236
11,923	FLIR Systems, Inc.	310,117
15,129	Jabil Circuit, Inc.	279,584
11,386	Molex, Inc. ^	333,382
34,564	TE Connectivity, Ltd.	1,449,269

		4,967,041

Energy Equipment & Services (1.8%):
36,337	Baker Hughes, Inc.	1,686,400
20,385	Cameron International Corp.*	1,329,102
5,717	Diamond Offshore Drilling, Inc.	397,675
19,118	Ensco plc, Class A , ADR	1,147,080
19,552	FMC Technologies, Inc.*	1,063,433
76,637	Halliburton Co.	3,096,901
8,740	Helmerich & Payne, Inc.	530,518
23,936	Nabors Industries, Ltd.	388,242
35,089	National-Oilwell Varco, Inc.	2,482,547
20,785	Noble Corp.	792,948
10,219	Rowan Cos. plc, Class A*	361,344
109,243	Schlumberger, Ltd.	8,181,208

		21,457,398

Food & Staples Retailing (2.3%):
35,829	Costco Wholesale Corp.	3,801,815
101,260	CVS Caremark Corp.	5,568,287
42,639	Kroger Co. (The)	1,413,056
19,706	Safeway, Inc.	519,253
48,195	Sysco Corp.	1,695,018
70,735	Walgreen Co.	3,372,645
137,565	Wal-Mart Stores, Inc.	10,293,990
14,176	Whole Foods Market, Inc.	1,229,768

		27,893,832

Food Products (1.9%):
54,166	Archer-Daniels-Midland Co.	1,827,019
14,740	Campbell Soup Co. ^	668,606
34,038	ConAgra Foods, Inc.	1,218,901
15,291	Dean Foods Co.*	277,226
53,179	General Mills, Inc.	2,622,257
26,372	H.J. Heinz Co.	1,905,904
12,348	Hershey Co.	1,080,820
11,057	Hormel Foods Corp.	456,875

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
8,821	J.M. Smucker Co. (The)	$874,690
20,537	Kellogg Co.	1,323,199
48,734	Kraft Foods Group, Inc., Class A	2,511,263
10,912	McCormick & Co.	802,578
16,656	Mead Johnson Nutrition Co.	1,290,007
146,256	Mondelez International, Inc., Class A	4,476,897
23,327	Tyson Foods, Inc., Class A	578,976

		21,915,218

Gas Utilities (0.1%):
9,695	AGL Resources, Inc.	406,705
16,855	ONEOK, Inc.	803,478

		1,210,183

Health Care Equipment & Supplies (1.7%):
44,900	Baxter International, Inc.	3,261,536
15,952	Becton, Dickinson & Co.	1,525,171
111,642	Boston Scientific Corp.*	871,924
6,256	C.R. Bard, Inc.	630,480
18,307	CareFusion Corp.*	640,562
38,823	Covidien plc	2,633,752
11,749	DENTSPLY International, Inc.	498,393
9,384	Edwards Lifesciences Corp.*	770,989
3,300	Intuitive Surgical, Inc.*	1,620,927
83,179	Medtronic, Inc.	3,906,086
23,265	St. Jude Medical, Inc.	940,837
23,784	Stryker Corp.	1,551,668
8,974	Varian Medical Systems, Inc.*	646,128
13,929	Zimmer Holdings, Inc.	1,047,739

		20,546,192

Health Care Providers & Services (1.8%):
26,976	Aetna, Inc.	1,379,013
18,931	AmerisourceBergen Corp.	974,000
28,034	Cardinal Health, Inc.	1,166,775
23,518	CIGNA Corp.	1,466,818
11,071	Coventry Health Care, Inc.	520,669
6,941	DaVita, Inc.*	823,133
67,318	Express Scripts Holding Co.*	3,880,883
13,024	Humana, Inc.	900,089
7,657	Laboratory Corp. of America Holdings*	690,661
19,154	McKesson, Inc.	2,067,866
6,880	Patterson Companies, Inc.	261,715
13,013	Quest Diagnostics, Inc.	734,584
8,577	Tenet Healthcare Corp.*	408,094
84,295	UnitedHealth Group, Inc.	4,822,517
25,005	WellPoint, Inc.	1,656,081

		21,752,898

Health Care Technology (0.1%):
12,039	Cerner Corp.*	1,140,695

Hotels, Restaurants & Leisure (1.8%):
36,536	Carnival Corp.	1,253,185
2,552	Chipotle Mexican Grill, Inc.*	831,620
10,639	Darden Restaurants, Inc.	549,824
21,746	International Game Technology	358,809
20,037	Marriott International, Inc., Class A	846,163
82,475	McDonald’s Corp.	8,221,932
61,626	Starbucks Corp.	3,510,217
15,932	Starwood Hotels & Resorts Worldwide, Inc.	1,015,346
11,238	Wyndham Worldwide Corp.	724,626

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,561	Wynn Resorts, Ltd.	$821,175
37,070	Yum! Brands, Inc.	2,666,816

		20,799,713

Household Durables (0.3%):
22,992	D.R. Horton, Inc.	558,706
9,008	Garmin, Ltd.	297,624
5,587	Harman International Industries, Inc.	249,348
11,742	Leggett & Platt, Inc.	396,645
13,579	Lennar Corp. ^	563,257
23,555	Newell Rubbermaid, Inc.	614,786
27,980	PulteGroup, Inc.*	566,315
6,460	Whirlpool Corp.	765,251

		4,011,932

Household Products (2.2%):
10,771	Clorox Co. (The)	953,557
36,158	Colgate-Palmolive Co.	4,267,729
31,880	Kimberly-Clark Corp.	3,123,602
224,665	Procter & Gamble Co. (The)	17,312,685

		25,657,573

Independent Power Producers & Energy Traders (0.1%):
50,908	AES Corp. (The)	639,914
26,579	NRG Energy, Inc.	704,077

		1,343,991

Industrial Conglomerates (2.4%):
52,208	3M Co.	5,550,232
47,686	Danaher Corp.	2,963,685
855,208	General Electric Co.	19,772,409
38,328	Tyco International, Ltd.	1,226,496

		29,512,822

Insurance (4.0%):
27,907	ACE, Ltd.	2,482,886
38,469	AFLAC, Inc.	2,001,157
39,268	Allstate Corp. (The)	1,926,881
121,420	American International Group, Inc.*	4,713,524
25,625	Aon plc	1,575,938
6,482	Assurant, Inc.	291,755
150,010	Berkshire Hathaway, Inc., Class B*	15,631,043
21,464	Chubb Corp. (The)	1,878,744
12,082	Cincinnati Financial Corp.	570,150
40,523	Genworth Financial, Inc.*	405,230
35,908	Hartford Financial Services Group, Inc. (The)	926,426
22,327	Lincoln National Corp.	728,083
25,462	Loews Corp.	1,122,110
45,101	Marsh & McLennan Cos., Inc.	1,712,485
89,943	MetLife, Inc.	3,419,633
22,683	Principal Financial Group, Inc.	771,902
45,696	Progressive Corp. (The)	1,154,738
38,244	Prudential Financial, Inc.	2,256,014
7,703	Torchmark Corp.	460,639
31,085	Travelers Cos., Inc. (The)	2,617,046
22,190	UnumProvident Corp.	626,868
24,259	XL Group plc	735,048

		48,008,300

Internet & Catalog Retail (1.1%):
29,908	Amazon.com, Inc.*	7,970,183
7,683	Expedia, Inc.	461,057
4,605	Netflix, Inc.*	872,233

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
4,102	Priceline.com, Inc.*	$2,821,889
9,050	TripAdvisor, Inc.*	475,306

		12,600,668

Internet Software & Services (2.2%):
14,630	Akamai Technologies, Inc.*	516,293
95,969	eBay, Inc.*	5,203,439
21,962	Google, Inc., Class A*	17,438,487
12,547	VeriSign, Inc.*	593,222
79,707	Yahoo!, Inc.*	1,875,506

		25,626,947

IT Services (3.8%):
52,993	Accenture plc, Class A	4,025,878
39,890	Automatic Data Processing, Inc.	2,593,648
24,820	Cognizant Technology Solutions Corp., Class A*	1,901,460
12,623	Computer Sciences Corp.	621,430
24,114	Fidelity National Information Services, Inc.	955,397
10,980	Fiserv, Inc.*	964,373
86,163	International Business Machines Corp.	18,378,568
8,684	MasterCard, Inc., Class A	4,699,173
26,623	Paychex, Inc. ^	933,669
23,337	SAIC, Inc. ^	316,216
13,636	Teradata Corp.*	797,842
13,215	Total System Services, Inc.	327,468
42,414	Visa, Inc., Class A	7,203,594
46,778	Western Union Co.	703,541

		44,422,257

Leisure Equipment & Products (0.1%):
9,424	Hasbro, Inc.	414,091
28,334	Mattel, Inc.	1,240,745

		1,654,836

Life Sciences Tools & Services (0.5%):
28,536	Agilent Technologies, Inc.	1,197,656
14,151	Life Technologies Corp.*	914,579
9,354	PerkinElmer, Inc.	314,669
29,413	Thermo Fisher Scientific, Inc.	2,249,800
7,064	Waters Corp.*	663,380

		5,340,084

Machinery (1.9%):
53,875	Caterpillar, Inc.	4,685,508
14,521	Cummins, Inc.	1,681,677
32,039	Deere & Co.	2,754,713
14,367	Dover Corp.	1,047,067
38,746	Eaton Corp. plc	2,373,193
3,958	Flowserve Corp.	663,796
34,158	Illinois Tool Works, Inc.	2,081,589
22,667	Ingersoll-Rand plc	1,246,912
8,735	Joy Global, Inc.	519,907
29,071	PACCAR, Inc.	1,469,830
9,137	Pall Corp.	624,697
12,268	Parker Hannifin Corp.	1,123,503
16,954	Pentair, Ltd., Registered Shares	894,324
4,793	Snap-On, Inc.	396,381
13,180	Stanley Black & Decker, Inc.	1,067,185
15,311	Xylem, Inc.	421,971

		23,052,253

Media (3.6%):
17,640	Cablevision Systems Corp., Class A	263,894

Shares		Fair Value
Common Stocks, continued
Media, continued
48,123	CBS Corp., Class B	$2,246,863
217,085	Comcast Corp., Class A	9,119,740
47,136	DIRECTV, Inc., Class A*	2,668,369
20,171	Discovery Communications, Inc., Class A*	1,588,265
18,899	Gannett Co., Inc.	413,321
34,042	Interpublic Group of Cos., Inc. (The)	443,567
23,094	McGraw-Hill Cos., Inc. (The)	1,202,736
164,467	News Corp., Class A	5,019,533
21,499	Omnicom Group, Inc.	1,266,291
7,078	Scripps Networks Interactive, Class A	455,399
24,305	Time Warner Cable, Inc.	2,334,738
76,882	Time Warner, Inc.	4,429,941
37,452	Viacom, Inc., Class B	2,305,920
148,488	Walt Disney Co. (The)	8,434,118
372	Washington Post Co. (The), Class B ^	166,284

		42,358,979

Metals & Mining (0.6%):
87,947	Alcoa, Inc.	749,308
8,839	Allegheny Technologies, Inc.	280,285
12,461	Cliffs Natural Resources, Inc. ^	236,884
78,094	Freeport-McMoRan Copper & Gold, Inc.	2,584,911
40,854	Newmont Mining Corp.	1,711,374
26,128	Nucor Corp.	1,205,807
11,866	United States Steel Corp. ^	231,387

		6,999,956

Multiline Retail (0.8%):
24,868	Dollar General Corp.*	1,257,823
18,687	Dollar Tree, Inc.*	905,011
7,905	Family Dollar Stores, Inc.	466,790
11,721	J.C. Penney Co., Inc. ^	177,104
17,404	Kohl’s Corp.	802,847
32,510	Macy’s, Inc.	1,360,219
12,314	Nordstrom, Inc.	680,102
53,525	Target Corp.	3,663,787

		9,313,683

Multi-Utilities (1.3%):
19,956	Ameren Corp.	698,859
35,174	CenterPoint Energy, Inc.	842,769
21,782	CMS Energy Corp.	608,589
24,088	Consolidated Edison, Inc.	1,470,091
47,399	Dominion Resources, Inc.	2,757,674
14,191	DTE Energy Co.	969,813
6,448	Integrys Energy Group, Inc.	375,016
25,594	NiSource, Inc.	750,928
36,076	PG&E Corp.	1,606,464
41,613	Public Service Enterprise Group, Inc.	1,428,990
10,891	SCANA Corp.	557,184
18,609	Sempra Energy	1,487,603
16,796	TECO Energy, Inc.	299,305
18,835	Wisconsin Energy Corp.	807,833
40,159	Xcel Energy, Inc.	1,192,722

		15,853,840

Office Electronics (0.1%):
100,655	Xerox Corp.	865,633

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (8.8%):
41,169	Anadarko Petroleum Corp.	$3,600,229
32,220	Apache Corp.	2,486,095
17,307	Cabot Oil & Gas Corp.	1,170,126
42,825	Chesapeake Energy Corp. ^	874,058
159,778	Chevron Corp.	18,984,822
100,421	ConocoPhillips	6,035,302
18,763	CONSOL Energy, Inc.	631,375
30,716	Denbury Resources, Inc.*	572,853
31,054	Devon Energy Corp.	1,752,067
22,350	EOG Resources, Inc.	2,862,365
12,382	EQT Corp.	838,881
368,495	Exxon Mobil Corp.	33,205,084
24,437	Hess Corp.	1,749,934
51,959	Kinder Morgan, Inc.	2,009,774
58,206	Marathon Oil Corp.	1,962,706
27,259	Marathon Petroleum Corp.	2,442,406
14,897	Murphy Oil Corp.	949,386
11,121	Newfield Exploration Co.*	249,333
14,769	Noble Energy, Inc.	1,708,183
66,250	Occidental Petroleum Corp.	5,192,013
22,176	Peabody Energy Corp.	469,022
51,116	Phillips 66	3,576,587
10,886	Pioneer Natural Resources Co.	1,352,586
14,685	QEP Resources, Inc.	467,570
13,393	Range Resources Corp.	1,085,369
28,871	Southwestern Energy Co.*	1,075,733
54,951	Spectra Energy Corp.	1,689,743
11,302	Tesoro Corp.	661,732
45,476	Valero Energy Corp.	2,068,703
56,053	Williams Cos., Inc. (The)	2,099,745
16,460	WPX Energy, Inc.*	263,689

		104,087,471

Paper & Forest Products (0.2%):
36,287	International Paper Co.	1,690,249
14,448	MeadWestvaco Corp.	524,462

		2,214,711

Personal Products (0.2%):
35,553	Avon Products, Inc.	737,014
19,716	Estee Lauder Co., Inc. (The), Class A	1,262,415

		1,999,429

Pharmaceuticals (6.3%):
129,181	Abbott Laboratories	4,562,673
130,002	Abbvie, Inc.	5,301,482
10,514	Actavis, Inc.*	968,445
25,295	Allergan, Inc.	2,823,681
134,665	Bristol-Myers Squibb Co.	5,546,851
82,104	Eli Lilly & Co.	4,662,686
19,273	Forest Laboratories, Inc.*	733,145
13,604	Hospira, Inc.*	446,619
229,902	Johnson & Johnson Co.	18,743,910
248,575	Merck & Co., Inc.	10,994,472
32,532	Mylan, Inc.*	941,476
7,266	Perrigo Co.	862,692
591,266	Pfizer, Inc.	17,063,937

		73,652,069

Professional Services (0.1%):
3,362	Dun & Bradstreet Corp. ^	281,231
9,907	Equifax, Inc.	570,544

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
11,477	Robert Half International, Inc.	$430,732

		1,282,507

Real Estate Investment Trusts (REITs) (2.1%):
32,495	American Tower Corp.	2,499,516
11,993	Apartment Investment & Management Co., Class A	367,705
9,358	AvalonBay Communities, Inc.	1,185,378
12,472	Boston Properties, Inc.	1,260,420
26,346	Equity Residential Property Trust	1,450,611
37,288	HCP, Inc.	1,859,180
21,453	Health Care REIT, Inc.	1,456,873
59,767	Host Hotels & Resorts, Inc.	1,045,325
33,546	Kimco Realty Corp.	751,430
13,351	Plum Creek Timber Co., Inc.	696,922
38,064	Prologis, Inc.	1,521,799
11,864	Public Storage, Inc.	1,807,124
25,798	Simon Property Group, Inc.	4,090,532
24,011	Ventas, Inc.	1,757,605
13,932	Vornado Realty Trust	1,165,272
44,848	Weyerhaeuser Co.	1,407,330

		24,323,022

Real Estate Management & Development (0.1%):
25,019	CBRE Group, Inc.*	631,730

Road & Rail (0.8%):
83,956	CSX Corp.	2,067,836
25,867	Norfolk Southern Corp.	1,993,828
4,234	Ryder System, Inc.	252,982
38,598	Union Pacific Corp.	5,496,741

		9,811,387

Semiconductors & Semiconductor Equipment (1.9%):
49,920	Advanced Micro Devices, Inc.*	127,296
26,298	Altera Corp.	932,790
25,166	Analog Devices, Inc.	1,169,967
98,698	Applied Materials, Inc.	1,330,449
43,054	Broadcom Corp., Class A	1,492,682
4,946	First Solar, Inc.*^	133,344
406,785	Intel Corp.	8,888,253
13,665	KLA-Tencor Corp.	720,692
13,352	Lam Research Corp.*	553,574
19,127	Linear Technology Corp.	733,903
45,214	LSI Corp.*	306,551
16,068	Microchip Technology, Inc. ^	590,660
84,037	Micron Technology, Inc.*	838,689
51,391	NVIDIA Corp.	658,833
15,652	Teradyne, Inc.*	253,875
90,863	Texas Instruments, Inc.	3,223,819
21,512	Xilinx, Inc.	821,113

		22,776,490

Software (3.3%):
41,023	Adobe Systems, Inc.*	1,784,911
18,480	Autodesk, Inc.*	762,115
10,812	BMC Software, Inc.*	500,920
27,373	CA, Inc.	688,978
15,331	Citrix Systems, Inc.*	1,106,285
24,680	Electronic Arts, Inc.*	436,836
22,914	Intuit, Inc.	1,504,304
620,015	Microsoft Corp.	17,738,629
303,711	Oracle Corp.	9,822,014
15,889	Red Hat, Inc.*	803,348
11,081	Salesforce.com, Inc.*	1,981,615

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
56,682	Symantec Corp.*	$1,398,912

		38,528,867

Specialty Retail (2.1%):
6,544	Abercrombie & Fitch Co., Class A	302,333
3,184	AutoNation, Inc.*	139,300
2,988	AutoZone, Inc.*	1,185,549
18,599	Bed Bath & Beyond, Inc.*	1,198,148
21,874	Best Buy Co., Inc.	484,509
18,766	CarMax, Inc.*	782,542
9,966	GameStop Corp., Class A ^	278,749
24,447	Gap, Inc. (The)	865,424
122,971	Home Depot, Inc. (The)	8,580,915
19,685	L Brands, Inc.	879,132
91,292	Lowe’s Cos., Inc.	3,461,792
9,154	O’Reilly Automotive, Inc.*	938,743
8,839	PetSmart, Inc.	548,902
18,290	Ross Stores, Inc.	1,108,740
55,424	Staples, Inc. ^	744,344
9,801	Tiffany & Co. ^	681,562
59,978	TJX Cos., Inc. (The)	2,803,972
9,000	Urban Outfitters, Inc.*	348,660

		25,333,316

Textiles, Apparel & Luxury Goods (0.7%):
23,093	Coach, Inc.	1,154,419
4,393	Fossil, Inc.*	424,364
59,671	Nike, Inc., Class B	3,521,185
6,424	PVH Corp.	686,147
4,999	Ralph Lauren Corp.	846,381
7,253	V.F. Corp.	1,216,691

		7,849,187

Thrifts & Mortgage Finance (0.1%):
39,097	Hudson City Bancorp, Inc.	337,798
27,854	People’s United Financial, Inc.	374,358

		712,156

Tobacco (1.8%):
165,301	Altria Group, Inc.	5,684,701
31,201	Lorillard, Inc.	1,258,960
135,523	Philip Morris International, Inc.	12,564,338
26,463	Reynolds American, Inc.	1,177,339

		20,685,338

Trading Companies & Distributors (0.2%):
22,201	Fastenal Co.	1,140,021
4,917	W.W. Grainger, Inc.	1,106,227

		2,246,248

Wireless Telecommunication Services (0.3%):
24,111	Crown Castle International Corp.*	1,679,090
26,324	MetroPCS Communications, Inc.*	286,932
247,621	Sprint Nextel Corp.*	1,537,726

		3,503,748

Total Common Stocks (Cost $820,616,165)		1,149,829,685

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.6%):
$6,975,927	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$6,975,927

Total Securities Held as Collateral for Securities on Loan (Cost $6,975,927)		6,975,927

Unaffiliated Investment Company (2.5%):
29,701,219	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	29,701,219

Total Unaffiliated Investment Company (Cost $29,701,219)		29,701,219

Total Investment Securities (Cost $857,293,311)(c) - 100.5% (c)		1,186,506,831
Net other assets (liabilities) - (0.5)%		(6,003,776)

Net Assets - 100.0%		$1,180,503,055

Percentages indicated are based on net assets as of March 28, 2013.

ADR American	Depositary Receipt

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $6,861,701.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(b)	The rate represents the effective yield at March 28, 2013.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/21/13	399	$31,175,865	$573,960

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Auto Components (0.4%):
29,620	Hankook Tire Co., Ltd.	$1,281,802

Automobiles (3.8%):
1,330,000	Brilliance China Automotive Holdings, Ltd.*	1,568,419
34,925	Hyundai Motor Co.	7,033,143
85,701	Mahindra & Mahindra, Ltd.	1,360,068
422,740	Tata Motors, Ltd.	2,058,741

		12,020,371

Beverages (2.8%):
42,300	Anadolu Efes Biracilik ve Malt Sanayii AS	678,268
77,393	Companhia de Bebidas das Americas, Preferred Shares, ADR	3,276,046
44,348	Fomento Economico Mexicano SAB de C.V., ADR	5,033,498

		8,987,812

Chemicals (3.0%):
527,440	Alfa SAB de C.V., Class A	1,291,561
21,361	LG Chem, Ltd.	5,111,061
414,692	Mexichem SAB de C.V.	2,229,192
419,200	PTT Global Chemical pcl	998,831

		9,630,645

Commercial Banks (24.6%):
230,343	Banco Bradesco SA, ADR^	3,920,443
613,400	Bangkok Bank Public Co., Ltd.	4,745,529
2,588,000	Bank of China, Ltd.	1,204,731
10,385,832	China Construction Bank	8,506,536
843,300	CIMB Group Holdings Berhad	2,084,846
394,862	Commercial International Bank Egypt SAE	1,777,262
94,100	DGB Financial Group, Inc.	1,421,493
416,493	Grupo Financiero Banorte SA de C.V.	3,331,888
82,370	Hana Financial Holdings	2,916,045
318,302	HDFC Bank, Ltd.	3,667,116
178,362	ICICI Bank, Ltd.	3,441,682
8,908	ICICI Bank, Ltd., ADR	382,153
5,938,385	Industrial & Commercial Bank of China	4,173,078
336,443	Itau Unibanco Banco Multiplo SA, ADR	5,988,685
827,900	Kasikornbank Public Co., Ltd.	5,896,969
4,341	Komercni Banka AS	829,527
132,031	Powszechna Kasa Oszczednosci Bank Polski SA	1,403,346
2,171,500	PT Bank Mandiri Tbk	2,237,227
444,000	Public Bank Berhad	2,330,521
2,046,664	Sberbank of Russia	6,475,748
85,489	Sberbank of Russia, GDR*(a)	1,084,684
52,800	Shinhan Financial Group Co., Ltd.	1,896,945
100,051	Standard Bank Group, Ltd.	1,289,541
495,167	Turkiye Garanti Bankasi AS	2,627,305
347,005	Turkiye Halk Bankasi AS	3,713,119
635,524	Turkiye Is Bankasi AS, Class C	2,418,017

		79,764,436

Communications Equipment (0.6%):
374,000	AAC Technologies Holdings, Inc.	1,802,468

Computers & Peripherals (0.7%):
197,565	Asustek Computer, Inc.	2,353,678

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.0%):
41,126	Hyundai Engineering & Construction Co., Ltd.	$2,463,483
18,559	OCI NV*	594,550

		3,058,033

Construction Materials (1.1%):
43,897	Cementos Argos SA	209,262
869,500	PT Semen Gresik (Persero) Tbk	1,584,214
1,283,427	Taiwan Cement Corp.	1,583,183

		3,376,659

Distributors (0.2%):
753,000	Dah Chong Hong Holdings, Ltd. ^	713,584
Diversified Banks (0.7%):
16,675	Sberbank of Russia, ADR	214,201
611,647	Turkiye Vakiflar Bankasi T.A.O., Class D	1,961,881

		2,176,082

Diversified Financial Services (0.7%):
29,770	Ayala Corp.	412,486
311,596	Haci Omer Sabanci Holding AS	1,843,258

		2,255,744

Electrical Equipment (0.2%):
189,000	Zhuzhou CSR Times Electric Co., Ltd. ^	538,125

Electronic Equipment, Instruments & Components (1.2%):
1,319,741	Hon Hai Precision Industry Co., Ltd.	3,664,613
25,938	Hon Hai Precision Industry Co., Ltd., GDR	144,633
7,573	Hon Hai Precision Industry Co., Ltd., GDR	41,889

		3,851,135

Food & Staples Retailing (2.0%):
830,200	CP ALL pcl	1,299,837
12,887	Magnit OJSC, Registered Shares, GDR	583,066
11,537	Magnit OJSC	2,156,034
93,921	Raia Drogasil SA	1,001,979
59,201	Shoprite Holdings, Ltd.	1,178,514

		6,219,430

Food Products (1.2%):
44,690	BRF-Brasil Foods SA	990,923
60,149	BRF-Brasil Foods SA, ADR	1,329,895
4,806	CJ CheilJedang Corp.	1,477,799

		3,798,617

Health Care Equipment & Supplies (0.5%):
37,500	Mindray Medical International, Ltd., ADR^	1,497,750

Hotels, Restaurants & Leisure (0.6%):
578,600	Genting Berhard	1,878,138

Household Products (1.2%):
6,837	LG Household & Health Care, Ltd.	3,761,860

Independent Power Producers & Energy Traders (1.2%):
1,266,000	China Resources Power Holdings Co.	3,795,194

Industrial Conglomerates (1.8%):
45,717	Industries Qatar Q.S.C.	2,019,904

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
854,700	Sime Darby Berhad	$2,558,375
50,700	SM Investments Corp.	1,385,949

		5,964,228

Insurance (3.3%):
760,000	AIA Group, Ltd.	3,331,310
1,815,000	Cathay Financial Holding Co., Ltd.	2,503,132
112,000	China Life Insurance Co., Ltd.	291,821
1,000,200	China Pacific Insurance Group Co., Ltd., Class H	3,303,527
9,848	Powszechny Zaklad Ubezpieczen SA	1,223,981

		10,653,771

Internet Software & Services (1.8%):
2,801	Mail.ru Group, Ltd., Registered Shares, GDR	77,571
44,576	Mail.ru Group, Ltd., GDR	1,234,496
151,000	Tencent Holdings, Ltd.	4,808,925

		6,120,992

IT Services (0.6%):
62,634	Tata Consultancy Services, Ltd.	1,816,577

Machinery (0.9%):
116,578	Iochpe-Maxion SA	1,531,673
427,799	Weichai Power Co., Ltd., Class H ^	1,429,890

		2,961,563

Media (1.6%):
83,170	Cheil Worldwide, Inc.*	1,800,943
236,518	Cyfrowy Polsat SA*	1,236,758
33,423	Naspers, Ltd.	2,084,400

		5,122,101

Metals & Mining (3.4%):
167,100	Gerdau SA, ADR	1,288,341
670,700	Grupo Mexico SAB de C.V., Series B	2,715,448
28,123	Impala Platinum Holdings, Ltd.	414,531
12,534	KGHM Polska Miedz SA	608,925
69,049	Polymetal International plc	912,191
46,584	Southern Copper Corp.	1,750,161
210,900	Vale SA, ADR^	3,646,461

		11,336,058

Multiline Retail (1.8%):
76,300	Almacenes Exito SA	1,379,671
18,082	Hyundai Department Store Co., Ltd.	2,655,947
53,200	Lojas Renner SA	1,982,095

		6,017,713

Oil, Gas & Consumable Fuels (12.3%):
4,686,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	5,490,387
2,460,000	CNOOC, Ltd.	4,715,129
36,600	Ecopetrol SA, ADR^	1,995,433
121,860	LUKOIL, ADR	7,859,970
3,450	LUKOIL, ADR	222,491
2,522	Novatek OAO, GDR	271,471
7,728	NovaTek OAO, Registered Shares, GDR	831,850
524,132	OAO Gazprom, GDR	4,455,122
368,000	PetroChina Co., Ltd.	484,104
47,704	Petroleo Brasileiro SA, ADR	865,828
24,101	Petroleo Brasileiro SA, ADR	399,354
295,900	PTT pcl	3,283,233

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
48,823	Reliance Industries, Ltd.	$695,921
29,664	Sasol, Ltd.	1,315,960
17,626	SK Energy Co., Ltd.	2,587,639
192,000	Thai Oil Public Co., Ltd.	420,559
36,600	Ultrapar Participacoes SA, ADR^	928,908
93,742	Ultrapar Participacoes SA	2,377,427

		39,200,786

Personal Products (0.8%):
282,000	Hengan International Group Co., Ltd.	2,763,354

Pharmaceuticals (0.8%):
180,313	Lupin, Ltd.	2,084,018
4,985	Richter Gedeon Nyrt.	697,819

		2,781,837

Real Estate Management & Development (3.1%):
2,266,100	Ayala Land, Inc.	1,813,928
198,900	BR Malls Participacoes SA	2,490,188
182,614	BR Properties SA	2,032,259
1,348,000	China Overseas Land & Investment, Ltd.	3,731,335

		10,067,710

Semiconductors & Semiconductor Equipment (11.0%):
208,000	MediaTek, Inc.	2,370,766
342,000	Radiant Opto-Electronics Corp.	1,356,793
15,027	Samsung Electronics Co., Ltd.	20,472,347
107,380	SK Hynix, Inc.*	2,843,538
2,365,110	Taiwan Semiconductor Manufacturing Co., Ltd.	7,902,204

		34,945,648

Specialty Retail (0.9%):
365,000	Belle International Holdings, Ltd.	609,084
96,326	Cia. Hering	1,723,854
45,626	Mr. Price Group, Ltd.	581,109

		2,914,047

Transportation Infrastructure (1.0%):
321,856	Companhia de Concessoes Rodoviarias	3,288,667

Wireless Telecommunication Services (6.1%):
344,400	Advanced Info Service pcl	2,782,195
133,827	America Movil SAB de C.V., Series L, ADR	2,805,014
1,220,400	Axiata Group Berhad	2,613,273
369,500	China Mobile, Ltd.	3,914,764
81,400	Mobile TeleSystems, ADR	1,688,237
169,595	Mobile TeleSystems OJSC	1,492,436
7,541	SK Telecom Co., Ltd.	1,226,766
438,295	Turkcell Iletisim Hizmetleri AS*	2,935,035

		19,457,720

Total Common Stocks (Cost $254,142,485)		318,174,335

Preferred Stock (0.6%):
Metals & Mining (0.6%):
114,400	Vale SA, Preferred Shares , ADR	1,891,032

Total Preferred Stock (Cost $1,046,760)		1,891,032

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.7%):
$5,580,269	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	$5,580,269

Total Securities Held as Collateral for Securities on Loan (Cost $5,580,269)		5,580,269

Unaffiliated Investment Company (0.5%):
1,674,615	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,674,615

Total Unaffiliated Investment Company (Cost $1,674,615)		1,674,615

Total Investment Securities (Cost $262,444,129)(d) - 101.7% (d)		327,320,251
Net other assets (liabilities) - (1.7)%		(5,562,450)

Net Assets - 100.0%		$321,757,801

Percentages indicated are based on net assets as of March 28, 2013.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $5,423,829.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.34% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(c)	The rate represents the effective yield at March 28, 2013.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Belize	0.6%
Brazil	11.6%
British Virgin Islands	0.4%
Cayman Islands	1.9%
China	5.0%
Colombia	1.1%
Czech Republic	0.3%
Egypt	0.5%
Hong Kong	10.0%
Hungary	0.2%
India	4.7%
Indonesia	1.2%
Malaysia	3.5%
Mexico	5.3%
Netherlands	0.2%
Philippines	1.1%
Poland	1.4%
Qatar	0.6%
Republic of Korea (South)	18.1%
Russian Federation	8.7%
South Africa	2.1%
Switzerland	1.0%
Taiwan	6.7%
Thailand	5.9%
Turkey	4.9%
United States	3.0%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (2.0%):
20,728	AAR Corp.	$381,188
9,990	Aerovironment, Inc.*	181,119
4,259	American Science & Engineering, Inc.	259,756
8,401	Cubic Corp.	358,891
24,356	Curtiss-Wright Corp.	845,153
8,695	Engility Holdings, Inc.*	208,506
31,681	Gencorp, Inc.*^	421,357
23,650	Moog, Inc., Class A*	1,083,880
2,563	National Presto Industries, Inc.	206,322
31,150	Orbital Sciences Corp.*	519,894
19,454	Teledyne Technologies, Inc.*	1,525,971

		5,992,037

Air Freight & Logistics (0.6%):
13,784	Atlas Air Worldwide Holdings*	561,836
15,445	Forward Air Corp.	575,944
18,458	Hub Group, Inc., Class A*	709,895

		1,847,675

Airlines (0.4%):
8,007	Allegiant Travel Co.	710,862
27,024	SkyWest, Inc.	433,735

		1,144,597

Auto Components (0.5%):
14,109	Dorman Products, Inc.	524,996
9,849	Drew Industries, Inc.	357,617
16,299	Spartan Motors, Inc.	86,548
10,280	Standard Motor Products, Inc.	284,962
12,138	Superior Industries International, Inc.	226,738

		1,480,861

Automobiles (0.1%):
14,679	Winnebago Industries, Inc.*	302,975

Beverages (0.2%):
4,408	Boston Beer Co., Inc. (The), Class A*	703,693

Biotechnology (1.0%):
21,021	Acorda Therapeutics, Inc.*	673,303
31,083	ArQule, Inc.*	80,505
33,860	Cubist Pharmaceuticals, Inc.*	1,585,325
13,343	Emergent Biosolutions, Inc.*	186,535
23,826	Momenta Pharmaceuticals, Inc.*	317,839
27,385	Spectrum Pharmaceuticals, Inc. ^	204,292

		3,047,799

Building Products (1.4%):
20,256	A.O. Smith Corp.	1,490,233
9,767	AAON, Inc.	269,472
14,863	Apogee Enterprises, Inc.	430,284
15,225	Gibraltar Industries, Inc.*	277,856
23,886	Griffon Corp.	284,721
9,840	NCI Building Systems, Inc.*	170,921
19,338	Quanex Building Products Corp.	311,342
20,997	Simpson Manufacturing Co., Inc.	642,718
10,362	Universal Forest Products, Inc.	412,511

		4,290,058

Capital Markets (1.5%):
10,753	Calamos Asset Management, Inc., Class A	126,563
21,892	Financial Engines, Inc.	792,928
17,083	HFF, Inc., Class A	340,464

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
19,890	Investment Technology Group, Inc.*	$219,586
8,520	Piper Jaffray Cos., Inc.*	292,236
102,398	Prospect Capital Corp. ^	1,117,162
30,600	Stifel Financial Corp.*	1,060,902
14,951	SWS Group, Inc.*	90,454
3,023	Virtus Investment Partners, Inc.*	563,124

		4,603,419

Chemicals (2.8%):
15,339	A. Schulman, Inc.	484,099
12,631	American Vanguard Corp.	385,751
15,436	Balchem Corp.	678,257
28,150	Calgon Carbon Corp.*	509,515
26,038	H.B. Fuller Co.	1,017,566
4,808	Hawkins, Inc.	192,080
11,370	Innophos Holdings, Inc.	620,347
10,775	Koppers Holdings, Inc.	473,885
16,899	Kraton Performance Polymers, Inc.*	395,437
9,852	LSB Industries, Inc.*	342,653
16,955	OM Group, Inc.*	398,103
51,780	PolyOne Corp.	1,263,949
6,809	Quaker Chemical Corp.	401,867
9,167	Stepan Co.	578,438
12,522	Tredegar Corp.	368,648
11,740	Zep, Inc.	176,217

		8,286,812

Commercial Banks (6.5%):
15,675	Bank of the Ozarks, Inc.	695,186
9,157	Banner Corp.	291,467
41,093	BBCN Bancorp, Inc.	536,675
41,062	Boston Private Financial Holdings, Inc.	405,693
8,170	City Holding Co. ^	325,084
27,375	Columbia Banking System, Inc. ^	601,703
20,722	Community Bank System, Inc.	613,993
46,100	CVB Financial Corp.	519,547
72,948	F.N.B. Corp.	882,671
36,737	First Bancorp*^	228,872
53,734	First Commonwealth Financial Corp.	400,856
30,230	First Financial Bancorp	485,192
15,604	First Financial Bankshares, Inc. ^	758,354
39,184	First Midwest Bancorp, Inc.	520,364
37,514	Glacier Bancorp, Inc.	712,016
16,498	Hanmi Financial Corp.*	263,968
12,020	Home Bancshares, Inc.	452,793
11,900	Independent Bank Corp.	387,821
28,571	MB Financial, Inc.	690,561
61,524	National Penn Bancshares, Inc.	657,692
23,021	NBT Bancorp, Inc.	509,915
52,805	Old National Bancorp	726,069
16,757	PacWest Bancorp ^	487,796
17,078	Pinnacle Financial Partners, Inc.*	398,942
31,107	PrivateBancorp, Inc.	588,233
15,577	S & T Bancorp, Inc.	288,798
8,624	Simmons First National Corp., Class A	218,360
16,233	Sterling Bancorp	164,927
97,370	Susquehanna Bancshares, Inc.	1,210,308
21,242	Texas Capital Bancshares, Inc.*	859,238

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
6,021	Tompkins Financial Corp.	$254,568
16,916	UMB Financial Corp.	830,067
58,389	Umpqua Holdings Corp.	774,238
15,971	United Bankshares, Inc. ^	424,988
24,193	United Community Banks, Inc.*	274,349
32,510	Wilshire Bancorp, Inc.*	220,418
19,291	Wintrust Financial Corp.	714,539

		19,376,261

Commercial Services & Supplies (3.2%):
26,401	ABM Industries, Inc.	587,158
4,293	Consolidated Graphics, Inc.*	167,856
11,294	Encore Capital Group, Inc.*^	339,949
10,013	G & K Services, Inc., Class A	455,692
37,228	Geo Group, Inc. (The)	1,400,518
35,600	Healthcare Services Group, Inc.	912,428
17,111	Higher One Holdings, Inc.*	152,117
29,900	Interface, Inc.	574,678
19,948	Mobile Mini, Inc.*	587,070
8,814	Portfolio Recovery Associates, Inc.*	1,118,673
20,414	Sykes Enterprises, Inc.*	325,807
33,652	Tetra Tech, Inc.*	1,026,049
7,807	UniFirst Corp.	706,534
21,054	United Stationers, Inc.	813,737
10,613	Viad Corp.	293,556

		9,461,822

Communications Equipment (1.5%):
59,715	Arris Group, Inc.*	1,025,306
5,564	Bel Fuse, Inc., Class B	86,854
8,520	Black Box Corp.	185,821
9,056	Comtech Telecommunications Corp.	219,880
13,580	Digi International, Inc.*	121,269
60,160	Harmonic, Inc.*	348,326
27,839	Ixia*	602,436
20,033	NETGEAR, Inc.*	671,306
9,876	Oplink Communications, Inc.*	161,966
8,975	PC-Tel, Inc.	63,723
10,240	Procera Networks, Inc.*	121,754
21,546	Symmetricom, Inc.*	97,819
21,145	ViaSat, Inc.*^	1,024,264

		4,730,724

Computers & Peripherals (1.1%):
41,301	3D Systems Corp.*^	1,331,543
16,047	Avid Technology, Inc.*	100,615
24,040	Electronics for Imaging, Inc.*	609,654
29,397	Intermec, Inc.*	288,973
12,441	Intevac, Inc.*	58,722
13,873	Super Micro Computer, Inc.*	156,626
16,774	Synaptics, Inc.*	682,534

		3,228,667

Construction & Engineering (0.9%):
20,268	Aegion Corp.*	469,204
19,534	Comfort Systems USA, Inc.	275,234
17,223	Dycom Industries, Inc.*	339,121
34,937	Emcor Group, Inc.	1,480,979
14,322	Orion Marine Group, Inc.*	142,361

		2,706,899

Construction Materials (0.9%):
24,458	Eagle Materials, Inc.	1,629,637

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
38,007	Headwaters, Inc.*	$414,276
10,858	Texas Industries, Inc.*^	685,248

		2,729,161

Consumer Finance (0.9%):
15,035	Cash America International, Inc.	788,886
24,822	EZCORP, Inc., Class A*	528,709
14,048	First Cash Financial Services, Inc.*	819,560
6,441	World Acceptance Corp.*^	553,089

		2,690,244

Containers & Packaging (0.1%):
16,075	Myers Industries, Inc.	224,407

Distributors (0.4%):
24,223	Pool Corp.	1,162,704
10,025	VOXX International Corp.*	107,368

		1,270,072

Diversified Consumer Services (0.9%):
9,300	American Public Education, Inc.*^	324,477
5,831	Capella Education Co.*	181,577
27,219	Career Education Corp.*	64,509
14,565	Coinstar, Inc.*^	850,887
40,376	Corinthian Colleges, Inc.*	84,790
32,671	Hillenbrand, Inc.	825,923
8,282	ITT Educational Services, Inc.*^	114,126
11,454	Lincoln Educational Services Corp.	67,120
11,102	Universal Technical Institute, Inc.	140,219

		2,653,628

Diversified Financial Services (0.5%):
21,392	Interactive Brokers Group, Inc., Class A	318,955
19,520	MarketAxess Holdings, Inc.	728,096
18,654	ViewPoint Financial Group	375,132

		1,422,183

Diversified Telecommunication Services (0.4%):
4,896	Atlantic Tele-Network, Inc.	237,505
15,392	Cbeyond, Inc.*	114,363
105,709	Cincinnati Bell, Inc.*	344,611
17,016	General Communication, Inc., Class A*	156,037
7,755	Lumos Networks Corp.	104,537

		957,053

Electric Utilities (1.2%):
18,528	ALLETE, Inc.	908,242
20,998	El Paso Electric Co.	706,583
26,535	UIL Holdings Corp.	1,050,521
21,594	UNS Energy Corp.	1,056,810

		3,722,156

Electrical Equipment (1.8%):
13,251	AZZ, Inc.	638,698
23,220	Belden CDT, Inc.	1,199,313
24,080	Brady Corp., Class A	807,402
9,740	Encore Wire Corp.	341,095
24,947	EnerSys*	1,137,084
20,182	Franklin Electric Co., Inc.	677,510
28,248	II-VI, Inc.*	481,346
4,744	Powell Industries, Inc.*	249,392
10,105	Vicor Corp.*	50,222

		5,582,062

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (4.0%):
7,344	Agilysys, Inc.*	$72,999
14,008	Anixter International, Inc.	979,440
7,492	Badger Meter, Inc.	400,972
28,812	Benchmark Electronics, Inc.*	519,192
21,267	Checkpoint Systems, Inc.*	277,747
20,910	Cognex Corp.	881,357
12,635	Coherent, Inc.	716,910
17,468	CTS Corp.	182,366
19,495	Daktronics, Inc.	204,698
9,821	DTS, Inc.*	163,323
13,109	Electro Scientific Industries, Inc.	144,854
8,887	FARO Technologies, Inc.*	385,607
20,097	FEI Co.	1,297,261
23,328	Insight Enterprises, Inc.*	481,023
11,491	Littlelfuse, Inc.	779,664
8,032	Measurement Specialties, Inc.*	319,433
16,941	Mercury Computer Systems, Inc.*	124,855
18,448	Methode Electronics, Inc.	237,610
8,217	MTS Systems Corp.	477,819
20,064	Newport Corp.*	339,483
9,837	OSI Systems, Inc.*	612,747
10,136	Park Electrochemical Corp.	256,846
18,155	Plexus Corp.*	441,348
11,890	RadiSys Corp.*	58,499
14,707	Rofin-Sinar Technologies, Inc.*	398,413
8,849	Rogers Corp.*	421,389
14,478	ScanSource, Inc.*	408,569
13,815	SYNNEX Corp.*	511,155
27,481	TTM Technologies, Inc.*	208,856

		12,304,435

Energy Equipment & Services (2.4%):
14,173	Basic Energy Services, Inc.*^	193,745
18,829	Bristow Group, Inc.	1,241,583
10,384	Era Group, Inc.*	218,064
33,860	Exterran Holdings, Inc.*	914,220
6,707	Geospace Technologies Corp.*	723,820
7,557	Gulf Island Fabrication, Inc.	159,150
16,680	Hornbeck Offshore Services, Inc.*	774,953
62,901	ION Geophysical Corp.*	428,356
17,594	Lufkin Industries, Inc.	1,168,066
13,579	Matrix Service Co.*	202,327
9,860	SEACOR Holdings, Inc.	726,485
40,892	TETRA Technologies, Inc.*	419,552

		7,170,321

Food & Staples Retailing (0.6%):
9,057	Andersons, Inc. (The)	484,731
19,988	Casey’s General Stores, Inc.	1,165,300
6,448	Nash Finch Co.	126,252
11,404	Spartan Stores, Inc.	200,140

		1,976,423

Food Products (2.4%):
27,593	B&G Foods, Inc.	841,311
6,667	Calavo Growers, Inc.	191,876
7,268	Cal-Maine Foods, Inc.	309,326
61,458	Darling International, Inc.*	1,103,786
11,569	Diamond Foods, Inc.*^	195,053
24,232	Hain Celestial Group, Inc.*	1,480,092
7,755	J & J Snack Foods Corp.	596,282
10,462	Sanderson Farms, Inc.	571,434
4,108	Seneca Foods Corp., Class A*	135,646

Shares		Fair Value
Common Stocks, continued
Food Products, continued
25,170	Snyders-Lance, Inc.	$635,794
18,887	TreeHouse Foods, Inc.*	1,230,488

		7,291,088

Gas Utilities (1.9%):
10,983	Laclede Group, Inc. (The)	468,974
21,817	New Jersey Resources Corp. ^	978,492
14,068	Northwest Natural Gas Co.	616,460
39,576	Piedmont Natural Gas Co., Inc. ^	1,301,259
16,558	South Jersey Industries, Inc.	920,459
24,146	Southwest Gas Corp.	1,145,970

		5,431,614

Health Care Equipment & Supplies (3.5%):
10,858	Abaxis, Inc.	513,801
18,325	ABIOMED, Inc.*^	342,128
37,554	Align Technology, Inc.*	1,258,435
6,373	Analogic Corp.	503,594
11,170	Cantel Medical Corp.	335,770
14,656	CONMED Corp.	499,183
13,121	CryoLife, Inc.	78,857
12,405	Cyberonics, Inc.*	580,678
12,411	Greatbatch, Inc.*	370,717
26,929	Haemonetics Corp.*	1,121,862
6,648	ICU Medical, Inc.*	391,900
10,512	Integra LifeSciences Holdings*	410,073
15,230	Invacare Corp.	198,752
21,617	Meridian Bioscience, Inc. ^	493,300
20,899	Merit Medical Systems, Inc.*	256,222
15,699	Natus Medical, Inc.*	210,995
11,688	Neogen Corp.*	579,374
22,969	NuVasive, Inc.*	489,469
9,330	Palomar Medical Technologies, Inc.*	125,862
6,376	Surmodics, Inc.*	173,746
19,283	Symmetry Medical, Inc.*	220,790
17,921	West Pharmaceutical Services, Inc.	1,163,790

		10,319,298

Health Care Providers & Services (3.1%):
18,239	Air Methods Corp.	879,848
4,296	Almost Family, Inc.	87,767
16,221	Amedisys, Inc.*^	180,378
23,886	AMN Healthcare Services, Inc.*	378,115
16,756	AmSurg Corp.*	563,672
12,766	Bio-Reference Laboratories, Inc.*^	331,661
27,297	Centene Corp.*	1,202,159
10,000	Chemed Corp.	799,800
3,114	CorVel Corp.*	154,112
16,331	Cross Country Healthcare, Inc.*	86,718
9,231	Ensign Group, Inc. (The)	308,315
14,939	Gentiva Health Services, Inc.*	161,640
17,845	Hanger Orthopedic Group, Inc.*	562,653
17,782	Healthways, Inc.*	217,830
8,737	IPC The Hospitalist Co.*	388,622
27,911	Kindred Healthcare, Inc.*	293,903
4,952	Landauer, Inc.	279,194
7,764	LHC Group, Inc.*	166,848
14,094	Magellan Health Services, Inc.*	670,452
15,086	Molina Healthcare, Inc.*^	465,705
6,276	MWI Veterinary Supply, Inc.*	830,064
15,453	PharMerica Corp.*	216,342

		9,225,798

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.6%):
5,455	Computer Programs & Systems, Inc.	$295,170
10,309	HealthStream, Inc.*	236,488
11,617	Medidata Solutions, Inc.*	673,553
17,379	Omnicell, Inc.*	328,116
20,831	Quality Systems, Inc.	380,791

		1,914,118

Hotels, Restaurants & Leisure (3.1%):
632	Biglari Holdings, Inc.*	235,856
12,914	BJ’s Restaurants, Inc.*	429,778
29,502	Boyd Gaming Corp.*^	243,982
9,735	Buffalo Wild Wings, Inc.*	852,104
8,807	CEC Entertainment, Inc.	288,429
12,398	Cracker Barrel Old Country Store, Inc.	1,002,377
8,403	DineEquity, Inc.	578,042
20,244	Interval Leisure Group, Inc.	440,105
22,701	Jack in the Box, Inc.*	785,227
9,844	Marcus Corp.	122,952
15,216	Marriott Vacations Worldwide Corp.*	652,919
4,897	Monarch Casino & Resort, Inc.*	47,648
14,826	Multimedia Games, Inc.*	309,419
8,796	Papa John’s International, Inc.*	543,769
30,479	Pinnacle Entertainment, Inc.*	445,603
6,666	Red Robin Gourmet Burgers*	303,970
30,308	Ruby Tuesday, Inc.*	223,370
18,628	Ruth’s Hospitality Group, Inc.*	177,711
29,273	SHFL Entertainment, Inc.*	485,053
27,311	Sonic Corp.*	351,766
30,023	Texas Roadhouse, Inc.	606,164

		9,126,244

Household Durables (1.7%):
16,563	American Greetings Corp., Class A ^	266,664
5,914	Blyth, Inc. ^	102,667
13,592	Ethan Allen Interiors, Inc. ^	447,449
16,582	Helen of Troy, Ltd.*	636,086
13,667	iRobot Corp.*	350,695
27,322	La-Z-Boy, Inc.	515,566
12,450	M/I Homes, Inc.*	304,403
16,266	Meritage Corp.*	762,225
23,213	Ryland Group, Inc. (The) ^	966,124
58,128	Standard Pacific Corp.*^	502,226
7,889	Universal Electronics, Inc.*	183,419

		5,037,524

Household Products (0.2%):
21,638	Central Garden & Pet Co., Class A*	177,864
7,656	WD-40 Co.	419,319

		597,183

Industrial Conglomerates (0.1%):
6,620	Standex International Corp.	365,556

Insurance (2.2%):
9,451	Amerisafe, Inc.	335,889
10,618	eHealth, Inc.*	189,850
15,039	Employers Holdings, Inc.	352,665
20,619	Horace Mann Educators Corp.	429,906
6,061	Infinity Property & Casualty Corp.	340,628
24,476	Meadowbrook Insurance Group, Inc.	172,556

Shares		Fair Value
Common Stocks, continued
Insurance, continued
20,860	National Financial Partners Corp.*	$467,891
5,515	Navigators Group, Inc.*	324,006
32,165	ProAssurance Corp.	1,522,368
8,888	RLI Corp.	638,603
6,660	Safety Insurance Group, Inc.	327,339
28,923	Selective Insurance Group, Inc.	694,441
10,757	Stewart Information Services Corp.	273,981
20,496	Tower Group International, Ltd.	378,151
11,339	United Fire Group, Inc.	288,804

		6,737,078

Internet & Catalog Retail (0.2%):
6,477	Blue Nile, Inc.*	223,133
14,988	Nutri/System, Inc. ^	127,098
10,522	PetMed Express, Inc. ^	141,153

		491,384

Internet Software & Services (1.9%):
21,340	Blucora, Inc.*	330,343
16,986	comScore, Inc.*	285,025
22,458	DealerTrack Holdings, Inc.*	659,816
25,713	Dice Holdings, Inc.*	260,473
18,441	Digital River, Inc.*	260,756
22,565	j2 Global, Inc. ^	884,774
12,847	Liquidity Services, Inc.*^	382,969
26,332	LivePerson, Inc.*	357,589
11,701	LogMeIn, Inc.*	224,893
30,788	NIC, Inc.	589,898
11,974	OpenTable, Inc.*^	754,122
17,357	Perficient, Inc.*	202,383
13,428	QuinStreet, Inc.*^	80,165
7,343	Stamps.com, Inc.*	183,355
48,075	United Online, Inc.	289,892
12,775	XO Group, Inc.*	127,750

		5,874,203

IT Services (1.8%):
12,003	CACI International, Inc., Class A*	694,614
23,373	Cardtronics, Inc.*	641,823
35,095	CIBER, Inc.*	164,947
17,658	CSG Systems International, Inc.*	374,173
13,555	Exlservice Holdings, Inc.*	445,688
7,599	Forrester Research, Inc.	240,508
19,274	Heartland Payment Systems, Inc.	635,464
15,972	iGATE Corp.*	300,433
17,784	Maximus, Inc.	1,422,186
11,491	TeleTech Holdings, Inc.*	243,724
10,561	Virtusa Corp.*	250,929

		5,414,489

Leisure Equipment & Products (0.9%):
6,882	Arctic Cat, Inc.*	300,743
47,036	Brunswick Corp.	1,609,573
37,199	Callaway Golf Co.	246,257
10,899	JAKKS Pacific, Inc. ^	114,331
10,030	Sturm, Ruger & Co., Inc.	508,822

		2,779,726

Life Sciences Tools & Services (0.6%):
37,072	Affymetrix, Inc.*^	174,980
15,656	Cambrex Corp.*	200,240
17,340	Enzo Biochem, Inc.*	43,697
19,811	Luminex Corp.*	327,278
30,333	PAREXEL International Corp.*	1,198,456

		1,944,651

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (3.5%):
38,057	Actuant Corp., Class A	$1,165,305
15,039	Albany International Corp., Class A	434,627
10,979	Astec Industries, Inc.	383,496
24,642	Barnes Group, Inc.	712,893
25,129	Briggs & Stratton Corp. ^	623,199
9,127	CIRCOR International, Inc.	387,898
10,792	EnPro Industries, Inc.*	552,227
13,784	ESCO Technologies, Inc.	563,214
32,641	Federal Signal Corp.*	265,698
15,152	John Bean Technologies Corp.	314,404
16,712	Kaydon Corp.	427,493
6,700	Lindsay Corp. ^	590,806
8,955	Lydall, Inc.*	137,459
14,658	Mueller Industries, Inc.	781,125
9,647	Tennant Co.	468,458
27,907	Titan International, Inc. ^	588,280
30,420	Toro Co.	1,400,538
14,715	Watts Water Technologies, Inc., Class A	706,173

		10,503,293

Media (0.7%):
13,922	Arbitron, Inc.	652,524
13,417	Digital Generation, Inc.*^	86,271
14,852	E.W. Scripps Co. (The), Class A*	178,670
22,711	Harte-Hanks, Inc.	176,919
73,655	Live Nation, Inc.*	911,112

		2,005,496

Metals & Mining (1.6%):
8,724	A.M. Castle & Co.*^	152,670
71,217	AK Steel Holding Corp.	235,728
13,221	AMCOL International Corp.	399,142
26,909	Century Aluminum Co.*	208,276
33,400	Globe Specialty Metals, Inc.	464,928
6,438	Haynes International, Inc.	356,021
8,756	Kaiser Aluminum Corp.	566,075
10,703	Materion Corp.	305,036
4,817	Olympic Steel, Inc.	115,126
15,878	RTI International Metals, Inc.*	503,174
61,331	Stillwater Mining Co.*^	793,009
36,626	SunCoke Energy, Inc.*	598,103

		4,697,288

Multiline Retail (0.1%):
17,691	Fred’s, Inc.	242,013
22,282	Tuesday Morning Corp.*	172,908

		414,921

Multi-Utilities (0.7%):
31,279	Avista Corp.	857,045
7,826	CH Energy Group, Inc.	511,742
19,414	NorthWestern Corp.	773,842

		2,142,629

Oil, Gas & Consumable Fuels (2.1%):
17,507	Approach Resources, Inc.*^	430,847
23,381	C&J Energy Services, Inc.*	535,425
19,098	Carrizo Oil & Gas, Inc.*	492,155
31,756	Cloud Peak Energy, Inc.*	596,378
23,457	Comstock Resources, Inc.*	381,176
6,687	Contango Oil & Gas Co.	268,082
35,521	Gulfport Energy Corp.*	1,627,927
15,840	PDC Energy, Inc.*	785,189
28,920	Penn Virginia Corp.	116,837

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,377	PetroQuest Energy, Inc.*	$130,434
32,498	Pioneer Energy Services Corp.*	268,109
25,711	Stone Energy Corp.*	559,214
22,482	Swift Energy Co.*	332,958

		6,524,731

Paper & Forest Products (1.2%):
20,250	Buckeye Technologies, Inc.	606,488
11,998	Clearwater Paper Corp.*	632,175
5,702	Deltic Timber Corp.	391,841
20,307	KapStone Paper & Packaging Corp.	564,535
8,311	Neenah Paper, Inc.	255,646
22,309	P.H. Glatfelter Co.	521,584
16,371	Schweitzer-Mauduit International, Inc.	634,049
24,294	Wausau Paper Corp.	261,889

		3,868,207

Personal Products (0.4%):
8,496	Inter Parfums, Inc.	207,557
7,175	Medifast, Inc.*	164,451
26,629	Prestige Brands Holdings, Inc.*	684,099

		1,056,107

Pharmaceuticals (1.6%):
35,476	Akorn, Inc.*	490,633
5,812	Hi-Tech Pharmacal Co., Inc. ^	192,435
28,107	Medicines Co. (The)*	939,336
30,512	Questcor Pharmaceuticals, Inc.	992,861
27,111	Salix Pharmaceuticals, Ltd.*	1,387,541
34,027	ViroPharma, Inc.*	856,119

		4,858,925

Professional Services (1.1%):
7,328	CDI Corp.	126,042
15,116	Dolan Co. (The)*	36,127
6,857	Exponent, Inc.	369,867
8,527	Heidrick & Struggles International, Inc.	127,479
11,559	Insperity, Inc.	327,929
14,185	Kelly Services, Inc., Class A	264,976
25,308	Korn/Ferry International*	452,001
26,539	Navigant Consulting, Inc.*	348,722
22,720	On Assignment, Inc.*	575,042
21,420	Resources Connection, Inc.	272,034
21,183	Trueblue, Inc.*	447,809

		3,348,028

Real Estate Investment Trusts (REITs) (7.4%):
27,889	Acadia Realty Trust	774,478
28,670	Cedar Shopping Centers, Inc.	175,174
43,347	Colonial Properties Trust	980,076
47,427	Cousins Properties, Inc.	506,995
101,854	DiamondRock Hospitality, Co.	948,261
15,611	EastGroup Properties, Inc.	908,560
24,428	EPR Properties	1,271,476
37,596	Franklin Street Properties Corp.	549,654
13,995	Getty Realty Corp.	282,839
28,470	Government Properties Income Trust	732,533
46,341	Healthcare Realty Trust, Inc.	1,315,621
40,696	Inland Real Estate Corp.	410,623
38,279	Kite Realty Group Trust	258,000
49,830	LaSalle Hotel Properties	1,264,685
93,576	Lexington Realty Trust ^	1,104,197

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
15,964	LTC Properties, Inc.	$650,214
77,235	Medical Properties Trust, Inc.	1,238,849
22,081	Mid-America Apartment Communities, Inc.	1,524,913
20,895	Parkway Properties, Inc.	387,602
27,550	Pennsylvania Real Estate Investment Trust	534,195
28,473	Post Properties, Inc.	1,341,078
9,373	PS Business Parks, Inc.	739,717
19,306	Sabra Health Care REIT, Inc.	560,067
6,672	Saul Centers, Inc.	291,833
15,887	Sovran Self Storage, Inc.	1,024,553
49,065	Tanger Factory Outlet Centers, Inc.	1,775,172
6,520	Universal Health Realty Income Trust	376,269
13,353	Urstadt Biddle Properties, Inc., Class A	290,561

		22,218,195

Real Estate Management & Development (0.1%):
18,168	Forestar Group, Inc.*	397,152

Road & Rail (0.8%):
12,398	Arkansas Best Corp.	144,809
23,865	Heartland Express, Inc.	318,359
30,892	Knight Transportation, Inc.	497,361
36,863	Old Dominion Freight Line, Inc.*	1,408,166

		2,368,695

Semiconductors & Semiconductor Equipment (4.4%):
18,447	Advanced Energy Industries, Inc.*	337,580
16,654	ATMI, Inc.*	373,549
34,738	Brooks Automation, Inc.	353,633
12,145	Cabot Microelectronics Corp.*	422,039
11,755	CEVA, Inc.*	183,378
33,593	Cirrus Logic, Inc.*^	764,241
12,054	Cohu, Inc.	112,825
16,398	Cymer, Inc.*	1,575,847
18,794	Diodes, Inc.*	394,298
11,412	DSP Group, Inc.*	92,095
46,413	Entropic Communications, Inc.*	188,901
24,063	Exar Corp.*	252,662
62,403	GT Advanced Technologies, Inc.*^	205,306
14,113	Hittite Microwave Corp.*	854,682
31,927	Kopin Corp.*	118,130
39,298	Kulicke & Soffa Industries, Inc.*	454,285
24,661	Micrel, Inc.	259,187
47,603	Microsemi Corp.*	1,102,961
27,453	MKS Instruments, Inc.	746,721
16,946	Monolithic Power Systems, Inc.	412,974
11,010	Nanometrics, Inc.*	158,874
11,160	Pericom Semiconductor Corp.*	76,000
15,025	Power Integrations, Inc.	652,235
9,242	Rubicon Technology, Inc.*^	60,997
16,955	Rudolph Technologies, Inc.*	199,730
17,811	Sigma Designs, Inc.*	86,740
20,434	STR Holdings, Inc.*	44,342
5,412	Supertex, Inc.	120,201
27,350	Tessera Technologies, Inc.	512,813
83,935	TriQuint Semiconductor, Inc.*	423,872
14,212	Ultratech, Inc.*	561,800
20,423	Veeco Instruments, Inc.*^	782,814

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
13,134	Volterra Semiconductor Corp.*	$186,503

		13,072,215

Software (2.8%):
23,801	Blackbaud, Inc.	705,224
19,658	Bottomline Technologies, Inc.*	560,450
16,798	Ebix, Inc. ^	272,464
16,746	EPIQ Systems, Inc.	234,946
7,795	Interactive Intelligence Group*	345,708
10,246	Manhattan Associates, Inc.*	761,175
4,643	MicroStrategy, Inc., Class A*	469,314
19,545	Monotype Imaging Holdings, Inc.	464,194
18,683	NetScout Systems, Inc.*	459,041
30,178	Progress Software Corp.*	687,455
15,998	Sourcefire, Inc.*	947,561
14,120	Synchronoss Technologies, Inc.*	438,144
47,801	Take-Two Interactive Software, Inc.*	771,986
14,096	Tyler Technologies, Inc.*	863,521
14,995	VASCO Data Security International, Inc.*	126,558
19,120	Websense, Inc.*	286,800

		8,394,541

Specialty Retail (4.1%):
8,873	Big 5 Sporting Goods Corp.	138,508
21,340	Brown Shoe Co., Inc.	341,440
14,262	Buckle, Inc. (The)	665,322
14,110	Cato Corp., Class - A	340,615
12,296	Children’s Place Retail Stores, Inc. (The)*	551,107
19,410	Christopher & Banks Corp.*	124,806
10,403	Coldwater Creek, Inc.*^	32,873
25,949	Finish Line, Inc. (The), Class A	508,341
12,599	Genesco, Inc.*	757,074
11,138	Group 1 Automotive, Inc.	669,060
10,299	Haverty Furniture Co., Inc.	211,747
13,462	Hibbett Sports, Inc.*	757,507
22,163	Hot Topic, Inc.	307,622
14,568	Jos. A. Bank Clothiers, Inc.*^	581,263
7,840	Kirkland’s, Inc.*	89,846
10,970	Lithia Motors, Inc., Class A	520,856
14,167	Lumber Liquidators Holdings, Inc.*	994,807
12,463	MarineMax, Inc.*	169,372
24,953	Men’s Wearhouse, Inc. (The)	833,930
15,300	Monro Muffler Brake, Inc. ^	607,563
45,412	OfficeMax, Inc.	527,233
27,814	Pep Boys - Manny, Moe & Jack*	327,927
8,225	Rue21, Inc.*^	241,733
29,123	Select Comfort Corp.*	575,762
19,065	Sonic Automotive, Inc., Class A	422,480
16,613	Stage Store, Inc.	429,944
14,472	Stein Mart, Inc.	121,275
15,738	Vitamin Shoppe, Inc.*	768,801
13,796	Zale Corp.*^	54,218
11,664	Zumiez, Inc.*^	267,106

		12,940,138

Textiles, Apparel & Luxury Goods (2.4%):
45,995	Crocs, Inc.*	681,646
62,517	Fifth & Pacific Cos., Inc.*	1,180,321
33,834	Iconix Brand Group, Inc.*	875,286
12,457	K-Swiss, Inc., Class A*	59,046
12,356	Maidenform Brands, Inc.*	216,601

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
9,284	Movado Group, Inc.	$311,200
7,464	Oxford Industries, Inc.	396,338
6,232	Perry Ellis International, Inc.	113,360
65,578	Quiksilver Resources, Inc.*	398,058
20,092	Skechers U.S.A., Inc., Class A*	424,946
21,439	Steven Madden, Ltd.*	924,878
12,598	True Religion Apparel, Inc.	328,934
26,127	Wolverine World Wide, Inc.	1,159,255

		7,069,869

Thrifts & Mortgage Finance (0.7%):
22,446	Bank Mutual Corp.	124,126
36,679	Brookline Bancorp, Inc.	335,246
15,116	Dime Community Bancshares	217,066
48,896	Northwest Bancshares, Inc.	620,491
20,389	Oritani Financial Corp.	315,826
28,349	Provident Financial Services, Inc.	432,889
49,217	TrustCo Bank Corp.	274,631

		2,320,275

Tobacco (0.1%):
43,203	Alliance One International, Inc.*	168,060

Trading Companies & Distributors (0.5%):
21,948	Applied Industrial Technologies, Inc.	987,660
13,898	Kaman Corp., Class A	492,962

		1,480,622

Water Utilities (0.2%):
10,060	American States Water Co.	579,154

Wireless Telecommunication Services (0.0%):
7,604	NTELOS Holdings Corp.	97,407
10,700	USA Mobility, Inc.	141,989

		239,396

Total Common Stocks (Cost $219,853,872)		297,124,335

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*(a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (7.7%):
$23,332,293	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	23,332,293

Total Securities Held as Collateral for Securities on Loan (Cost $23,332,293)		23,332,293

Unaffiliated Investment Company (1.5%):
4,390,252	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	4,390,252

Total Unaffiliated Investment Company (Cost $4,390,252)		4,390,252

Shares or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Total Investment Securities (Cost $247,576,417)(d) - 107.7% (d)	$324,846,880
Net other assets (liabilities) - (7.7)%	(23,096,589)

Net Assets - 100.0%	$301,750,291

Percentages indicated are based on net assets as of March 28, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 28, 2013. The total value of securities on loan as of March 28, 2013, was $22,804,846.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 28, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 28, 2013.
(c)	The rate represents the effective yield at March 28, 2013.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 28, 2013:

Country	Percentage
Bermuda	0.2%
Puerto Rico	0.1%
United States	99.7%

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $254,000 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini June Futures	Long	6/21/13	50	$4,737,000	$119,082

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 31 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Global Allocation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund
•	AZL Dreyfus Research Growth Fund
•	AZL Enhanced Bond Index Fund
•	AZL Federated Clover Small Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund
•	AZL Invesco Growth and Income Fund
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL MFS Value Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Oppenheimer Discovery Fund
•	AZL Pyramis Core Bond Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 28, 2013, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $6,150,567, representing 1.60% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is all times required to post collateral to the Funds in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 28, 2013, are presented on the Fund’s Schedules.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. The AZL Davis New York

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund and the AZL Gateway Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and option on stocks involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund’s bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of March 28, 2013, the AZL Gateway Fund used written index call options and purchased index put options to hedge against security prices (equity risk) and the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums.

AZL BlackRock Global Allocation Fund

The Fund had the following transactions in written call and put options during the period ended March 28, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(82,982)	$(911,438)
Options written	(37,560)	(229,700)
Options exercised	682	91,344
Options expired	38,139	190,645
Options closed	25,286	312,603

Options outstanding at March 28, 2013	(56,435)	(546,546)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund

The Fund had the following transactions in written call and put options during the period ended March 28, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	(1)	(999)
Options exercised	—	—
Options expired	—	—
Options closed	1	999

Options outstanding at March 28, 2013	—	$—

AZL Gateway Fund

The Fund had the following transactions in written call and put options during the year ended March 28, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(1,165)	$(4,068,893)
Options written	(2,453)	(7,048,558)
Options expired	—	—
Options closed	2,475	7,520,767

Options outstanding at March 28, 2013	(1,143)	(3,596,684)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 28, 2013, the AZL BlackRock Global Allocation Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 28, 2013, the AZL BlackRock Global Allocation Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other

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data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

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The following is a summary of the valuation inputs used as of March 28, 2013 in valuing the Funds’ investments based upon three levels defined above:

AZL Allianz AGIC Opportunity Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$148,725,765	$—	$—	$148,725,765
Unaffiliated Investment Company	9,197,806	—	—	9,197,806

Total Investment Securities	$157,923,571	$—	$—	$157,923,571

AZL BlackRock Capital Appreciation Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$592,739,588	$—	$—	$592,739,588
Unaffiliated Investment Company	4,608,810	—	—	4,608,810

Total Investment Securities	$597,348,398	$—	$—	$597,348,398

AZL BlackRock Global Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$2,814,984	$1,648,618	$—	$4,463,602
Air Freight & Logistics	553,282	—	—	553,282
Airlines	514,081	419,920	—	934,001
Auto Components	903,841	2,531,615	—	3,435,456
Automobiles	1,519,799	4,728,247	—	6,248,046
Beverages	3,887,471	981,967	—	4,869,438
Biotechnology	2,633,402	227,967	—	2,861,369
Capital Markets	3,080,241	1,349,564	—	4,429,805
Chemicals	4,904,605	6,807,417	—	11,712,022
Commercial Banks	4,033,675	7,704,375	—	11,738,050
Commercial Services & Supplies	204,152	—	—	204,152
Communications Equipment	2,800,854	—	—	2,800,854
Computers & Peripherals	3,726,781	—	—	3,726,781
Construction & Engineering	306,621	820,679	—	1,127,300
Consumer Finance	2,028,554	—	—	2,028,554
Containers & Packaging	400,176	—	—	400,176
Diversified Financial Services	4,554,455	1,014,582	—	5,569,037
Diversified Telecommunication Services	4,198,425	4,411,435	—	8,609,860
Electric Utilities	2,313,673	832,955	—	3,146,628
Electrical Equipment	799,342	240,818	—	1,040,160
Electronic Equipment, Instruments & Components	998,199	1,461,519	—	2,459,718
Energy Equipment & Services	2,932,463	148,528	—	3,080,991
Food & Staples Retailing	2,083,714	—	—	2,083,714
Food Products	4,202,707	2,210,513	—	6,413,220
Health Care Equipment & Supplies	825,223	163,385	—	988,608
Health Care Providers & Services	7,565,361	2,477,423	—	10,042,784
Hotels, Restaurants & Leisure	1,332,118	—	—	1,332,118
Household Durables	416,924	858,241	—	1,275,165
Household Products	2,789,534	—	—	2,789,534
Independent Power Producers & Energy Traders	925,214	—	—	925,214
Industrial Conglomerates	3,271,483	2,235,436	—	5,506,919
Insurance	5,516,531	3,934,384	—	9,450,915
Internet & Catalog Retail	608,904	519,837	—	1,128,741
Internet Software & Services	2,444,892	235,038	670,072	3,350,002
IT Services	3,952,752	378,783	—	4,331,535
Leisure Equipment & Products	476,129	—	—	476,129
Life Sciences Tools & Services	1,920,190	—	—	1,920,190
Machinery	880,249	2,788,745	—	3,668,994
Media	4,437,320	1,102,007	—	5,539,327
Metals & Mining	3,761,381	1,504,547	—	5,265,928
Multiline Retail	419,656	338,728	—	758,384
Multi-Utilities	965,531	799,609	—	1,765,140
Oil, Gas & Consumable Fuels	15,664,369	4,577,027	—	20,241,396
Paper & Forest Products	80,397	—	—	80,397
Pharmaceuticals	8,408,854	5,382,710	—	13,791,564
Real Estate Investment Trusts (REITs)	1,773,096	1,233,161	—	3,006,257
Real Estate Management & Development	1,833,729	399,552	—	2,233,281
Road & Rail	1,873,026	1,592,606	—	3,465,632
Semiconductors & Semiconductor Equipment	1,032,535	2,555,058	—	3,587,593
Software	6,816,948	596,267	—	7,413,215
Specialty Retail	812,634	528,473	—	1,341,107
Textiles, Apparel & Luxury Goods	234,053	355,407	—	589,460
Tobacco	64,897	—	—	64,897
Water Utilities	403,626	—	—	403,626
Wireless Telecommunication Services	1,544,461	2,095,945	—	3,640,406
All Other Common Stocks+	—	5,068,581	367,395	5,435,976
Preferred Stocks :
Commercial Banks	1,491,076	1,123,833	—	2,614,909
Diversified Financial Services	539,612	—	—	539,612
All Other Preferred Stocks+	—	1,370,154	—	1,370,154
Warrants	—	24,559	—	24,559
Convertible Preferred Stocks:
Aerospace & Defense	184,757	—	—	184,757
Automobiles	318,915	—	—	318,915
Electric Utilities	539,311	264,474	—	803,785
Metals & Mining	146,074	—	—	146,074
All Other Convertible Preferred Stocks+	—	367,188	—	367,188
Private Placements	—	3,010,883	—	3,010,883
Convertible Bonds	—	9,922,838	—	9,922,838
Floating Rate Loans	—	774,638	—	774,638
Collateralized Mortgage Obligations	—	382,152	—	382,152
Corporate Bonds	—	3,744,645	517,417	4,262,062
Foreign Bonds	—	37,168,654	—	37,168,654
Yankee Dollars	—	5,759,775	—	5,759,775
U.S. Treasury Obligations	—	91,379,220	—	91,379,220
Purchased Put Options	24,225	360,203	—	384,428
Purchased Call Options	2,689,489	2,403,982	—	5,093,471
Exchange Traded Funds	6,152,807	—	—	6,152,807
Affiliated Investment Company	6,151,300	—	—	6,151,300
Unaffiliated Investment Company	3,812,643	—	—	3,812,643

Total Investment Securities	$161,497,723	$237,318,867	$1,554,884	$400,371,474

Other Financial Instruments:*
Futures Contracts	176,576	—	—	176,576
Interest Rate Swaps	—	16,647	—	16,647
Forward Currency Contracts	—	(81,317)	—	(81,317)
Written Call Options	(366,310)	(239,293)	—	(605,603)
Written Put Options	(10,965)	(57,226)	—	(68,191)

Total Investments	$161,297,024	$237,318,867	$1,554,884	$399,809,586

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March 28, 2013 (Unaudited)

AZL Columbia Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$183,606,141	$—	$—	$183,606,141
Unaffiliated Investment Company	7,602,367	—	—	7,602,367

Total Investment Securities	$191,208,508	$—	$—	$191,208,508

AZL Columbia Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$1,092,889	$205,899	$—	$1,298,788
All Other Common Stocks+	145,569,109	—	—	145,569,109
Securities Held as Collateral for Securities on Loan	—	—	—	—
Unaffiliated Investment Company	570,241	—	—	570,241

Total Investment Securities	$147,232,239	$205,899	$—	$147,438,138

AZL Davis New York Venture Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,811,343	$3,772,284	$—	16,583,627
Capital Markets	33,468,515	7,032,405	—	40,500,920
Electrical Equipment	2,285,642	607,749	—	2,893,391
Food Products	—	873,493	—	873,493
Household Durables	—	568,675	—	568,675
Marine	—	4,453,873	—	4,453,873
Metals & Mining	—	4,562,632	—	4,562,632
Paper & Forest Products	—	—	743	743
Real Estate Management & Development	2,887,454	3,662,609	—	6,550,063
Textiles, Apparel & Luxury Goods	—	1,006,536	—	1,006,536
Transportation Infrastructure	—	5,365,925	—	5,365,925
All Other Common Stocks+	365,532,642	—	—	365,532,642
Yankee Dollars+	—	56,614	—	56,614
Unaffiliated Investment Company	20,637,305	—	—	20,637,305

Total Investment Securities	$437,622,901	$31,962,795	$743	$469,586,439

AZL Dreyfus Research Growth Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$296,117,368	$—	$—	$296,117,368
Affiliated Investment Company	7,815,185	—	—	7,815,185

Total Investment Securities	$303,932,553	$—	$—	$303,932,553

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March 28, 2013 (Unaudited)

AZL Enhanced Bond Index Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Asset Backed Securities	$—	$39,577,189	$—		$39,577,189
Collateralized Mortgage Obligations	—	23,037,980	896,417		26,934,397
Corporate Bonds+	—	98,970,461	1,435,000		100,405,461
Yankee Dollars+	—	53,166,771	—		53,166,771
U.S. Government Agency	—	7,944,316	—		7,944,316
U.S. Government Agency Mortgages	—	184,057,584	—		184,057,584
U.S. Treasury Obligations	—	161,378,720	—		161,378,720
Unaffiliated Investment Company	53,241,501	—	—		53,241,501

Total Investment Securities	53,241,501	571,133,021	2,331,417		626,705,939

Securities Sold Short	—	(7,597)	—		(7,597)
Other Financial Instruments:*
Futures Contracts	(224,075)	—	—		(224,075)
Forward Currency Contracts	—	90,321	—		90,321

Total Investments	$53,017,426	$571,215,745	$2,331,417		$626,564,588

AZL Federated Clover Small Value Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$280,369,849	$—	$—		$280,369,849
Unaffiliated Investment Company	10,688,417	—	—		10,688,417

Total Investment Securities	$291,058,266	$—	$—		$291,058,266

AZL Franklin Templeton Founding Strategy Plus Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$1,967,985	$1,225,708	$—		$3,193,693
Air Freight & Logistics	801,777	281,346	—		1,083,123
Automobiles	1,222,717	2,953,213	—		4,175,930
Beverages	2,285,215	1,243,422	—		3,528,637
Biotechnology	2,262,242	—	—		2,262,242
Building Products	478,207	—	—		478,207
Capital Markets	3,320,763	2,370,862	—		5,691,625
Chemicals	3,264,588	2,136,802	—		5,401,390
Commercial Banks	7,923,462	7,923,408	—		15,846,870
Commercial Services & Supplies	882,434	—	—		882,434
Communications Equipment	3,943,812	1,333,447	—		5,277,259
Computers & Peripherals	6,453,489	—	—		6,453,489
Consumer Finance	1,099,598	—	—		1,099,598
Diversified Financial Services	8,516,432	1,980,216	18,765		10,515,413
Diversified Telecommunication Services	2,309,083	3,364,180	—		5,673,263
Electric Utilities	9,266,386	—	—		9,266,386
Electrical Equipment	190,834	1,522,178	—		1,713,012
Electronic Equipment, Instruments & Components	1,768,950	—	—		1,768,950
Energy Equipment & Services	9,251,754	233,362	—		9,485,116
Food & Staples Retailing	9,957,173	1,386,251	—		11,343,424
Food Products	462,517	—	—		462,517
Gas Utilities	120,397	—	—		120,397
Health Care Equipment & Supplies	4,146,408	—	—		4,146,408
Health Care Providers & Services	3,351,710	—	—		3,351,710
Independent Power Producers & Energy Traders	1,180,089	—	—	^	1,180,089
Industrial Conglomerates	2,499,734	2,630,056	—		5,129,790
Insurance	8,468,528	5,568,484	—		14,037,012
Internet Software & Services	925,045	—	—		925,045
Machinery	2,581,465	—	—		2,581,465
Media	11,585,067	3,869,425	—		15,454,492
Metals & Mining	4,303,774	2,418,462	—		6,722,236
Multiline Retail	1,970,049	732,127	—		2,702,176
Multi-Utilities	4,898,185	595,503	—		5,493,688
Office Electronics	1,397,268	301,058	—		1,698,326
Oil, Gas & Consumable Fuels	20,674,996	8,490,748	—		29,165,744
Paper & Forest Products	2,992,468	—	—		2,992,468
Personal Products	1,095,166	—	—		1,095,166
Pharmaceuticals	17,742,282	7,429,368	—		25,171,650
Real Estate Investment Trusts (REITs)	123,963	90,075	—		214,038
Real Estate Management & Development	126,450	450,918	144,340		721,708
Semiconductors & Semiconductor Equipment	1,925,153	2,119,514	—		4,044,667
Software	9,093,053	1,725,844	—		10,818,897
Specialty Retail	341,224	1,032,413	—		1,373,637
Tobacco	3,483,247	4,385,599	—		7,868,846
Wireless Telecommunication Services	2,625,019	5,055,221	—		7,680,240
All Other Common Stocks+	—	10,590,494	—		10,590,494
Preferred Stocks:
Commercial Banks	—	737,310	—		737,310
Metals & Mining	173,234	—	—		173,234
Convertible Preferred Stocks:
Automobiles	257,640	—	—		257,640
Diversified Financial Services	974,527	—	—		974,527
Insurance	207,480	—	—		207,480
Metals & Mining	199,360	—	—		199,360
All Other Convertible Preferred Stocks+	—	626,324	—		626,324
Private Placements	—	118,272	—		118,272
Convertible Bonds	—	2,968,923	—		2,968,923
Floating Rate Loans	—	4,912,328	—		4,912,328
Corporate Bonds	—	40,430,865	—		40,430,865
Foreign Bonds	—	85,787,482	—		85,787,482
Yankee Dollars	—	14,714,229	—		14,714,229
U.S. Treasury Obligations	—	9,597,127	—		9,597,127
Unaffiliated Investment Company	46,982,745	—	—		46,982,745

Total Investment Securities	234,075,144	245,332,575	163,105		479,570,813

Other Financial Instruments:*
Forward Currency Contracts	—	2,919,367	—		2,919,367

Total Investments	$234,075,144	$248,251,942	$163,105		$482,490,180

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NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL Gateway Fund

	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$180,942,711	$—	$—		$180,942,711
Purchased Put Options	381,740	—	—		381,740
Unaffiliated Investment Company	3,920,092	—	—		3,920,092

Total Investment Securities	185,244,543	—	—		185,244,543

Other Financial Instruments:*
Written Call Options	(5,537,480)	—	—		(5,537,480)

Total Investments	$179,707,063	$—	$—		$179,707,063

AZL International Index Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks:
Airlines	$50,136	$1,198,786	$—		$1,248,922
All Other Common Stocks+	—	600,995,664	82,038		601,077,702
Preferred Stocks+	—	1,496,651	—		1,496,651
Unaffiliated Investment Company	2,931,651	—	—		2,931,651

Total Investment Securities	2,981,787	603,691,101	82,038		606,754,926

Other Financial Instruments:*
Futures Contracts	(21,889)	—	—		(21,889)

Total Investments	$2,959,898	$603,691,101	$82,038		$606,733,037

AZL Invesco Equity and Income Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Health Care Equipment & Supplies	$6,948,202	$3,317,684	$—		$10,265,886
Pharmaceuticals	30,288,562	4,934,162	—		35,222,724
All Other Common Stocks+	389,858,836	—	—		389,858,836
Preferred Stocks+	—	5,827,045	—		5,827,045
Convertible Preferred Stocks	—	965,831	—		965,831
Convertible Bonds+	—	63,731,009	—		63,731,009
Corporate Bonds+	—	29,197,806	—		29,197,806
Yankee Dollars	—	10,065,999	—		10,065,999
Municipal Bonds	—	97,560	—		97,560
U.S. Government Agency Mortgages	—	2,266,003	—		2,266,003
U.S. Treasury Obligations	—	87,374,033	—		87,374,033
Unaffiliated Investment Company	31,270,165	—	—		31,270,165

Total Investment Securities	$458,365,765	$207,777,132	$—		$666,142,897

Other Financial Instruments:*
Forward Currency Contracts	—	(145,278)	—		(145,278)

Total Investments	$458,365,765	$207,631,854	$—		$665,997,619

AZL Invesco Growth and Income Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Pharmaceuticals	$24,542,359	$3,965,594	$—		$28,507,953
All Other Common Stocks+	321,791,140	—	—		321,791,140
Unaffiliated Investment Company	19,968,760	—	—		19,968,760

Total Investment Securities	$366,302,259	$3,965,594	$—		$370,267,853

Other Financial Instruments:*
Forward Currency Contracts	—	(117,204)	—		(117,204)

Total Investments	$366,302,259	$3,848,390	$—		$370,150,649

AZL Invesco International Equity Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Beverages	$4,002,918	$10,439,807	$—		$14,442,725
Chemicals	11,097,171	8,199,196	—		19,296,367
Commercial Banks	10,236,718	22,467,674	—		32,704,392
Insurance	5,521,057	—	—		5,521,057
Internet Software & Services	8,963,379	6,308,420	—		15,271,799
Life Sciences Tools & Services	—	—	—	^	—
Media	7,141,246	45,247,292	—		52,388,538
Oil, Gas & Consumable Fuels	17,169,014	20,210,061	—		37,379,075
Pharmaceuticals	9,448,602	24,117,047	—		33,565,649
Road & Rail	4,786,013	—	—		4,786,013
Semiconductors & Semiconductor Equipment	12,910,323	—	—		12,910,323
Software & Computer Services	6,908,399	—	—		6,908,399
Wireless Telecommunication Services	3,325,660	4,243,201	—		7,568,861
All Other Common Stocks+	—	237,416,435	—		237,416,435
Preferred Stocks	—	5,466,056	—		5,466,056
Unaffiliated Investment Company	43,847,109	—	—		43,847,109

Total Investment Securities	$145,357,609	$384,115,189	$—		$529,472,798

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL JPMorgan International Opportunities Fund

	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Metals & Mining	$6,281,454	$7,515,159	$—		$13,796,613
All Other Common Stocks+	—	557,303,249	—		557,303,249
Preferred Stocks	—	6,115,598	—		6,115,598
Unaffiliated Investment Company	14,155,401	—	—		14,155,401

Total Investments	$20,436,855	$570,934,006	$—		$591,370,861

Other Financial Instruments:*
Forward Currency Contracts	—	338,492	—		338,492

Total Investments	$20,436,855	$571,272,498	$—		$591,709,353

AZL JPMorgan U.S. Equity Fund II
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$429,217,913	$—	$—		$429,217,913
Unaffiliated Investment Company	1,908,032	—	—		1,908,032

Total Investment Securities	$431,125,945	$—	$—		$431,125,945

AZL MFS Investors Trust Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,491,220	$—		$1,491,220
Beverages	—	8,225,479	—		8,225,479
Chemicals	7,431,376	3,509,824	—		10,941,200
Food Products	6,387,653	5,041,826	—		11,429,479
Household Products	10,354,870	3,511,787	—		13,866,657
Textiles, Apparel & Luxury Goods	7,073,678	3,134,074	—		10,207,752
All Other Common Stocks+	303,933,454	—	—		303,933,454
Unaffiliated Investment Company	3,584,880	—	—		3,584,880

Total Investment Securities	$338,765,911	$24,914,210	$—		$363,680,121

AZL MFS Value Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Beverages	$5,564,835	$8,618,982	$—		$14,183,817
Food Products	10,769,434	10,311,224	—		21,080,658
Pharmaceuticals	44,826,406	2,825,918	—		47,652,324
Wireless Telecommunication Services	—	7,175,981	—		7,175,981
All Other Common Stocks+	376,414,200	—	—		376,414,200
Convertible Preferred Stocks:
Aerospace & Defense	418,950	—	—		418,950
Electric Utilities	—	460,908	—		460,908
Unaffiliated Investment Company	3,448,907	—	—		3,448,907

Total Investment Securities	$441,442,732	$29,393,013	$—		$470,835,745

AZL Mid Cap Index Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$357,861,227	$—	$—		$357,861,227
Unaffiliated Investment Company	9,344,433	—	—		9,344,433

Total Investment Securities	$367,205,660	$—	$—		$367,205,660

Other Financial Instruments:*
Futures Contracts	294,633	—	—		294,633

Total Investments	$367,500,293	$—	$—		$367,500,293

AZL Money Market Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Certificates of Deposit	$—	$315,972,693	$—		$315,972,693
Commercial Paper	—	328,758,558	—		328,758,558
Municipal Bonds	—	90,600,000	—		90,600,000
U.S. Government Agency Mortgages	—	43,289,261	—		43,289,261
U.S. Treasury Obligations	—	49,003,997	—		49,003,997
Unaffiliated Investment Company	848	—	—		848

Total Investment Securities	$848	$827,624,509	$—		$827,625,357

AZL Morgan Stanley Global Real Estate Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	—	38,079,788	—		38,079,788
Diversified REITs	6,269,259	10,930,472	—		17,199,731
Industrial REITs	1,137,876	3,121,645	—		4,259,521
Office REITs	8,729,378	6,349,398	—		15,078,776
Real Estate Development	—	7,740,767	—	^	7,740,767
Real Estate Operating Companies	12,678,304	10,748,384	—		23,426,688
Residential REITs	17,994,523	471,916	—		18,466,439
Retail REITs	21,382,052	18,694,480	—		40,076,532
Specialized REITs	18,985,721	271,586	—		19,257,307
All Other Common Stocks+	3,394,470	—	—		3,394,470
Unaffiliated Investment Company	1,984,293	—	—		1,984,293

Total Investment Securities	$92,555,876	$96,408,436	$—		$188,964,312

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL Morgan Stanley Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$6,477,506	$12,866,497	$—	$19,344,003
Commercial Services & Supplies	17,155,466	16,251,341	—	33,406,807
Professional Services	25,160,894	13,843,722	—	39,004,616
All Other Common Stocks+	340,282,969	—	—	340,282,969
Private Placements+	—	—	5,871,715	5,871,715
Unaffiliated Investment Company	13,254,229	—	—	13,254,229

Total Investment Securities	$402,331,064	$42,961,560	$5,871,715	$451,164,339

AZL NFJ International Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$1,497,496	$2,868,186	$—	$4,365,682
Chemicals	4,573,829	1,314,185	—	5,888,014
Commercial Banks	9,442,151	11,815,894	—	21,258,045
Diversified Financial Services	—	2,803,632	—	2,803,632
Electronic Equipment, Instruments & Components	—	2,594,601	—	2,594,601
Energy Equipment & Services	—	1,299,543	—	1,299,543
Food & Staples Retailing	—	2,745,011	—	2,745,011
Food Products	—	2,543,380	—	2,543,380
Household Products	—	1,790,896	—	1,790,896
Industrial Conglomerates	1,748,745	3,059,186	—	4,807,931
IT Services	—	1,421,865	—	1,421,865
Leisure Equipment & Products	—	1,191,232	—	1,191,232
Machinery	—	1,320,014	—	1,320,014
Media	—	3,241,146	—	3,241,146
Oil, Gas & Consumable Fuels	11,743,262	3,192,942	—	14,936,204
Pharmaceuticals	6,601,407	3,048,726	—	9,650,133
Tobacco	—	2,524,031	—	2,524,031
Wireless Telecommunication Services	2,914,597	3,037,922	—	5,952,519
All Other Common Stocks+	47,337,978	—	—	47,337,978
Unaffiliated Investment Company	2,491,928	—	—	2,491,928

Total Investment Securities	$88,351,393	$51,812,392	$—	$140,163,785

AZL Oppenheimer Discovery Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$140,810,964	$—	$—	$140,810,964
Unaffiliated Investment Company	3,091,218	—	—	3,091,218

Total Investment Securities	$143,902,182	$—	$—	$143,902,182

AZL Pyramis Core Bond
	Level 1	Level 2	Level 3	Total
Investment Securities+:
Collateralized Mortgage Obligations	$—	$28,536,951	$—	$28,536,951
Corporate Bonds+	—	96,891,843	—	96,891,843
Yankee Dollars+	—	17,698,279	—	17,698,279
Municipal Bonds	—	9,027,097	—	9,027,097
U.S. Government Agency Mortgages	—	143,040,151	—	143,041,984
U.S. Treasury Obligations	—	77,016,804	—	77,016,804
Unaffiliated Investment Company	71,770,942	—	—	71,770,942

Total Investment Securities	71,770,942	372,211,125	—	443,982,067

Securities Sold Short	—	1,833	—	1,833

Total Investments	$71,770,942	$372,212,958	—	$443,983,900

AZL Russell 1000 Growth Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$154,743,359	$—	$—	$154,743,359
Unaffiliated Investment Company	5,408,412	—	—	5,408,412

Total Investment Securities	$160,151,771	$—	$—	$160,151,771

Other Financial Instruments:*
Futures Contracts	89,695	—	—	89,695

Total Investments	$160,241,466	$—	$—	$160,241,466

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL Russell 1000 Value Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$244,744,994	$—	$—		$244,744,994
Unaffiliated Investment Company	4,270,963	—	—		4,270,963

Total Investment Securities	$249,015,957	$—	$—		$249,015,957

Other Financial Instruments:*
Futures Contracts	82,645	—	—		82,645

Total Investments	$249,098,602	$—	$—		$249,098,602

AZL S&P 500 Index Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$1,149,829,685	$—	$—		$1,149,829,685
Unaffiliated Investment Company	29,701,219	—	—		29,701,219

Total Investment Securities	$1,179,530,904	$—	$—		$1,179,530,904

Other Financial Instruments:*
Futures Contracts	573,960	—	—		573,960

Total Investments	$1,180,104,864	$—	$—		$1,180,104,864

AZL Schroder Emerging Markets Equity Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks:
Beverages	$8,309,544	$678,268	$—		$8,987,812
Commercial Banks	10,291,281	69,473,155	—		79,764,436
Food Products	2,320,818	1,477,799	—		3,798,617
Health Care Equipment & Supplies	1,497,750	—	—		1,497,750
Metals & Mining	6,684,963	4,651,095	—		11,336,058
Oil, Gas & Consumable Fuels	17,336,465	21,864,321	—		39,200,786
Real Estate Management & Development	2,490,188	7,577,522	—		10,067,710
Transportation Infrastructure	3,288,667	—	—		3,288,667
Wireless Telecommunication Services	4,493,251	14,964,469	—		19,457,720
All Other Common Stocks+	—	140,774,779	—		140,774,779
Preferred Stocks	1,891,032	—	—		1,891,032
Unaffiliated Investment Company	1,674,615	—	—		1,674,615

Total Investment Securities	$60,278,574	$261,461,408	$—		$321,739,982

Other Financial Instruments:*
Forward Currency Contracts	—	(1,000)	—		(1,000)

Total Investments	$60,278,574	$261,460,408	$—		$321,738,982

AZL Small Cap Stock Index Fund
	Level 1	Level 2	Level 3		Total
Investment Securities:
Common Stocks+	$297,124,335	$—	$—		$297,124,335
Unaffiliated Investment Company	4,390,252	—	—		4,390,252
Rights+	—	—	—	^	—

Total Investment Securities	$301,514,587	$—	$—		$301,514,587

Other Financial Instruments:*
Futures Contracts	119,082	—	—		119,082

Total Investments	$301,633,669	$—	$—		$301,633,669

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as Futures Contracts, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents interest in securities that were determined to have a value of zero at March 28, 2013.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 3/28/2013	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
AZL BlackRock Global Allocation Fund
Investment Securities:
Common Stock:
Transportation Infrastructure:
Delta Topco, Ltd.	$367,395	Third Party Pricing Information	Purchase Price	—	—	—
		Market Comparable Approach
		Market Multiple Approach	FY 2013 EBIDTA	—	—	—
		Market Transaction Method	Enterprise Value / EBITDA	19.5x	21.75x	—
Internet Software & Services:
Project Eagle Shell	351,390	Third Party Pricing Information	Purchase Price	—	—	—
		Market Comparable Approach	Revenue and user Multiple, CFY 2013 EBIDTA
		Market Transaction Method	Enterprise Value / Revenue	7.0x	8.3x	—
			Comparable IPO Revenue Multiples	14.4x	20.5x
Project Eagle Shell, Class A	4,080	Third Party Pricing Information	Purchase Price	—	—	—
		Market Comparable Approach	Revenue and user Multiple, CFY 2013 EBIDTA
		Market Transaction Method	Enterprise Value / Revenue	7.0x	8.3x	—
			Comparable IPO Revenue Multiples	14.4x	20.5x
Project Eagle Shell, Series D	314,602	Third Party Pricing Information	Purchase Price	—	—	—
		Market Comparable Approach	Revenue and user Multiple, CFY 2013 EBIDTA
		Market Transaction Method	Enterprise Value / Revenue	7.0x	8.3x	—
			Comparable IPO Revenue Multiples	14.4x	20.5x
Corporate Bonds:
Transportation Infrastructure:
Delta Topco, Ltd., 10.00%, 11/24/60	517,417	Third Party Pricing Information	Purchase Price	—	—	—
		Market Comparable Approach
		Market Multiple Approach	FY 2013 EBIDTA	—	—	—
		Market Transaction Method	Enterprise Value / EBITDA	19.5x	21.75x	—

Total Investment Securities	$1,554,884

AZL Franklin Templeton Founding Strategy Plus Fund
Investment Securities:
Common Stock:
Real Estate Management & Development:
Canary Wharf Group plc	$54,050	Valued off of publicly traded parent	Discount for Lack of Marketability	8%	8%	—
Realogy Holdings Corp.	90,290	Valued off of freely tradeable line	Discount for lock up perod	5%	5%	—

Total Investment Securities	$144,340

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 3/28/2013	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
AZL Morgan Stanley Mid Cap Growth Fund
Investment Securities:
Private Placement:
Internet & Catalog Retail:
Peixe Urbano, Inc.	$70,906	Market Transaction Method	Purchase Price of Peixe Urbano Preferred Stock	—	—	—
		Asset Approach	Net Tangible Assets	$0.23	$0.23	$0.23
		Market Comparable Companies	Enterprise Value / Revenue	0.4x	7.6x	0.8x
			Discount for lack of marketability	10%	10%	10%
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	28.5%	28.0%
			Perpetual Growth Rate	5.0%	6.0%	5.5%
		Merger & Acquisition Transactions	Sale / Merger Scenario	$10.37	$10.37	$10.37
Internet Software & Services:
Dropbox, Inc.	2,323,432	Market Transaction Method	Purchase Price of Dropbox Common Stock	$9.05	$9.05	$9.05
		Market Comparable Companies	Enterprise Value / Revenue	7.4x	19.3x	16.6x
			Discount for lack of marketability	10%	10%	10%
		Discounted Cash Flow	Weighted Average Cost of Capital	17%	19%	18%
			Perpetual Growth Rate	2.5%	3.5%	3.0%
Palantir Technologies, Inc.	702,919	Market Transaction Method	Precedent Transaction	—	—	—
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	9.5x	8.7x
			Discount for lack of marketability	15%	15%	15%
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	17.5%	17.0%
			Perpetual Growth Rate	2.0%	3.0%	2.5%
Software:
Workday, Inc.	2,774,458	Discount for Illiquidity	10% illiquidity discount amortized over the lockup period	1.67%	1.67%	1.67%

Total Investment Securities	$5,871,715

As of March 28, 2013, there were no additional significant Level 3 valuations for which significant unobservable inputs were used to determine fair value. Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AZL BlackRock Global Allocation Fund	Balance as of December 31, 2012	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of March 28, 2013
Investment Securities:
Common Stocks:
Internet Software & Services	$—	$—	$—	$265,812	$404,260	$670,072
Transportation Infrastructure	—	—	—	—	367,395	367,395
Corporate Bonds
Transportation Infrastructure	—	—	—	35,667	481,750	517,417

Total Investment Securities	$—	$—	$—	$301,479	$1,253,405	$1,554,884

AZL Franklin Templeton Founding Strategy Plus Fund	Balance as of December 31, 2012	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of March 28, 2013
Investment Securities:
Common Stocks:
Real Estate Management & Development	$127,340	$—	$17,001	$—	$—	$144,341

Total Investment Securities	$127,340	$—	$17,001	$—	$—	$144,341

AZL Morgan Stanley Mid Cap Growth Fund	Balance as of December 31, 2012	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of March 28, 2013
Investment Securities:
Private Placement:
Internet & Catalog Retail	$159,203	$—	$(88,297)	$—	$—	$70,906
Internet Software & Services	2,925,432	—	100,919	—	—	3,026,351
Software	2,328,727	—	445,731	—	—	2,774,458
Transportation Infrastructure	245,530	—	(245,530)	—	—	—

Total Investment Securities	$5,413,362	$—	$212,823	$—	$—	$5,871,715

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees (“Trustees”). Not all restricted securities are considered illiquid. Restricted securities held as of March 28, 2013 are presented within the Funds’ Schedules.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

Inversiones Alsacia SA, 8.00%, 8/18/18	2/1/12	$232,195	$231,190	$219,630	0.1%
REI Agro, Ltd., Series REGS, 5.50%, 11.13.14	2/7/12	300,000	400,000	289,972	0.1%
Zeus Cayman II, Serities REGS,1.02%, 8.18.16	1/25/12	19,100,000	20,000,000	256,587	0.1%
Zeus Cayman, 2.05%, 8.19.13	2/8/2012	49,500,000	46,000,000	484,843	0.1%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/2012	614,560	509,075	517,417	0.1%
Delta Topco, Ltd.	5/2/2012	379,997	615,711	367,395	0.1%
Delta Debtco, Ltd.	10/18/2012	562,435	571,000	604,546	0.2%
TFS Corp, Ltd. 11.00%, 7/15/18	6/6/2012	409,063	425,000	399,360	0.1%
Project Eagle Shell Class A Shell	2/27/2013	4,089	240	4,080	0.0%
Project Eagle Shell	12/28/2012	69,955	20,670	351,390	0.1%
Project Eagle Shell Series D	12/28/2012	314,602	18,506	314,602	0.1%

AZL Davis New York Venture Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	$488,000	$119,560	0.0%
Sino-Forest Corp., Class A	12/11/09	166,320	9,900	—	0.0%
Emerald Plantation Holdings, LTD., 6.00%, 1/30/20	01/31/13	487,201	80,304	56,614	0.0%
Emerald Plantation Holdings, LTD.	01/31/13	743	74,281	743	0.0%

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Canary Wharf Group plc	10/1/12	$40,910	$13,131	$54,078	0.01%
CEVA Group plc, 11.50%, 4/1/18	3/10/10	98,718	100,000	91,500	0.02%
CEVA Group plc, 12.75%, 3/31/20	1/27/12	495,405	500,000	401,250	0.08%
Dynegy Holdings, Inc. 8.38%, 5.1.16	10/1/12	—	50,000	—	0.00%
Dynegy Holdings, Inc. 7.75%, 6.1.19	10/1/12	—	170,000	—	0.00%
Dynegy Holdings, Inc. 7.50%, 6.1.15	10/29/09	—	410,000	—	0.00%
Prime ATET&D Holdings No. 1 PTY., Ltd.	3/30/11	—	9,722	—	0.00%
Realogy Holdings Corp	10/12/12	61,601	2,879	90,291	0.02%
Bond Street Holdings LLC, Class A	11/4/09	25,492	1,251	18,765	0.00%
Tribune Co.	1/28/2013	—	5,213	—	0.00%

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets

Better Place LLC	1/25/10	2,046,081	818,433	0	0.0%
Peixe Urbano, Inc	12/02/11	1,101,072	33,446	70,906	0.0%
Workday, Inc	10/12/11	607,056	45,781	2,774,458	0.6%
Plantir Technologies, Inc.	07/19/12	702,919	229,712	702,919	0.2%
Dropbox, Inc.	05/01/12	222,513	245,606	2,323,433	0.5%

AZL Morgan Stanley Global Real Estate Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets

BGP Holdings plc	8/21/09	$—	2,485,087	$—	0.0%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

5. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

6. Federal Tax Cost Information

At March 28, 2013, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Allianz AGIC Opportunity Fund	$179,762,074	$21,387,482	$(3,061,279)	$18,326,203
AZL BlackRock Capital Appreciation Fund	523,519,379	93,893,077	(4,174,489)	89,718,588
AZL BlackRock Global Allocation Fund	376,833,303	35,733,585	(6,907,735)	28,825,850
AZL Columbia Mid Cap Value Fund	154,401,736	41,895,167	(1,486,502)	40,408,665
AZL Columbia Small Cap Value Fund	137,623,393	26,983,504	(3,460,004)	23,523,500
AZL Davis New York Venture Fund	339,390,752	148,720,954	(4,064,668)	144,656,286
AZL Dreyfus Research Growth Fund	249,520,496	56,393,486	(1,981,429)	54,412,057
AZL Enhanced Bond Index Fund	623,266,549	6,863,673	(1,087,843)	5,775,830
AZL Federated Clover Small Value Fund	284,214,467	44,670,190	(6,620,287)	38,049,903
AZL Franklin Templeton Founding Strategy Plus Fund	449,213,611	50,716,104	(11,155,195)	39,560,909
AZL Gateway Fund	163,771,305	25,224,479	(3,751,241)	21,473,238
AZL International Index Fund	572,800,300	105,245,351	(34,025,995)	71,219,356
AZL Invesco Equity and Income Fund	560,273,249	117,195,485	(911,199)	116,284,286
AZL Invesco Growth and Income Fund	290,396,094	80,185,562	(313,803)	79,871,759
AZL Invesco International Equity Fund	431,489,043	116,902,680	(5,807,416)	111,095,264
AZL JPMorgan International Opportunities Fund	585,503,808	69,748,826	(26,830,821)	42,918,005
AZL JPMorgan U.S. Equity Fund	351,480,397	83,028,231	(1,524,768)	81,503,463
AZL MFS Investors Trust Fund	269,899,801	97,357,592	(1,863,927)	95,493,665
AZL MFS Value Fund	401,341,638	75,138,484	(2,497,630)	72,640,854
AZL Mid Cap Index Fund	298,501,707	88,883,916	(7,704,666)	81,179,250
AZL Money Market Fund	827,625,357	—	—	—
AZL Morgan Stanley Global Real Estate Fund	153,699,241	42,828,263	(981,884)	41,846,379
AZL Morgan Stanley Mid Cap Growth Fund	430,197,043	112,498,017	(30,512,156)	81,985,861
AZL NFJ International Value Fund	149,106,175	23,871,958	(6,027,551)	17,844,407
AZL Oppenheimer Discovery Fund	136,989,350	21,461,087	(654,316)	20,806,771
AZL Pyramis Core Bond Fund	446,433,859	2,089,433	(1,674,602)	414,831
AZL Russell 1000 Growth Index Fund	122,464,661	41,240,516	(1,182,830)	40,057,686
AZL Russell 1000 Value Index Fund	204,324,624	53,022,372	(4,610,047)	48,412,325
AZL S&P 500 Index Fund	869,704,625	326,541,820	(9,739,614)	316,802,206
AZL Schroder Emerging Markets Equity Fund	264,891,209	69,229,120	(6,800,078)	62,429,042
AZL Small Cap Stock Index Fund	256,655,361	79,129,913	(10,938,394)	68,191,519

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

7. Subsequent Events

At a Board meeting on December 5, 2012, the Trustees approved a reorganization whereby the AZL Oppenheimer Discovery Fund would acquire the assets and liabilities of the AZL Allianz AGIC Opportunity Fund. The reorganization was completed on April 26, 2013.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 22, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	May 22, 2013